UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-08894

                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2005 - March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
March 31, 2005

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JNL/AIM LARGE CAP GROWTH FUND                                                   SHARES          MARKET VALUE
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 3.6%
  Boeing Co.                                                                            34          $2,005
  General Dynamics Corp.                                                                17           1,788
  Rockwell Collins Inc.                                                                 41           1,956
  United Technologies Corp.                                                             14           1,383
                                                                                                     7,132
AGRICULTURE - 0.7%
  Monsanto Co.                                                                          24           1,548


APPAREL - 2.8%
  Coach Inc. (b)                                                                        24           1,359
  Nike Inc. - Class B                                                                   48           4,007
                                                                                                     5,366
AUTO MANUFACTURERS - 0.7%
  Paccar Inc.                                                                           19           1,397


BEVERAGES - 1.0%
  PepsiCo Inc.                                                                          35           1,872


COMMERCIAL SERVICES - 1.5%
  Accenture Ltd. (b)                                                                   117           2,821


COMPUTERS - 6.5%
  Apple Computer Inc. (b)                                                               38           1,583
  Dell Inc. (b)                                                                        217           8,329
  NCR Corp. (b)                                                                         39           1,323
  Network Appliance Inc. (b)                                                            47           1,300
                                                                                                    12,535
COSMETICS & PERSONAL CARE - 4.6%
  Gillette Co.                                                                         122           6,179
  Proctor & Gamble Co.                                                                  51           2,719
                                                                                                     8,898
DISTRIBUTION & WHOLESALE - 1.0%
  W.W. Grainger Inc.                                                                    31           1,955


DIVERSIFIED FINANCIAL SERVICES - 7.3%
  American Express Co (l)                                                               22           1,110
  Bear Stearns Cos. Inc.                                                                17           1,718
  Countrywide Financial Corp.                                                           94           3,054
  Goldman Sachs Group Inc.                                                              18           1,980
  Lehman Brothers Holdings Inc.                                                         15           1,412
  SLM Corp.                                                                             97           4,844
                                                                                                    14,118
ELECTRONICS - 0.5%
  Waters Corp. (b)                                                                      29           1,038


FOOD - 1.0%
  Hershey Foods Corp.                                                                   32           1,935

HAND & MACHINE TOOLS - 0.8%
  Black & Decker Corp.                                                                  19           1,501

HEALTHCARE - 17.4%
  Aetna Inc.                                                                            61           4,572
  Alcon Inc.                                                                            51           4,537
  Becton Dickinson & Co.                                                                69           4,054
  CR Bard Inc.                                                                          24           1,648
  Johnson & Johnson                                                                    119           7,972
  Quest Diagnostics Inc.                                                                23           2,418
  UnitedHealth Group Inc.                                                               65           6,155
  WellPoint Inc. (b)                                                                    18           2,281
                                                                                                    33,637
HOME BUILDERS - 1.8%
  DR Horton Inc.                                                                        58           1,696
  NVR Inc. (b) (l)                                                                       2           1,688
                                                                                                     3,384
HOUSEHOLD PRODUCTS - 1.0%
  Fortune Brands Inc.                                                                   25           2,008


INSURANCE - 0.9%
  Allstate Corp.                                                                        31           1,649


INTERNET - 1.2%
  McAfee Inc. (b)                                                                       37             830
  Symantec Corp.                                                                        70           1,497
                                                                                                     2,327
IRON & STEEL - 2.0%
  Nucor Corp.                                                                           45           2,573
  United States Steel Corp.                                                             25           1,271
                                                                                                     3,844
LEISURE TIME - 0.7%
  Harley Davidson Inc.                                                                  24           1,369


LODGING - 0.7%
  Marriott International Inc. - Class A                                                 20           1,310


MACHINERY - 1.4%
  Rockwell Automation Inc.                                                              46           2,617


MANUFACTURING - 1.6%
  Danaher Corp. (l)                                                                     25           1,341
  Tyco International Ltd.                                                               50           1,692
                                                                                                     3,033
METAL FABRICATION & HARDWARE - 0.8%
  Precision Castparts Corp.                                                             19           1,486


MINING - 0.7%
  Southern Peru Copper Corp. (l)                                                        23           1,276


OIL & GAS PRODUCERS - 8.6%
  Apache Corp.                                                                          25           1,531
  BP Plc - ADR                                                                          35           2,159
  ChevronTexaco Corp.                                                                   54           3,120
  ConocoPhillips                                                                        37           3,990
  Devon Energy Corp.                                                                    33           1,576
  Valero Energy Corp.                                                                   56           4,125
                                                                                                    16,501
PHARMACEUTICALS - 2.4%
  GlaxoSmithkline Plc - ADR                                                             31           1,424
  Medco Health Solutions Inc. (b)                                                       31           1,537
  Shire Pharmaceuticals Plc - ADR                                                       49           1,683
                                                                                                     4,644
RETAIL - 13.8%
  Abercrombie & Fitch Co. - Class A                                                     33           1,889
  Costco Wholesale Corp.                                                                68           3,017
  Home Depot Inc.                                                                       54           2,080
  JC Penney Co. Inc.                                                                    38           1,983
  Limited Brands                                                                        82           1,983
  McDonald's Corp.                                                                     118           3,668
  Nordstrom Inc.                                                                        54           2,996
  Staples Inc.                                                                         150           4,711
  Yum! Brands Inc.                                                                      82           4,223
                                                                                                    26,550
SEMICONDUCTORS - 1.2%
  Intel Corp.                                                                           36             836
  National Semiconductor Corp.                                                          69           1,422
                                                                                                     2,258
SOFTWARE - 4.9%
  Adobe Systems Inc.                                                                    58           3,882
  Autodesk Inc.                                                                         64           1,899
  Microsoft Corp.                                                                      104           2,509
  Oracle Corp. (b)                                                                      94           1,174
                                                                                                     9,464
TELECOMMUNICATIONS EQUIPMENT - 1.1%
  Cisco Systems Inc. (b)                                                               121           2,165


TOYS & HOBBIES - 0.8%
  Mattel Inc.                                                                           68           1,451


TRANSPORTATION - 1.4%
  FedEx Corp.                                                                           13           1,250
  Norfolk Southern Corp.                                                                41           1,523
                                                                                                     2,773
WIRELESS TELECOMMUNICATIONS - 1.2%
  Motorola Inc.                                                                         62             924
  Qualcomm Inc.                                                                         40           1,455
                                                                                                     2,379

  Total Common Stocks (cost $172,925)                                                              188,241
SHORT TERM INVESTMENTS - 6.7%
MONEY MARKET FUNDS - 3.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       7,315           7,315

SECURITIES LENDING COLLATERAL - 2.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                 5,655           5,655


  Total Short Term Investments (cost $12,970)                                                       12,970
TOTAL INVESTMENTS - 104.3% (COST $185,895)                                                         201,211
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (4.3%)                                                        (8,323)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $192,888
-----------------------

JNL/AIM SMALL CAP GROWTH FUND
COMMON STOCKS - 94.7%
AEROSPACE & DEFENSE - 0.6%
  United Industrial Corp.                                                               11            $329


APPAREL - 2.2%
  Quicksilver Inc. (b)                                                                  12             345
  Warnaco Group Inc. (b)                                                                16             382
  Wolverine World Wide Inc.                                                             11             243
                                                                                                       970
BANKS - 3.9%
  East-West Bancorp. Inc.                                                                6             225
  Privatebancorp Inc.                                                                    8             261
  Silicon Valley Bancshares (b)                                                          9             375
  Southwest Bancorp. Inc.                                                               15             273
  Texas Capital Bancshares Inc. (b)                                                      5             113
  Texas Regional Bancshares Inc. - Class A                                               7             217
  UCBH Holdings Inc.                                                                     7             271
                                                                                                     1,735
BIOTECHNOLOGY - 2.1%
  Affymetrix Inc. (b) (l)                                                               10             420
  Integra LifeSciences Holdings Corp. (b)                                               10             359
  Myriad Genetics Inc. (b)                                                               9             171
                                                                                                       950
BUILDING MATERIALS - 1.5%
  Eagle Materials Inc.                                                                   5             405
  Trex Company Inc. (b)                                                                  6             266
                                                                                                       671
CHEMICALS - 0.8%
  FMC Corp. (b)                                                                          7             353


COMMERCIAL SERVICES - 4.8%
  Advisory Board Co. (b)                                                                 5             232
  Charles River Associates Inc. (b)                                                      6             291
  Corporate Executive Board Co.                                                          5             345
  Costar Group Inc. (b) (l)                                                              9             332
  Euronet Worldwide Inc. (b)                                                            14             403
  MPS Group Inc. (b)                                                                    25             262
  Steiner Leisure Ltd. (b)                                                               8             245
                                                                                                     2,110
COMPUTERS - 1.7%
  Catapult Communications Corp. (b)                                                      9             194
  Intergraph Corp. (b)                                                                   8             216
  Mercury Computer Systems Inc. (b)                                                     13             350
                                                                                                       760
DISTRIBUTION & WHOLESALE - 1.3%
  Hughes Supply Inc.                                                                    11             321
  ScanSource Inc. (b)                                                                    5             254
                                                                                                       575
DIVERSIFIED FINANCIAL SERVICES - 1.2%
  Affiliated Managers Group Inc. (b) (l)                                                 5             285
  Jefferies Group Inc.                                                                   6             241
                                                                                                       526
ELECTRONICS - 5.1%
  Cymer Inc. (b)                                                                        12             324
  Daktronics Inc. (b)                                                                    7             158
  Flir Systems Inc. (b)                                                                 13             406
  II-VI Inc. (b)                                                                        10             169
  Imax Corp. (b) (l)                                                                    27             246
  Thomas & Betts Corp. (b)                                                              10             333
  Trimble Navigation Ltd. (b)                                                            9             320
  Varian Inc. (b)                                                                        8             299
                                                                                                     2,255
ENTERTAINMENT - 3.1%
  Lions Gate Entertainment Corp. (b)                                                    37             412
  Macrovision Corp. (b)                                                                 14             312
  Penn National Gaming Inc. (b)                                                         11             311
  Shuffle Master Inc. (b)                                                               12             344
                                                                                                     1,379
ENVIRONMENTAL CONTROL - 0.8%
  Stericycle Inc. (b)                                                                    8             336


FOOD - 0.9%
  United Natural Foods Inc. (b)                                                         13             377


HEALTHCARE - 9.9%
  American Medical Systems Holdings Inc. (b)                                            18             316
  Amsurg Corp. (b)                                                                       9             226
  Gen-Probe Inc. (b)                                                                     9             392
  Immucor Inc. (b)                                                                      17             509
  Intuitive Surgical Inc. (b)                                                            8             350
  LifePoint Hospitals Inc. (b) (l)                                                      10             447
  Mentor Corp.                                                                          11             366
  NuVasive Inc. (b)                                                                     18             236
  Pediatrix Medical Group Inc. (b)                                                       5             357
  Renal Care Group Inc. (b)                                                              7             266
  Resmed Inc. (b) (l)                                                                    5             288
  Syneron Medical Ltd.                                                                   9             296
  Wright Medical Group Inc. (b)                                                         14             326
                                                                                                     4,375
HOME BUILDERS - 1.0%
  Beazer Homes USA Inc. (l)                                                              9             434


HOME FURNISHINGS - 0.6%
  Tempur-Pedic International Inc. (b)                                                   13             246


HOUSEHOLD PRODUCTS - 2.1%
  Fossil Inc. (b)                                                                        9             237
  Scotts Miracle-Grow Co. (b)                                                            6             386
  Toro Co.                                                                               3             292
                                                                                                       915
INSURANCE - 1.2%
  HCC Insurance Holdings Inc.                                                            7             260
  ProAssurance Corp. (b)                                                                 6             253
                                                                                                       513
INTERNET - 5.3%
  Digital River Inc. (b)                                                                10             324
  Internet Security Systems (b)                                                         17             311
  Macromedia Inc. (b)                                                                   15             516
  RSA Security Inc. (b)                                                                 17             265
  Sapient Corp. (b)                                                                     42             306
  Valueclick Inc. (b)                                                                   27             285
  Websense Inc. (b)                                                                      7             360
                                                                                                     2,367
IRON & STEEL - 0.7%
  Cleveland-Cliffs Inc.                                                                  4             313


LEISURE TIME - 0.9%
  Nautilus Group Inc.                                                                   16             383


LODGING - 1.5%
  Choice Hotels International Inc.                                                       6             390
  Kerzner International Ltd. (b)                                                         5             288
                                                                                                       678
MACHINERY - 2.2%
  Graco Inc.                                                                             7             283
  IDEX Corp. (l)                                                                         7             270
  JLG Industries Inc.                                                                   19             405
                                                                                                       958
MANUFACTURING - 0.6%
  Actuant Corp. - Class A (b)                                                            6             252


MEDIA - 0.6%
  Radio One Inc. (b)                                                                     7             100
  Radio One Inc. - Class D (b) (l)                                                      12             170
                                                                                                       270
OIL & GAS PRODUCERS - 3.1%
  Encore Acquisition Co. (b)                                                             7             277
  Patterson-UTI Energy Inc.                                                             12             295
  Quicksilver Resources Inc. (b)                                                         3             122
  Range Resources Corp.                                                                 12             273
  Unit Corp. (b)                                                                         9             416
                                                                                                     1,383
OIL & GAS SERVICES - 2.4%
  CAL Dive International Inc. (b)                                                        9             412
  Core Laboratories NV (b)                                                              11             288
  FMC Technologies Inc. (b)                                                             11             348
                                                                                                     1,048
PHARMACEUTICALS - 4.9%
  Accredo Health Inc. (b)                                                               14             604
  Amylin Pharmaceuticals Inc. (b)                                                       11             192
  Eyetech Pharmaceuticals Inc. (b)                                                       9             239
  First Horizon Pharmaceutical Corp. (b)                                                15             255
  MGI Pharma Inc. (b)                                                                   12             308
  United Therapeutics Corp. (b)                                                          6             251
  VCA Antech Inc. (b)                                                                   16             328
                                                                                                     2,177
RETAIL - 12.6%
  Aeropostale Inc. (b)                                                                  17             550
  Bebe Stores Inc.                                                                      15             494
  Childrens Place (b)                                                                    6             301
  GameStop Corp. (b)                                                                    17             386
  Guitar Center Inc. (b)                                                                 7             406
  Jack In The Box Inc. (b)                                                              10             382
  JOS. A. Banks Clothiers Inc. (b) (l)                                                  13             370
  MSC Industrial Direct Co. - Class A                                                   12             364
  Pacific Sunwear of California (b)                                                      8             227
  Panera Bread Co. - Class A (b)                                                         9             509
  PF Chang's China Bistro Inc. (b) (l)                                                   8             460
  Rare Hospitality International Inc. (b)                                               13             388
  Regis Corp.                                                                            8             319
  Sonic Corp. (b)                                                                       14             457
                                                                                                     5,613
SEMICONDUCTORS - 3.4%
  ARM Holdings Plc                                                                      58             348
  Formfactor Inc. (b)                                                                   13             299
  Microsemi Corp. (b)                                                                   26             428
  Power Integrations Inc. (b)                                                            6             130
  Semtech Corp. (b)                                                                     17             306
                                                                                                     1,511
SOFTWARE - 3.9%
  Avid Technology Inc. (b)                                                               6             298
  Cerner Corp. (b) (l)                                                                   8             415
  Epicor Software Corp. (b)                                                             23             304
  Global Payments Inc. (l)                                                               6             380
  MicroStrategy Inc. - Class A (b)                                                       7             353
                                                                                                     1,750
TELECOMMUNICATIONS EQUIPMENT - 1.7%
  Plantronics Inc.                                                                       6             244
  Polycom Inc. (b)                                                                      17             292
  SafeNet Inc. (b)                                                                       8             240
                                                                                                       776
TOYS & HOBBIES - 1.4%
  Marvel Enterprises Inc. (b)                                                           18             361
  RC2 Corp. (b)                                                                          8             255
                                                                                                       616
TRANSPORTATION - 4.3%
  Forward Air Corp.                                                                      8             332
  Heartland Express Inc.                                                                12             228
  Kirby Corp. (b)                                                                        5             198
  Knight Transportation Inc.                                                            10             242
  Old Dominion Freight Line Inc. (b)                                                     8             243
  Swift Transportation Co. Inc. (b)                                                     16             359
  UTI Worldwide Inc.                                                                     5             313
                                                                                                     1,915
WIRELESS TELECOMMUNICATIONS - 0.4%
  Alamosa Holdings Inc. (b)                                                             17             196
Total Common Stocks (cost $36,168)                                                                  42,015

MUTUAL FUNDS - 0.9%
  Ishares Nasdaq Biotechnology Index Fund (l)                                            6             408

  Total Mutual Funds (cost $463)                                                                       408
SHORT TERM INVESTMENTS - 14.2%
MONEY MARKET FUNDS - 5.2%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       2,213           2,213
  Dreyfus Government Cash Management Fund, 2.56% (a)                                    87              87

SECURITIES LENDING COLLATERAL - 9.0%
  Mellon GSL Delaware Business Trust Collateral
Fund
3,980                                                                                                3,980

  Total Short Term Investments (cost $6,280)                                                         6,280
TOTAL INVESTMENTS - 114.2% (COST $40,547)                                                           48,703
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (14.2%)                                                       (4,317)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                            $44,386
-----------------------

JNL/ALGER GROWTH FUND
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 2.3%
  Boeing Co.                                                                            35          $2,017
  General Dynamics Corp.                                                                33           3,511
                                                                                                     5,528
BEVERAGES - 1.9%
  PepsiCo Inc.                                                                          99           5,234


BIOTECHNOLOGY - 1.3%
  Genentech Inc. (b)                                                                    61           3,453


CHEMICALS - 4.1%
  Dow Chemical Co.                                                                     117           5,810
  PPG Industries Inc.                                                                   36           2,596
  Rohm & Haas Co.                                                                       55           2,621
                                                                                                    11,027
COMMERCIAL SERVICES - 0.8%
  McKesson Corp.                                                                        55           2,076


COMPUTERS - 4.5%
  Apple Computer Inc. (b)                                                              151           6,288
  EMC Corp. (b)                                                                        113           1,386
  Research In Motion Ltd. (b)                                                           59           4,524
                                                                                                    12,198
COSMETICS & PERSONAL CARE - 2.0%
  Gillette Co.                                                                         106           5,331


DIVERSIFIED FINANCIAL SERVICES - 5.2%
  Franklin Resources Inc. (l)                                                           28           1,908
  Lehman Brothers Holdings Inc.                                                         37           3,503
  Merrill Lynch & Co. Inc.                                                              66           3,713
  Morgan Stanley                                                                        48           2,771
  T Rowe Price Group Inc.                                                               37           2,191
                                                                                                    14,086
ELECTRIC - 1.0%
  Entergy Corp.                                                                         38           2,692


HEALTHCARE - 10.0%
  HCA Inc.                                                                             126           6,723
  Health Management Associates Inc.                                                     51           1,338
  Humana Inc. (b) (l)                                                                   64           2,035
  Johnson & Johnson                                                                     72           4,836
  Medtronic Inc.                                                                       103           5,266
  Pacificare Health Systems (b)                                                         25           1,395
  WellPoint Inc. (b)                                                                    42           5,227
                                                                                                    26,820
HOME BUILDERS - 2.1%
  Pulte Homes Inc.                                                                      77           5,655

 INSURANCE - 4.1%
  Cigna Corp.                                                                           52           4,617
  Genworth Financial Inc.                                                               89           2,447
  St. Paul Travelers Cos. Inc.                                                         106           3,879
                                                                                                    10,943
INTERNET - 5.2%
  Google Inc. (b) (l)                                                                   23           4,061
  NetFlix Inc. (b) (l)                                                                 338           3,665
  Yahoo! Inc. (b)                                                                      183           6,212
                                                                                                    13,938
LODGING - 5.4%
  Harrah's Entertainment Inc. (l)                                                       81           5,218
  Hilton Hotels Corp.                                                                  238           5,322
  Starwood Hotels & Resorts Worldwide Inc.                                              68           4,094
                                                                                                    14,634
MACHINERY - 1.2%
  Caterpillar Inc.                                                                      34           3,127


MANUFACTURING - 4.3%
  3M Co.                                                                                42           3,573
  Eastman Kodak Co. (l)                                                                 97           3,157
  Tyco International Ltd.                                                              143           4,842
                                                                                                    11,572
MEDIA - 6.0%
  News Corp. Inc. (l)                                                                  309           5,235
  Viacom Inc. - Class B                                                                 70           2,428
  Walt Disney Co.                                                                      149           4,281
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                   137           4,300
                                                                                                    16,244
MINING - 1.0%
  Peabody Energy Corp.                                                                  55           2,568


OIL & GAS PRODUCERS - 6.1%
  BP Plc - ADR                                                                          53           3,279
  Exxon Mobil Corp.                                                                    107           6,395
  Sasol Ltd.                                                                            85           2,030
  Suncor Energy Inc.                                                                    33           1,323
  Transocean Inc. (b)                                                                   66           3,383
                                                                                                    16,410
OIL & GAS SERVICES - 2.4%
  National Oilwell Varco Inc. (b) (l)                                                   99           4,612
  Schlumberger Ltd.                                                                     27           1,899
                                                                                                     6,511
PHARMACEUTICALS - 4.0%
  Caremark Rx Inc. (b)                                                                  85           3,383
  Pfizer Inc.                                                                          106           2,785
  Sanofi-Aventis                                                                        64           2,710
  Schering-Plough Corp.                                                                108           1,962
                                                                                                    10,840
PIPELINES - 1.5%
  Enterprise Products Partners LP (l)                                                   25             631
  Williams Cos. Inc.                                                                   186           3,495
                                                                                                     4,126
RETAIL - 9.0%
  Bed Bath & Beyond Inc. (b)                                                            18             639
  CVS Corp.                                                                            120           6,296
  Kohl's Corp. (b)                                                                      93           4,817
  Lowe's Cos. Inc.                                                                      46           2,643
  Target Corp.                                                                          54           2,704
  Wal-Mart Stores Inc.                                                                 143           7,166
                                                                                                    24,265
SEMICONDUCTORS - 4.1%
  Analog Devices Inc.                                                                   62           2,226
  Intel Corp.                                                                          205           4,770
  Linear Technology Corp. (l)                                                          105           4,028
                                                                                                    11,024
SOFTWARE - 4.6%
  Automatic Data Processing Inc.                                                        67           3,030
  Intuit Inc. (b)                                                                       35           1,532
  Microsoft Corp.                                                                      163           3,946
  Oracle Corp. (b)                                                                     314           3,912
                                                                                                    12,420
TELECOMMUNICATIONS - 0.9%
  Sprint Corp. (l)                                                                     101           2,304


TRANSPORTATION - 1.2%
  FedEx Corp.                                                                           35           3,306


WIRELESS TELECOMMUNICATIONS - 1.4%
  Nokia OYJ. - Class A - ADR                                                           163           2,514
  Qualcomm Inc.                                                                         38           1,382
                                                                                                     3,896
  Total Common Stocks (cost $252,509)                                                              262,228
SHORT TERM INVESTMENTS - 11.9%
MONEY MARKET FUNDS - 2.9%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       7,737           7,737

SECURITIES LENDING COLLATERAL - 9.0%
  Mellon GSL Delaware Business Trust Collateral Fund                                24,192          24,192

  Total Short Term Investments (cost $31,929)                                                       31,929
TOTAL INVESTMENTS - 109.5% (COST $264,226)                                                         294,157
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (9.5%)                                                       (25,478)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $268,679
-----------------------

JNL/ALLIANCE CAPITAL GROWTH FUND
COMMON STOCKS - 98.9%
BIOTECHNOLOGY - 4.1%
  Amgen Inc. (b)                                                                        18          $1,042
  Genentech Inc. (b)                                                                     9             532
                                                                                                     1,574
COMPUTERS - 8.4%
  Apple Computer Inc. (b)                                                               20             846
  Dell Inc. (b)                                                                         41           1,579
  Network Appliance Inc. (b)                                                            20             556
  Research In Motion Ltd. (b)                                                            3             229
                                                                                                     3,210
COSMETICS & PERSONAL CARE - 4.0%
  Avon Products Inc.                                                                    19             820
  Colgate-Palmolive Co.                                                                  5             271
  Proctor & Gamble Co.                                                                   8             435
                                                                                                     1,526
DIVERSIFIED FINANCIAL SERVICES - 10.7%
  Charles Schwab Corp.                                                                  57             600
  Chicago Mercantile Exchange Holdings Inc.                                              1             112
  Citigroup Inc.                                                                        19             849
  Franklin Resources Inc.                                                                8             556
  Goldman Sachs Group Inc.                                                               4             418
  Legg Mason Inc. (l)                                                                    6             438
  MBNA Corp.                                                                            30             746
  Merrill Lynch & Co. Inc.                                                               7             374
                                                                                                     4,093
FOOD - 0.9%
  Whole Foods Market Inc.                                                                3             337


HEALTHCARE - 9.9%
  Alcon Inc.                                                                             9             839
  Boston Scientific Corp. (b)                                                            1              41
  St. Jude Medical Inc. (b)                                                             25             904
  UnitedHealth Group Inc.                                                                8             782
  WellPoint Inc. (b)                                                                     5             627
  Zimmer Holdings Inc. (b)                                                               8             615
                                                                                                     3,808
HOME BUILDERS - 1.5%
  Lennar Corp.                                                                           3             187
  Pulte Homes Inc.                                                                       5             390
                                                                                                       577
INSURANCE - 6.0%
  ACE Ltd.                                                                              12             495
  AFLAC Inc.                                                                            13             488
  American International Group Inc.                                                     24           1,310
                                                                                                     2,293
INTERNET - 11.5%
  eBay Inc. (b)                                                                         42           1,580
  Google Inc. (b)                                                                        5             871
  Yahoo! Inc. (b)                                                                       57           1,939
                                                                                                     4,390
LEISURE TIME - 2.1%
  Carnival Corp.                                                                        15             793


MANUFACTURING - 3.1%
  General Electric Co.                                                                  25             905
  Tyco International Ltd.                                                                9             297
                                                                                                     1,202
MEDIA - 1.8%
  EW Scripps Co.                                                                        12             585
  XM Satellite Radio Holdings Inc. - Class A (b)                                         3             101
                                                                                                       686
OIL & GAS PRODUCERS - 2.8%
  Nabors Industries Ltd. (b)                                                            14             846
  Patina Oil & Gas Corp.                                                                 6             244
                                                                                                     1,090
OIL & GAS SERVICES - 3.6%
  Baker Hughes Inc.                                                                      4             191
  Halliburton Co.                                                                       28           1,194
                                                                                                     1,385
PHARMACEUTICALS - 2.8%
  Caremark Rx Inc. (b)                                                                   8             302
  Teva Pharmaceutical Industries Ltd. - ADR                                             25             784
                                                                                                     1,086
RETAIL - 5.9%
  Lowe's Cos. Inc.                                                                      18           1,045
  Starbucks Corp. (b)                                                                    8             408
  Target Corp.                                                                          16             790
                                                                                                     2,243
SEMICONDUCTORS - 6.4%
  Advanced Micro Devices, Inc. (b) (l)                                                  10             164
  Broadcom Corp. - Class A (b)                                                          29             871
  Marvell Technology Group Ltd. (b) (l)                                                 27           1,051
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                     45             378
                                                                                                     2,464
SOFTWARE - 3.8%
  Electronic Arts Inc.                                                                  19             999
  Microsoft Corp.                                                                       19             469
                                                                                                     1,468
TELECOMMUNICATIONS EQUIPMENT - 5.7%
  Corning Inc. (b)                                                                     104           1,159
  Juniper Networks Inc. (b)                                                             46           1,006
                                                                                                     2,165
TRANSPORTATION - 0.3%
  United Parcel Service Inc.                                                             1              98


WIRELESS TELECOMMUNICATIONS - 3.6%
  Qualcomm Inc.                                                                         37           1,371

  Total Common Stocks (cost $35,465)                                                                37,859
SHORT TEM INVESTMENTS - 4.2%
SECURITIES LENDING COLLATERAL - 4.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                 1,616           1,616

  Total Short Term Investments (cost $1,616)                                                         1,616

TOTAL INVESTMENTS - 103.1% (COST $37,081)                                                           39,475
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (3.1)%                                                         (1,180)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                            $38,295
-----------------------

JNL/EAGLE CORE EQUITY FUND
COMMON STOCKS - 92.6%
ADVERTISING - 1.1%
  Omnicom Group Inc.                                                                    47          $4,169


AEROSPACE & DEFENSE - 2.0%
  United Technologies Corp.                                                             72           7,320


BANKS - 3.3%
  Bank of America Corp.                                                                 70           3,069
  Bank of New York Company Inc.                                                         28             813
  US Bancorp.                                                                           49           1,412
  Wachovia Corp.                                                                        53           2,719
  Wells Fargo & Co.                                                                     63           3,761
                                                                                                    11,774
BEVERAGES - 2.7%
  Anheuser-Busch Cos. Inc.                                                              20             948
  Coca-Cola Co.                                                                        182           7,576
  PepsiCo Inc.                                                                          24           1,273
                                                                                                     9,797
BIOTECHNOLOGY - 1.3%
  Amgen Inc. (b)                                                                        42           2,468
  Genzyme Corp.                                                                         38           2,159
                                                                                                     4,627
CHEMICALS - 0.3%
  Air Products & Chemicals Inc.                                                         18           1,139


COMMERCIAL SERVICES - 0.4%
  RR Donnelley & Sons Co.                                                               42           1,328


COMPUTERS - 5.0%
  Dell Inc. (b)                                                                        300          11,538
  EMC Corp. (b)                                                                        181           2,234
  Research In Motion Ltd. (b)                                                           46           3,546
                                                                                                    17,318
COSMETICS & PERSONAL CARE - 0.3%
  Proctor & Gamble Co.                                                                  20           1,060


DIVERSIFIED FINANCIAL SERVICES - 5.4%
  American Express Co                                                                   85           4,351
  Citigroup Inc.                                                                       184           8,273
  Goldman Sachs Group Inc.                                                              26           2,854
  JPMorgan Chase & Co.                                                                  35           1,211
  Merrill Lynch & Co. Inc.                                                              36           2,015
                                                                                                    18,704
ELECTRIC - 0.4%
  NiSource Inc.                                                                         56           1,276


ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
  Emerson Electric Co.                                                                 132           8,555


ELECTRONICS - 0.6%
  Symbol Technologies Inc.                                                             139           2,013


ENTERTAINMENT - 0.6%
  International Game Technology                                                         84           2,237


ENVIRONMENTAL CONTROL - 1.2%
  Waste Management Inc.                                                                140           4,027


FOOD - 1.1%
  General Mills Inc.                                                                    34           1,671
  Sysco Corp.                                                                           57           2,041
                                                                                                     3,712
GAS - 0.5%
  UGI Corp.                                                                             35           1,590


HEALTHCARE - 7.6%
  Baxter International Inc.                                                            118           4,023
  Boston Scientific Corp. (b)                                                           98           2,859
  Cyberonics Inc. (b)                                                                   11             486
  Guidant Corp.                                                                         71           5,254
  HCA Inc.                                                                             113           6,069
  Johnson & Johnson                                                                     67           4,473
  UnitedHealth Group Inc.                                                               24           2,289
  Zimmer Holdings Inc. (b)                                                              12             918
                                                                                                    26,371
HOUSEHOLD PRODUCTS - 2.1%
  Kimberly-Clark Corp.                                                                  45           2,964
  Newell Rubbermaid Inc. (l)                                                           199           4,359
                                                                                                     7,323
INSURANCE - 1.1%
  American International Group Inc.                                                     39           2,133
  MetLife Inc.                                                                          22             860
  St. Paul Travelers Cos. Inc.                                                          19             698
                                                                                                     3,691
INTERNET - 2.3%
  eBay Inc. (b)                                                                         37           1,362
  Google Inc. (b)                                                                       16           2,951
  VeriSign Inc. (b)                                                                     41           1,177
  Yahoo! Inc. (b)                                                                       72           2,432
                                                                                                     7,922
LEISURE TIME - 0.8%
  Harley Davidson Inc.                                                                  47           2,697


LODGING - 1.1%
  Harrah's Entertainment Inc. (l)                                                       59           3,810


MACHINERY - 0.2%
  Deere & Co.                                                                           12             806


MANUFACTURING - 5.1%
  3M Co.                                                                                24           2,057
  Cooper Industries Ltd. - Class A                                                      22           1,573
  General Electric Capital Corp.                                                       199           7,158
  Harsco Corp.                                                                          30           1,788
  Honeywell international Inc.                                                          29           1,079
  Tyco International Ltd.                                                              118           3,985
                                                                                                    17,640
MEDIA - 3.4%
  Mcgraw-Hill Cos. Inc.                                                                 15           1,309
  News Corp. Inc.                                                                      134           2,267
  Time Warner Inc. (b)                                                                 370           6,496
  Tribune Co.                                                                           23             917
  Viacom Inc. - Class B                                                                 26             888
                                                                                                    11,877
OIL & GAS PRODUCERS - 1.8%
  BP Plc - ADR                                                                          34           2,103
  ENSCO International Inc.                                                              50           1,900
  Exxon Mobil Corp.                                                                     40           2,384
                                                                                                     6,387
OIL & GAS SERVICES - 1.6%
  Halliburton Co.                                                                      128           5,553


PHARMACEUTICALS - 6.4%
  Bristol-Myers Squibb Co.                                                              45           1,146
  Caremark Rx Inc. (b)                                                                  72           2,864
  Eli Lilly & Co.                                                                       16             839
  Pfizer Inc.                                                                          385          10,110
  Wyeth                                                                                176           7,403
                                                                                                    22,362
PIPELINES - 0.5%
  Kinder Morgan Inc.                                                                    24           1,841


REAL ESTATE - 1.5%
  Boston Properties Inc.                                                                11             663
  Crescent Real Estate Equities Co.                                                     49             801
  Equity Office Properties Trust                                                        35           1,055
  General Growth Properties Inc.                                                        29             989
  Health Care Property Investors Inc.                                                   48           1,127
  Vornado Realty Trust                                                                   9             623
                                                                                                     5,258
RETAIL - 9.5%
  CVS Corp.                                                                             89           4,688
  Home Depot Inc.                                                                      172           6,589
  McDonald's Corp.                                                                     263           8,184
  Target Corp.                                                                          65           3,226
  Wal-Mart Stores Inc.                                                                 186           9,335
  Wendy's International Inc.                                                            28           1,080
                                                                                                    33,102
SEMICONDUCTORS - 6.7%
  Altera Corp. (b)                                                                      65           1,278
  Analog Devices Inc.                                                                   58           2,100
  Applied Materials Inc.                                                               338           5,486
  Broadcom Corp. - Class A (b)                                                         112           3,365
  Entegris Inc. (b)                                                                    164           1,619
  Intel Corp.                                                                          155           3,598
  Maxim Integrated Products Inc.                                                        66           2,695
  National Semiconductor Corp.                                                          40             817
  Texas Instruments Inc.                                                                49           1,246
  Ultra Clean Holdings (b)                                                             201           1,224
                                                                                                    23,428
SOFTWARE - 5.0%
  Fiserv Inc. (b)                                                                       67           2,657
  Microsoft Corp.                                                                      407           9,831
  Veritas Software Corp. (b)                                                           207           4,809
                                                                                                    17,297
TELECOMMUNICATIONS - 0.5%
  SBC Communications Inc.                                                               28             663
  Verizon Communications Inc.                                                           28             994
                                                                                                     1,657
TELECOMMUNICATIONS EQUIPMENT - 1.8%
  Avaya Inc. (b)                                                                       276           3,228
  Cisco Systems Inc. (b)                                                               172           3,082
                                                                                                     6,310
TOBACCO - 1.6%
  Altria Group Inc.                                                                     85           5,546


TRANSPORTATION - 1.2%
  FedEx Corp.                                                                           46           4,313


WIRELESS TELECOMMUNICATIONS - 2.1%
  Nokia OYJ. - Class A - ADR                                                           269           4,143
  Qualcomm Inc.                                                                         89           3,262
                                                                                                     7,405
  Total Common Stocks (cost $306,062)                                                              323,242
PREFERRED STOCKS - 0.2%
INSURANCE - 0.2%
  Travelers Property Casualty Corp., 4.50% (b)                                          31             679

  Total Preferred Stocks (cost $768)                                                                   679
WARRANTS - 0.0%
TELECOMMUNICATIONS EQUIPMENT - 0.0%
  Lucent Technologies Inc., Strike Price $2.75, Expiring 12/10/07                        4               3

  Total Warrants (cost $0)                                                                               3
CORPORATE BONDS - 0.7%
HEALTHCARE - 0.2%
  Community Health Care Systems Inc., 4.25%, 10/15/08 (e) (j)                          575             632


INSURANCE - 0.2%
  Loews Corp., 3.125%, 09/15/07 (j)                                                    750             756


MEDIA - 0.3%
  AT&T Corp-liberty Media Corp., 3.25%, 03/15/31 (j) (l)                             1,330           1,135

  Total Corporate Bonds (cost $2,499)                                                                2,523
SHORT TERM INVESTMENTS - 9.0%
MONEY MARKET FUNDS - 6.4%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                      17,508          17,508
  Dreyfus Government Cash Management Fund, 2.56% (a)                                 4,682           4,682

SECURITIES LENDING COLLATERAL - 2.6%
  Mellon GSL Delaware Business Trust Collateral
Fund
9,051                                                                                                9,051

  Total Short Term Investments (cost $31,241)                                                       31,241
TOTAL INVESTMENTS - 102.5% (COST $340,570)                                                         357,688
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (2.5)%                                                         (8,692)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $348,996
-----------------------

JNL/EAGLE SMALLCAP EQUITY FUND
COMMON STOCKS - 100.1%
AGRICULTURE - 2.4%
  Delta & Pine Land Co                                                                 125          $3,387


BANKS - 0.4%
  Bank Mutual Corp.                                                                     57             670


BIOTECHNOLOGY - 3.3%
  deCODE Genetics Inc. (b)                                                             187           1,068
  Martek Biosciences Corp. (b) (l)                                                      66           3,835
                                                                                                     4,903
COMMERCIAL SERVICES - 1.7%
  Corrections Corp. (b)                                                                 66           2,548


COMPUTERS - 4.3%
  Factset Research Systems Inc. (l)                                                    116           3,842
  Radisys Corp. (b)                                                                    187           2,644
                                                                                                     6,486
DISTRIBUTION & WHOLESALE - 1.7%
  SCP Pool Corp. (l)                                                                    81           2,588


ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
  General Cable Corp. (b)                                                              190           2,298
  Littelfuse Inc. (b)                                                                   25             707
                                                                                                     3,005
ELECTRONICS - 0.9%
  Gentex Corp.                                                                          24             772
  OYO Geospace Corp. (b)                                                                32             624
                                                                                                     1,396
ENTERTAINMENT - 7.6%
  Alliance Gaming Corp. (b) (l)                                                        324           3,104
  Lions Gate Entertainment Corp. (b)                                                   399           4,409
  Neveda Gold & Casinos Inc. (b)                                                        57             728
  Shuffle Master Inc. (b)                                                              107           3,103
                                                                                                    11,344
ENVIRONMENTAL CONTROL - 8.4%
  Aleris International Inc. (b)                                                        222           5,549
  Duratek Inc. (b)                                                                     107           2,144
  Waste Connections Inc. (b) (l)                                                       141           4,889
                                                                                                    12,582
HEALTHCARE - 17.7%
  American Healthways Inc. (b) (l)                                                      73           2,394
  American Medical Systems Holdings Inc. (b)                                           203           3,491
  Arrow International Inc.                                                              44           1,494
  Centene Corp. (b)                                                                     50           1,494
  Cooper Cos. Inc.                                                                      47           3,445
  DJ Orthopedics Inc. (b)                                                               68           1,693
  Horizon Health Corp. (b)                                                              72           3,076
  Inamed Corp. (b)                                                                      77           5,386
  Respironics Inc. (b)                                                                  69           4,038
                                                                                                    26,511
HOME FURNISHINGS - 5.3%
  Tempur-Pedic International Inc. (b) (l)                                              170           3,167
  Universal Electronics Inc. (b)                                                       285           4,807
                                                                                                     7,974
INSURANCE - 3.3%
  Direct General Corp.                                                                  45             921
  Philadelphia Consolidated Holding Co. (b) (l)                                         39           3,047
  Primus Guaranty Ltd. (b)                                                              75             977
                                                                                                     4,945
INTERNET - 2.1%
  eCollege.com Inc. (b)                                                                 68             873
  Internet Capital Group Inc. (b)                                                      137             963
  Radware Ltd. (b)                                                                      57           1,342
                                                                                                     3,178
LEISURE TIME - 0.1%
  Orange 21 Inc. (b)                                                                    23             151


MACHINERY - 1.5%
  UNOVA Inc. (b)                                                                       108           2,227


MANUFACTURING - 1.6%
  Actuant Corp. - Class A (b)                                                           50           2,237
  Applied Films Corp. (b)                                                                5             109
                                                                                                     2,346
OIL & GAS PRODUCERS - 8.1%
  Patterson-UTI Energy Inc.                                                            253           6,318
  Unit Corp. (b)                                                                       130           5,880
                                                                                                    12,198
OIL & GAS SERVICES - 2.2%
  Maverick Tube Corp. (b) (l)                                                           56           1,821
  Tetra Technologies Inc. (b)                                                           53           1,504
                                                                                                     3,325
PHARMACEUTICALS - 1.2%
  Dendreon Corp. (b)                                                                    63             341
  Medics Pharmaceutical Corp. (l)                                                       51           1,526
                                                                                                     1,867
RETAIL - 7.5%
  Build-A-Bear Workshop Inc. (b)                                                       111           3,409
  Cabela's Inc. - Class A (b)                                                          108           2,230
  Cash America International Inc.                                                       66           1,437
  Genesco Inc. (b)                                                                     146           4,161
                                                                                                    11,237
SEMICONDUCTORS - 2.0%
  Integrated Device Technology Inc. (b)                                                252           3,034


SOFTWARE - 9.5%
  Altiris Inc. (b)                                                                      92           2,189
  Ansys Inc. (b)                                                                        63           2,171
  Datastream Systems Inc. (b)                                                          472           3,317
  Eclipsys Corp. (b)                                                                   164           2,542
  Global Payments Inc. (l)                                                              47           3,044
  Netsmart Technologies Inc. (b)                                                       101             940
                                                                                                    14,203
TELECOMMUNICATIONS EQUIPMENT - 2.4%
  Anixter International Inc. (b)                                                        14             493
  C-COR.net Corp. (b)                                                                  177           1,076
  Tekelec (b)                                                                          126           2,008
                                                                                                     3,577
TRANSPORTATION - 1.7%
  OMI Corp.                                                                            137           2,616


WIRELESS TELECOMMUNICATIONS - 1.2%
  EMS Technologies Inc. (b)                                                            132           1,797

  Total Common Stocks (cost $118,786)                                                              150,095
SHORT TERM INVESTMENTS - 10.9%
MONEY MARKET FUNDS - 1.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       1,554           1,554

SECURITIES LENDING COLLATERAL - 9.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                14,822          14,822

  Total Short Term Investments (cost $16,376)                                                       16,376
TOTAL INVESTMENTS - 111.0% (COST $135,162)                                                         166,471
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (11.0%)                                                      (16,494)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $149,977
-----------------------

JNL/FMR BALANCED FUND
COMMON STOCKS - 67.7%
ADVERTISING - 0.4%
  Advo Inc.                                                                              1             $49
  Lamar Advertising Co. (b) (l)                                                          8             318
  Omnicom Group Inc.                                                                     1              71
                                                                                                       438
AEROSPACE & DEFENSE - 1.2%
  BE Aerospace Inc. (b)                                                                  4              52
  European Aeronautic Defense and Space Co.                                              5             156
  Goodrich Corp.                                                                         7             249
  Lockheed Martin Corp.                                                                  4             214
  Northrop Grumman Corp.                                                                 3             157
  Raytheon Co.                                                                           1              31
  Rockwell Collins Inc.                                                                  2             109
  United Technologies Corp.                                                              3             335
                                                                                                     1,303
AGRICULTURE - 0.4%
  Bunge Ltd. (l)                                                                         5             242
  Monsanto Co.                                                                           4             232
                                                                                                       474
AIRLINES - 0.6%
  ACE Aviation Holdings Inc.                                                             1              28
  Airtran Holdings Inc. (b) (l)                                                         26             234
  Delta Air Lines Inc. (b) (l)                                                          26             107
  Frontier Airlines Inc. (b)                                                            27             279
  Northwest Airlines Corp. (b) (l)                                                       7              44
                                                                                                       692
APPAREL - 0.0%
  Reebok International Ltd.                                                              1              49


AUTO MANUFACTURERS - 0.2%
  Navistar International Corp. (b) (l)                                                   2              80
  Wabash National Corp.                                                                  4              90
                                                                                                       170
AUTO PARTS & EQUIPMENT - 0.1%
  TRW Automotive Holdings Corp. (b)                                                      6             107


BANKS - 3.0%
  Bank of America Corp.                                                                 30           1,334
  Cathay General Bancorp. Inc.                                                           1              22
  Comerica Inc.                                                                          1              44
  Macatawa Bancorp.                                                                      -               3
  Mercantile Bancorp.                                                                    -               4
  Nara Bancorp. Inc.                                                                     3              44
  North Fork Bancorp. Inc.                                                               8             220
  Placer Sierra Bancshares                                                               -               7
  Privatebancorp Inc.                                                                    -              13
  Signature Bank (b)                                                                     1              21
  Silicon Valley Bancshares (b)                                                          3             132
  State Street Corp.                                                                     2              83
  UCBH Holdings Inc.                                                                     3             128
  UnionBanCal Corp.                                                                      1              80
  W Holding Co. Inc.                                                                    14             142
  Wachovia Corp.                                                                        12             616
  Wells Fargo & Co.                                                                      3             155
  Wilshire Bancorp. Inc.                                                                 5              71
  Wintrust Financial Corp.                                                               2              94
                                                                                                     3,213
BEVERAGES - 0.2%
  Coca-Cola Co.                                                                          6             233


BIOTECHNOLOGY - 0.1%
  Biogen Idec Inc. (b)                                                                   1              45
  Genentech Inc. (b)                                                                     2              85
  Oscient Pharmaceuticals Corp. (b)                                                      5              11
                                                                                                       141
BUILDING MATERIALS - 0.6%
  American Standard Cos. Inc.                                                            2              72
  Eagle Materials Inc. (l)                                                               2             130
  Martin Marietta Materials Inc.                                                         2              89
  Masco Corp.                                                                            4             139
  Texas Industries Inc.                                                                  1              43
  Vulcan Materials Co.                                                                   1              68
  York International Corp.                                                               2              78
                                                                                                       619
CHEMICALS - 1.8%
  Airgas Inc.                                                                            3              76
  Albemarle Corp. (l)                                                                    3             105
  Ashland Inc.                                                                           2             135
  Celanese Corp Series A                                                                 3              45
  Crompton Corp.                                                                         2              25
  Cytec Industries Inc.                                                                  1              54
  Dow Chemical Co.                                                                       6             314
  Great Lakes Chemical Corp.                                                             1              32
  Lyondell Chemical Co.                                                                 19             526
  Mosaic Co. (b) (l)                                                                     3              58
  Nova Chemicals Corp.                                                                   7             278
  Praxair Inc.                                                                           3             120
  Rhodia SA                                                                             22              43
  Syngenta AG (b)                                                                        2              36
  UAP Holding Corp. (b)                                                                  4              63
                                                                                                     1,910
COMMERCIAL SERVICES - 0.9%
  BearingPoint Inc. (b)                                                                 11              96
  Career Education Corp. (b)                                                             4             134
  Carriage Services Inc.                                                                 2              11
  Cendant Corp.                                                                          9             181
  Corrections Corp. (b)                                                                  1              23
  DeVry Inc. (b)                                                                         2              45
  Education Management Corp. (b)                                                         2              53
  McKesson Corp.                                                                         8             291
  Service Corp International (b)                                                         3              20
  United Rentals Inc.                                                                    2              46
  Weight Watchers International Inc. (b) (l)                                             1              60
  Wright Express Corp.                                                                   2              36
                                                                                                       996
COMPUTERS - 1.4%
  Affiliated Computer Services - Class A (b)                                             2              96
  BISYS Group Inc. (b)                                                                   3              45
  Cadence Design Systems Inc. (b) (l)                                                    9             130
  Ceridian Corp. (b)                                                                    10             162
  Diebold Inc.                                                                           2             121
  Hutchinson Technology (b)                                                              3             101
  Lexmark International Inc. (b)                                                         1              59
  Maxtor Corp. (b) (l)                                                                  39             205
  Seagate Technology (b)                                                                13             244
  Storage Technology Corp. (b)                                                           6             185
  Western Digital Corp. (b)                                                             13             162
                                                                                                     1,510
COSMETICS & PERSONAL CARE - 0.6%
  Alberto-Culver Co. - Class B                                                           1              29
  Colgate-Palmolive Co.                                                                  3             177
  Gillette Co.                                                                           1              66
  Proctor & Gamble Co.                                                                   8             404
                                                                                                       676
DISTRIBUTION & WHOLESALE - 0.4%
  Bell Microproducts Inc. (b)                                                            9              70
  Ingram Micro Inc. - Class A (b)                                                       13             208
  WESCO International Inc. (b)                                                           4             120
                                                                                                       398
DIVERSIFIED FINANCIAL SERVICES - 4.5%
  American Express Co (l)                                                                3             172
  Capital One Financial Corp. (l)                                                        2             135
  Citigroup Inc.                                                                        30           1,334
  Countrywide Financial Corp.                                                            5             165
  Doral Financial Corp.                                                                  5             107
  E*Trade Financial Corp. (b)                                                            7              78
  Fannie Mae                                                                             2             125
  Freddie Mac                                                                            8             489
  Goldman Sachs Group Inc.                                                               3             282
  JPMorgan Chase & Co.                                                                  20             698
  Lehman Brothers Holdings Inc.                                                          4             330
  MBNA Corp.                                                                             4              90
  Merrill Lynch & Co. Inc.                                                               7             407
  Morgan Stanley                                                                         8             463
                                                                                                     4,875
ELECTRIC - 1.9%
  AES Corp. (b)                                                                         39             634
  CMS Energy Corp. (b)                                                                   3              42
  Dominion Resources Inc. (l)                                                            3             208
  Duke Energy Corp.                                                                      1              20
  Entergy Corp.                                                                          2             134
  Exelon Corp.                                                                           5             216
  NorthWestern Corp.                                                                     1              13
  NRG Energy Inc. (b)                                                                    1              24
  PG&E Corp. (l)                                                                         5             157
  PPL Corp.                                                                              2              86
  TXU Corp.                                                                              7             549
                                                                                                     2,083
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
  American Power Conversion Corp.                                                        2              57
  LG Electronics Inc.                                                                    2             166
  Molex Inc.                                                                             3              74
  Rayovac Corp. (b)                                                                      2              71
  Samsung Electronics Co. Ltd.                                                           -             143
                                                                                                       511
ELECTRONICS - 2.6%
  Agilent Technologies Inc. (b)                                                          7             149
  Amphenol Corp. - Class A                                                               8             296
  Arrow Electronics Inc. (b)                                                             4              99
  Avnet Inc. (b) (l)                                                                     5              98
  Celestica Inc. (b)                                                                    21             284
  Cymer Inc. (b)                                                                         5             128
  Fisher Scientific International (b) (l)                                                2             116
  Flextronics International Ltd. (b)                                                    24             283
  Hon Hai Precision Industry Co. - GDR (e)                                               2              15
  Hon Hai Precision Industry Co. - GDR                                                  14             124
  Jabil Circuit Inc. (b) (l)                                                             2              43
  Kemet Corp. (b)                                                                        1              10
  Mettler Toledo International Inc. (b)                                                  2              95
  Sanmina-SCI Corp. (b)                                                                 23             118
  Solectron Corp. (b)                                                                   41             141
  Symbol Technologies Inc.                                                              21             309
  Tektronix Inc.                                                                         1              15
  Thermo Electron Corp. (b)                                                              3              86
  Varian Inc. (b)                                                                        2              72
  Vishay Intertechnology Inc. (b) (l)                                                    3              31
  Waters Corp. (b)                                                                       5             161
  Watts Water Technologies Inc.                                                          4             127
                                                                                                     2,800
ENGINEERING & CONSTRUCTION - 1.2%
  ABB Ltd.                                                                               3              16
  Dycom Industries Inc. (b)                                                              8             172
  Fluor Corp. (l)                                                                        8             466
  Granite Construction Inc.                                                              8             200
  Jacobs Engineering Group Inc. (b)                                                      2             109
  Larsen & Toubro Ltd.                                                                   4              80
  SNC-Lavalin Group Inc.                                                                 -               6
  The Shaw Group Inc. (b) (l)                                                            4              81
  URS Corp. (b)                                                                          5             150
                                                                                                     1,280
ENTERTAINMENT - 0.1%
  Macrovision Corp. (b)                                                                  1              14
  Six Flags Inc. (b)                                                                    11              43
                                                                                                        57
FOOD - 1.1%
  American Italian Pasta Co. (l)                                                         1              30
  Corn Products International Inc.                                                       3              68
  Dean Foods Co. (b)                                                                     6             216
  Del Monte Foods Co (b)                                                                 6              63
  General Mills Inc.                                                                     3             128
  Groupe Danone                                                                          1              80
  JM Smucker Co.                                                                         3             143
  Kellogg Co.                                                                            2              78
  Mccormick & Co. Inc.                                                                   5             158
  Safeway Inc. (b) (l)                                                                   5              91
  Smithfield Foods Inc. (b)                                                              3              95
                                                                                                     1,150
FOREST PRODUCTS & PAPER - 0.3%
  Buckeye Technologies Inc. (b)                                                          2              21
  Smurfit-Stone Container Corp. (b) (l)                                                 10             153
  Tembec Inc. (b)                                                                        8              38
  Votorantim Celulose e Papel SA                                                         6              72
                                                                                                       284
HAND & MACHINE TOOLS - 0.2%
  Techtronic Industries Co                                                              79             175


HEALTHCARE - 3.9%
  Aetna Inc.                                                                             1              90
  Aspect Medical Systems Inc. (b)                                                        2              41
  Bausch & Lomb Inc.                                                                     1              81
  Baxter International Inc.                                                              9             292
  Beckman Coulter Inc.                                                                   2             120
  Becton Dickinson & Co.                                                                 1              76
  Boston Scientific Corp. (b)                                                            3              79
  Cytyc Corp. (b)                                                                        1              18
  Dade Behring Holdings Inc. (b)                                                         7             389
  DaVita Inc. (b)                                                                        3             109
  Edwards Lifesciences Corp. (b)                                                         4             169
  Guidant Corp.                                                                          1              96
  Hanger Orthopedic Group Inc. (b)                                                      12              71
  Health Net Inc. (b)                                                                    3             105
  Humana Inc. (b)                                                                        1              35
  Immucor Inc. (b)                                                                       4             128
  Johnson & Johnson                                                                      3             195
  Medtronic Inc.                                                                         4             178
  Pacificare Health Systems Inc. (b)                                                     6             324
  Pediatrix Medical Group Inc. (b)                                                       2             117
  ResMed Inc. (b) (l)                                                                    2             118
  Sierra Health Services (b)                                                             1              45
  St. Jude Medical Inc. (b)                                                              5             173
  Syneron Medical Ltd.                                                                   1              38
  Synthes Inc.                                                                           1             150
  UnitedHealth Group Inc.                                                                8             809
  WellPoint Inc. (b)                                                                     1              88
                                                                                                     4,134
HOME BUILDERS - 0.9%
  Champion Enterprises Inc. (b)                                                          4              37
  DR Horton Inc.                                                                         5             156
  KB Home                                                                                2             200
  Ryland Group Inc.                                                                      3             174
  Standard-Pacific Corp.                                                                 2             123
  Toll Brothers Inc. (b) (l)                                                             4             276
                                                                                                       966
HOME FURNISHINGS - 0.0%
  SONY Corp. - ADR                                                                       1              32


INSURANCE - 3.0%
  ACE Ltd.                                                                               5             186
  AFLAC Inc.                                                                             6             235
  AMBAC Financial Group Inc.                                                             2             112
  American International Group Inc.                                                     21           1,180
  Assurant Inc. (l)                                                                      2              81
  Conseco Inc. (b)                                                                       5             102
  Endurance Specialty Holdings Ltd.                                                      4             144
  Fidelity National Financial Inc.                                                       1              46
  Genworth Financial Inc.                                                                4             110
  Hartford Financial Services Group Inc.                                                 3             219
  Hilb Rogal & Hobbs Co.                                                                 2              61
  MBIA Inc. (l)                                                                          4             193
  MGIC Investment Corp.                                                                  1              56
  Scottish Re Group Ltd.                                                                 7             167
  Specialty Underwriters' Alliance Inc. (b)                                              4              38
  St. Paul Travelers Cos. Inc.                                                           5             176
  USI Holdings Corp. (b)                                                                 6              72
  W.R. Berkley Corp.                                                                     1              40
  Willis Group Holdings Ltd.                                                             1              29
                                                                                                     3,247
INTERNET - 0.9%
  Avocent Corp. (b)                                                                      3              68
  Covad Communications Group Inc. (b) (l)                                              132             159
  eBay Inc. (b)                                                                          3             130
  Macromedia Inc. (b)                                                                    5             173
  Netbank Inc.                                                                          15             131
  Symantec Corp.                                                                         1              17
  Tibco Software Inc. (b)                                                                3              22
  WebMD Corp. (b) (l)                                                                   11              92
  Yahoo! Inc. (b)                                                                        6             193
                                                                                                       985
IRON & STEEL - 0.1%
  Gerdau AmeriSteel Corp.                                                                3              18
  Tenaris SA                                                                             1              43
                                                                                                        61
LEISURE TIME - 0.4%
  Brunswick Corp.                                                                        3             131
  Carnival Corp. (l)                                                                     2              78
  Royal Caribbean Cruises Ltd. (l)                                                       4             188
  WMS Industries Inc. (b) (l)                                                            2              48
                                                                                                       445
LODGING - 0.2%
  Kerzner International Ltd. (b)                                                         3             184
  Wyndham International Inc. (b) (l)                                                    41              33
                                                                                                       217
MACHINERY - 0.4%
  AGCO Corp. (b) (l)                                                                     2              33
  Albany International Corp.                                                             1              25
  Astec Industries Inc. (b)                                                              4              84
  Briggs & Stratton Corp. (l)                                                            2              73
  Gardner Denver Inc. (b)                                                                1              55
  Manitowoc Co.                                                                          1              48
  Terex Corp. (b)                                                                        2              74
  Weir Group Plc                                                                        10              62
                                                                                                       454
MANUFACTURING - 3.0%
  Acuity Brands Inc.                                                                     2              43
  AO Smith Corp.                                                                         3              78
  General Electric Co.                                                                  57           2,071
  Honeywell international Inc.                                                           8             303
  SPX Corp. (l)                                                                          4             160
  Tyco International Ltd.                                                               16             551
                                                                                                     3,206
MEDIA - 1.7%
  Antena 3 Television SA (b)                                                             2             123
  DIRECTV Group Inc. (b)                                                                 7              95
  Emmis Communications Corp. (b)                                                         5              94
  Gestevision Telecinco SA (b)                                                           4              91
  Lagardere SCA                                                                          2             137
  Liberty Media Corp. - Class A (b)                                                     18             191
  Liberty Media international - Class A (b)                                              2             106
  Mcgraw-Hill Cos. Inc.                                                                  1              61
  News Corp. Inc.                                                                       14             238
  Radio One Inc. (b) (l)                                                                 4              58
  Salem Communications Corp. - Class A (b)                                               2              44
  SBS Broadcasting SA (b)                                                                1              63
  UnitedGlobalCom Inc. (b)                                                              10              98
  Vivendi Universal SA - ADR (b)                                                         3              80
  Walt Disney Co.                                                                       11             319
                                                                                                     1,798
METAL FABRICATION & HARDWARE - 0.4%
  Precision Castparts Corp.                                                              3             200
  Timken Co.                                                                             9             246
                                                                                                       446
MINING - 1.7%
  Agnico-Eagle Mines Ltd.                                                                9             127
  Alcan Aluminium Ltd.                                                                   6             221
  Alcan Inc.                                                                             1              46
  Alcoa Inc.                                                                             7             219
  Compass Minerals International Inc.                                                    2              51
  Falconbridge Ltd.                                                                      2              79
  Fording Canadian Coal Trust                                                            1             119
  Freeport-Mcmoran Copper & Gold Inc. (l)                                                3             135
  Goldcorp Inc.                                                                          -               1
  Goldcorp Inc.                                                                         13             181
  Inmet Mining Corp. (b)                                                                 1              20
  LionOre Mining International Ltd. (b)                                                  6              33
  Massey Energy Co. (l)                                                                  3             128
  Meridian Gold Inc. (b)                                                                15             256
Noranda Inc.                                                                             4              76
  Phelps Dodge Corp.                                                                     1              92
  Stillwater Mining Co. (b)                                                              7              64
                                                                                                     1,848
OFFICE & BUSINESS EQUIPMENT - 0.2%
  Xerox Corp. (b)                                                                       17             253


OFFICE FURNISHINGS - 0.3%
  Herman Miller Inc. (l)                                                                 3              81
  HNI Corp.                                                                              2              90
  Interface Inc.                                                                        15             103
                                                                                                       274
OIL & GAS PRODUCERS - 3.3%
  Chesapeake Energy Corp.                                                                7             162
  EnCana Corp.                                                                           3             226
  Giant Industries Inc. (b)                                                              1              23
  Grey Wolf Inc. (b) (l)                                                                25             165
  Holly Corp.                                                                            5             203
  Mariner Energy Inc.                                                                    4              62
  McMoRan Exploration Co. (b) (l)                                                        2              34
  Nabors Industries Ltd. (b)                                                             2             124
  Parker Drilling Co. (b)                                                                2              10
  Penn Virginia Corp.                                                                    2              83
  Plains Exploration & Production Co. (b)                                                3              98
  Premcor Inc.                                                                           4             233
  Pride International Inc. (b) (l)                                                      40           1,001
  Quicksilver Resources Inc. (b) (l)                                                     5             229
  Range Resources Corp.                                                                  6             131
  Valero Energy Corp.                                                                   10             703
                                                                                                     3,487
OIL & GAS SERVICES - 3.8%
  BJ Services Co.                                                                        7             384
  Grant Prideco Inc. (b)                                                                29             691
  Halliburton Co.                                                                       21             895
  National Oilwell Varco Inc. (b)                                                       26           1,235
  Oil States International Inc. (b)                                                      1              16
  Smith International Inc.                                                               4             270
  Weatherford International Ltd. (b)                                                     8             469
  Willbros Group Inc. (b) (l)                                                            4              83
                                                                                                     4,043
PACKAGING & CONTAINERS - 0.8%
  Owens-Illinois Inc. (b)                                                               16             405
  Packaging Corp. of America                                                             2              46
  Pactiv Corp. (b)                                                                      15             361
                                                                                                       812
PHARMACEUTICALS - 3.3%
  Alkermes Inc. (b)                                                                      7              69
  AmerisourceBergen Corp.                                                                2             137
  Angiotech Pharmaceuticals Inc. (b)                                                     1              17
  Angiotech Pharmaceuticals Inc. (b)                                                     3              39
  Atherogenics Inc. (b) (l)                                                              7              93
  Barr Pharmaceuticals Inc. (b)                                                          3             143
  Cardinal Health Inc.                                                                   7             413
  Caremark Rx Inc. (b)                                                                   3             120
  Cipla Ltd.                                                                             4              23
  Connetics Corp. (b) (l)                                                                5             116
  CSL Ltd.                                                                               8             201
  Endo Pharmaceuticals Holdings Inc. (b)                                                 4              90
  Guilford Pharmaceuticals Inc. (b)                                                     16              36
  IVAX Corp. (b)                                                                         5              92
  Medarex Inc. (b)                                                                       8              54
  Medco Health Solutions Inc. (b)                                                        2              84
  Omnicare Inc.                                                                          2              85
  Onyx Pharmaceuticals Inc. (b)                                                          2              72
  OSI Pharmaceuticals Inc. (b)                                                           3             132
  Pfizer Inc.                                                                           24             634
  Pharmion Corp. (b)                                                                     2              55
  Priority Healthcare Corp. - Class B (b) (l)                                            6             123
  Schering-Plough Corp.                                                                 16             287
  Sepracor Inc.                                                                          2             103
  Tanox Inc. (b)                                                                         2              18
  Wyeth                                                                                  8             325
                                                                                                     3,561
REAL ESTATE - 0.6%
  Alexandria Real Estate Equites Inc.                                                    -              26
  CBL & Associates Properties Inc.                                                       1              43
  Centerpoint Properties Trust                                                           2              82
  Corporate Office Properties Trust SBI MD                                               1              21
  Education Realty Trust Inc.                                                            2              33
  Equity Lifestyle Properties Inc.                                                       1              46
  Equity Residential Properties Trust                                                    4             119
  General Growth Properties Inc.                                                         3              85
  Highwoods Properties Inc.                                                              -               5
  Reckson Associate Realty Corp.                                                         2              61
  Vornado Realty Trust                                                                   1              83
                                                                                                       604
RETAIL - 2.6%
  Advance Auto Parts (b)                                                                 4             207
  Asbury Automotive Group Inc. (b)                                                       1               9
  Big 5 Sporting Goods Corp.                                                             3              62
  Brinker International Inc. (b)                                                         2              72
  CVS Corp.                                                                              4             226
  Dollar Tree Stores Inc. (b)                                                            4             106
  Edgards Consolidated Stores Ltd.                                                       -              13
  Federated Department Stores Inc.                                                       -              13
  Foot Locker Inc.                                                                       6             179
  Fred's Inc. (l)                                                                        6             108
  Home Depot Inc.                                                                        4             168
  JC Penney Co. Inc.                                                                     3             155
  Jean Coutu Group Inc.                                                                  6              88
  McDonald's Corp.                                                                      10             321
  Pacific Sunwear of California (b)                                                      2              69
  PEP Boys-Manny Moe & Jack                                                              8             142
  RadioShack Corp.                                                                       6             152
  Rite Aid Corp. (b)                                                                     7              27
  Ross Stores Inc.                                                                       3              73
  Saks Inc. (b)                                                                          3              52
  Sonic Automotive Inc.                                                                  1              18
  Staples Inc.                                                                           1              41
  Toys "R" US Inc. (b)                                                                   6             144
  Walgreen Co.                                                                           -               9
  Wal-Mart Stores Inc.                                                                   5             236
  Wendy's International Inc.                                                             3             113
                                                                                                     2,803
SAVINGS & LOANS - 0.7%
  Fidelity Bankshares Inc.                                                               3              59
  FirstFed Financial Corp.                                                               2              22
  Golden West Financial Corp.                                                            1              73
  KNBT Bancorp. Inc.                                                                     2              31
  New York Community Bancorp. Inc. (l)                                                  10             174
  Newalliance Bancshares Inc.                                                            6              84
  Sovereign Bancorp. Inc.                                                               12             261
                                                                                                       704
SEMICONDUCTORS - 4.0%
  Agere Systems Inc. - Class A (b)                                                     174             248
  Agere Systems Inc. - Class B (b)                                                     152             216
  AMIS Holdings Inc. (b)                                                                 2              24
  Amkor Technology Inc. (b) (l)                                                          4              15
  Analog Devices Inc.                                                                    1              43
  Applied Materials Inc.                                                                 2              24
  Asat Holdings Ltd. (b)                                                                12              13
  ASML Holding NV (b)                                                                   11             179
  Atmel Corp. (b)                                                                       14              41
  ATMI Inc. (b)                                                                         16             401
  Axcelis Technologies Inc. (b)                                                         25             180
  Cascade Microtech Inc. (b)                                                             3              29
  Conexant Systems Inc.                                                                 15              23
  Credence Systems Corp. (b) (l)                                                        14             110
  Cypress Semiconductor Corp. (b) (l)                                                    5              62
  Fairchild Semiconductor International Inc. (b)                                        18             273
  Formfactor Inc. (b)                                                                    4              91
  Freescale Semiconductor Inc. (b)                                                      44             766
  Freescale Semiconductor Inc. (b) (l)                                                  17             292
  Integrated Circuit Systems Inc. (b) (l)                                                6             119
  Integrated Device Technology Inc. (b)                                                  2              28
  Intel Corp.                                                                            2              37
  Intersil Corp. (l)                                                                    16             270
  Ltx Corp. (b)                                                                         28             125
  National Semiconductor Corp.                                                          17             344
  Nvidia Corp. (b)                                                                       2              36
  ON Semiconductor Corp. (b)                                                             9              36
  PMC - Sierra Inc. (b) (l)                                                              8              69
  Silicon Laboratories Inc. (b)                                                          3              82
  Teradyne Inc. (b)                                                                      7              97
  Vitesse Semiconductor Corp. (b)                                                        8              22
                                                                                                     4,295
SOFTWARE - 0.8%
  Activision Inc. (b)                                                                    2              34
  BEA Systems Inc. (b)                                                                  20             159
  Cerner Corp. (b) (l)                                                                   1              74
  Cognos Inc. (b)                                                                        1              55
  Cognos, Inc. (b)                                                                       -               4
  Electronic Arts Inc.                                                                   -              21
  Filenet Corp. (b)                                                                      2              52
  Informatica Corp. (b)                                                                  5              41
  JDA Software Group Inc. (b)                                                            1              17
  Microsoft Corp.                                                                        8             184
  Siebel Systems Inc. (b)                                                                8              68
  Take-Two Interactive Software Inc. (b)                                                 2              86
  Veritas Software Corp. (b)                                                             3              77
                                                                                                       872
TELECOMMUNICATIONS - 2.1%
  AT&T Corp.                                                                             4              66
  BellSouth Corp.                                                                        8             218
  Citizens Communications Co. (l)                                                        3              35
  Mastec Inc. (b)                                                                       12              98
  NTL Inc. (b)                                                                           7             433
  Philippine Long Distance Telephone Co.                                                 3              73
  RCN Corp.                                                                              2              30
  SBC Communications Inc.                                                               26             604
  SES Global Inc.                                                                        4              54
  Telewest Global Inc. (b)                                                               5              95
  Verizon Communications Inc.                                                           16             556
                                                                                                     2,262
TELECOMMUNICATIONS EQUIPMENT - 0.8%
  Alcatel Sa - ADR (b)                                                                   9             106
  Andrew Corp. (b)                                                                       4              43
  Avaya Inc. (b)                                                                        10             118
  Cisco Systems Inc. (b)                                                                 4              64
  Comverse Technology Inc. (b)                                                           3              86
  Enterasys Networks Inc. (b)                                                           16              22
  Finsar Corp. (b)                                                                       4               6
  Harris Corp.                                                                           2              56
  Juniper Networks Inc. (b)                                                              3              60
  Lucent Technologies Inc.                                                               7              20
  Marconi Corp. Plc (b)                                                                  3              34
  Sycamore Networks Inc. (b)                                                            63             226
                                                                                                       841
TOBACCO - 1.2%
  Altria Group Inc.                                                                     19           1,261


TRANSPORTATION - 0.8%
  Alexander & Baldwin Inc.                                                               3             103
  Burlington Northern Santa Fe Corp.                                                     3             167
  EGL Inc. (b)                                                                           5             114
  Laidlaw International Inc. (b)                                                         7             150
  Norfolk Southern Corp.                                                                 5             193
  United Parcel Service Inc.                                                             -              28
  UTI Worldwide Inc.                                                                     1              68
  Yamato Transport Co. Ltd.                                                              4              56
                                                                                                       879
WIRELESS TELECOMMUNICATIONS - 1.6%
  American Tower Corp. (b) (l)                                                          24             436
  Crown Castle International Corp.                                                       9             137
  Mobile Telesystems                                                                     1              49
  Motorola Inc.                                                                         12             187
  MTN Group Ltd.                                                                         4              31
  Nextel Communications Inc. (b)                                                         7             188
  Nextel Partners Inc. (b) (l)                                                           6             141
  NII Holdings Inc. - Class B (b) (l)                                                    3             155
  Qualcomm Inc.                                                                          3             117
  Spectrasite Inc. (b)                                                                   3             157
  Western Wireless Corp. - Class A (b)                                                   1              45
  Wireless Facilities Inc. (b)                                                           4              27
                                                                                                     1,670
  Total Common Stocks (cost $66,527)                                                                72,604
PREFERRED STOCKS - 0.1%
AUTO MANUFACTURERS - 0.1%
  Porsche AG                                                                             -              73


ELECTRIC - 0.0%
  PNM Resources Inc., 0.00%                                                              -              10


PHARMACEUTICALS - 0.0%
  Schering-Plough, 6.00%, 09/14/07                                                       1              45

  Total Preferred Stocks (cost $121)                                                                   128
CORPORATE BONDS - 0.2%
AIRLINES - 0.1%
  Ace Aviation CV Inc., 4.25%, 06/01/35 (e) (j)                                         50              41


AUTO PARTS & EQUIPMENT - 0.0%
  Exide Technologies Inc., 1.53%, 09/18/13 (e) (j)                                      10               9


COMPUTERS - 0.0%
  Synaptics Inc., 0.75%, 12/01/24 (e) (j)                                               20              17


DIVERSIFIED FINANCIAL SERVICES - 0.0%
  American Equity Corp., 5.25%, 12/06/24 (e) (j)                                        20              24


FOOD - 0.0%
  Nash Finch Co, 1.631%, 03/15/35 (e) (j)                                               20               9


OIL & GAS PRODUCERS - 0.1%
  McMoran Exploration Co., 5.25%, 10/06/11 (e) (j)                                      20              28


SEMICONDUCTORS - 0.0%
  ASM International NV, 4.25%, 12/06/11 (e) (j)                                         20              20


TELECOMMUNICATIONS - 0.0%
  Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)                                  20              14

  Total Corporate Bonds (cost $160)                                                                    162
GOVERNMENT SECURITIES - 29.6%
U.S. TREASURY SECURITIES - 29.6%
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                           4,800           5,654
  U.S. Treasury Note, 2.75%, 06/30/06 (l)                                           11,603          11,486
  U.S. Treasury Note, 3.375%, 09/15/09                                               7,824           7,583
  U.S. Treasury Note, 4.25%, 11/15/13 (l)                                            7,085           6,976

  Total Government Securities (cost $31,335)                                                        31,699
SHORT TERM INVESTMENTS - 32.5%
MONEY MARKET FUNDS - 2.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       2,665           2,665

SECURITIES LENDING COLLATERAL - 30.0%
  Mellon GSL Delaware Business Trust Collateral
Fund
31,912                                                                                              31,912
  Total Short Term Investments (cost $34,577)                                                       34,577
TOTAL INVESTMENTS - 130.1% (COST $132,720)                                                         139,170
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (30.1%)                                                      (31,968)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $107,202
-----------------------

JNL/FMR CAPITAL GROWTH FUND
COMMON STOCKS - 100.2%
ADVERTISING - 4.8%
  Getty Images Inc. (b)                                                                 22          $1,546
  Omnicom Group Inc. (l)                                                                87           7,657
                                                                                                     9,203
AEROSPACE & DEFENSE - 2.6%
  Empresa Brasileira de Aeronautica SA - ADR (l)                                       157           4,920


AGRICULTURE - 4.7%
  Archer-Daniels-Midland Co.                                                           108           2,655
  Monsanto Co.                                                                          94           6,063
                                                                                                     8,718
AIRLINES - 1.1%
  Westjet Airlines Ltd. (b)                                                            156           2,017


APPAREL - 0.1%
  Carter's Inc. (b)                                                                      3             119


AUTO MANUFACTURERS - 1.6%
  Renault SA                                                                            33           2,922


BEVERAGES - 1.3%
  Molson Coors Brewing Co. (l)                                                          30           2,346


CHEMICALS - 6.2%
  Agrium Inc.                                                                            7             135
  Agrium Inc.                                                                           17             319
  Lyondell Chemical Co.                                                                 34             935
  Mosaic Co. (b)                                                                       134           2,289
  Potash Corp.                                                                          63           5,489
Wellman Inc.                                                                           171           2,479
                                                                                                    11,646
COMMERCIAL SERVICES - 4.5%
  BearingPoint Inc. (b)                                                                 84             739
  Career Education Corp. (b)                                                           131           4,490
  DeVry Inc. (b)                                                                        32             602
  Universal Technical Institute Inc. (b)                                                39           1,443
  Wright Express Corp.                                                                  72           1,223
                                                                                                     8,497
COMPUTERS - 3.4%
  Research In Motion Ltd. (b)                                                           62           4,746
  Seagate Technology (b)                                                                84           1,640
                                                                                                     6,386
DIVERSIFIED FINANCIAL SERVICES - 3.2%
  Archipelago Holdings Inc. (b)                                                        100           1,778
  Calamos Asset Management Inc.                                                        154           4,135
                                                                                                     5,913
ELECTRONICS - 1.7%
  Fisher Scientific International (b) (l)                                               12             671
  Symbol Technologies Inc.                                                             173           2,500
                                                                                                     3,171
ENGINEERING & CONSTRUCTION - 1.6%
  Dycom Industries Inc. (b)                                                             44           1,016
  Fluor Corp. (l)                                                                       34           1,896
                                                                                                     2,912
ENTERTAINMENT - 0.5%
  DreamWorks Animation SKG, Inc. (b)                                                    24             977
  Macrovision Corp. (b)                                                                  1              18
                                                                                                       995
FOOD - 2.5%
  Safeway Inc. (b)                                                                     251           4,644


HEALTHCARE - 2.3%
  Cyberonics Inc. (b)                                                                   34           1,489
  Cytyc Corp. (b)                                                                      120           2,759
                                                                                                     4,248
HOME FURNISHINGS - 4.9%
  Harman International Industries Inc.                                                 103           9,111


INSURANCE - 0.9%
  AMBAC Financial Group Inc.                                                            22           1,674


INTERNET - 1.4%
  Symantec Corp.                                                                       127           2,707


LEISURE TIME - 4.2%
  Royal Caribbean Cruises Ltd. (l)                                                     175           7,834


MANUFACTURING - 3.2%
  Eastman Kodak Co. (l)                                                                116           3,773
  ITT Industries Inc.                                                                    2             171
  Pentair Inc.                                                                          51           1,993
                                                                                                     5,937
MEDIA - 0.4%
  Salem Communications Corp. - Class A (b)                                              33             688


MINING - 2.9%
  Newmont Mining Corp.                                                                  94           3,988
  Novelis Inc.                                                                          63           1,376
                                                                                                     5,364
OFFICE FURNISHINGS - 1.6%
  Knoll Inc.                                                                           182           3,031


OIL & GAS PRODUCERS - 1.3%
  ENSCO International Inc.                                                              11             410
  Noble Corp.                                                                           35           1,967
                                                                                                     2,377
OIL & GAS SERVICES - 8.5%
  BJ Services Co.                                                                       10             508
  Cooper Cameron Corp. (b)                                                              31           1,779
  Grant Prideco Inc. (b)                                                               123           2,979
  National Oilwell Varco Inc. (b)                                                       96           4,500
  SEACOR Holdings Inc. (b)                                                              29           1,817
  Weatherford International Ltd. (b) (l)                                                75           4,357
                                                                                                    15,940
PHARMACEUTICALS - 1.7%
  Neurocrine Biosciences Inc. (b)                                                       43           1,644
  Watson Pharmaceuticals Inc. (b)                                                       51           1,580
                                                                                                     3,224
RETAIL - 3.5%
  Tiffany & Co.                                                                        124           4,294
  Wendy's International Inc.                                                            59           2,315
                                                                                                     6,609
SEMICONDUCTORS - 0.4%
  Freescale Semiconductor Inc. (b)                                                      46             799


SOFTWARE - 0.5%
  Navteq Corp. (b)                                                                      21             914


TELECOMMUNICATIONS - 7.3%
  Citizens Communications Co. (l)                                                      295           3,815
  Indosat Tbk PT                                                                        67           1,735
  NTL Inc. (b)                                                                          78           4,980
  Philippine Long Distance Telephone Co.                                                43           1,071
  Telewest Global Inc. (b)                                                              55             971
  Telus Corp.                                                                           37           1,139
                                                                                                    13,711
TRANSPORTATION - 2.8%
  Burlington Northern Santa Fe Corp.                                                    33           1,753
  CSX Corp.                                                                             34           1,399
  Norfolk Southern Corp.                                                                57           2,116
                                                                                                     5,268
WIRELESS TELECOMMUNICATIONS - 12.6%
  American Tower Corp. (b) (l)                                                         239           4,364
  Crown Castle International Corp.                                                       8             130
  Hutchison Telecommunications International Ltd. (b)                                  215           3,044
  Nextel Communications Inc. (b)                                                       567          16,100
                                                                                                    23,638
  Total Common Stocks (cost $178,678)                                                              187,483
PREFERRED STOCKS - 0.5%
AUTO MANUFACTURERS - 0.5%
  Porsche AG                                                                             1             873

  Total Preferred Stocks (cost $888)                                                                   873

SHORT TERM INVESTMENTS - 14.9%
SECURITIES LENDING COLLATERAL - 14.9%
  Mellon GSL Delaware Business Trust Collateral
Fund
27,853                                                                                              27,853

  Total Short Term Investments (cost $27,853)                                                       27,853
TOTAL INVESTMENTS - 115.6% (COST $207,419)                                                         216,209
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (15.6%)                                                      (29,181)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $187,028
-----------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND
COMMON STOCKS - 96.8%
AUTO MANUFACTURERS - 4.2%
  Bayerische Motoren Werke AG                                                           19            $882
  Honda Motor Co. Ltd.                                                                  28           1,421
  Peugeot SA                                                                            24           1,504
                                                                                                     3,807
AUTO PARTS & EQUIPMENT - 1.0%
  Weichai Power Co. Ltd.                                                               235             801


BANKS - 23.9%
  Alpha Bank AE                                                                         25             841
  Banca Intesa SpA                                                                     351           1,787
  Barclays Plc                                                                         219           2,234
  BNP Paribas SA                                                                                        41
2,940
  Commerzbank AG (b)                                                                    30             655
  DBS Group Holdings Ltd.                                                               36             329
  Deutsche Bank AG                                                                      24           2,111
  HBOS Plc                                                                             119           1,857
  HSBC Holdings Plc                                                                    123           1,949
  Kookmin Bank                                                                           8             358
  Royal Bank Of Scotland Group Plc                                                      86           2,741
  Societe Generale - Class A                                                            16           1,697
  UBS AG                                                                                 9             776
  UFJ Holdings Inc. (b)                                                                  -           1,803
                                                                                                    22,078
BEVERAGES - 2.2%
  Allied Domecq Plc                                                                     89             896
  Asahi Breweries Ltd.                                                                  91           1,187
                                                                                                     2,083
BUILDING MATERIALS - 1.8%
  BPB Plc                                                                              116           1,089
  Buzzi Unicem SpA                                                                      40             621
                                                                                                     1,710
CHEMICALS - 4.1%
  Bayer AG                                                                              39           1,296
  Mitsui Chemicals Inc.                                                                240           1,344
  Reliance Industries Ltd. - GDR (e)                                                    45           1,158
                                                                                                     3,798
COMMERCIAL SERVICES - 0.9%
  Rank Group Plc                                                                       170             878


DISTRIBUTION & WHOLESALE - 1.3%
  Itochu Corp.                                                                         234           1,181


DIVERSIFIED FINANCIAL SERVICES - 1.1%
  Daiwa Securities Group Inc.                                                          161           1,063


ELECTRIC - 5.9%
  E.ON AG                                                                               28           2,379
  Iberdrola SA                                                                          66           1,741
  International Power Plc (b)                                                          396           1,342
                                                                                                     5,462
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
  Mitsubishi Electric Corp.                                                            219           1,136


ELECTRONICS - 1.0%
  Hon Hai Precision Industry Co. - GDR                                                  37             324
  Samsung SDI Co.                                                                        6             622
                                                                                                       946
ENTERTAINMENT - 0.4%
  OPAP SA                                                                               12             364


FOOD - 3.3%
  Cadbury Schweppes Plc                                                                 89             889
  Koninklijke Wessanen NV                                                               63             923
  Tesco Plc                                                                            215           1,288
                                                                                                     3,100
INSURANCE - 8.7%
  Aviva Plc                                                                            113           1,354
  AXA SA                                                                                66           1,764
  ING Group NV                                                                          73           2,204
  Muenchener Rueckversicherungs-Gesellschaft AG                                         14           1,715
  Zurich Financial Services AG (b)                                                       6           1,024
                                                                                                     8,061
LEISURE TIME - 0.9%
  TUI AG                                                                                33             866


MACHINERY - 2.3%
  Atlas Copco AB                                                                        27           1,300
  Kubota Corp.                                                                         153             818
                                                                                                     2,118
MEDIA - 2.4%
  News Corp. Inc.                                                                       27             461
  Premiere AG                                                                            6             256
  ProSiebenSat.1 Media AG                                                               34             647
  United Business Media Plc                                                             84             849
                                                                                                     2,213
METAL FABRICATION & HARDWARE - 1.3%
  SKF AB - Class A                                                                       3             142
  SKF AB - Class B                                                                      23           1,097
                                                                                                     1,239
OIL & GAS PRODUCERS - 11.4%
  BP Plc                                                                               319           3,308
  ENI SpA                                                                               79           2,047
  LUKOIL - ADR                                                                           5             710
  Nippon Mining Holdings (b) (e)                                                        72             396
  Nippon Mining Holdings Inc.                                                           67             366
  Petroleo Brasileiro SA - ADR (l)                                                      28           1,076
  Statoil ASA                                                                           76           1,305
  Total SA                                                                               6           1,358
                                                                                                    10,566
PHARMACEUTICALS - 1.9%
  Sankyo Co. Ltd.                                                                       46             970
  Sanofi-Aventis                                                                         9             761
                                                                                                     1,731
REAL ESTATE - 1.5%
  Sun Hung Kai Properties Ltd.                                                         150           1,361


RETAIL - 1.5%
  Compagnie Financiere Richemont AG                                                     43           1,351


SEMICONDUCTORS - 1.0%
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                    114             966

TELECOMMUNICATIONS - 7.7%
  BT Group Plc                                                                         539           2,094
  Nippon Telegraph & Telephone Corp.                                                     -             881
  Royal KPN NV                                                                         127           1,138
  Telefonica SA                                                                        147           2,565
  Telekomunikasi Indonesia Tbk PT                                                      912             431
                                                                                                     7,109
TOBACCO - 1.3%
  Japan Tobacco Inc.                                                                     -           1,236


TRANSPORTATION - 1.7%
  Deutsche Post AG                                                                      34             843
  Royal P&O Nedlloyd NV                                                                 13             708
                                                                                                     1,551
WIRELESS TELECOMMUNICATIONS - 0.9%
  Nokia OYJ                                                                             56             870

  Total Common Stocks (cost $80,829)                                                                89,644
SHORT TERM INVESTMENTS - 25.2%
MONEY MARKET FUNDS - 2.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       2,269           2,269

SECURITIES LENDING COLLATERAL - 22.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                20,719          20,719


U.S. TREASURY BILLS - 0.3%
  U.S. Treasury Bill, 2.32%, 04/28/05 (m)                                              320             319

  Total Short Term Investments (cost $23,307)                                                       23,307
TOTAL INVESTMENTS - 122.0% (COST $104,137)                                                         112,952
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (22.0)%                                                       (20,344)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                            $92,608
-----------------------

JNL/LAZARD MID CAP VALUE FUND
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 1.4%
  Alliant Techsystems Inc. (b)                                                          41          $2,937


AIRLINES - 1.3%
  Southwest Airlines Co.                                                               200           2,849


APPAREL - 3.4%
  Polo Ralph Lauren Corp.                                                               59           2,297
  Reebok International Ltd.                                                            122           5,422
                                                                                                     7,719
AUTO PARTS & EQUIPMENT - 1.5%
  Lear Corp. (l)                                                                        76           3,380


BANKS - 5.4%
  City National Corp.                                                                   32           2,213
  M&T Bancorp. (l)                                                                      21           2,143
  Mercantile Bankshares Corp.                                                           43           2,167
  North Fork Bancorp. Inc.                                                             127           3,509
  Northern Trust Corp.                                                                  52           2,237
                                                                                                    12,269
BEVERAGES - 1.6%
  Pepsi Bottling Group Inc.                                                            126           3,501


CHEMICALS - 2.6%
  Celanese Corp Series A                                                               189           3,395
  Rohm & Haas Co.                                                                       52           2,486
                                                                                                     5,881
COMMERCIAL SERVICES - 3.9%
  Aramark Corp.                                                                        207           5,445
  Arbitron Inc.                                                                         78           3,325
                                                                                                     8,770
COMPUTERS - 2.2%
  DST Systems Inc. (b) (l)                                                              80           3,699
  Storage Technology Corp. (b)                                                          40           1,244
                                                                                                     4,943
DISTRIBUTION & WHOLESALE - 1.8%
  CDW Corp.                                                                             58           3,276
  Ingram Micro Inc. - Class A (b)                                                       52             860
                                                                                                     4,136
DIVERSIFIED FINANCIAL SERVICES - 3.2%
  Federated Investors Inc.                                                              92           2,599
  Legg Mason Inc.                                                                       29           2,250
  Student Loan Corp.                                                                    11           2,278
                                                                                                     7,127
ELECTRONICS - 1.9%
  Arrow Electronics Inc. (b)                                                            95           2,401
  Vishay Intertechnology Inc. (b)                                                      160           1,993
                                                                                                     4,394
ENGINEERING & CONSTRUCTION - 0.9%
  Jacobs Engineering Group Inc. (b)                                                     41           2,118


ENTERTAINMENT - 2.0%
  GTECH Holdings Corp.                                                                 189           4,440


ENVIRONMENTAL CONTROL - 1.5%
  Republic Services Inc. - Class A                                                     100           3,338


FOOD - 1.2%
  Dean Foods Co. (b)                                                                    79           2,699


FOREST PRODUCTS & PAPER - 2.8%
  Louisiana-Pacific Corp.                                                              100           2,524
  Temple-Inland Inc.                                                                    53           3,838
                                                                                                     6,362
GAS - 1.2%
  KeySpan Corp. (l)                                                                     68           2,654


HEALTHCARE - 6.9%
  DaVita Inc. (b)                                                                       98           4,085
  Edwards Lifesciences Corp. (b)                                                        76           3,272
  Health Net Inc. (b)                                                                  108           3,529
  Laboratory Corp. of America Holdings (b)                                              97           4,656
                                                                                                    15,542
HOUSEHOLD PRODUCTS - 4.2%
  Avery Dennison Corp.                                                                  46           2,830
  Fortune Brands Inc.                                                                   47           3,790
  Newell Rubbermaid Inc. (l)                                                           133           2,916
                                                                                                     9,536
INSURANCE - 4.8%
  MGIC Investment Corp.                                                                 37           2,263
  Protective Life Corp.                                                                115           4,527
  RenaissanceRe Holdings Ltd.                                                           84           3,932
                                                                                                    10,722
MANUFACTURING - 1.0%
  ITT Industries Inc.                                                                   25           2,248


MEDIA - 8.0%
  Belo Corp.                                                                           206           4,961
  Dex Media Inc.                                                                       306           6,317
  Westwood One Inc. (b)                                                                338           6,874
                                                                                                    18,152
OIL & GAS PRODUCERS - 3.4%
  GlobalSantaFe Corp.                                                                   76           2,804
  Premcor Inc.                                                                          29           1,713
  Unocal Corp.                                                                          22           1,370
  Valero Energy Corp.                                                                   26           1,890
                                                                                                     7,777
OIL & GAS SERVICES - 2.1%
  Baker Hughes Inc.                                                                     50           2,202
  BJ Services Co.                                                                       49           2,516
                                                                                                     4,718
PACKAGING & CONTAINERS - 3.4%
  Ball Corp.                                                                            82           3,414
  Pactiv Corp. (b)                                                                     178           4,149
                                                                                                     7,563
PHARMACEUTICALS - 1.5%
  Medco Health Solutions Inc. (b)                                                       67           3,342


REAL ESTATE - 3.8%
  AMB Property Corp.                                                                    73           2,748
  Health Care Property Investors Inc. (l)                                              120           2,816
  Trizec Properties Inc. (l)                                                           164           3,120
                                                                                                     8,684
RETAIL - 4.9%
  Brinker International Inc. (b)                                                        76           2,749
  Dollar Tree Stores Inc. (b)                                                          205           5,878
  Sears Holdings Corp.                                                                  18           2,418
                                                                                                    11,045
SEMICONDUCTORS - 2.1%
  Intersil Corp.                                                                        82           1,413
  Novellus Systems Inc. (b)                                                            128           3,416
                                                                                                     4,829
SOFTWARE - 1.9%
  BEA Systems Inc. (b)                                                                 365           2,911
  Siebel Systems Inc. (b)                                                              159           1,453
                                                                                                     4,364
TELECOMMUNICATIONS - 2.2%
  Citizens Communications Co.                                                          121           1,570
  MCI Inc. (l)                                                                          48           1,201
  PanAmSat Holding Corp. (l)                                                           134           2,273
                                                                                                     5,044
TELECOMMUNICATIONS EQUIPMENT - 1.9%
  Avaya Inc. (b)                                                                       263           3,073
  Polycom Inc. (b)                                                                      67           1,136
                                                                                                     4,209
TOYS & HOBBIES - 1.4%
  Mattel Inc.                                                                          145           3,086


TRANSPORTATION - 2.9%
  CNF Inc.                                                                              78           3,659
  Norfolk Southern Corp.                                                                79           2,908
                                                                                                     6,567
WIRELESS TELECOMMUNICATIONS - 1.4%
  Western Wireless Corp. - Class A (b)                                                  86           3,262

  Total Common Stocks (cost $202,788)                                                              220,207
SHORT TERM INVESTMENTS - 8.2%
MONEY MARKET FUNDS - 2.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       4,523           4,523

SECURITIES LENDING COLLATERAL - 6.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                13,981          13,981


Total Short Term Investments (cost $18,504)                                                         18,504
TOTAL INVESTMENTS - 105.8% (COST $221,292)                                                         238,711
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (5.8)%                                                        (13,061)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $225,650
-----------------------

JNL/LAZARD SMALL CAP VALUE FUND
COMMON STOCKS - 95.0%
ADVERTISING - 2.4%
  Advo Inc.                                                                             82          $3,075
  RH Donnelley Corp. (b)                                                                34           1,963
                                                                                                     5,038
AEROSPACE & DEFENSE - 2.8%
  DRS Technologies Inc. (b)                                                             52           2,202
  Esterline Technologies Inc. (b)                                                       54           1,848
  Titan Corp. (b)                                                                      114           2,068
                                                                                                     6,118
AGRICULTURE - 0.5%
  Delta & Pine Land Co                                                                  44           1,196


AIRLINES - 0.8%
  Airtran Holdings Inc. (b) (l)                                                        193           1,748


APPAREL - 2.5%
  K-Swiss Inc. - Class A                                                                34           1,130
  The Gymboree Corp. (b)                                                               130           1,635
  Timberland Co. - Class A (b) (l)                                                      24           1,709
  Warnaco Group Inc. (b)                                                                46           1,113
                                                                                                     5,587
AUTO MANUFACTURERS - 0.3%
  Wabash National Corp.                                                                 26             630


BANKS - 7.6%
  Bank of The Ozarks Inc.                                                               35           1,095
  Boston Private Financial Holdings                                                     50           1,188
  First Community Bancorp.                                                              33           1,449
  First Midwest Bancorp. Inc.                                                           44           1,439
  MB Financial Inc.                                                                     51           1,938
  Provident Bankshares Corp.                                                            34           1,127
  South Financial Group Inc.                                                            35           1,063
  Southwest Bancorp. Inc.                                                               59           1,077
  Sterling Bancshares Inc.                                                             110           1,558
  Texas Regional Bancshares Inc. - Class A                                              39           1,174
  Umpqua Holdings Corp.                                                                 64           1,483
  United Bankshares Inc.                                                                31           1,014
  Westamerica Bancorp. (l)                                                              25           1,315
                                                                                                    16,920
BIOTECHNOLOGY - 0.5%
  Martek Biosciences Corp. (b)                                                          20           1,181


CHEMICALS - 2.0%
  Olin Corp.                                                                            86           1,918
  PolyOne Corp. (b)                                                                    147           1,302
  Spartech Corp.                                                                        60           1,183
                                                                                                     4,403
COMMERCIAL SERVICES - 7.5%
  Arbitron Inc.                                                                         51           2,196
  BearingPoint Inc. (b)                                                                118           1,033
  Corinthian Colleges Inc. (b) (l)                                                     134           2,110
  DeVry Inc. (b)                                                                        98           1,852
  Learning Tree International Inc. (b)                                                 143           2,059
  MPS Group Inc. (b)                                                                   168           1,766
  United Rentals Inc.                                                                   85           1,708
  Watson Wyatt & Co. Holdings                                                           89           2,415
  Wright Express Corp.                                                                  87           1,489
                                                                                                    16,628
COMPUTERS - 2.4%
  Advanced Digital Information Corp. (b)                                                90             740
  BISYS Group Inc. (b)                                                                 105           1,643
  Dot Hill Systems Corp. (b)                                                           193           1,148
  Komag Inc. (b)                                                                        79           1,772
                                                                                                     5,303
DIVERSIFIED FINANCIAL SERVICES - 1.1%
  Calamos Asset Management Inc.                                                         24             633
  Financial Federal Corp.                                                               32           1,125
  Knight Trading Group Inc. (b)                                                         68             651
                                                                                                     2,409
ELECTRIC - 0.8%
  Cleco Corp.                                                                           79           1,678


ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
  GrafTech International Ltd. (b)                                                       54             306


ELECTRONICS - 5.1%
  Benchmark Electronics Inc. (b)                                                        58           1,837
  Coherent Inc. (b)                                                                     50           1,691
  Metrologic Instruments Inc. (b)                                                       67           1,504
  Photon Dynamics Inc. (b)                                                              57           1,085
  Plexus Corp. (b)                                                                      91           1,050
  Rogers Corp. (b)                                                                      49           1,972
  TTM Technologies Inc. (b)                                                            197           2,062
                                                                                                    11,201
ENGINEERING & CONSTRUCTION - 1.3%
  Chicago Bridge & Iron Co. NV                                                          30           1,308
  The Shaw Group Inc. (b) (l)                                                           72           1,559
                                                                                                     2,867
ENTERTAINMENT - 0.8%
  Alliance Gaming Corp. (b) (l)                                                        180           1,721


ENVIRONMENTAL CONTROL - 1.3%
  Tetra Tech Inc. (b)                                                                  142           1,792
  Waste Connections Inc. (b)                                                            33           1,147
                                                                                                     2,939
FOOD - 0.8%
  Performance Food Group Co. (b)                                                        67           1,852


GAS - 1.2%
  AGLl Resources Inc.                                                                   43           1,498
  New Jersey Resources Corp.                                                            26           1,145
                                                                                                     2,643
HEALTHCARE - 4.6%
  Candela Corp. (b)                                                                     78             692
  DJ Orthopedics Inc. (b)                                                               74           1,856
  Hanger Orthopedic Group Inc. (b)                                                     214           1,274
  Inamed Corp. (b)                                                                      17           1,184
  Kindred Healthcare Inc. (b)                                                           56           1,955
  LifePoint Hospitals Inc. (b) (l)                                                      40           1,736
  PSS World Medical Inc. (b)                                                           134           1,518
                                                                                                    10,215
HOME BUILDERS - 0.7%
  Winnebago Industries (l)                                                              49           1,552


HOUSEHOLD PRODUCTS - 1.6%
  Jarden Corp. (b)                                                                      26           1,175
  Scotts Miracle-Grow Co. (b)                                                           35           2,444
                                                                                                     3,619
INSURANCE - 3.4%
  Arch Capital Group Ltd. (b)                                                           55           2,218
  Assured Guaranty Ltd.                                                                112           2,009
  Bristol West Holdings Inc.                                                            66           1,021
  Max Re Capital Ltd.                                                                   48           1,129
  Reinsurance Group of America (l)                                                      26           1,086
                                                                                                     7,463
INTERNET - 2.0%
  Avocent Corp. (b)                                                                     30             762
  ProQuest Co. (b)                                                                      32           1,139
  Secure Computing Corp. (b)                                                           121           1,034
  Verity Inc. (b)                                                                      146           1,383
                                                                                                     4,318
LEISURE TIME - 0.5%
  WMS Industries Inc. (b) (l)                                                           43           1,200


MACHINERY - 0.8%
  Tecumseh Products Co.                                                                 42           1,679


MANUFACTURING - 1.0%
  Roper Industries Inc.                                                                 34           2,240


MEDIA - 1.9%
  Journal Register Co. (b)                                                             133           2,213
  Liberty Corp.                                                                         47           1,914
                                                                                                     4,127
MINING - 0.4%
  Foundation Coal Holdings Inc.                                                         42             990


OFFICE FURNISHINGS - 0.8%
  Herman Miller Inc.                                                                    58           1,744


OIL & GAS PRODUCERS - 3.8%
  Denbury Resources Inc. (b) (l)                                                        28             969
  Energy Partners Ltd. (b)                                                              46           1,187
  Forest Oil Corp. (b) (l)                                                              37           1,494
  Grey Wolf Inc. (b) (l)                                                               185           1,219
  Houston Exploration Co. (b)                                                           14             769
  Range Resources Corp.                                                                 37             871
  W&T Offshore Inc.                                                                     41             855
  Whiting Petroleum Corp. (b)                                                           25           1,007
                                                                                                     8,371
OIL & GAS SERVICES - 3.5%
  Hanover Compressor Co. (b)                                                           106           1,279
  Key Energy Services Inc. (b)                                                         218           2,498
  Maverick Tube Corp. (b)                                                               27             878
  Oil States International Inc. (b)                                                     43             875
  Veritas DGC Inc. (b)                                                                  77           2,319
                                                                                                     7,849
PACKAGING & CONTAINERS - 0.5%
  Packaging Corp of America                                                             46           1,117


PHARMACEUTICALS - 3.2%
  Able Laboratories Inc. (b)                                                            72           1,696
  BioScrip Inc.                                                                        223           1,343
  First Horizon Pharmaceutical Corp. (b)                                                67           1,134
  Par Pharmaceuticals Cos. Inc. (b)                                                     25             839
  Taro Pharmaceuticals Industries Ltd. (b)                                              66           2,070
                                                                                                     7,082
PIPELINES - 1.0%
  Kinder Morgan Management LLC (b)                                                      53           2,162


REAL ESTATE - 3.4%
  Alexandria Real Estate Equites Inc.                                                   15             953
  Capital Automotive REIT                                                               33           1,086
  CarrAmerica Realty Corp.                                                              34           1,079
  Inland Real Estate Corp.                                                              28             427
  Lexington Corporate Properties Trust                                                  60           1,305
  Mills Corp.                                                                           34           1,788
  Prentiss Properties Trust                                                             27             929
                                                                                                     7,567
 RETAIL - 7.3%
  99 Cents Only Stores (b) (l)                                                          60             788
  AnnTaylor Stores Corp. (b)                                                            67           1,702
  CBRL Group Inc.                                                                       43           1,780
  Cost Plus Inc. (b)                                                                    59           1,594
  CSK Auto Corp. (b)                                                                   100           1,756
  Dick's Sporting Goods Inc. (b)                                                         5             173
  HOT Topic Inc. (b) (l)                                                                83           1,816
  Rush Enterprises - Class A (b)                                                        72           1,131
  TBC Corp. (b)                                                                         57           1,596
  The Sports Authority Inc. (b) (l)                                                     71           1,944
  Tractor Supply Co. (b)                                                                44           1,899
                                                                                                    16,179
SAVINGS & LOANS - 1.3%
  Bankunited Financial Corp. - Class A (b)                                              40           1,082
  MAF Bancorp. Inc.                                                                     42           1,724
                                                                                                     2,806
SEMICONDUCTORS - 3.0%
  AMIS Holdings Inc. (b)                                                                75             848
  Brooks Automation Inc. (b)                                                            68           1,034
  ChipMOS Technologies Bermuda Ltd. (b) (l)                                            212           1,362
  Exar Corp. (b)                                                                       154           2,064
  Ultratech Inc. (b) (l)                                                                95           1,383
                                                                                                     6,691
SOFTWARE - 0.7%
  Serena Software Inc. (b)                                                              68           1,626


TELECOMMUNICATIONS EQUIPMENT - 4.0%
  Adtran Inc.                                                                           67           1,173
  C-COR Inc. (b)                                                                       255           1,550
  CommScope Inc. (b) (l)                                                               153           2,289
  Ditech Communications Corp. (b)                                                       64             793
  Foundry Networks Inc. (b)                                                            128           1,264
  Oplink Communications Inc. (b)                                                       202             318
  Polycom Inc. (b)                                                                      52             883
  SafeNet Inc. (b)                                                                      23             665
                                                                                                     8,935
TRANSPORTATION - 3.4%
  Forward Air Corp.                                                                     37           1,571
  OMI Corp.                                                                             94           1,798
  Overnite Corp.                                                                        39           1,254
  Pacer International Inc. (b)                                                          79           1,890
  Swift Transportation Co. Inc. (b) (l)                                                 44             976
                                                                                                     7,489
WIRELESS TELECOMMUNICATIONS - 0.4%
  Wireless Facilities Inc. (b)                                                         152             948

  Total Common Stocks (cost $193,100)                                                              210,337
SHORT TERM INVESTMENTS - 12.9%
MONEY MARKET FUNDS - 4.2%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       9,220           9,220

SECURITIES LENDING COLLATERAL - 8.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                19,352          19,352

  Total Short Term Investments (cost $28,572)                                                       28,572
TOTAL INVESTMENTS - 107.9% (COST $221,672)                                                         238,909
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (7.9)%                                                        (17,578)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $221,331
-----------------------

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
CORPORATE BONDS - 27.6%
AEROSPACE & DEFENSE - 0.4%
  Lockheed Martin Corp., 8.50%, 12/01/29                                                75            $102
  Northrop Grumman Corp., 7.75%, 03/01/16                                              150             179
  Raytheon Co., 6.15%, 11/01/08                                                         89              93
  United Technologies Corp., 6.35%, 03/01/11                                            75              81
  United Technologies Corp., 6.70%, 08/01/28                                            50              58
                                                                                                       513
AGRICULTURE - 0.1%
  Bunge Ltd Finance Corp., 5.35%, 04/15/14                                              75              75


ASSET BACKED SECURITIES - 4.9%
  Americredit Automobile Receivables Trust, 3.67%, 06/08/09                            500             499
  Americredit Automobile Receivables Trust, 2.84%, 08/06/10                            115             113
  Bank of America Commercial Mortgage, 5.118%, 07/11/43                                150             152
  Capital One Auto Finance Trust, 3.18%, 09/15/10                                      250             244
  Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09                            150             147
  Chase Manhattan-First Union National Bank, 7.439%, 08/15/31                           50              55
  Commercial Conduit Mortgage Trust, 6.48%, 02/18/30                                   200             210
  Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31                                 46              47
  CS First Boston Mortgage Securities Corp., 6.91%, 09/15/41                           156             161
  DaimlerChrysler Auto Trust, 3.78%, 02/06/07                                          237             238
  DLJ Mortgage Acceptance Corp., 6.46%, 03/10/32                                        50              53
  DLJ Mortgage Acceptance Corp., 6.88%, 06/10/32                                        45              47
  DLJ Mortgage Acceptance Corp., 6.93%, 11/10/33                                       126             132
  First Union Corp., 6.136%, 03/15/33                                                  301             320
  First Union-Lehman Brothers Commercial Mortgage, 6.65%, 11/18/29                      78              82
  First Union-Lehman Brothers-Bank of America, 6.56%, 11/18/35                         250             263
  Fleet Credit Card Master Trust, 5.60%, 12/15/08                                      250             255
  Household Automotive Trust, 2.31%, 04/17/08                                          350             347
  Household Automotive Trust, 3.02%, 12/17/10                                          365             357
  JPMorgan Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (g)                      35              37
  JPMorgan Chase & Co., 5.822%, 05/12/34                                               250             260
  JPMorgan Chase & Co., 5.382%, 06/12/41 (g)                                           250             258
  LB Commercial Conduit Mortgage Trust, 5.401%, 03/15/26                                84              86
  LB Commercial Conduit Mortgage Trust, 3.849%, 05/15/27                               250             237
  LB Commercial Conduit Mortgage Trust, 5.594%, 06/15/31                                75              78
  LB Commercial Conduit Mortgage Trust, 6.41%, 06/15/31                                 97              99
  LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31                                223             240
  LB Commercial Conduit Mortgage Trust, 4.166%, 05/15/32                               165             156
  Morgan Stanley Dean Witter Capital I, 4.80%, 01/13/41                                250             245
  Mortgage Capital Funding Inc., 7.288%, 07/20/27                                       12              13
  PP&L Transition Bond Company LLC, 7.05%, 06/25/09                                     55              57
  Salomon Brothers Mortgage Securities VII, 6.168%, 02/13/10                           100             105
  Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34                             200             198
  Wachovia Bank Commercial Mortgage Trust, 5.21%, 01/15/41                             100             101
  Wachovia Bank Commercial Mortgage Trust, 5.24%, 07/15/41                             250             255
  WFS Financial Owner Trust, 2.41%, 12/20/10                                           135             132
                                                                                                     6,279
AUTO MANUFACTURERS - 0.4%
  DaimlerChrysler Holdings, 6.50%, 11/15/13                                            150             156
  DaimlerChrysler NA Holdings Inc., 4.75%, 01/15/08                                    150             149
  DaimlerChrysler NA Holdings Inc., 4.05%, 06/04/08                                    100              97
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                  100              90
                                                                                                       492
AUTO PARTS & EQUIPMENT - 0.0%
  Lear Corp., 5.75%, 08/01/14 (e) (l)                                                   50              48


BANKS - 5.5%
  ABN Amro Holding NV, 7.55%, 06/28/06                                                 100             104
  American General Finance Corp., 4.625%, 09/01/10                                     150             148
  Banc Capital Trust, 5.625%, 03/08/35                                                  50              48
  Bank of America Commercial Mortgage, 4.05%, 11/10/38                                 500             482
  Bank of America Corp., 5.25%, 02/01/07                                               100             102
  Bank of America Corp., 6.25%, 04/01/08                                               250             263
  Bank of America Corp., 4.875%, 09/15/12                                              150             150
  Barclays Bank Plc, 6.86%, 09/15/49 (e)                                                50              56
  BB&T Corp., 6.50%, 08/01/11                                                           75              82
  Burlington Northern Santa Fe Corp., 5.90%, 07/01/12                                  150             159
  Capital One Bank, 4.875%, 05/15/08                                                   150             151
  Conagra Inc., 7.875%, 09/15/10                                                       200             229
  Corp Andina De Fomento, 6.875%, 03/15/12                                             150             165
  Countrywide Home Loans Inc., 4.25%, 12/19/07                                         250             248
  Duke Energy Corp., 5.625%, 11/30/12                                                  150             154
  European Investment Bank, 3.125%, 10/15/07 (l)                                       250             244
  Fifth Third Bancorp., 4.20%, 02/23/10                                                100              98
  Fleet National Bank, 5.75%, 01/15/09                                                 100             104
  HSBC Holdings Plc, 5.25%, 12/12/12                                                   100             101
  HSBC Holdings Plc, 7.625%, 05/17/32 (e)                                              150             187
  JPMorgan Chase & Co., 5.75%, 01/02/13                                                100             104
  Key Bank NA, 5.80%, 07/01/14                                                         250             261
  Marathon Oil Corp., 6.125%, 03/15/12                                                 200             213
  National Australia Bank Ltd., 8.60%, 05/19/10                                        150             175
  National City Bank, 4.625%, 05/01/13                                                 100              97
  National Westminster Bank Plc, 7.375%, 10/01/09                                      250             277
  NB Captial Trust, 7.83%, 12/15/26                                                     75              79
  Popular North America Inc., 6.125%, 10/15/06                                         150             154
  Popular North America Inc., 4.25%, 04/01/08                                          100              99
  Royal Bank of Scotland Group Plc, 5.00%, 10/01/14 (l)                                100              99
  Sempra Energy, 4.75%, 05/15/09                                                       200             199
  Simon Property Group Inc., 7.125%, 02/09/09                                          200             215
  Suntrust Banks Inc., 6.375%, 04/01/11                                                200             218
  Swedish Export Credit, 4.00%, 06/15/10                                               200             196
  Textron Financial Corp., 6.00%, 11/20/09                                             250             265
  U.S. Bank National Assocation, 6.375%, 08/01/11                                      100             108
  Wachovia Corp., 7.50%, 07/15/06                                                      500             521
  Wachovia Corp., 6.25%, 08/04/08                                                      150             158
  Wells Fargo & Co., 4.20%, 01/15/10                                                   100              98
  Wells Fargo & Co., 5.00%, 11/15/14                                                   200             198
  XTO Energy Inc., 4.90%, 02/01/14                                                      75              73
                                                                                                     7,082
BEVERAGES - 0.2%
  Coca-Cola Enterprises Inc., 7.125%, 08/01/17                                         100             115
  Pepsi Bottling Group Inc., 7.00%, 03/01/29                                            75              90
                                                                                                       205
BIOTECHNOLOGY - 0.0%
  Pharmacia Corp., 6.60%, 12/01/28                                                      50              58


BUILDING MATERIALS - 0.0%
  Toll Brothers Inc., 4.95%, 03/15/14                                                   50              47


CHEMICALS - 0.2%
  Dow Chemical Co., 6.125%, 02/01/11                                                    50              54
  Dow Chemical Co., 6.00%, 10/01/12                                                     50              53
  E.I. du Pont de Nemours & Co., 4.75%, 11/15/12                                       100             100
  Rohm & Haas Co., 7.85%, 07/15/29                                                      50              65
                                                                                                       272
COMMERCIAL SERVICES - 0.4%
  Bear Stearns Co. Inc., 6.80%, 07/15/31                                                63              65
  Cendant Corp., 6.25%, 01/15/08                                                       200             208
  Hertz Corp., 7.625%, 06/01/12                                                        100             101
  Waste Management Inc., 7.375%, 08/01/10                                              100             111
                                                                                                       485
COMPUTERS - 0.2%
  International Business Machines Corp., 5.375%, 02/01/09 (l)                          300             310


DIVERSIFIED FINANCIAL SERVICES - 5.3%
  Associates Corp. NA, 6.25%, 11/01/08                                                 300             318
  Bank One Corp., 2.625%, 06/30/08                                                     250             236
  Boeing Capital Corp., 5.80%, 01/15/13                                                125             131
  CIT Group Inc., 7.375%, 04/02/07                                                     250             264
  Citigroup Inc., 3.50%, 02/01/08                                                      500             488
  Citigroup Inc., 6.00%, 02/21/12 (l)                                                  100             106
  Countrywide Funding, 5.50%, 08/01/06                                                  75              76
  Credit Suisse First Boston USA Inc., 5.875%, 08/01/06                                100             102
  Credit Suisse First Boston USA Inc., 6.125%, 11/15/11                                100             106
  Credit Suisse First Boston USA Inc., 7.125%, 07/15/32                                100             118
  Ford Motor Credit Co., 7.75%, 02/15/07                                               100             104
  Ford Motor Credit Co., 7.20%, 06/15/07                                               100             102
  Ford Motor Credit Co., 5.80%, 01/12/09                                               100              96
  Ford Motor Credit Co., 7.375%, 10/28/09                                              250             251
  Ford Motor Credit Co., 7.25%, 10/25/11                                                75              74
  General Electric Capital Corp., 3.50%, 05/01/08                                      250             243
  General Electric Capital Corp., 5.45%, 01/15/13                                      250             257
  General Electric Capital Corp., 6.75%, 03/15/32                                      100             115
  General Motors Acceptance Corp., 4.50%, 07/15/06 (l)                                 200             195
  General Motors Acceptance Corp., 6.125%, 02/01/07                                    150             148
  General Motors Acceptance Corp., 6.125%, 08/28/07 (l)                                200             195
  General Motors Acceptance Corp., 5.85%, 01/14/09                                     150             139
  General Motors Acceptance Corp., 7.25%, 03/02/11                                     175             162
  General Motors Acceptance Corp., 6.875%, 09/15/11                                    150             136
  General Motors Acceptance Corp., 8.00%, 11/01/31                                      50              44
  General Motors Acceptance Corp., 6.125%, 09/15/06                                    100             100
  Goldman Sachs Group Inc., 6.65%, 05/15/09                                            250             268
  Goldman Sachs Group Inc., 5.25%, 04/01/13                                            100             100
  Household Automotive Trust, 4.37%, 12/17/08                                           86              86
  International Lease Finance Corp., 5.75%, 10/15/06                                   250             256
  JPMorgan Chase & Co., 6.625%, 03/15/12                                               100             109
  Merrill Lynch & Co. Inc., 7.375%, 05/15/06                                           100             104
  Merrill Lynch & Co. Inc., 4.125%, 09/10/09                                           250             244
  Morgan Stanley Capital I, 6.52%, 03/15/30                                             68              71
  Morgan Stanley Capital I, 7.25%, 04/01/32                                            100             120
  Morgan Stanley Capital I, 7.57%, 11/15/36                                            100             111
  National Rural Utilities, 5.75%, 08/28/09                                            200             208
  Pemex Project Funding Master Trust, 8.625%, 02/01/22                                  75              85
  Pitney Bowes Inc., 5.75%, 08/15/08                                                   300             314
  SLM Corp., 5.05%, 11/14/14                                                           250             247
  Toyota Motor Corp., 2.875%, 08/01/08                                                 100              96
  Verizon Global Funding Corp., 7.75%, 12/01/30                                         50              60
                                                                                                     6,785
ELECTRIC - 1.0%
  Alabama Power Co., 5.875%, 12/01/22                                                  100             105
  American Electric Power Company Inc., 5.375%, 03/15/10                               100             102
  Constellation Energy Group, 7.00%, 04/01/12                                          100             111
  Emerson Electric Co., 5.00%, 12/15/14 (l)                                            100              99
  FPL Group Capital Inc., 7.625%, 09/15/06                                             100             105
  Hydro Quebec, 7.50%, 04/01/16                                                        100             120
  Midamerican Energy Holdings Co., 6.75%, 12/30/31                                      50              58
  Nisource Finance Corp., 5.40%, 07/15/14                                               75              76
  Northern States Power Co., 8.00%, 08/28/12                                           100             119
  Pacific Gas & Electric Co., 6.05%, 03/01/34                                          100             103
  PPL Electric Utilities Corp., 6.25%, 08/15/09                                        100             106
  Progress Energy Inc., 7.75%, 03/01/31                                                 50              59
  PSEG Power LLC, 8.625%, 04/15/31                                                      75             100
  Scana Corp., 6.875%, 05/15/11                                                         75              83
                                                                                                     1,346
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
  Exelon Generation Co. LLC, 5.35%, 01/15/14                                           150             151


ELECTRONICS - 0.2%
  Oncor Electric Delivery Co., 6.375%, 01/15/15                                        150             162
  Southern Co., 6.00%, 01/15/34                                                         75              78
                                                                                                       240
ENTERTAINMENT - 0.0%
  Walt Disney Co., 7.00%, 03/01/32                                                      50              57


FOOD - 1.0%
  Corn Products International Inc., 8.25%, 07/15/07                                    100             108
  General Mills Inc., 6.00%, 02/15/12                                                  100             106
  Grand Metro Investment Corp., 8.00%, 09/15/22                                        100             130
  Kellogg Co., 2.875%, 06/01/08                                                        250             238
  Kraft Foods Inc., 4.625%, 11/01/06                                                    50              50
  Kroger Co., 5.50%, 02/01/13 (l)                                                      100             101
  Nabisco Holdings Corp., 7.05%, 07/15/07                                              200             210
  Safeway Inc., 5.80%, 08/15/12                                                        100             103
  Sara Lee Corp., 6.25%, 09/15/11                                                       75              80
  Unilever Capital Corp., 7.125%, 11/01/10                                             100             112
                                                                                                     1,238
FOREST PRODUCTS & PAPER - 0.1%
  Weyerhaeuser Co., 7.375%, 03/15/32                                                   100             117

GAS - 0.1%
  Praxair Inc., 3.95%, 06/01/13                                                        100              92


HEALTHCARE - 0.2%
  Baxter International Inc., 4.625%, 03/15/15                                           75              71
  Schering-Plough Corp., 6.75%, 12/01/33                                                50              56
  Wyeth, 6.45%, 02/01/24                                                               100             108
                                                                                                       235
INSURANCE - 0.9%
  Aegon NV, 4.75%, 06/01/13                                                            150             146
  Allstate Corp., 6.125%, 02/15/12                                                      75              80
  Allstate Corp., 5.35%, 06/01/33                                                       75              71
  American International Group Inc., 4.25%, 05/15/13                                   100              94
  Chubb Corp., 5.20%, 04/01/13                                                         100             100
  Cincinnati Financial Corp., 6.125%, 11/01/34 (e)                                     100             101
  Hartford Life Inc., 7.65%, 06/15/27                                                   75              91
  Marsh & McLennan Cos. Inc., 3.625%, 02/15/08                                         100              97
  MetLife Inc., 5.00%, 11/24/13                                                        100              99
  Principal Life Global Funding I, 5.10%, 04/15/14                                     150             150
  Travelers Property Casualty Corp., 6.75%, 11/15/06                                   100             104
                                                                                                     1,133
INVESTMENT COMPANIES - 0.8%
  Citigroup Inc., 6.00%, 10/31/33                                                       50              51
  Goldman Sachs Group Inc., 7.35%, 10/01/09                                            350             386
  Goldman Sachs Group Inc., 5.125%, 01/15/15                                           200             195
  Merrill Lynch & Co. Inc., 5.00%, 01/15/15                                            200             194
  Merrill Lynch & Co. Inc., 5.403%, 07/12/34                                           200             206
                                                                                                     1,032
IRON & STEEL - 0.0%
  Alcan Inc., 4.875%, 09/15/12                                                          50              51


MANUFACTURING - 0.2%
  Honeywell International Inc., 6.125%, 11/01/11                                       100             107
  Tyco International Ltd., 6.125%, 01/15/09 (l)                                        150             157
                                                                                                       264
MEDIA - 0.5%
  Comcast Corp., 6.50%, 01/15/15                                                        50              54
  News America Inc., 5.30%, 12/15/14 (e)                                                75              73
  News America Inc., 6.20%, 12/15/34 (e)                                                50              49
  Time Warner Inc., 6.625%, 05/15/29                                                   100             105
  Time Warner Inc., 7.625%, 04/15/31                                                   150             176
  Viacom Inc., 7.875%, 07/30/30                                                        125             148
                                                                                                       605
METAL FABRICATION & HARDWARE - 0.0%
  Alco Inc., 5.375%, 01/15/13                                                           50              52


MINING - 0.1%
  BHP Billiton Plc, 4.80%, 04/15/13                                                    100             100


OIL & GAS PRODUCERS - 0.6%
  Alberta Energy Co. Ltd., 7.375%, 11/01/31                                            100             121
  Anadarko Petroleum Corp., 3.25%, 05/01/08                                            250             241
  Burlington Resources Finance Co., 7.20%, 08/15/31                                    100             119
  ConocoPhillips, 6.65%, 07/15/18                                                       75              84
  Consolidated Natural Gas Co., 6.80%, 12/15/27                                         50              56
  Devon Financing Corp., 7.875%, 09/30/31                                              100             125
                                                                                                       746
OIL & GAS SERVICES - 0.2%
  Conoco Inc., 7.25%, 10/15/31                                                          75              92
  Petro Canada, 7.00%, 11/15/28                                                         75              86
  Suncor Energy Inc., 5.95%, 12/01/34                                                  100             104
                                                                                                       282
PHARMACEUTICALS - 0.1%
  Wyeth, 5.50%, 03/15/13                                                               100             103


PIPELINES - 0.1%
  Kinder Morgan Inc., 5.00%, 12/15/13                                                   75              74


REAL ESTATE - 0.4%
  Boston Properties Inc., 6.25%, 01/15/13                                              150             160
  EOP Operating LP, 4.75%, 03/15/14                                                     75              70
  First Union National Bank Commercial Mortgage, 7.184%, 12/15/31                       25              26
  First Union National Bank Commercial Mortgage, 7.39%, 12/15/31                       105             116
  GMAC Mortgage Corp. Loan Trust, 6.42%, 05/15/35                                      100             105
  Heller Financial Commercial Mortgage, 6.50%, 05/15/31                                 61              62
                                                                                                       539
RETAIL - 0.3%
  Federated Department Stores, Inc., 6.90%, 04/01/29 (l)                               100             107
  Target Corp., 7.00%, 07/15/31 (l)                                                    100             120
  Wal-Mart Stores Inc., 4.55%, 05/01/13                                                100              98
  Wal-Mart Stores Inc., 7.55%, 02/15/30                                                 50              64
                                                                                                       389
STORAGE/WAREHOUSING - 0.2%
  Union Pacific Corp., 6.625%, 02/01/08                                                250             265


TELECOMMUNICATIONS - 2.5%
  Alltel Corp., 7.875%, 07/01/32                                                        50              62
  AT&T Broadband Corp., 8.375%, 03/15/13                                               250             297
  AT&T Wireless Services Inc., 7.50%, 05/01/07                                         250             266
  British Telecommunications Plc, 8.375%, 12/15/10 (g)                                 250             290
  Clear Channel Communications Inc., 7.65%, 09/15/10                                   100             109
  COX Communications Inc., 4.625%, 01/15/10 (e)                                        100              97
  Deutsche Telekom International Finance, 8.50%, 06/15/10                              400             460
  GTE Corp., 6.94%, 04/15/28                                                            50              54
  SBC Communications Inc., 5.875%, 02/01/12                                            100             104
  SBC Communications Inc., 6.15%, 09/15/34                                              50              50
  Southwestern Bell Telephone Co., 7.00%, 07/01/15                                     100             111
  Sprint Capital Corp., 6.00%, 01/15/07                                                150             154
  Sprint Capital Corp., 8.375%, 03/15/12                                               100             117
  Sprint Capital Corp., 6.875%, 11/15/28                                                75              80
  Telecom Italia Capital SA, 6.375%, 11/15/33                                           50              51
  Telefonica Europe BV, 8.25%, 09/15/30                                                100             132
  Telus Corp., 7.50%, 06/01/07                                                         125             133
  Verizon Global Funding Corp., 7.25%, 12/01/10                                        250             277
  Verizon Wireless Corp., 5.375%, 12/15/06                                             200             204
  Vodafone Group Plc, 5.00%, 12/16/13                                                  150             149
                                                                                                     3,197
TOBACCO - 0.1%
  Altria Group Inc., 7.75%, 01/15/27                                                    75              87


TRANSPORTATION - 0.1%
  Nofolk Southern Corp., 7.25%, 02/15/31                                                75              91


WIRELESS TELECOMMUNICATIONS - 0.2%
  AT&T Wireless Services Inc., 8.75%, 03/01/31                                         108             142
  Motorola Inc., 7.625%, 11/15/10                                                      150             169
                                                                                                       311
  Total Corporate Bonds (cost $36,535)                                                              35,448
GOVERNMENT SECURITIES - 71.9%
BANKS - 0.3%
  International Bank for Reconstruction & Development, 4.375%, 09/28/06 (f)            300             302
  Kredit Fuer Wiederaufbau, 3.25%, 03/30/09 (f)                                        100              96
                                                                                                       398
SOVEREIGN - 1.7%
  Canadian Government Bond, 6.75%, 08/28/06 (f)                                        100             104
  European Bank for Reconstruction and Development, 5.375%, 06/15/06 (f)               100             102
  Federal Home Loan Bank, 4.00%, 03/10/08                                              150             149
  Financement Quebec, 5.00%, 10/25/12 (f)                                              100             101
  Inter-American Development Bank, 7.375%, 01/15/10                                    100             113
  International Finance Corp., 5.25%, 05/02/06                                         100             101
  Nova Scotia Province, 5.75%, 02/27/12 (f)                                            100             106
  Province of British Columbia, 4.625%, 10/03/06 (f)                                   100             101
  Quebec Province Co., 5.75%, 02/15/09 (f)                                             125             131
  Quebec Province Co., 7.50%, 07/15/23 (f)                                             100             126
  Republic of Chile, 5.50%, 01/15/13 (f)                                               100             102
  Republic of Italy, 4.375%, 06/15/13 (f)                                              100              98
  Republic of Italy, 5.375%, 06/15/33 (f)                                              100             100
  Republic of Korea, 8.875%, 04/15/08                                                  300             337
  State of Israel, 4.625%, 06/15/13 (f)                                                 75              72
  United Mexican States, 6.375%, 01/16/13 (f)                                          150             156
  United Mexican States, 7.50%, 04/08/33 (f)                                           250             265
                                                                                                     2,264
U.S. GOVERNMENT AGENCIES - 45.1%
  Federal Government Loan Mortgage Co., 6.50%, 12/01/28                                136             142
  Federal Government Loan Mortgage Co., 6.50%, 05/01/29                                 49              51
  Federal Government Loan Mortgage Co., 5.50%, 04/01/33                                226             227
  Federal Home Loan Bank, 2.95%, 09/14/06                                              100              99
  Federal Home Loan Bank, 5.75%, 05/15/12 (l)                                          325             347
  Federal Home Loan Mortgage Co., 2.75%, 08/15/06 (l)                                  610             601
  Federal Home Loan Mortgage Co., 6.50%, 06/01/14                                      206             215
  Federal Home Loan Mortgage Co., 5.50%, 04/01/18                                       53              54
  Federal Home Loan Mortgage Corp., 3.00%, 09/29/06                                    200             197
  Federal Home Loan Mortgage Corp., 2.75%, 10/15/06 (l)                                920             905
  Federal Home Loan Mortgage Corp., 2.625%, 10/16/06                                   250             245
  Federal Home Loan Mortgage Corp., 2.375%, 02/15/07 (l)                               800             777
  Federal Home Loan Mortgage Corp., 2.875%, 05/15/07 (l)                             1,200           1,173
  Federal Home Loan Mortgage Corp., 3.30%, 09/14/07                                    100              98
  Federal Home Loan Mortgage Corp., 3.375%, 09/14/07                                 1,075           1,058
  Federal Home Loan Mortgage Corp., 3.25%, 11/02/07 (f)                                150             147
  Federal Home Loan Mortgage Corp., 4.25%, 05/04/09 (l)                                200             198
  Federal Home Loan Mortgage Corp., 4.125%, 09/01/09 (l)                               100              99
  Federal Home Loan Mortgage Corp., 4.125%, 02/24/11 (l)                               500             485
  Federal Home Loan Mortgage Corp., 5.50%, 09/15/11                                    500             523
  Federal Home Loan Mortgage Corp., 5.125%, 07/15/12                                   428             438
  Federal Home Loan Mortgage Corp., 4.625%, 05/28/13                                    75              72
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/15                                     17              17
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/15                                     65              68
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/15                                      3               3
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/16                                    119             125
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/16                                     94              97
  Federal Home Loan Mortgage Corp., 4.50%, 01/01/18                                     77              76
  Federal Home Loan Mortgage Corp., 4.00%, 05/01/19                                     70              67
  Federal Home Loan Mortgage Corp., 4.00%, TBA (c)                                     900             861
  Federal Home Loan Mortgage Corp., 4.50%, TBA (c)                                     700             685
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                   2,100           2,100
  Federal Home Loan Mortgage Corp., 5.50%, TBA (c)                                   1,800           1,836
  Federal Home Loan Mortgage Corp., 6.00%, TBA (c)                                     500             516
  Federal Home Loan Mortgage Corp., 6.50%, 03/01/31                                     59              61
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                     33              35
  Federal Home Loan Mortgage Corp., 7.50%, 11/01/31                                    300             321
  Federal Home Loan Mortgage Corp., 7.50%, 04/01/32                                    493             528
  Federal Home Loan Mortgage Corp., 6.25%, 07/15/32                                    300             346
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                   2,700           2,641
  Federal Home Loan Mortgage Corp., 5.50%, TBA (c)                                   3,800           3,810
  Federal Home Loan Mortgage Corp., 6.00%, TBA (c)                                   3,200           3,274
  Federal Home Loan Mortgage Corp., 6.50%, TBA (c)                                   1,200           1,245
  Federal Home Loan Mortgage Gold, 5.00%, 07/01/19                                     174             174
  Federal Home Loan Mortgage Gold, 6.00%, 04/01/33                                      14              14
  Federal Home Loan Mortgage Gold, 4.50%, 10/01/33                                      10               9
  Federal National Mortgage Association, 3.41%, 08/30/07 (f)                           100              98
  Federal National Mortgage Association, 3.25%, 01/15/08 (l)                           330             322
  Federal National Mortgage Association, 2.50%, 06/15/08 (l)                           355             337
  Federal National Mortgage Association, 3.25%, 08/15/08 (f)                         1,140           1,103
  Federal National Mortgage Association, 3.25%, 02/15/09                               350             336
  Federal National Mortgage Association, 4.25%, 05/15/09 (f)                           500             497
  Federal National Mortgage Association, 6.625%, 09/15/09 (l)                          400             435
  Federal National Mortgage Association, 6.00%, 05/15/11 (l)                           700             749
  Federal National Mortgage Association, 5.375%, 11/15/11 (l)                          500             519
  Federal National Mortgage Association, 6.50%, 02/01/16 (f)                           108             113
  Federal National Mortgage Association, 6.00%, 06/01/16 (f)                           167             172
  Federal National Mortgage Association, 6.50%, 09/01/16 (f)                            32              33
  Federal National Mortgage Association, 6.50%, 10/01/16 (f)                            55              57
  Federal National Mortgage Association, 6.50%, 12/01/16 (f)                             2               2
  Federal National Mortgage Association, 5.50%, 03/01/17 (f)                            57              58
  Federal National Mortgage Association, 5.00%, 10/01/17 (f)                            78              78
  Federal National Mortgage Association, 5.00%, TBA (c)                              3,900           3,896
  Federal National Mortgage Association, 5.50%, TBA (c)                                400             408
  Federal National Mortgage Association, 4.00%, 10/01/18 (f)                           161             154
  Federal National Mortgage Association, 4.50%, TBA (c)                              3,500           3,421
  Federal National Mortgage Association, 6.25%, 05/15/29 (l)                           225             258
  Federal National Mortgage Association, 6.625%, 11/15/30                              160             192
  Federal National Mortgage Association, 7.00%, 02/01/31                               218             230
  Federal National Mortgage Association, 5.50%, 01/01/32 (f)                           395             397
  Federal National Mortgage Association, 6.50%, 07/01/32 (f)                           148             153
  Federal National Mortgage Association, 6.00%, 02/01/33 (f)                           372             381
  Federal National Mortgage Association, 4.50%, 11/01/33 (f)                           663             630
  Federal National Mortgage Association, 5.00%, 06/01/34 (f)                           290             284
  Federal National Mortgage Association, 5.50%, 07/01/34 (f)                         1,677           1,680
  Federal National Mortgage Association, 6.50%, 07/01/34 (f)                         1,423           1,477
  Federal National Mortgage Association, 6.00%, 08/01/34                             1,384           1,415
  Federal National Mortgage Association, 5.00%, TBA (c)                              3,000           2,933
  Federal National Mortgage Association, 5.50%, TBA (c)                              4,000           4,005
  Federal National Mortgage Association Discount Note, 4.125%, 04/15/14 (l)            400             380
  Government National Mortgage Association, 8.00%, 04/15/30                             65              70
  Government National Mortgage Association, 8.50%, 06/15/30                             50              55
  Government National Mortgage Association, 8.50%, 12/15/30                              3               3
  Government National Mortgage Association, 6.50%, 01/15/32                            223             233
  Government National Mortgage Association, 6.00%, 10/15/32                            227             234
  Government National Mortgage Association, 5.50%, 07/15/33                            653             659
  Government National Mortgage Association, 5.00%, TBA (c)                             500             494
  Government National Mortgage Association, 5.50%, TBA (c)                           1,000           1,009
  Government National Mortgage Association, 6.00%, TBA (c)                           1,000           1,028
                                                                                                    58,048
U.S. TREASURY SECURITIES - 24.8%
  U.S. Treasury Bond, 10.375%, 11/15/12 (l)                                            240             278
  U.S. Treasury Bond, 12.00%, 08/15/13                                                 250             312
  U.S. Treasury Bond, 11.25%, 02/15/15 (l)                                             495             758
  U.S. Treasury Bond, 7.25%, 05/15/16 (l)                                              270             331
  U.S. Treasury Bond, 8.75%, 05/15/17 (l)                                              715             982
  U.S. Treasury Bond, 8.875%, 02/15/19 (l)                                             645             913
  U.S. Treasury Bond, 8.50%, 02/15/20 (l)                                              100             139
  U.S. Treasury Bond, 8.75%, 05/15/20                                                  180             256
  U.S. Treasury Bond, 8.00%, 11/15/21 (l)                                            1,750           2,376
  U.S. Treasury Bond, 7.125%, 02/15/23 (l)                                             735             931
  U.S. Treasury Bond, 6.875%, 08/15/25                                                 290             364
  U.S. Treasury Bond, 6.75%, 08/15/26 (l)                                              200             249
  U.S. Treasury Bond, 6.50%, 11/15/26 (l)                                              360             437
  U.S. Treasury Bond, 6.375%, 08/15/27 (l)                                             120             144
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                              495             521
  U.S. Treasury Bond, 6.25%, 05/15/30 (l)                                              350             421
  U.S. Treasury Note, 4.625%, 05/15/06 (l)                                           2,020           2,044
  U.S. Treasury Note, 2.50%, 05/31/06 (l)                                            1,450           1,433
  U.S. Treasury Note, 2.875%, 11/30/06                                                 725             715
  U.S. Treasury Note, 3.125%, 01/31/07 (l)                                           1,740           1,720
  U.S. Treasury Note, 6.25%, 02/15/07 (l)                                              930             972
  U.S. Treasury Note, 4.375%, 05/15/07 (l)                                             630             637
  U.S. Treasury Note, 3.25%, 08/15/07 (l)                                              320             316
  U.S. Treasury Note, 3.00%, 11/15/07 (l)                                            1,990           1,947
  U.S. Treasury Note, 3.375%, 11/15/08 (l)                                             810             792
  U.S. Treasury Note, 3.375%, 12/15/08                                               1,050           1,025
  U.S. Treasury Note, 3.25%, 01/15/09 (l)                                            1,440           1,399
  U.S. Treasury Note, 5.50%, 05/15/09                                                  310             327
  U.S. Treasury Note, 3.375%, 10/15/09 (l)                                           1,500           1,452
  U.S. Treasury Note, 6.50%, 02/15/10 (l)                                            1,470           1,619
  U.S. Treasury Note, 5.75%, 08/15/10 (l)                                              960           1,030
  U.S. Treasury Note, 5.00%, 02/15/11                                                  530             550
  U.S. Treasury Note, 4.875%, 02/15/12 (l)                                             545             563
  U.S. Treasury Note, 4.375%, 08/15/12 (l)                                             555             556
  U.S. Treasury Note, 3.875%, 02/15/13 (l)                                              50              49
  U.S. Treasury Note, 3.625%, 05/15/13 (l)                                             600             569
  U.S. Treasury Note, 4.25%, 08/15/14 (l)                                              865             849
  U.S. Treasury Note, 4.25%, 11/15/14 (l)                                            1,950           1,911
                                                                                                    31,887

  Total Government Securities (cost $92,482)                                                        92,597
MUNICIPALS - 0.2%
  Illinois State Taxable Pension, 5.10%, 06/01/33                                      200             191
  New Jersey Resources Corp., 4.252%, 01/01/16                                         100              95

  Total Municipals (cost $279)                                                                         286
SHORT TERM INVESTMENTS - 51.4%
COMMERCIAL PAPER - 24.9%
  ABN Amro Holding NV, 2.64%, 04/04/05 (f)                                           2,400           2,399
  AIG Funding Inc., 2.64%, 04/14/05 (f)                                              3,000           2,997
  American General Corp., 2.65%, 04/21/05 (f)                                        2,500           2,496
  American Honda Finance Corp., 2.75%, 04/21/05 (f)                                  2,000           1,997
  Barclays US Funding, 2.635%, 04/07/05 (f)                                          4,000           3,998
  CBA Finance, 2.65%, 04/07/05 (f)                                                   3,000           2,999
  Citigroup Global Markets Holding Inc., 2.66%, 04/08/05 (f)                         3,000           2,998
  European Investment Bank, 2.70%, 04/11/05 (f)                                      3,500           3,497
  General Electric Capital Corp., 2.70%, 04/13/05 (f)                                4,000           3,996
  International Lease Finance Corp., 2.77%, 04/19/05 (f)                             2,500           2,497
  Lloyds TSB Bank, 2.74%, 04/14/05 (f)                                               2,200           2,198
                                                                                                    32,072
MONEY MARKET FUNDS - 0.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                     630             630

SECURITIES LENDING COLLATERAL - 26.0%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                            33,506          33,506


Total Short Term Investments (cost $66,208)                                                         66,208
TOTAL INVESTMENTS - 151.0% (COST $195,504)                                                         194,539
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (51.0%)                                                      (65,748)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $128,791
-----------------------

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 2.1%
  Lockheed Martin Corp.                                                                 21          $1,267
  Northrop Grumman Corp.                                                                21           1,150
  Raytheon Co.                                                                          25             973
                                                                                                     3,390
AGRICULTURE - 0.5%
  Archer-Daniels-Midland Co.                                                            28             683


AIRLINES - 0.1%
  Southwest Airlines Co.                                                                12             165


APPAREL - 0.5%
  Coach Inc. (b)                                                                        15             821


AUTO MANUFACTURERS - 1.1%
  Ford Motor Co. (l)                                                                    90           1,019
  General Motors Corp. (l)                                                               4             112
  Navistar International Corp. (b) (l)                                                  11             408
  Paccar Inc.                                                                            3             200
                                                                                                     1,739
AUTO PARTS & EQUIPMENT - 0.1%
  Cooper Tire & Rubber Co.                                                               1              26
  Dana Corp.                                                                             6              73
                                                                                                        99
BANKS - 6.1%
  AmSouth Bancorp.                                                                       5             132
  Bank of America Corp.                                                                 72           3,194
  Fifth Third Bancorp.                                                                  14             601
  First Horizon National Corp.                                                           6             233
  Huntington Bancshares Inc.                                                            11             258
  National City Corp.                                                                   23             781
  North Fork Bancorp. Inc.                                                              18             499
  State Street Corp.                                                                     5             227
  Suntrust Banks Inc.                                                                   15           1,095
  US Bancorp.                                                                            1              14
  Wachovia Corp.                                                                        19             943
  Wells Fargo & Co.                                                                     36           2,144
                                                                                                    10,121
BEVERAGES - 3.0%
  Anheuser-Busch Cos. Inc.                                                              14             675
  Brown-Forman Corp. - Class B                                                           8             436
  Coca-Cola Co.                                                                         46           1,915
  Coca-Cola Enterprises Inc.                                                             2              44
  PepsiCo Inc.                                                                          38           2,025
                                                                                                     5,095
BIOTECHNOLOGY - 1.1%
  Amgen Inc. (b)                                                                        19           1,087
  Biogen Idec Inc. (b)                                                                   4             148
  Chiron Corp.                                                                           2              64
  Genzyme Corp.                                                                          3             190
  Medimmune Inc. (b)                                                                     3              60
  Millipore Corp.                                                                        8             343
                                                                                                     1,892
BUILDING MATERIALS - 0.0%
  Vulcan Materials Co.                                                                   1              45


CHEMICALS - 2.8%
  Ashland Inc.                                                                           -              20
  Dow Chemical Co.                                                                      29           1,466
  Eastman Chemical Co.                                                                  15             891
  EI Du Pont de Nemours & Co.                                                           23           1,157
  Engelhard Corp.                                                                        2              60
  International Flavors & Fragrances Inc.                                                2              63
  PPG Industries Inc.                                                                   14             987
                                                                                                     4,644
COMMERCIAL SERVICES - 0.5%
  Apollo Group Inc. - Class A (b) (l)                                                    5             357
  Cendant Corp.                                                                         16             320
  H&R Block Inc.                                                                         3             126
  RR Donnelley & Sons Co.                                                                2              72
                                                                                                       875
COMPUTERS - 4.3%
  Affiliated Computer Services - Class A (b) (l)                                         3             154
  Apple Computer Inc. (b)                                                               31           1,297
  Dell Inc. (b)                                                                         39           1,496
  EMC Corp. (b)                                                                         90           1,110
  Hewlett-Packard Co.                                                                    4              84
  International Business Machines Corp.                                                 34           3,107
                                                                                                     7,248
COSMETICS & PERSONAL CARE - 3.4%
  Alberto-Culver Co. - Class B                                                           8             383
  Avon Products Inc.                                                                    26           1,101
  Colgate-Palmolive Co.                                                                 11             570
  Gillette Co.                                                                          32           1,599
  Proctor & Gamble Co.                                                                  39           2,046
                                                                                                     5,699
DISTRIBUTION & WHOLESALE - 0.1%
  Genuine Parts Co.                                                                      3             113


DIVERSIFIED FINANCIAL SERVICES - 7.8%
  American Express Co                                                                   17             861
  Bear Stearns Cos. Inc.                                                                 2             190
  Charles Schwab Corp.                                                                  79             831
  Citigroup Inc.                                                                        84           3,754
  Fannie Mae                                                                            14             751
  Goldman Sachs Group Inc.                                                              13           1,477
  JPMorgan Chase & Co.                                                                  42           1,437
  Lehman Brothers Holdings Inc.                                                          7             659
  Merrill Lynch & Co. Inc.                                                              14             770
  Morgan Stanley                                                                        28           1,589
  SLM Corp.                                                                             16             804
                                                                                                    13,123
ELECTRIC - 1.8%
  Ameren Corp. (l)                                                                      10             485
  Centerpoint Energy Inc.                                                                1              17
  Constellation Energy Group                                                             6             300
  Edison International                                                                   5             160
  Exelon Corp.                                                                          13             614
  PG&E Corp.                                                                             6             205
  Southern Co.                                                                          15             475
  TXU Corp. (l)                                                                         10             820
                                                                                                     3,076
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
  American Power Conversion Corp.                                                        3              84
  Emerson Electric Co.                                                                   6             396
  Molex Inc.                                                                             7             192
                                                                                                       672
ELECTRONICS - 0.5%
  Agilent Technologies Inc. (b)                                                         19             415
  Tektronix Inc.                                                                        20             496
                                                                                                       911
ENVIRONMENTAL CONTROL - 0.1%
  Waste Management Inc.                                                                  8             225


FOOD - 0.5%
  HJ Heinz Co.                                                                          10             361
  Kellogg Co.                                                                            6             255
  WM Wrigley Jr. Co.                                                                     2             151
                                                                                                       767
FOREST PRODUCTS & PAPER - 0.3%
  MeadWestvaco Corp.                                                                     2              76
  Plum Creek Timber Co. Inc.                                                             2              89
  Temple-Inland Inc.                                                                     1              50
  Weyerhaeuser Co.                                                                       4             240
                                                                                                       455
HEALTHCARE - 5.5%
  Aetna Inc.                                                                             5             373
  Bausch & Lomb Inc.                                                                    14             990
  Biomet Inc.                                                                            1              33
  Boston Scientific Corp. (b)                                                           15             432
  Health Management Associates Inc.                                                     19             497
  Humana Inc. (b)                                                                        2              77
  Johnson & Johnson                                                                     49           3,268
  Manor Care Inc.                                                                        6             214
  Medtronic Inc.                                                                        21           1,082
  Stryker Corp.                                                                          -              13
  Tenet Healthcare Corp. (b)                                                             3              31
  UnitedHealth Group Inc.                                                                9             901
  WellPoint Inc. (b)                                                                     5             592
  Zimmer Holdings Inc. (b) (l)                                                          10             786
                                                                                                     9,289
HOME BUILDERS - 0.2%
  KB Home                                                                                1              82
  Pulte Homes Inc.                                                                       4             287
                                                                                                       369
HOUSEHOLD PRODUCTS - 0.1%
  Avery Dennison Corp.                                                                   2             105


INSURANCE - 4.2%
  ACE Ltd.                                                                               5             186
  AFLAC Inc.                                                                             7             272
  Allstate Corp.                                                                        10             558
  AMBAC Financial Group Inc.                                                             2             120
  American International Group Inc.                                                     39           2,143
  AON Corp.                                                                              5             114
  Chubb Corp.                                                                            3             214
  Cigna Corp.                                                                            2             170
  Cincinnati Financial Corp.                                                             3             111
  Hartford Financial Services Group Inc.                                                 5             322
  Jefferson-Pilot Corp.                                                                  2              98
  Lincoln National Corp.                                                                 3             113
  Loews Corp.                                                                            3             192
  Marsh & McLennan Cos. Inc.                                                             8             251
  MBIA Inc.                                                                              2             105
  MetLife Inc.                                                                          12             465
  MGIC Investment Corp.                                                                  1              86
  Progressive Corp.                                                                      3             257
  Prudential Financial Inc.                                                              8             469
  Safeco Corp.                                                                           2              83
  St. Paul Travelers Cos. Inc.                                                          12             422
  Torchmark Corp.                                                                        2              78
  UnumProvident Corp.                                                                    5              80
  XL Capital Ltd.                                                                        2             145
                                                                                                     7,054
INTERNET - 0.1%
  eBay Inc. (b)                                                                          2              76
  Yahoo! Inc. (b)                                                                        1              18
                                                                                                        94
IRON & STEEL - 0.1%
  Nucor Corp.                                                                            2             121
  United States Steel Corp.                                                              2              81
                                                                                                       202
LEISURE TIME - 0.8%
  Brunswick Corp.                                                                       18             848
  Sabre Holdings Corp.                                                                  19             420
                                                                                                     1,268
LODGING - 1.3%
  Marriott International Inc. - Class A                                                 17           1,117
  Starwood Hotels & Resorts Worldwide Inc.                                              18           1,087
                                                                                                     2,204
MACHINERY - 1.7%
  Caterpillar Inc.                                                                       9             866
  Deere & Co.                                                                           15           1,004
  Rockwell Automation Inc.                                                              17             935
                                                                                                     2,805
MANUFACTURING - 5.0%
  3M Co.                                                                                13           1,131
  Danaher Corp. (l)                                                                      3             148
  Dover Corp.                                                                            7             272
  Eaton Corp.                                                                            5             294
  General Electric Co.                                                                 132           4,772
  Ingersoll-Rand Co. - Class A                                                           6             505
  Leggett & Platt Inc.                                                                   6             176
  Parker-Hannifin Corp.                                                                 14             865
  Tyco International Ltd.                                                                6             190
                                                                                                     8,353
MEDIA - 4.4%
  Clear Channel Communications Inc.                                                     16             553
  Comcast Corp - Class A (b)                                                            28             938
  Dow Jones & Co. Inc. (l)                                                              11             415
  Meredith Corp. (l)                                                                    18             851
  News Corp. Inc.                                                                       38             641
  Time Warner Inc. (b)                                                                  67           1,178
  Univision Communications Inc. - Class A (b) (l)                                       32             897
  Viacom Inc. - Class B                                                                 27             954
  Walt Disney Co.                                                                       35           1,013
                                                                                                     7,440
MINING - 0.5%
  Alcoa Inc.                                                                            13             381
  Freeport-Mcmoran Copper & Gold Inc. (l)                                                3             103
  Newmont Mining Corp. (l)                                                               7             276
  Phelps Dodge Corp.                                                                     1              81
                                                                                                       841
OFFICE & BUSINESS EQUIPMENT - 0.1%
  Pitney Bowes Inc.                                                                      3             131


OIL & GAS PRODUCERS - 7.3%
  Apache Corp.                                                                           8             461
  Burlington Resources Inc.                                                              8             401
  ChevronTexaco Corp.                                                                   43           2,529
  ConocoPhillips                                                                         7             723
  EOG Resources Inc.                                                                     8             366
  Exxon Mobil Corp.                                                                    100           5,973
  Nabors Industries Ltd. (b)                                                            17           1,011
  Rowan Cos. Inc.                                                                       27             820
  Unocal Corp.                                                                           -              19
                                                                                                    12,303
OIL & GAS SERVICES - 0.4%
  BJ Services Co.                                                                        6             322
  Halliburton Co.                                                                        7             323
                                                                                                       645
PACKAGING & CONTAINERS - 0.0%
  Ball Corp.                                                                             2              62


PHARMACEUTICALS - 5.4%
  Abbott Laboratories                                                                   23           1,092
  Cardinal Health Inc.                                                                  10             564
  Eli Lilly & Co.                                                                       19             970
  Express Scripts Inc. (b)                                                               5             471
  Forest Laboratories Inc.                                                              13             484
  Gilead Sciences Inc.                                                                   6             226
  Merck & Co. Inc.                                                                      32           1,052
  Pfizer Inc.                                                                          131           3,436
  Wyeth                                                                                 19             822
                                                                                                     9,117
PIPELINES - 0.2%
  El Paso Corp.                                                                         10             101
  Williams Cos. Inc.                                                                     8             152
                                                                                                       253
REAL ESTATE - 0.4%
  Apartment Investment & Management Co.                                                  1              52
  Archstone-Smith Trust                                                                  3              89
  Equity Office Properties Trust                                                         6             170
  Equity Residential Properties Trust                                                    3             100
  ProLogis                                                                               2              70
  Simon Property Group Inc.                                                              3             188
                                                                                                       669
RETAIL - 6.8%
  Autozone Inc. (b)                                                                      3             231
  Bed Bath & Beyond Inc. (b)                                                             3              94
  Best Buy Co. Inc.                                                                     18             966
  Circuit City Stores Inc.                                                              15             246
  Costco Wholesale Corp.                                                                18             789
  Gap Inc.                                                                              42             920
  Home Depot Inc.                                                                       29           1,112
  Lowe's Cos. Inc.                                                                      13             730
  McDonald's Corp.                                                                      18             551
  Nordstrom Inc.                                                                        18             980
  RadioShack Corp.                                                                       1              34
  Staples Inc.                                                                          32             991
  Walgreen Co.                                                                          14             638
  Wal-Mart Stores Inc.                                                                  63           3,156
                                                                                                    11,438
SAVINGS & LOANS - 0.7%
  Golden West Financial Corp.                                                           13             780
  Sovereign Bancorp. Inc.                                                               18             403
                                                                                                     1,183
SEMICONDUCTORS - 3.5%
  Applied Materials Inc.                                                                54             872
  Freescale Semiconductor Inc. (b)                                                       6             100
  Intel Corp.                                                                          105           2,430
  Kla-Tencor Corp. (b) (l)                                                              10             465
  Linear Technology Corp.                                                               13             502
  National Semiconductor Corp.                                                           2              34
  PMC - Sierra Inc. (b)                                                                  9              77
  Texas Instruments Inc.                                                                57           1,458
                                                                                                     5,938
SOFTWARE - 4.8%
  Computer Associates International Inc. (l)                                            10             258
  First Data Corp.                                                                       7             257
  Fiserv Inc. (b)                                                                       24             939
  Mercury Interactive Corp. (b)                                                          9             431
  Microsoft Corp.                                                                      159           3,835
  Oracle Corp. (b)                                                                     130           1,620
  Siebel Systems Inc. (b)                                                                7              63
  Veritas Software Corp. (b)                                                            29             678
                                                                                                     8,081
TELECOMMUNICATIONS - 2.0%
  AT&T Corp.                                                                            11             213
  Citizens Communications Co.                                                            4              45
  Qwest Communications International Inc. (b)                                           25              93
  SBC Communications Inc.                                                               49           1,162
  Sprint Corp.                                                                          21             472
  Verizon Communications Inc.                                                           37           1,303
                                                                                                     3,288
TELECOMMUNICATIONS EQUIPMENT - 1.8%
  Avaya Inc. (b)                                                                         6              70
  Ciena Corp. (b)                                                                        8              14
  Cisco Systems Inc. (b)                                                                54             962
  Comverse Technology Inc. (b)                                                          18             446
  Corning Inc. (b)                                                                      93           1,039
  Lucent Technologies Inc.                                                              48             132
  Scientific-Atlanta Inc.                                                               13             377
                                                                                                     3,040
TEXTILES - 0.1%
  Cintas Corp.                                                                           2              91


TOBACCO - 1.3%
  Altria Group Inc.                                                                     29           1,919
  Reynolds American Inc.                                                                 2             182
  UST Inc.                                                                               2             109
                                                                                                     2,210
TRANSPORTATION - 1.4%
  Burlington Northern Santa Fe Corp.                                                     5             280
  CSX Corp.                                                                              3             137
  FedEx Corp.                                                                            4             391
  Norfolk Southern Corp.                                                                 6             204
  Ryder System Inc.                                                                      -              13
  Union Pacific Corp.                                                                    3             192
  United Parcel Service Inc.                                                            16           1,183
                                                                                                     2,400
WIRELESS TELECOMMUNICATIONS - 0.4%
  Nextel Communications Inc. (b)                                                        16             468
  Qualcomm Inc.                                                                          5             183
                                                                                                       651

  Total Common Stocks (cost $155,278)                                                              163,382
WARRANTS - 0.0%
TELECOMMUNICATIONS EQUIPMENT - 0.0%
  Lucent Technologies Inc., Strike Price $2.75, Expiring 12/10/07                        1               1

  Total Warrants (cost $0)                                                                               1
SHORT TERM INVESTMENTS - 5.1%
MONEY MARKET FUNDS - 2.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                   3,430           3,430

SECURITIES LENDING COLLATERAL - 2.8%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                             4,675           4,675


U.S. TREASURY BILLS - 0.3%
  U.S. Treasury Bill, 2.71%, 06/09/05 (m)                                              500             498

  Total Short Term Investments (cost $8,603)                                                         8,603
TOTAL INVESTMENTS - 102.7% (COST $163,881)                                                         171,986
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (2.7)%                                                         (4,526)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $167,460
-----------------------

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
COMMON STOCKS - 94.7%
ADVERTISING - 0.4%
  Aegis Group Plc                                                                       38             $73
  Asatsu-DK Inc.                                                                         1              38
  Dentsu Inc.                                                                            -             140
  Publicis Groupe                                                                        5             139
  Telefonica Publicidad e Informacion SA                                                 5              47
  WPP Group Plc                                                                         38             438
                                                                                                       875
AEROSPACE & DEFENSE - 0.6%
  BAE Systems Plc                                                                      107             524
  Cobham Plc                                                                             4             101
  European Aeronautic Defence and Space Co.                                              9             256
  Finmeccanica SpA                                                                     205             208
  Meggitt Plc                                                                           14              70
  Rolls-Royce Group - B Shares                                                       2,703               5
  Rolls-Royce Group Plc (b)                                                             54             249
  Sagem SA                                                                               6             132
  Thales SA                                                                              3             114
  Zodiac SA                                                                              1              57
                                                                                                     1,716
AIRLINES - 0.3%
  Air France-KLM                                                                         4              72
  All Nippon Airways Co. Ltd.                                                           17              58
  British Airways Plc (b)                                                               19              96
  Cathay Pacific Airways Ltd.                                                           38              72
  Iberia Lineas Aereas De Espana SA                                                     16              53
  Japan Airlines Corp.                                                                  23              67
  Lufthansa Deutsche (b)                                                                 8             119
  Qantas Airways Limited                                                                33              92
  Ryanair Holdings Plc (b)                                                               1               7
  SAS AB (b)                                                                             2              23
  Singapore Airlines Ltd.                                                               20             144
                                                                                                       803
ALTERNATIVE ENERGY - 0.0%
  Gamesa Corp. Tecnologica SA                                                            4              56


APPAREL - 0.3%
  Adidas-Salomon AG                                                                      2             250
  Benetton Group SpA                                                                     2              17
  Gunze Ltd.                                                                             8              37
  Hermes International                                                                   -              68
  Onward Kashiyama Co. Ltd.                                                              5              74
  Puma AG Rudolf Dassler Sport                                                           1             145
  Tokyo Style Co. Ltd.                                                                   2              22
  Wacoal Corp.                                                                           3              40
  World Co. Ltd.                                                                         1              44
  Yue Yuen Industrial Holdings                                                          18              50
                                                                                                       747
AUTO MANUFACTURERS - 2.9%
  DaimlerChrysler AG                                                                    30           1,339
  Fiat SpA (b)                                                                          17             126
  Hino Motors Ltd.                                                                       7              44
  Honda Motor Co. Ltd.                                                                  26           1,305
  Nissan Motor Co. Ltd.                                                                 86             885
  Peugeot SA                                                                             6             375
  Renault SA                                                                             6             577
  Scania AB - Class B                                                                    3             135
  Toyota Motor Corp.                                                                   100           3,730
  Volkswagen AG                                                                          8             367
  Volkswagen AG                                                                          4             131
  Volvo AB                                                                               3             140
  Volvo AB                                                                               8             345
                                                                                                     9,499
AUTO PARTS & EQUIPMENT - 0.7%
  Aisin Seiki Co. Ltd.                                                                   6             125
  Bridgestone Corp.                                                                     23             424
  Compagnie Generale des Etablissements Michelin                                         5             325
  Continental AG                                                                         5             353
  Denso Corp.                                                                           19             464
  GKN Plc                                                                               26             126
  Koyo Seiko Co. Ltd.                                                                    4              54
  NGK Spark Plug Co. Ltd.                                                                6              62
  NOK Corp.                                                                              3              74
  Nokian Renkaat OYJ                                                                     -              59
  Pirelli & C SpA                                                                      112             140
  Sanden Corp.                                                                           3              15
  Toyoda Gosei Co. Ltd.                                                                  2              31
  Valeo SA                                                                               3             118
                                                                                                     2,370
BANKS - 17.4%
  77 Bank Ltd.                                                                          12              87
  ABN Amro Holding NV                                                                   56           1,394
  Allied Irish Banks Plc                                                                30             630
  Alpha Bank AE                                                                          7             229
  Australia And New Zealand Banking Group Ltd.                                          63           1,006
  Banca Antonveneta SpA (b)                                                              8             256
  Banca Intesa SpA                                                                     113             578
  Banca Intesa SpA                                                                      32             146
  Banca Monte Dei Paschi Di Siena SpA                                                   38             129
  Banca Nazionale del Lavoro SpA (b)                                                    57             185
  Banca Popolare Di Milano SCRL                                                         14             131
  Banco Bilbao Vizcaya Argentaria SA                                                   112           1,822
  Banco BPI SA                                                                          13              54
  Banco Comercial Portugues SA                                                          73             200
  Banco Espirito Santo SA                                                                4              69
  Banco Popolare di Verona e Novara Scrl                                                13             237
  Banco Popolari Unite Scrl                                                             11             241
  Banco Popular Espanol SA                                                               6             358
  Banco Santander Central Hispano SA                                                   206           2,512
  Bank Austria Creditanstalt AG                                                          1             125
  Bank of East Asia Ltd.                                                                44             127
  Bank of Ireland                                                                       34             531
  Bank of Yokohama Ltd.                                                                 41             251
  Barclays Plc                                                                         223           2,277
  Bayerische Hypo-und Vereinsbank AG (b)                                                22             542
  BNP Paribas SA                                                                        28           1,959
  BOC Hong Kong Holdings Ltd.                                                          131             241
  Capitalia SpA                                                                         51             265
  China Bank Ltd.                                                                       25             162
  Commerzbank AG (b)                                                                    15             335
  Commonwealth Bank of Australia                                                        44           1,193
  Credit Agricole SA                                                                    23             627
  Credit Suisse Group (b)                                                               39           1,697
  Danske Bank A/S                                                                       15             445
  DBS Group Holdings Ltd.                                                               39             352
  Depfa Bank Plc                                                                        12             197
  Deutsche Bank AG                                                                      17           1,466
  Dexia                                                                                 22             520
  DNB NOR ASA                                                                           23             237
  EFG Eurobank Ergasias SA                                                               6             195
  Emporiki Bank of Greece SA                                                             2              54
  Erste Bank Der Oesterreichischen Sparkassen AG                                         4             224
  FinecoGroup SpA (b)                                                                    6              54
  Fortis                                                                                40           1,156
  Gunma Bank Ltd.                                                                       12              69
  Hang Seng Bank Ltd.                                                                   26             350
  HBOS Plc                                                                             136           2,118
  Hokugin Financial Group Inc.                                                          37             112
  HSBC Holdings Plc                                                                    387           6,126
  Hypo Real Estate Holding AG (b)                                                        4             187
  KBC Bancassurance Holding                                                              6             538
  Lloyds TSB Group Plc                                                                 194           1,751
  Mitsubishi Tokyo Financial Group Inc.                                                  -           1,374
  Mitsui Trust Holding Inc.                                                             18             179
  Mizuho Financial Group Inc.                                                            -           1,275
  National Australia Bank Ltd.                                                          54           1,179
  National Bank of Greece SA                                                             9             311
  Nordea Bank AB                                                                        74             756
  Oversea-Chinese Banking Corp.                                                         36             301
  Piraeus Bank SA                                                                        6             101
  Resona Holdings Inc. (b)                                                             157             316
  Royal Bank Of Scotland Group Plc                                                     110           3,497
  Sanpaolo IMI SpA                                                                      38             591
  Shinsei Bank Ltd.                                                                     33             188
  Skandinaviska Enskilda Banken AB                                                      16             306
  Societe Generale - Class A                                                            12           1,203
  Sumitomo Mitsui Financial Group Inc.                                                   -           1,018
  Sumitomo Trust & Banking Co. Ltd.                                                     43             281
  Suncor-Metway Ltd.                                                                    19             280
  Svenska Handelsbanken - Class A                                                       18             424
  The Bank of Fukuoka Ltd.                                                              19             120
  The Joyo Bank Ltd.                                                                    23             124
  The Shizuoka Bank Ltd.                                                                20             203
  The Suruga Bank Ltd.                                                                   7              62
  UBS AG                                                                                37           3,139
  UFJ Holdings Inc. (b)                                                                  -             707
  UniCredito Italiano SpA                                                              153             902
  United Overseas Bank Ltd.                                                             40             349
  Westpac Banking Corp.                                                                 62             909
                                                                                                    56,842
BEVERAGES - 1.3%
  Asahi Breweries Ltd.                                                                  13             170
  Carlsberg A/S                                                                          1              51
  Coca Cola Bottling Company SA                                                          4              93
  Coca-Cola Amatil Ltd.                                                                 18             117
  Coca-Cola West Japan Co. Ltd.                                                          1              33
  Diageo Plc                                                                           105           1,479
  Foster's Group Ltd.                                                                   69             275
  Fraser & Neave Ltd.                                                                    6              53
  Heineken NV                                                                            8             294
  InBev NV                                                                               6             209
  ITO - En Ltd.                                                                          1              49
  Kirin Brewery Co. Ltd.                                                                24             234
  Lion Nathan Ltd.                                                                      10              57
  Pernod-Ricard                                                                          2             258
  SABMiller Plc                                                                         28             439
  Sapporo Holdings Ltd.                                                                 10              47
  Scottish & Newcastle Plc                                                              28             241
  Southcorp Ltd.                                                                        21              67
  Takara Holdings Inc.                                                                   5              35
                                                                                                     4,201
BIOTECHNOLOGY - 0.1%
  Novozymes A/S                                                                          2              90
  Qiagen NV (b)                                                                          4              52
  Zeltia SA                                                                              5              41
                                                                                                       183
BUILDING MATERIALS - 1.4%
  Asahi Glass Co Ltd.                                                                   26             275
  Boral Ltd.                                                                            20              92
  BPB Plc                                                                               18             166
  Central Glass Co. Ltd.                                                                 7              45
  Cimpor Cimentos de Portugal SA                                                         8              42
  CRH Plc                                                                               18             486
  CSR Ltd.                                                                              34              64
  Daikin Industries Ltd.                                                                 7             174
  Fletcher Building Ltd.                                                                15              70
  FLSmidth And Co. (b)                                                                   1              15
  Geberit International AG                                                               -              94
  Hanson Plc                                                                            25             234
  HeidelbergCement AG                                                                    2             152
  Holcim Ltd.                                                                            6             347
  Imerys SA                                                                              1              85
  Italcementi SpA                                                                        3              44
  James Hardie Industries NV                                                            16              72
  JS Group Corp.                                                                         9             160
  Kingspan Group Plc                                                                     4              49
  Lafarge SA                                                                             6             577
  Matsushita Electric Works Ltd.                                                        10              86
  Nippon Sheet Glass Co. Ltd.                                                           13              55
  Pilkington Plc                                                                        33              75
  Rinker Group Ltd.                                                                     33             277
  Rinnai Corp.                                                                           1              31
  Saint-Gobain Compagnie                                                                11             647
  Sanwa Shutter Corp.                                                                    5              28
  Sumitomo Osaka Cement Co. Ltd.                                                        15              39
  Taiheiyo Cement Corp.                                                                 28              79
  Tenon Ltd. (b)                                                                         2               5
  Titan Cement Co. SA                                                                    2              63
  Wienerberger AG                                                                        2             100
                                                                                                     4,728
CHEMICALS - 2.4%
  Air Liquide                                                                            4             699
  Akzo Nobel NV                                                                          9             427
  Asahi Kasei Corp.                                                                     42             207
  BASF AG                                                                               18           1,276
  Bayer AG                                                                              23             754
  BOC Group Plc                                                                         17             330
  Ciba Specialty Chemicals AG                                                            2             155
  Clariant AG                                                                            8             144
  Daicel Chemical Industries Ltd.                                                        9              50
  Dainippon Ink and Chemical Inc.                                                       21              58
  Denki Kagaku Kogyo K K                                                                14              51
  DSM NV                                                                                 3             182
  Givaudan                                                                               -             155
  Hitachi Chemical Co. Ltd.                                                              3              59
  Imperial Chemical Industries Plc                                                      40             204
  Ishihara Sangyo Kaisha Ltd.                                                           10              23
  Johnson Matthey Plc                                                                    8             148
  JSR Corp.                                                                              6             121
  Kaneka Corp.                                                                           9             100
  Kansai Paint Co. Ltd.                                                                  8              50
  Kingboard Chemicals Holdings Ltd.                                                     18              54
  Lonza Group AG                                                                         1              80
  Mitsubishi Chemical Corp.                                                             56             179
  Mitsubishi Gas Chemical Co. Inc.                                                      11              52
  Mitsui Chemicals Inc.                                                                 20             112
  Nippon Kayaku Co Ltd.                                                                  4              23
  Nippon Shokubai Co Ltd.                                                                4              36
  Nissan Chemical Industries Ltd.                                                        5              43
  Nitto Denko Corp.                                                                      6             299
  Shin-Etsu Chemical Co. Ltd.                                                           13             478
  Showa Denko KK                                                                        34              89
  Solvay SA                                                                              2             257
  Sumitomo Bakelite Co. Ltd.                                                             5              31
  Sumitomo Chemical Co. Ltd.                                                            45             223
  Syngenta AG (b)                                                                        4             384
  Taiyo Nippon Sanso Corp.                                                              10              59
  Tosoh Corp.                                                                           16              79
  Ube Industries Ltd.                                                                   29              60
  Yara International ASA (b)                                                             7             106
  Zeon Corp.                                                                             5              37
                                                                                                     7,874
COMMERCIAL SERVICES - 1.2%
  Abertis Infraestructuras SA                                                            9             199
  Adecco SA                                                                              4             244
  Aggreko Plc                                                                            8              27
  Autoroutes du Sud de la France                                                         2             117
  Autostrade SpA                                                                        10             257
  Benesse Corp.                                                                          2              75
  Brambles Industries Ltd.                                                              33             203
  Brambles Industries Plc                                                               26             147
  Brisa-Auto Estradas de Portugal SA                                                    12             104
  Bunzl Plc                                                                             15             148
  Capita Group Plc                                                                      23             165
  Cintra Concesiones de Infraestructuras de Transporte SA (b)                            6              68
  Dai Nippon Printing Co. Ltd.                                                          22             360
  Davis Service Group Plc                                                                7              57
  De La Rue Plc                                                                          6              40
  Goodwill Group Inc.                                                                    -              27
  Group 4 Securicor Plc (b)                                                             40             104
  Hays Plc                                                                              58             147
  Intertek Group Plc                                                                     5              77
  ISS AS                                                                                 2             126
  Kamigumi Co. Ltd.                                                                      8              67
  Kidde Plc                                                                             26              83
  Nichii Gakkan Co.                                                                      1              24
  Randstad Holding NV                                                                    2              76
  Rank Group Plc                                                                        21             108
  Rentokil Initial Plc                                                                  64             194
  Securitas AB                                                                          11             170
  Serco Group Plc                                                                       16              75
  SGS SA                                                                                 -             102
  TIS Inc.                                                                               1              47
  Toppan Printing Co. Ltd.                                                              19             209
  Transurban Group                                                                      19             105
  Vedior NV                                                                              6             104
                                                                                                     4,056
COMPUTERS - 0.5%
  Atos Origin (b)                                                                        2             134
  Cap Gemini SA (b)                                                                      4             150
  Computershare Ltd.                                                                    13              55
  Creative Technology Ltd.                                                               2              19
  CSK Corp.                                                                              2              92
  Fujitsu Ltd.                                                                          61             367
  Getronics NV (b)                                                                      17              39
  Indra Sistemas SA                                                                      5              84
  Itochu Techno-Science Corp.                                                            1              39
  LogicaCMG Plc                                                                         26              87
  Logitech International SA (b)                                                          1              86
  Meitec Corp.                                                                           1              42
  NET One Systems Co. Ltd.                                                               -              44
  Obic Co. Ltd.                                                                          -              39
  TDK Corp.                                                                              4             281
  Tietoenator Oyj                                                                        3              99
  WM-Data AB                                                                            12              30
                                                                                                     1,687
COSMETICS & PERSONAL CARE - 0.5%
  Aderans Co. Ltd.                                                                       1              23
  Beiersdorf AG                                                                          1              60
  Kanebo Ltd. (b)                                                                        2              22
  Kao Corp.                                                                             18             415
  L'Oreal SA                                                                            11             846
  Oriflame Cosmetics SA-SPR (b)                                                          1              21
  Shiseido Co. Ltd.                                                                     12             159
  Uni-Charm Corp.                                                                        1              58
                                                                                                     1,604
DISTRIBUTION & WHOLESALE - 0.8%
  Esprit Holdings Ltd.                                                                  31             208
  Hagemeyer NV (b)                                                                      19              48
  Inchcape Plc                                                                           2              93
  Itochu Corp.                                                                          47             237
  Jardine Cycle & Carriage Ltd.                                                          4              27
  Li & Fung Ltd.                                                                        54              98
  Marubeni Corp.                                                                        43             138
  Mitsubishi Corp.                                                                      38             497
  Mitsui & Co. Ltd.                                                                     44             407
  Sojitz Holdings Corp. (b)                                                              7              33
  Sumitomo Corp.                                                                        31             266
  Wolseley Plc                                                                          21             430
                                                                                                     2,482
DIVERSIFIED FINANCIAL SERVICES - 1.7%
  Acom Co. Ltd.                                                                          3             175
  Aeon Credit Service Co. Ltd.                                                           1              62
  Aiful Corp.                                                                            1             116
  Aiful Corp.                                                                            1              57
  Amvescap Plc                                                                          25             160
  Australian Stock Exchange Ltd.                                                         4              58
  Banca Fideuram SpA                                                                    10              50
  Cattles Plc                                                                           12              74
  Close Brothers Group Plc                                                               4              66
  Credit Saison Co. Ltd.                                                                 5             170
  D Carnegie AB                                                                          2              26
  Daiwa Securities Group Inc.                                                           42             277
  Deutsche Boerse AG                                                                     4             280
  Euronext NV                                                                            3             124
  Hitachi Capital Corp.                                                                  2              35
  Hong Kong Exchanges and Clearing Ltd.                                                 36              93
  ICAP Plc                                                                              17              89
  Irish Life & Permanent Plc                                                            10             171
  London Stock Exchange Plc                                                              9              74
  Macquarie Bank Ltd.                                                                    8             288
  Man Group Plc                                                                         10             248
  Marschollek Lautenschlaeger Und Partner                                                2              35
  Mediobanca SpA                                                                        16             282
  Nikko Cordial Corp.                                                                   55             276
  Nomura Securities Co. Ltd.                                                            65             912
  OMX AB (b)                                                                             3              31
  ORIX Corp.                                                                             3             358
  Perpetual Trustees Australia                                                           1              59
  Promise Co. Ltd.                                                                       3             209
  Provident Financial Plc                                                                8             113
  Sampo-leonia Insurance                                                                14             198
  Schroders Plc                                                                          4              57
  Singapore Exchange Ltd.                                                               21              27
  Takefuji Corp.                                                                         4             259
  Tower Ltd. (b)                                                                         7               9
                                                                                                     5,518
ELECTRIC - 3.8%
  Chubu Electric Power Co. Inc.                                                         23             556
  CLP Holdings Ltd.                                                                     62             353
  Contact Energy Ltd.                                                                   10              44
  E.ON AG                                                                               22           1,856
  Edison SpA (b)                                                                        31              62
  Electrabel                                                                             1             434
  Electric Power Development Co                                                          5             151
  Endesa SA                                                                             33             745
  Enel SpA                                                                             127           1,216
  Energias De Portugal SA                                                               76             211
  Fortum Oyj                                                                            12             229
  Hokkaido Electric Power Co. Inc.                                                       6             118
  Hongkong Electric Holdings                                                            47             209
  Iberdrola SA                                                                          27             697
  International Power Plc (b)                                                           51             172
  Kansai Electric Power Co. Inc.                                                        25             507
  Kyushu Electric Power Co. Inc.                                                        14             296
  National Grid Transco Plc                                                            107             991
  Public Power Corp.                                                                     4             106
  RWE AG                                                                                 1              67
  RWE AG                                                                                15             879
  Scottish & Southern Energy Plc                                                        30             499
  Scottish Power Plc                                                                    65             502
  Terna SpA (b)                                                                         36              96
  Tohoku Electric Power Co. Inc.                                                        15             277
  Tokyo Electric Power Co. Inc.                                                         40             967
  Union Fenosa SA                                                                        7             217
  Verbund-Oesterreichische Elektrizitaetswirtschafts                                     -              44
                                                                                                    12,501
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  Bekaert SA                                                                             -              38
  Casio Computer Co. Ltd.                                                                7              93
  Fujikura Ltd.                                                                         11              48
  Furukawa Electric Co. Ltd. (b)                                                        19              87
  Hitachi Cable Ltd.                                                                     6              25
  Hitachi Ltd.                                                                         111             691
  Johnson Electric Holdings Ltd.                                                        51              46
  Mitsubishi Electric Corp.                                                             59             306
  Sanyo Electric Co. Ltd.                                                               53             166
  Sharp Corp.                                                                           33             500
  Stanley Electric Co. Ltd.                                                              6              85
  Sumitomo Electric Industries Ltd.                                                     24             256
  Toshiba Corp.                                                                         99             415
  Ushio Inc.                                                                             4              77
  Vestas Wind Systems AS (b)                                                             6              85
                                                                                                     2,918
ELECTRONICS - 1.4%
  Advantest Corp.                                                                        2             184
  Alps Electric Co. Ltd.                                                                 6              96
  Anritsu Corp.                                                                          3              19
  Barco NV                                                                               -              37
  Dainippon Screen Manufacturing Co. Ltd.                                                7              47
  Electrocomponents Plc                                                                 15              72
  Epcos AG (b)                                                                           2              29
  Fanuc Ltd.                                                                             5             307
  Hirose Electric Co. Ltd.                                                               1             102
  Keyence Corp.                                                                          1             260
  Koninklijke Philips Electronics NV                                                    46           1,259
  Kyocera Corp.                                                                          6             408
  Mabuchi Motor Co. Ltd.                                                                 1              54
  Minebea Co. Ltd.                                                                      12              52
  Mitsumi Electric Co. Ltd.                                                              3              31
  Murata Manufacturing Co. Ltd.                                                          8             419
  NEC Corp.                                                                             57             345
  NGK Insulators Ltd.                                                                    9              90
  Omron Corp.                                                                            7             160
  Premier Farnell Plc                                                                   11              35
  Secom Co.Ltd.                                                                          8             313
  Taiyo Yuden Co. Ltd.                                                                   4              43
  Venture Corp. Ltd.                                                                     8              65
  Yokogawa Electric Corp.                                                                8             109
                                                                                                     4,536
ENGINEERING & CONSTRUCTION - 1.1%
  ABB Ltd. (b)                                                                          64             398
  Acciona SA                                                                             1              92
  ACS Actividades Cons y Serv                                                            9             230
  Amec Plc                                                                              12              70
  Auckland International Airport Ltd.                                                    9              54
  BAA Plc                                                                               38             414
  Balfour Beatty Plc                                                                    14              84
  Bouygues SA                                                                            7             271
  Cheung Kong Infrastructure Holdings Ltd.                                              16              46
  COMSYS Holdings Corp.                                                                  4              34
  Flughafen Wien AG                                                                      -              27
  Fomento De Construcciones Y Contratas SA                                               2              87
  Grupo Ferrovial SA                                                                     2             119
  Hellenic Technodomiki SA                                                               4              16
  JGC Corp.                                                                              7              77
  Kajima Corp.                                                                          32             133
  Kinden Corp.                                                                           4              31
  Kobenhavns Lufthavne                                                                   -              44
  Leighton Holdings Ltd.                                                                 4              32
  Linde AG                                                                               3             194
  New World Development Ltd.                                                            80              78
  Nishimatsu Construction Co Ltd.                                                        7              27
  Obayashi Corp.                                                                        21             130
  Okumura Corp.                                                                          7              43
  Sacyr Vallermoso SA                                                                    3              61
  SembCorp Industries Ltd.                                                              29              34
  Shimizu Corp.                                                                         18              92
  Singapore Technologies Engineering Ltd.                                               43              67
  Skanska AB                                                                            13             160
  Taisei Corp.                                                                          26              98
  Takuma Co. Ltd.                                                                        2              17
  Technical Olympic SA                                                                   2              15
  Toda Corp.                                                                             7              35
  Vinci SA                                                                               3             369
                                                                                                     3,679
ENTERTAINMENT - 0.4%
  Aristocrat Leisure Ltd.                                                               10              82
  EMI Group Plc                                                                         27             120
  Hilton Group Plc                                                                      54             310
  OPAP SA                                                                                5             160
  Oriental Land Co. Ltd.                                                                 2             118
  Tabcorp Holdings Ltd.                                                                 18             238
  Toho Co. Ltd.                                                                          5              77
  William Hill Plc                                                                      13             139
                                                                                                     1,244
ENVIRONMENTAL CONTROL - 0.0%
  Kurita Water Industries Ltd.                                                           4              58
  Tomra Systems ASA                                                                      6              28
  Waste Management NZ Ltd.                                                               2              10
                                                                                                        96
FOOD - 4.5%
  Ahold Koninklijke NV (b)                                                              54             456
  Ajinomoto Co. Inc.                                                                    20             245
  Ariake Japan Co. Ltd.                                                                  -              11
  Axfood AB                                                                              1              25
  Cadbury Schweppes Plc                                                                 72             720
  Carrefour SA                                                                          20           1,056
  Casino Guichard Perrachon SA                                                           1              90
  Colruyt SA                                                                             1              95
  Compass Group Plc                                                                     75             341
  Danisco A/S                                                                            2             114
  Delhaize Group                                                                         2             166
  East Asiatic Ltd AS                                                                    1              41
  Fyffes Plc                                                                             9              27
  Greencore Group Plc                                                                    5              22
  Groupe Danone                                                                          8             834
  House Foods Corp.                                                                      3              36
  J Sainsbury Plc                                                                       46             252
  Jeronimo Martins (b)                                                                   1              19
  Katokichi Co. Ltd.                                                                     1               9
  Katokichi Co. Ltd.                                                                     2              18
  Kerry Group Plc                                                                        5             110
  Kesko Oyj                                                                              2              57
  Kikkoman Corp.                                                                         5              50
  Meiji Dairies Corp.                                                                    8              45
  Meiji Seika Kaisha Ltd.                                                               11              55
  Metro AG                                                                               5             275
  Nestle SA                                                                             14           3,837
  Nichirei Corp.                                                                        10              38
  Nippon Meat Packers Inc.                                                               6              76
  Nisshin Seifun Group Inc.                                                              6              64
  Nissin Food Products Co. Ltd.                                                          3              71
  Orkla ASA                                                                              7             245
  QP Corp.                                                                               4              33
  Royal Numico NV (b)                                                                    5             217
  Snow Brand Milk Products Co. Ltd. (b)                                                  5              15
  Sodexho Alliance SA                                                                    3             112
  Suedzucker AG                                                                          2              36
  Tate & Lyle Plc                                                                       14             142
  Tesco Plc                                                                            268           1,605
  Tokyo Suisan Kaisha Ltd.                                                               3              47
  Unilever NV                                                                           20           1,351
  Unilever Plc                                                                          96             947
  Woolworths Ltd.                                                                       36             453
  Yakult Honsha Co. Ltd.                                                                 4              77
  Yamazaki Baking Co. Ltd.                                                               4              38
                                                                                                    14,573
FOREST PRODUCTS & PAPER - 0.5%
  Billerud AB                                                                            2              25
  Carter Holt Harvey Ltd.                                                               20              29
  Holmen AB                                                                              2              63
  Mayr-Melnhof Karton AG                                                                 -              22
  Nippon Paper Group Inc.                                                                -             139
  Norske Skogindustrier ASA                                                              4              72
  OJI PAPER Co. Ltd.                                                                    27             152
  Paperlinx Ltd.                                                                        14              46
  Stora Enso Oyj - Class R                                                              22             309
  Svenska Cellulosa AB                                                                   7             250
  UPM-Kymmene Oyj                                                                       18             398
                                                                                                     1,505
GAS - 0.6%
  Austalian Gas Light Co Ltd.                                                           16             177
  Centrica Plc                                                                         133             581
  Gas Natural SDG SA                                                                     5             151
  Hong Kong & China Gas Co. Ltd.                                                       128             252
  NGC Holdings Ltd.                                                                      3               6
  Osaka Gas Co. Ltd.                                                                    68             210
  Snam Rete Gas SpA                                                                     30             167
  Tokyo Gas Co. Ltd.                                                                    87             351
                                                                                                     1,895
HAND & MACHINE TOOLS - 0.5%
  Fuji Electric Holdings Co Ltd.                                                        15              47
  KCI Konecranes Oyj                                                                     -              16
  Kone OYJ - Class B                                                                     1             102
  Makita Corp.                                                                           4              73
  Nidec Corp.                                                                            2             200
  Sandvik AB                                                                             8             318
  Schindler Holding AG                                                                   -              65
  Schneider Electric SA                                                                  8             605
  SMC Corp.                                                                              2             215
  Techtronic Industries Co                                                              29              64
  THK Co. Ltd.                                                                           4              73
                                                                                                     1,778
HEALTHCARE - 0.7%
  Capio AB (b)                                                                           3              42
  Cie Generale d'Optique Essilor International SA                                        3             246
  Cochlear Ltd.                                                                          2              51
  Coloplast A/S                                                                          1              47
  Elekta AB (b)                                                                          1              38
  Fisher & Paykel Healthcare Corp.                                                      17              36
  Fresenius Medical Care AG                                                              1             101
  Gambro AB                                                                              7              89
  Gambro AB                                                                              3              38
  Getinge AB - B Shares                                                                  6              82
  Hoya Corp.                                                                             4             408
  Luxottica Group SpA                                                                    5              95
  Nobel Biocare Holding AG                                                               1             164
  Parkway Holdings Ltd.                                                                 18              18
  Phonak Holding AG                                                                      1              45
  Smith & Nephew Plc                                                                    33             308
  Sonic Healthcare Ltd.                                                                  8              73
  Ssl International Plc                                                                  6              34
  Straumann Holding AG                                                                   -              61
  Synthes Inc.                                                                           2             182
  Terumo Corp.                                                                           6             172
  William Demant Holding A/S (b)                                                         1              46
                                                                                                     2,376
HOLDING COMPANIES - DIVERSIFIED - 0.7%
  DCC Plc                                                                                3              62
  Groupe Bruxelles Lambert SA                                                            2             224
  Haw Par Corp Ltd.                                                                      3              10
  Hutchison Whampoa International Ltd.                                                  74             629
  Keppel Corp. Ltd.                                                                     18             119
  Louis Vuitton Moet Hennessy Inc.                                                       9             639
  Patrick Corp. Ltd.                                                                    20              92
  Swire Pacific Ltd.                                                                    33             257
  Tomkins Plc                                                                           28             139
  Viohalco                                                                               4              30
  Wharf Holdings Ltd.                                                                   43             136
                                                                                                     2,337
HOME BUILDERS - 0.3%
  Barratt Developments Plc                                                               9             108
  Bellway Plc                                                                            4              67
  Daiwa House Industry Co. Ltd.                                                         17             196
  Persimmon Plc                                                                          9             134
  Sekisui Chemical Co. Ltd.                                                             14             102
  Sekisui House Ltd.                                                                    17             182
  Taylor Woodrow Plc                                                                    20             115
  The Berkeley Group Holdings Plc                                                        4              60
  Wimpey George Plc                                                                     13             108
                                                                                                     1,072
HOME FURNISHINGS - 1.0%
  Bang & Olufsen A/S                                                                     -              22
  Electrolux AB                                                                         10             233
  Fisher & Paykel Appliances Holdings Ltd.                                               7              15
  Matsushita Electric Industrial Co. Ltd.                                               76           1,125
  MFI Furniture Plc                                                                     21              47
  Pioneer Corp.                                                                          5              96
  SONY Corp.                                                                            32           1,281
  Thomson                                                                                8             214
  Yamaha Corp.                                                                           5              78
                                                                                                     3,111
HOUSEHOLD PRODUCTS - 0.3%
  Bic Societe SA                                                                         1              62
  Henkel KGaA                                                                            2             191
  Pacific Brands Ltd.                                                                   17              32
  Reckitt Benckiser Plc                                                                 21             678
  Toto Ltd.                                                                             10              86
  Waterford Wedgewood Plc (b)                                                           28               1
                                                                                                     1,050
INSURANCE - 4.6%
  Aegon NV                                                                              48             655
  Alleanza Assicurazioni SpA                                                            16             205
  Allianz AG                                                                            11           1,358
  AMP Ltd.                                                                              64             352
  Assicurazioni Generali SpA                                                            33           1,073
  Aviva Plc                                                                             79             947
  AXA Asia Pacific Holdings Ltd.                                                        24              78
  AXA SA                                                                                49           1,312
  CNP Assurnaces                                                                         1              88
  Friends Provident Plc                                                                 64             213
  ING Group NV                                                                          65           1,966
  Insurance Australia Group Ltd.                                                        55             270
  Legal & General Group Plc                                                            227             486
  Mapfre Corporacion SA                                                                  4              59
  Mediolanum SpA                                                                         8              56
  Millea Holdings Inc.                                                                   -             729
  Mitsui Sumitomo Insurance Co. Ltd.                                                    44             404
  Muenchener Rueckversicherungs-Gesellschaft AG                                          6             769
  Pohjola Group Plc - Class D                                                            2              24
  Prudential Plc                                                                        82             782
  QBE Insurance Group Ltd.                                                              26             297
  Riunione Adriatica di Sicurta SpA                                                     11             249
  Royal & Sun Alliance Insurance Group                                                 104             154
  Skandia Forsakrings AB                                                                35             181
  Sompo Japan Insurance Inc.                                                            26             272
  Storebrand ASA                                                                         8              74
  Swiss Reinsurance                                                                     11             802
  T&D Holdings Inc.                                                                      6             324
  Topdanmark A/S (b)                                                                     1              57
  Zurich Financial Services AG (b)                                                       5             878
                                                                                                    15,114
INTERNET - 0.3%
  Rakuten Inc.                                                                           -             141
  Soft Bank Corp.                                                                        8             326
  Trend Micro Inc.                                                                       4             151
  Yahoo! Japan Corp. (b)                                                                 -             157
  Yahoo! Japan Corp.                                                                     -             158
                                                                                                       933
INVESTMENT COMPANIES - 0.1%
  Independent Newspapers Ltd.                                                            3              15
  Macquarie Infrastructure Group                                                        66             183
                                                                                                       198
IRON & STEEL - 0.8%
  Acerinox SA                                                                            6             100
  Arcelor                                                                               17             378
  BlueScope Steel Ltd.                                                                  26             177
  Boehler-Uddeholm AG                                                                    -              32
  Corus Group Plc (b)                                                                  137             140
  JFE Holdings Inc.                                                                     18             514
  Kobe Steel Ltd.                                                                       81             143
  Nippon Steel Corp.                                                                   214             542
  Nisshin Steel Co. Ltd.                                                                27              71
  OneSteel Ltd.                                                                         18              37
  Rautaruukki Oyj                                                                        3              35
  Ssab Svenskt Stal AB                                                                   1              24
  Ssab Svenskt Stal AB                                                                   2              51
  Sumitomo Metal Industries Ltd.                                                       125             226
  ThyssenKrupp AG                                                                       11             225
  Voestalpine AG                                                                         1              67
                                                                                                     2,762
LEISURE TIME - 0.3%
  Amer Sports Corp.                                                                      3              47
  Carnival Plc                                                                           6             325
  Kuoni Reisen Holding                                                                   -              39
  Namco Ltd.                                                                             3              39
  Sankyo Co. Ltd.                                                                        2              78
  Sega Sammy Holdings Inc.                                                               2             144
  Shimano Inc.                                                                           2              77
  TUI AG                                                                                 5             139
  Yamaha Motor Co. Ltd.                                                                  6             101
                                                                                                       989
LODGING - 0.2%
  Accor SA                                                                               7             334
  Hyatt Regency SA                                                                       1              12
  Intercontinental Hotels Group Plc                                                     22             258
  NH Hoteles SA                                                                          3              35
  Overseas Union Enterprise Ltd.                                                         1               5
  Shangri-La Asia Ltd.                                                                  38              56
  Sky City Entertainment Group Ltd.                                                     16              55
                                                                                                       755
MACHINERY - 0.5%
  Alstom (b)                                                                           149             128
  Amada Co. Ltd.                                                                        11              68
  Atlas Copco AB                                                                         6             294
Ebara Corp.                                                                             10              44
  Hitachi Construction Machinery Co. Ltd.                                                3              41
  Komatsu Ltd.                                                                          33             249
  Komori Corp.                                                                           2              31
  Kubota Corp.                                                                          35             187
  MAN AG                                                                                 5             219
  Metso Oyj                                                                              3              63
  Reiter Holding AG                                                                      -              54
  Sumitomo Heavy Industries Ltd.                                                        17              67
  Toyota Industries Corp.                                                                7             189
                                                                                                     1,634
MANUFACTURING - 1.6%
  AGFA-Gevaert NV                                                                        3             112
  Alfa Laval AB                                                                          3              42
  Amano Corp.                                                                            2              22
  Ansell Ltd.                                                                            6              43
  BBA Group Plc                                                                         15              86
  Cookson Group Plc (b)                                                                 59              45
  FKI Plc                                                                               22              43
  Fuji Photo Film Co. Ltd.                                                              16             590
  Futuris Corp. Ltd.                                                                    18              29
  IMI Plc                                                                               11              88
  Invensys Plc (b)                                                                     190              56
  Ishikawajima-Harima Heavy Industries Co. Ltd. (b)                                     40              65
  Kawasaki Heavy Industries Ltd.                                                        40              69
  Konica Minolta Holdings Inc.                                                          15             152
  Mitsubishi Heavy Industries Ltd.                                                     100             266
  Nikon Corp.                                                                           10             115
  NKT Holding A/S                                                                        1              24
  Novar Plc                                                                             16              56
  Olympus Corp.                                                                          8             187
  Orica Ltd.                                                                            10             138
  RHI AG (b)                                                                             1              24
  Siemens AG                                                                            28           2,191
  Smiths Group Plc                                                                      19             311
  Sulzer AG                                                                              -              52
  Trelleborg AB                                                                          3              47
  Uponor Oyj                                                                             2              48
  Wartsila Oyj                                                                           2              48
  Wesfarmers Ltd.                                                                       13             397
                                                                                                     5,346
MEDIA - 2.0%
  Antena 3 Television SA (b)                                                             1              52
  British Sky Broadcasting Plc                                                          43             471
  Daily Mail & General Trust                                                            11             144
  Emap Plc                                                                               9             142
  Eniro AB                                                                               5              65
  Fuji Television Network Inc.                                                           -              14
  Grupo Promotora De Informaciones SA                                                    3              53
  Gruppo Editoriale L'Espresso SpA                                                       7              44
  Independent News & Media PLC                                                          18              61
  ITV Plc                                                                              138             332
  John Fairfax Holdings Ltd.                                                            32             104
  Lagardere S.C.A.                                                                       4             328
  Mediaset SpA                                                                          21             296
  Modern Times Group AB (b)                                                              2              59
  Mondadori Amoldo Editore SpA                                                           4              40
  Pearson Plc                                                                           28             341
  ProSiebenSat.1 Media AG                                                                3              52
  Publishing & Broadcasting Ltd.                                                         4              54
  Reed Elsevier NV                                                                      24             369
  Reed Elsevier Plc                                                                     45             463
  Reuters Group Plc                                                                     49             381
  Schibsted ASA                                                                          2              43
  SCMP Group Ltd.                                                                       20               9
  Seat Pagine Gialle SpA (b)                                                           146              61
  Singapore Press Holdings Ltd.                                                         55             153
  Sky Network Television Ltd.                                                            2              11
  Societe Television Francaise 1                                                         4             126
  Sogecable SA (b)                                                                       1              56
  Telecom Italia Media SpA (b)                                                          56              31
  Television Broadcasts Ltd.                                                            10              50
  Tokyo Broadcasting Systems Inc.                                                        1              18
  Trinity Mirror Plc                                                                    10             133
  United Business Media Plc                                                             12             122
  Verenigde Nederlandse Uitgeversbedrijven NV                                            8             248
  Vivendi Universal SA (b)                                                              35           1,084
  Wolters Kluwer NV                                                                     10             182
  Yell Group Plc                                                                        24             212
                                                                                                     6,404
METAL FABRICATION & HARDWARE - 0.1%
  Assa Abloy AB                                                                         10             146
  Hoganas AB                                                                             1              32
  NSK Ltd.                                                                              16              83
  NTN Corp.                                                                             14              78
  SKF AB - Class B                                                                       3             149
                                                                                                       488
MINING - 2.1%
  Alumina Ltd.                                                                          39             179
  Anglo American Plc                                                                    49           1,166
  BHP Billiton Ltd.                                                                    124           1,715
  BHP Billiton Plc                                                                      86           1,149
  Dowa Mining Co. Ltd.                                                                  10              68
  Iluka Resources Ltd.                                                                   9              38
  Mitsubishi Materials Corp.                                                            33              79
  Mitsui Mining & Smelting Co. Ltd.                                                     19              84
  Newcrest Mining Ltd.                                                                  11             149
  Nippon Light Metal Co. Ltd.                                                           13              34
  Outokumpu OYJ                                                                          3              53
  Rio Tinto Ltd.                                                                        11             373
  Rio Tinto Plc                                                                         37           1,196
  Sumitomo Metal Mining Co. Ltd.                                                        18             136
  Umicore                                                                                1              80
  WMC Resources Ltd.                                                                    40             245
                                                                                                     6,744
OFFICE & BUSINESS EQUIPMENT - 0.7%
  Canon Inc.                                                                            29           1,570
  OCE NV                                                                                 3              48
  Ricoh Co Ltd.                                                                         23             396
  Seiko Epson Corp.                                                                      3             123
                                                                                                     2,137
OFFICE FURNISHINGS - 0.0%
  Kokuyo Co. Ltd.                                                                        2              27


OIL & GAS PRODUCERS - 8.0%
  BG Group Plc                                                                         122             951
  BP Plc                                                                               746           7,733
  ENI SpA                                                                               90           2,347
  Hellenic Petroleum SA                                                                  4              37
  INPEX Corp.                                                                            -              70
  Lundin Petroleum AB (b)                                                                6              43
  Nippon Mining Holdings Inc.                                                           27             146
  Nippon Oil Corp.                                                                      44             313
  Norsk Hydro ASA                                                                        5             421
  OMV AG                                                                                 1             187
  Origin Energy Ltd.                                                                    27             149
  Repsol YPF SA                                                                         32             842
  Royal Dutch Petroleum Co. - NYS                                                       72           4,326
  Santos Ltd.                                                                           20             136
  Shell Transport & Trading Co. Plc                                                    333           2,993
  Showa Shell Sekiyu KK                                                                  5              52
  Statoil ASA                                                                           23             390
  Teikoku Oil Co. Ltd.                                                                   8              58
  Tonengeneral Sekiyu KK                                                                10             103
  Total Fina Elf SA                                                                     20           4,628
  Woodside Petroleum Ltd.                                                               16             304
                                                                                                    26,229
OIL & GAS SERVICES - 0.1%
  IHC Caland NV                                                                          1              76
  Petroleum Geo-Services ASA (b)                                                         1              40
  Smedvig ASA                                                                            1              24
  Stolt Offshore SA                                                                      7              51
  Technip SA                                                                             1             116
                                                                                                       307
PACKAGING & CONTAINERS - 0.1%
  Amcor Ltd.                                                                            30             165
  Rexam Plc                                                                             19             175
  Toyo Seikan Kaisha Ltd.                                                                5              93
                                                                                                       433
PHARMACEUTICALS - 6.7%
  Alfresa Holdings Corp.                                                                 1              25
  Alliance Unichem Plc                                                                   8             120
  Altana AG                                                                              2             159
  Astellas Pharma Inc.                                                                  17             592
  AstraZeneca Plc                                                                       57           2,255
  Celesio AG                                                                             1             102
  Chugai Pharmaceutical Co. Ltd.                                                        10             152
  CSL Ltd.                                                                               7             184
  Daiichi Pharmaceutical Co. Ltd.                                                        9             202
  Eisai Co. Ltd.                                                                         9             296
  Elan Corp. Plc (b)                                                                    13              42
  GlaxoSmithKline Plc                                                                  204           4,666
  H Lundbeck  Inc.                                                                       3              63
  Kaken Pharmaceutical Co. Ltd.                                                          2              14
  Kyowa Hakko Kogyo Co. Ltd.                                                            13             100
  Mayne Group Ltd.                                                                      22              67
  MEDICEO Holdings Co. Ltd.                                                              4              49
  Merck KGaA                                                                             2             124
  Novartis AG                                                                           82           3,829
  Novo-Nordisk - Class B                                                                 8             471
  Omega Pharma SA                                                                        1              31
  Orion Oyj                                                                              3              41
  Roche Holding AG                                                                      24           2,618
  Sankyo Co. Ltd.                                                                       13             273
  Sanofi-Aventis                                                                        34           2,854
  Schering AG                                                                            6             378
  Serono SA - Class B                                                                    -             158
  Shionogi & Co. Ltd.                                                                   10             138
  Suzuken Co. Ltd.                                                                       2              43
  Taisho Pharmaceutical Co. Ltd.                                                         6             128
  Takeda Pharmaceutical Co.                                                             31           1,471
  UCB SA                                                                                 3             149
                                                                                                    21,794
REAL ESTATE - 2.0%
  Allgreen Properties Ltd.                                                              11               8
  Ascendas Real Estate Investment Trust                                                 30              34
  British Land Co. Plc                                                                  18             274
  CapitaLand Ltd.                                                                       32              46
  CapitaMall Trust                                                                      21              26
  Castellum AB                                                                           2              52
  Centro Properties Group                                                               27             110
  CFS Gandel Retail Trust                                                               50              61
  Cheung Kong Holdings Ltd.                                                             52             462
  City Developments Ltd.                                                                17              66
  Cofinimmo SA                                                                           -              26
  Commonwealth Property Office Fund                                                     53              51
  Corio NV                                                                               2              86
  Daito Trust Construction Co. Ltd.                                                      3             126
  DB RREEF Trust                                                                        85              85
  Gecina SA                                                                              1             135
  General Property Trust                                                                70             192
  Great Portland Estates Plc                                                             3              21
  Hammerson Plc                                                                         10             155
  Hang Lung Properties Ltd.                                                             61              88
  Henderson Land Development Co. Ltd.                                                   24             107
  Hopewell Holdings                                                                     21              50
  Hysan Development Co. Ltd.                                                            24              48
  Immofinanz Immobilien Anlagen AG (b)                                                   8              72
  ING Industrial Fund                                                                   20              32
  Investa Property Group                                                                48              77
  Japan Real Estate Investment Corp.                                                     -              57
  Japan Retail Fund Investment Corp.                                                     -              48
  Keppel Land Ltd.                                                                       9              13
  Kerry Properties Ltd.                                                                 16              35
  Klepierre                                                                              1              76
  Land Securities Group Plc                                                             16             400
  Lend Lease Corp. Limited                                                              12             121
  Leopalace21 Corp.                                                                      4              63
  Liberty International Plc                                                              8             148
  Macquarie Goodman Group                                                               37             109
  Metrovacesa SA                                                                         1              75
  Mirvac Group                                                                          28              94
  Mitsubishi Estate Co. Ltd.                                                            34             396
  Mitsui Fudosan Co. Ltd.                                                               24             282
  Nippon Building Fund Inc.                                                              -              86
  Rodamco Europe NV                                                                      2             117
  Singapore Land Ltd.                                                                    5              16
  Sino Land Co.                                                                         34              31
  Slough Estates Plc                                                                    14             130
  Stockland                                                                             44             200
  Sumitomo Realty & Development Co. Ltd.                                                13             157
  Sun Hung Kai Properties Ltd.                                                          46             417
  Suntec Real Estate Investment Trust                                                   36              28
  Tokyu Land Corp.                                                                      11              46
  Unibail Co.                                                                            1             177
  United Overseas Land Ltd.                                                             12              16
  Wereldhave NV                                                                          1              72
  Westfield Group                                                                       50             622
  Wihlborgs Fastigheter AB                                                               3              69
  Wing Tai Holdings Ltd.                                                                14               8
                                                                                                     6,599
RETAIL - 2.5%
  Aeon Co. Ltd.                                                                         20             342
  Aoyama Trading Co. Ltd.                                                                2              51
  Autobacs Seven Co. Ltd.                                                                1              26
  Autogrill SpA (b)                                                                      4              54
  Boots Group Plc                                                                       26             308
  Bulgari SpA                                                                            5              55
  Circle K Sunkus Co. Ltd.                                                               1              30
  Citizen Watch Co. Ltd.                                                                 9              89
  Coles Myer Ltd.                                                                       41             296
  Compagnie Financiere Richemont AG                                                     18             572
  Daimaru Inc.                                                                           7              63
  D'ieteren SA                                                                           -              18
  Dixons Group Plc                                                                      65             188
  Douglas Holding AG                                                                     1              37
  Enterprise Inns Plc                                                                   12             170
  FamilyMart Co. Ltd.                                                                    2              68
  Fast Retailing Co. Ltd.                                                                2             109
  Folli - Follie SA                                                                      1              18
  Germanos SA                                                                            1              30
  Giordano International Ltd.                                                           46              31
  Grafton Group Plc-uts (b)                                                              7              85
  GUS Plc                                                                               35             606
  Hankyu Department Store                                                                4              31
  Harvey Norman Holdings Ltd.                                                           16              33
  Hellenic Duty Free Shops SA                                                            1               8
  Hesses & Mauritz AB - Class B                                                         17             570
  HMV Group Plc                                                                         14              65
  Inditex SA                                                                             8             227
  Isetan Co Ltd.                                                                         6              73
  ITO -Yokado Co. Ltd.                                                                  12             468
  KarstadtQuelle AG                                                                      2              25
  Kesa Electrical Plc                                                                   18             104
  Kingfisher Plc                                                                        82             447
  Lawson Inc.                                                                            2              70
  Marks & Spencer Group Plc                                                             57             370
  Marui Co. Ltd.                                                                        11             141
  Matsumotokiyoshi Co. Ltd.                                                              1              42
  Mitchells & Butlers Plc                                                               18             119
  Mitsukoshi Ltd.                                                                       12              63
  Next Plc                                                                               9             275
  Nitori Co. Ltd.                                                                        1              32
  Pinault-Printemps-Redoute SA                                                           2             245
  Punch Taverns Plc                                                                      9             114
  Ryohin Keikaku Co. Ltd.                                                                1              40
  Saizeriya Co. Ltd.                                                                     1              16
  Seven-Eleven Japan Co. Ltd.                                                           13             373
  Shimachu Co. Ltd.                                                                      2              45
  Shimamura Co. Ltd.                                                                     1              46
  Signet Group Plc                                                                      58             119
  Skylark Co. Ltd.                                                                       2              36
  Sonae SGPS SA                                                                         30              45
  Swatch Group AG                                                                        2              60
  Swatch Group AG - Class B                                                              1             158
  Takashimaya Co. Ltd.                                                                   9              92
  UNY Co. Ltd.                                                                           6              72
  USS Co Ltd.                                                                            1              68
  Valora Holding AG                                                                      -              31
  Warehouse Group Ltd.                                                                   6              16
  Whitbread Plc                                                                         11             186
  Yamada Denki Co. Ltd.                                                                  3             137
                                                                                                     8,308
SEMICONDUCTORS - 0.6%
  ARM Holdings Plc                                                                      45              89
  ASM Pacific Technology                                                                 5              19
  ASML Holding NV (b)                                                                   17             286
  Chartered Semiconductor Manufacturing Ltd. (b)                                        39              23
  Infineon Technologies AG (b)                                                          21             207
  Micronas Semiconductor Holdings (b)                                                    1              42
  NEC Electronics Corp.                                                                  1              56
  Rohm Co. Ltd.                                                                          4             358
  Sanken Electric Co. Ltd.                                                               4              53
  STATS ChipPAC Ltd. (b)                                                                26              17
  STMicroelectronics NV                                                                 20             339
  Tokyo Electron Ltd.                                                                    6             337
  Unaxis Holding AG                                                                      -              61
                                                                                                     1,887
SHIPBUILDING - 0.0%
  Mitsui Engineering & Shipbuilding Co. Ltd.                                            26              49
  SembCorp Marine Ltd.                                                                  20              23
                                                                                                        72
SOFTWARE - 0.5%
  Business Objects SA (b)                                                                2              57
  Capcom Co. Ltd.                                                                        1              12
  Dassault Sytemes SA                                                                    2              98
  Fuji Soft ABC Inc.                                                                     1              28
  Hitachi Software Engineering Co. Ltd.                                                  1              19
  Konami Corp.                                                                           3              67
  Misys Plc                                                                             17              70
  Nomura Research Institute Ltd.                                                         1              75
  Oracle Corp.                                                                           1              46
  Sap AG                                                                                 7           1,148
  The Sage Group Plc                                                                    44             169
                                                                                                     1,789
STORAGE/WAREHOUSING - 0.0%
  Mitsubishi Logistics Corp.                                                             4              45


TELECOMMUNICATIONS - 4.4%
  Belgacom SA (b)                                                                        6             239
  BT Group Plc                                                                         296           1,148
  Cable & Wireless Plc                                                                  83             203
  Deutsche Telekom AG (b)                                                               95           1,892
  Eircom Group Plc                                                                      17              44
  Elisa Corp.                                                                            5              82
  France Telecom SA                                                                     51           1,539
  Hellenic Telecommunications Organization SA                                            8             147
  Nippon Telegraph & Telephone Corp.                                                     -             789
  PCCW Ltd.                                                                            120              67
  Portugal Telecom SGPS SA                                                              27             321
  PT Multimedia SA                                                                       2              38
  Royal KPN NV                                                                          75             674
  Singapore Telecommunications Ltd.                                                    229             358
  Swisscom AG                                                                            1             338
  TDC A/S                                                                                7             275
  Tele2 AB - Class B                                                                     3             112
  Telecom Corp of New Zealand Ltd.                                                      67             291
  Telecom Italia SpA                                                                   202             632
  Telecom Italia SpA                                                                   286           1,087
  Telefonica SA                                                                        155           2,699
  Telekom Austria AG                                                                    12             238
  Telenor ASA                                                                           27             241
  Telestra Corp. Ltd.                                                                   74             291
  TeliaSonera AB                                                                        73             435
  Tiscali SpA (b)                                                                        6              21
                                                                                                    14,201
TELECOMMUNICATIONS EQUIPMENT - 0.3%
  Alcatel SA (b)                                                                        43             518
  Datacraft Asia Ltd. (b)                                                                5               5
  GN Store Nord                                                                          7              85
  Intracom SA                                                                            3              14
  Kudelski SA (b)                                                                        1              38
  Marconi Corp. Plc (b)                                                                  8              79
  NTT Data Corp.                                                                         -             145
  Oki Electric Industry Co. Ltd.                                                        18              76
  Tandberg ASA                                                                           5              48
                                                                                                     1,008
TEXTILES - 0.2%
  Kuraray Co. Ltd.                                                                      12             107
  Mitsubishi Rayon Co. Ltd.                                                             17              63
  Nisshinbo Industries Inc.                                                              5              41
  Teijin Ltd.                                                                           27             116
  Texwinca Holdings Ltd.                                                                16              13
  Toray Industries Inc.                                                                 42             189
  Toyobo Co. Ltd.                                                                       21              51
                                                                                                       580
TOBACCO - 0.8%
  Altadis SA                                                                             9             377
  British American Tobacco Plc                                                          56             983
  Imperial Tobacco Group Plc                                                            25             665
  Japan Tobacco Inc.                                                                     -             345
  Swedish Match AB                                                                      11             135
                                                                                                     2,505
TOYS & HOBBIES - 0.1%
  Bandai Co Ltd.                                                                         3              55
  Nintendo Co. Ltd.                                                                      3             372
                                                                                                       427
TRANSPORTATION - 1.6%
  Amadeus Global Travel Distribution SA                                                 11             102
  AP Moller - Maersk A/S                                                                 -             355
  Arriva Plc                                                                             7              69
  Associated British Ports Holdings Plc                                                 12             105
  Central Japan Railway Co.                                                              -             300
  ComfortDelgro Corp. Ltd.                                                              63              64
  Compagnie Maritime Belge SA                                                            1              24
  Deutsche Post AG                                                                      17             425
  DSV A/S                                                                                1              52
  East Japan Railway Co.                                                                 -             635
  Euronav NV                                                                             1              25
  Exel Plc                                                                              10             167
  Firstgroup Plc                                                                        14              90
  Frontline Ltd.                                                                         1              62
  Kawasaki Kisen Kaisha Ltd.                                                            16             111
  Keihin Electric Express Railway Co. Ltd.                                              13              81
  Keio Electric Railway Co. Ltd.                                                        18             107
  Kintetsu Corp.                                                                        54             184
  Mitsui OSK Lines Ltd.                                                                 32             206
  MTR Corp.                                                                             48              73
  National Express Group Plc                                                             5              80
  Neptune Orient Lines Ltd.                                                             20              45
  Nippon Express Co. Ltd.                                                               28             148
  Nippon Yusen KK                                                                       31             187
  Odakyu Electric Railway Co.                                                           22             135
  Orient Overseas International Ltd.                                                     8              39
  Peninsular & Oriental Steam Navigation Co                                             26             142
  Seino Transportation Co. Ltd.                                                          5              49
  SembCorp Logistics Ltd.                                                               11              11
  Ship Finance International Ltd.                                                        -               3
  Singapore Post Ltd.                                                                   42              22
  SMRT Corp Ltd.                                                                        14               8
  Stagecoach Group Plc                                                                  36              75
  TNT NV                                                                                13             382
  Tobu Railway Co. Ltd.                                                                 28             113
  Tokyu Corp.                                                                           33             172
  Toll Holdings Ltd.                                                                     8              87
  West Japan Railway Co                                                                  -             245
  Yamato Transport Co. Ltd.                                                             14             201
                                                                                                     5,381
VENTURE CAPITAL - 0.1%
  3i Group PLC                                                                          21             272
  Jafco Co Ltd.                                                                          1              63
                                                                                                       335
WATER - 0.6%
  Kelda Group Plc                                                                       13             148
  Severn Trent Water Plc                                                                12             205
  Sociedad General de Aguas de Barcelona SA                                              2              44
  Suez SA                                                                               28             751
  United Utilities Plc                                                                  20             234
  United Utilities Plc - A Shares                                                       11              91
  Vivendi Environnement                                                                 11             375
                                                                                                     1,848
WIRELESS TELECOMMUNICATIONS - 3.6%
  Cosmote Mobile Communication                                                           4              68
  Hutchison Telecommunications International Ltd. (b)                                   43              41
  Mobistar SA (b)                                                                        1              92
  Nokia OYJ                                                                            162           2,511
  NTT DoCoMo Inc.                                                                        1           1,168
  Smartone Telecommunications Holding Ltd.                                               7               8
  Telefonaktiebolaget LM Ericsson - Class B                                            513           1,451
  TIM SpA                                                                               45             301
  Uniden Corp.                                                                           2              42
  Vodafone Airtouch Plc                                                              2,281           6,056
                                                                                                    11,738

  Total Common Stocks (cost $260,167)                                                              308,929
PREFERRED STOCKS - 0.1%
AUTO MANUFACTURERS - 0.1%
  Porsche AG                                                                             -             194


HEALTHCARE - 0.0%
  Fresenius Medical Care AG                                                              1              50

  Total Preferred Stocks (cost $189)                                                                   244
WARRANTS - 0.0%
CHEMICALS - 0.0%
  Kingboard Chemical Holdings Ltd., Strike Price 20.00 HKD, Expiring 12/31/06            1               1

  Total Warrants (cost $0)                                                                               1
SHORT TERM INVESTMENTS - 28.5%
MONEY MARKET FUNDS - 4.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                  14,838          14,838

SECURITIES LENDING COLLATERAL - 23.8%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                            77,610          77,610


U.S. TREASURY BILLS - 0.2%
  U.S. Treasury Bill, 2.71%, 06/09/05 (m)                                              575             572

  Total Short Term Investments (cost $93,020)                                                       93,020
TOTAL INVESTMENTS - 123.3% (COST $353,376)                                                         402,194
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (23.3)%                                                       (75,911)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $326,283
-----------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
COMMON STOCKS - 95.9%
ADVERTISING - 0.3%
  Catalina Marketing Corp.                                                              10            $250
  Harte-Hanks Inc.                                                                      14             388
                                                                                                       638
AEROSPACE & DEFENSE - 0.5%
  Alliant Techsystems Inc. (b)                                                           7             532
  Sequa Corp. - Class A (b)                                                              2              86
  Titan Corp. (b)                                                                       17             303
                                                                                                       921
AIRLINES - 0.3%
  Airtran Holdings Inc. (b)                                                             16             144
  Alaska Air Group Inc. (b) (l)                                                          5             142
  JetBlue Airways Corp. (b) (l)                                                         19             368
                                                                                                       654
APPAREL - 0.2%
  Timberland Co. - Class A (b)                                                           6             442


AUTO PARTS & EQUIPMENT - 0.8%
  ArvinMeritor Inc. (l)                                                                 14             213
  Bandag Inc.                                                                            3             154
  BorgWarner Inc.                                                                       11             538
  Lear Corp.                                                                            13             591
  Modine Manufacturing Co.                                                               6             189
                                                                                                     1,685
BANKS - 4.4%
  Associated Bank-Corp.                                                                 25             795
  Bank of Hawaii Corp.                                                                  11             476
  City National Corp.                                                                    9             632
  Commerce Bancorp. Inc. (l)                                                            31           1,014
  Cullen/Frost Bankers Inc.                                                             10             434
  Firstmerit Corp.                                                                      17             443
  Greater Bay Bancorp.                                                                  10             235
  Hibernia Corp. - Class A                                                              31             977
  Investors Financial Services Corp.                                                    13             640
  Mercantile Bankshares Corp.                                                           16             793
  Silicon Valley Bancshares (b)                                                          7             319
  TCF Financial Corp.                                                                   25             679
  The Colonial Bancgroup Inc.                                                           28             578
  Webster Financial Corp.                                                               11             480
  Westamerica Bancorp.                                                                   7             341
  Wilmington Trust Corp.                                                                13             465
                                                                                                     9,301
BEVERAGES - 0.7%
  Constellation Brands Inc. - Class A (b)                                               20           1,071
  PepsiAmericas Inc.                                                                    21             473
                                                                                                     1,544
BIOTECHNOLOGY - 1.3%
  Charles River Laboratories International Inc. (b)                                     13             612
  Invitrogen Corp. (b)                                                                  10             702
  Martek Biosciences Corp. (b)                                                           6             356
  Millennium Pharmaceuticals Inc. (b)                                                   60             508
  Protein Design Labs Inc. (b)                                                          21             333
  Vertex Pharmaceuticals Inc. (b)                                                       15             140
                                                                                                     2,651
BUILDING MATERIALS - 0.4%
  Martin Marietta Materials Inc.                                                         9             516
  York International Corp.                                                               8             320
                                                                                                       836
CHEMICALS - 2.8%
  Airgas Inc.                                                                           14             329
  Albemarle Corp.                                                                        9             332
  Cabot Corp.                                                                           12             414
  Cabot Microelectronics Corp. (b)                                                       5             146
  Crompton Corp.                                                                        23             330
  Cytec Industries Inc.                                                                  8             460
  Ferro Corp.                                                                            8             155
  FMC Corp. (b)                                                                          7             388
  Lubrizol Corp.                                                                        13             538
  Lyondell Chemical Co.                                                                 43           1,214
  Minerals Technologies Inc.                                                             4             273
  Olin Corp.                                                                            14             301
  RPM International Inc.                                                                23             422
  Sensient Technologies Corp.                                                            9             192
  Valspar Corp.                                                                         10             474
                                                                                                     5,968
COMMERCIAL SERVICES - 3.6%
  Adesa Inc.                                                                            18             410
  Alliance Data Systems Corp. (b)                                                       13             526
  Banta Corp.                                                                            5             199
  Career Education Corp. (b)                                                            20             691
  Choicepoint Inc. (b)                                                                  17             700
  Corinthian Colleges Inc. (b) (l)                                                      17             272
  Deluxe Corp.                                                                          10             399
  DeVry Inc. (b)                                                                        13             247
  Education Management Corp. (b)                                                        13             375
  Gartner Inc. - Class A (b)                                                            18             171
  ITT Educational Services Inc. (b)                                                      9             438
  Kelly Services Inc. - Class A                                                          6             165
  Korn/Ferry International (b)                                                           7             130
  Laureate Education Inc. (b)                                                           10             415
  Manpower Inc.                                                                         18             770
  MPS Group Inc. (b)                                                                    19             204
  Quanta Services Inc. (b)                                                              19             146
  Rent-A-Center Inc. (b)                                                                14             377
  Rollins Inc.                                                                          10             180
  Sotheby's Holdings Inc. - Class A (b)                                                 10             178
  United Rentals Inc.                                                                   14             291
  Valassis Communications Inc. (b)                                                      10             353
                                                                                                     7,637
COMPUTERS - 3.7%
  BISYS Group Inc. (b)                                                                  24             378
  Cadence Design Systems Inc. (b) (l)                                                   53             795
  Ceridian Corp. (b)                                                                    29             501
  Cognizant Technology Solutions Corp. (b)                                              26           1,212
  Diebold Inc.                                                                          14             774
  DST Systems Inc. (b) (l)                                                              15             709
  Imation Corp.                                                                          6             221
  Jack Henry & Associates Inc.                                                          16             297
  McData Corp. - Class A (b) (l)                                                        24              92
  Mentor Graphics Corp. (b)                                                             14             198
  National Instruments Corp.                                                            14             374
  Reynolds & Reynolds Co. - Class A                                                     12             320
  SanDisk Corp. (b)                                                                     32             891
  Storage Technology Corp. (b)                                                          21             646
  Synopsys Inc.                                                                         29             517
                                                                                                     7,925
DISTRIBUTION & WHOLESALE - 0.9%
  CDW Corp.                                                                             15             823
  Fastenal Co. (l)                                                                      13             741
  Tech Data Corp.                                                                       12             428
                                                                                                     1,992
DIVERSIFIED FINANCIAL SERVICES - 2.5%
  AG Edwards Inc.                                                                       15             670
  AmeriCredit Corp. (b) (l)                                                             30             698
  Eaton Vance Corp.                                                                     26             619
  IndyMac Bancorp. Inc.                                                                 12             416
  Jefferies Group Inc.                                                                  10             391
  LaBranche & Co. Inc. (b) (l)                                                          11             105
  Legg Mason Inc. (l)                                                                   21           1,663
  Raymond James Financial Inc.                                                          13             406
  Waddell & Reed Financial Inc. - Class A                                               16             311
                                                                                                     5,279
ELECTRIC - 4.8%
  Alliant Energy Corp.                                                                  23             612
  Aquila Inc. (b)                                                                       45             172
  Black Hills Corp.                                                                      6             205
  DPL Inc.                                                                              25             622
  Duquesne Light Holdings Inc. (l)                                                      15             271
  Energy East Corp.                                                                     29             758
  Great Plains Energy Inc. (l)                                                          15             452
  Hawaiian Electric Industrials Inc. (l)                                                16             405
  Idacorp Inc.                                                                           8             236
  MDU Resources Group Inc.                                                              23             643
  Northeast Utilities                                                                   25             487
  NSTAR                                                                                 10             569
  OGE Energy Corp.                                                                      18             477
  Pepco Holdings Inc.                                                                   37             776
  PNM Resources Inc.                                                                    13             337
  Puget Energy Inc.                                                                     20             433
  SCANA Corp. (l)                                                                       22             849
  Sierra Pacific Resources (b)                                                          23             248
  Westar Energy Inc.                                                                    16             355
  Wisconsin Energy Corp.                                                                23             817
  WPS Resources Corp.                                                                    7             396
                                                                                                    10,120
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  Ametek Inc.                                                                           14             547
  Energizer Holdings Inc. (b)                                                           14             828
  Hubbell Inc.                                                                          12             618
                                                                                                     1,993
ELECTRONICS - 1.6%
  Amphenol Corp. - Class A                                                              17             645
  Arrow Electronics Inc. (b)                                                            23             578
  Avnet Inc. (b)                                                                        24             441
  Gentex Corp.                                                                          15             489
  Kemet Corp. (b)                                                                       16             125
  Plexus Corp. (b)                                                                       9              98
  Thomas & Betts Corp. (b)                                                              12             379
  Varian Inc. (b)                                                                        7             262
  Vishay Intertechnology Inc. (b)                                                       33             411
                                                                                                     3,428
ENGINEERING & CONSTRUCTION - 0.5%
  Dycom Industries Inc. (b)                                                              9             211
  Granite Construction Inc.                                                              7             191
  Jacobs Engineering Group Inc. (b)                                                     11             581
                                                                                                       983
ENTERTAINMENT - 0.6%
  GTECH Holdings Corp.                                                                  23             536
  International Speedway Corp. - Class A                                                 9             471
  Macrovision Corp. (b)                                                                 10             226
                                                                                                     1,233
ENVIRONMENTAL CONTROL - 0.6%
  Republic Services Inc. - Class A                                                      28             938
  Stericycle Inc. (b)                                                                    9             396
                                                                                                     1,334
FOOD - 2.7%
  Dean Foods Co. (b)                                                                    29           1,006
  Hormel Foods Corp.                                                                    21             641
  JM Smucker Co.                                                                        12             578
  Ruddick Corp.                                                                          9             206
  Smithfield Foods Inc. (b)                                                             20             642
  Tootsie Roll Industries                                                                8             251
  Tyson Foods Inc.                                                                      61           1,017
  Whole Foods Market Inc.                                                               13           1,292
                                                                                                     5,633
FOREST PRODUCTS & PAPER - 0.7%
  Bowater Inc.                                                                          11             415
  Longview Fibre Co.                                                                    10             179
  P.H. Glatfelter                                                                        8             115
  Potlatch Corp.                                                                         6             260
  Rayonier Inc.                                                                         10             489
                                                                                                     1,458
GAS - 0.9%
  AGLl Resources Inc.                                                                   15             529
  Oneok Inc.                                                                            21             632
  Vectron Inc.                                                                          15             402
  WGL Holdings Inc.                                                                     10             297
                                                                                                     1,860
HAND & MACHINE TOOLS - 0.2%
  Kennametal Inc.                                                                        7             345


HEALTHCARE - 7.3%
  Apria Healthcare Group Inc.                                                            9             295
  Beckman Coulter Inc.                                                                  12             800
  Community Health Systems Inc. (b)                                                     13             459
  Covance Inc.                                                                          12             588
  Coventry Health Care Inc. (b)                                                         21           1,427
  Cytyc Corp. (b)                                                                       22             514
  Dentsply International Inc.                                                           15             822
  Edwards Lifesciences Corp. (b) (l)                                                    12             507
  Gen-Probe Inc. (b)                                                                    10             437
  Health Net Inc. (b)                                                                   22             715
  Henry Schein Inc.                                                                     17             601
  Hillenbrand Industries                                                                12             641
  Inamed Corp. (b)                                                                       7             493
  LifePoint Hospitals Inc. (b)                                                           7             310
  Lincare Holdings Inc. (b)                                                             20             873
  Pacificare Health Systems Inc. (b) (l)                                                17             962
  Patterson Cos. Inc. (b) (l)                                                           27           1,340
  Renal Care Group Inc. (b)                                                             13             506
  Steris Corp. (b)                                                                      13             335
  Techne Corp. (b)                                                                       8             304
  Triad Hospitals Inc.                                                                  15             764
  Universal Health Services Inc.                                                        11             601
  Varian Medical Systems Inc. (b)                                                       26             892
  VISX Inc. (b)                                                                         10             231
                                                                                                    15,417
HOLDING COMPANIES - DIVERSIFIED - 0.3%
  Leucadia National Inc. (l)                                                            19             660


HOME BUILDERS - 2.7%
  DR Horton Inc.                                                                        58           1,688
  Hovnanian Enterprises Inc. (b)                                                        10             506
  Lennar Corp. (l)                                                                      29           1,630
  Ryland Group Inc.                                                                      9             581
  Thor Industries Inc.                                                                  10             291
  Toll Brothers Inc. (b)                                                                12             979
                                                                                                     5,675
HOME FURNISHINGS - 0.6%
  Furniture Brands International Inc.                                                   10             228
  Harman International Industries Inc.                                                  13           1,121
                                                                                                     1,349
HOUSEHOLD PRODUCTS - 0.8%
  American Greetings Corp. (l)                                                          14             349
  Blyth Inc.                                                                             7             231
  Church & Dwight Co. Inc.                                                              12             442
  Scotts Miracle-Grow Co. (b)                                                            5             381
  Tupperware Corp.                                                                      11             226
                                                                                                     1,629
INSURANCE - 4.9%
  Allmerica Financial Corp. (b)                                                         10             367
  American Financial Group Inc.                                                         11             353
  AmerUs Group Co. (l)                                                                   8             367
  Arthur J. Gallagher & Co.                                                             18             522
  Brown & Brown Inc.                                                                    12             566
  Everest Re Group Ltd.                                                                 11             940
  Fidelity National Financial Inc.                                                      34           1,123
  First American Corp.                                                                  16             538
  HCC Insurance Holdings Inc.                                                           13             484
  Horace Mann Educators Corp.                                                            8             149
  Ohio Casualty Corp.                                                                   12             282
  Old Republic International Corp.                                                      36             836
  PMI Group Inc.                                                                        19             707
  Protective Life Corp.                                                                 14             540
  Radian Group Inc.                                                                     17             831
  Stancorp Financial Group Inc.                                                          6             474
  Unitrin Inc.                                                                          11             515
  W.R. Berkley Corp.                                                                    16             783
                                                                                                    10,377
INTERNET - 1.3%
  Avocent Corp. (b)                                                                     10             245
  Checkfree Corp. (b)                                                                   17             677
  F5 Networks Inc. (b) (l)                                                               7             369
  Macromedia Inc. (b)                                                                   14             475
  McAfee Inc. (b)                                                                       32             711
  RSA Security Inc. (b)                                                                 13             210
                                                                                                     2,687
IRON & STEEL - 0.1%
  Steel Dynamics Inc.                                                                    9             296


LEISURE TIME - 0.1%
  Callaway Golf Co.                                                                     14             181


LODGING - 1.3%
  Boyd Gaming Corp. (l)                                                                 13             678
  Caesars Entertainment Inc. (b)                                                        61           1,212
  Mandalay Resort Group                                                                 13             937
                                                                                                     2,827
MACHINERY - 1.0%
  AGCO Corp. (b) (l)                                                                    17             314
  Flowserve Corp. (b)                                                                   11             281
  Graco Inc.                                                                            14             548
  Nordson Corp.                                                                          6             238
  Tecumseh Products Co.                                                                  3             138
  Zebra Technologies Corp. (b)                                                          14             672
                                                                                                     2,191
MANUFACTURING - 2.2%
  Brink's Co.                                                                           11             378
  Carlisle Cos. Inc.                                                                     6             429
  Crane Co.                                                                             11             314
  Donaldson Co. Inc.                                                                    15             498
  Federal Signal Corp.                                                                  10             148
  Harsco Corp.                                                                           8             487
  Lancaster Colony Corp.                                                                 6             267
  Pentair Inc.                                                                          20             777
  SPX Corp.                                                                             15             640
  Teleflex Inc.                                                                          8             394
  Trinity Industries Inc.                                                                8             236
                                                                                                     4,568
MEDIA - 1.8%
  Belo Corp.                                                                            21             510
  Emmis Communications Corp. (b)                                                        10             194
  Entercom Communications Corp.                                                          9             319
  Lee Enterprises Inc.                                                                   9             387
  Media General Inc.                                                                     5             291
  Reader's Digest Association Inc. - Class A                                            19             330
  Scholastic Corp. (b)                                                                   7             272
  The Washington Post Co.                                                                1           1,231
  Westwood One Inc. (b)                                                                 17             354
                                                                                                     3,888
METAL FABRICATION & HARDWARE - 0.6%
  Precision Castparts Corp.                                                             13           1,001
  Worthington Industries                                                                15             293
                                                                                                     1,294
MINING - 0.8%
  Arch Coal Inc. (l)                                                                    12             531
  Peabody Energy Corp.                                                                  23           1,074
                                                                                                     1,605
OFFICE FURNISHINGS - 0.4%
  Herman Miller Inc.                                                                    14             410
  HNI Corp.                                                                             10             468
                                                                                                       878
OIL & GAS PRODUCERS - 4.3%
  ENSCO International Inc.                                                              29           1,111
  Forest Oil Corp. (b)                                                                  11             440
  Helmerich & Payne Inc.                                                                10             396
  Murphy Oil Corp.                                                                      17           1,709
  Newfield Exploration Co. (b)                                                          12             912
  Noble Energy Inc. (l)                                                                 12             790
  Patterson-UTI Energy Inc.                                                             33             820
  Pioneer Natural Resources Co.                                                         29           1,218
  Plains Exploration & Production Co. (b)                                               15             529
  Pogo Producing Co.                                                                    12             609
  Pride International Inc. (b) (l)                                                      25             629
                                                                                                     9,163
OIL & GAS SERVICES - 2.4%
  Cooper Cameron Corp. (b)                                                              10             600
  FMC Technologies Inc. (b)                                                             14             451
  Grant Prideco Inc. (b)                                                                24             587
  Hanover Compressor Co. (b) (l)                                                        14             175
  Smith International Inc.                                                              21           1,311
  Tidewater Inc.                                                                        12             464
  Weatherford International Ltd. (b)                                                    27           1,577
                                                                                                     5,165
PACKAGING & CONTAINERS - 0.5%
  Packaging Corp of America                                                             17             406
  Sonoco Products Co.                                                                   19             562
                                                                                                       968
PHARMACEUTICALS - 2.6%
  Barr Pharmaceuticals Inc. (b)                                                         19             908
  Cephalon Inc. (b) (l)                                                                 11             535
  IVAX Corp. (b)                                                                        43             858
  Omnicare Inc.                                                                         21             727
  Par Pharmaceuticals Cos. Inc. (b)                                                      6             217
  Perrigo Co.                                                                           17             324
  Sepracor Inc.                                                                         21           1,187
  Valeant Pharmaceutical International (l)                                              18             405
  VCA Antech Inc. (b)                                                                   15             304
                                                                                                     5,465
PIPELINES - 1.2%
  Equitable Resources Inc.                                                              12             690
  National Fuel Gas Co. (l)                                                             15             440
  Questar Corp.                                                                         16             978
  Western Gas Resources Inc.                                                            13             437
                                                                                                     2,545
REAL ESTATE - 2.4%
  AMB Property Corp.                                                                    17             624
  Developers Diversified Realty Corp.                                                   21             843
  Highwoods Properties Inc.                                                             11             284
  Hospitality Properties Trust                                                          12             502
  Liberty Property Trust                                                                17             662
  Mack-Cali Realty Corp.                                                                11             481
  New Plan Excel Realty Trust                                                           20             509
  United Dominion Realty Trust Inc.                                                     27             553
  Weingarten Realty Investors                                                           17             574
                                                                                                     5,032
RETAIL - 9.0%
  99 Cents Only Stores (b) (l)                                                          12             153
  Abercrombie & Fitch Co. - Class A                                                     17             982
  Advance Auto Parts (b)                                                                14             730
  Aeropostale Inc. (b)                                                                  11             364
  American Eagle Outfitters                                                             27             792
  AnnTaylor Stores Corp. (b)                                                            14             355
  Applebee's International Inc.                                                         16             444
  Barnes & Noble Inc. (b)                                                               13             441
  BJ's Wholesale Club Inc. (b)                                                          14             429
  Bob Evans Farms Inc.                                                                   7             163
  Borders Group Inc.                                                                    14             384
  Brinker International Inc. (b)                                                        17             619
  Carmax Inc. (b) (l)                                                                   21             646
  CBRL Group Inc.                                                                        9             381
  Cheesecake Factory Inc. (b)                                                           15             543
  Chico's FAS Inc. (b) (l)                                                              35             993
  Claire's Stores Inc.                                                                  19             449
  Copart Inc. (b)                                                                       16             382
  Dollar Tree Stores Inc. (b)                                                           22             639
  Foot Locker Inc.                                                                      31             899
  Krispy Kreme Doughnuts Inc. (b) (l)                                                   13              97
  Michaels Stores Inc.                                                                  27             963
  Neiman Marcus Group Inc. - Class A                                                    10             881
  O'Reilly Automotive Inc. (b)                                                          10             513
  Outback Steakhouse Inc.                                                               14             622
  Pacific Sunwear of California (b)                                                     15             409
  Payless Shoesource Inc. (b)                                                           13             200
  Petsmart Inc. (l)                                                                     29             825
  Pier 1 Imports Inc. (l)                                                               17             314
  Regis Corp.                                                                            9             364
  Ross Stores Inc.                                                                      29             842
  Ruby Tuesday Inc.                                                                     12             301
  Saks Inc. (b)                                                                         27             496
  Urban Outfitters Inc. (b)                                                             13             615
  Williams-Sonoma Inc. (b)                                                              23             847
                                                                                                    19,077
SAVINGS & LOANS - 1.1%
  Astoria Financial Corp.                                                               21             522
  Independence Community Bancorp.                                                       16             613
  New York Community Bancorp. Inc. (l)                                                  49             892
  Washington Federal Inc.                                                               17             401
                                                                                                     2,428
SEMICONDUCTORS - 2.7%
  Atmel Corp. (b)                                                                       88             260
  Credence Systems Corp. (b)                                                            18             142
  Cree, Inc. (b) (l)                                                                    15             328
  Cypress Semiconductor Corp. (b) (l)                                                   25             319
  Fairchild Semiconductor International Inc. (b)                                        24             361
  Integrated Circuit Systems Inc. (b)                                                   13             257
  Integrated Device Technology Inc. (b)                                                 20             238
  International Rectifier Corp. (b)                                                     13             606
  Intersil Corp.                                                                        30             513
  Lam Research Corp. (b)                                                                28             794
  Lattice Semiconductor Corp. (b)                                                       22             120
  LTX Corp. (b) (l)                                                                     11              49
  Micrel Inc. (b)                                                                       16             144
  Microchip Technology Inc.                                                             41           1,061
  Semtech Corp. (b)                                                                     14             250
  Silicon Laboratories Inc. (b)                                                          9             275
  Triquint Semiconductor Inc. (b)                                                       28              95
                                                                                                     5,812
SOFTWARE - 2.4%
  Activision Inc. (b)                                                                   37             544
  Acxiom Corp.                                                                          16             345
  Advent Software Inc. (b)                                                               6             101
  Ascential Software Corp. (b)                                                          11             203
  Certegy Inc.                                                                          12             425
  CSG Systems International (b)                                                         10             168
  Dun & Bradstreet Corp. (b)                                                            14             835
  Fair Isaac Inc.                                                                       13             456
  Keane Inc. (b)                                                                        11             143
  Moneygram International Inc.                                                          17             319
  Retek Inc. (b)                                                                        11             124
  SEI Investments Co.                                                                   17             600
  Sybase Inc. (b)                                                                       18             335
  Transactions Systems Architects Inc. (b)                                               7             169
  Wind River Systems Inc. (b)                                                           15             230
                                                                                                     4,997
TELECOMMUNICATIONS - 0.5%
  Cincinnati Bell Inc. (b)                                                              47             198
  Telephone & Data Systems Inc.                                                         11             887
                                                                                                     1,085
TELECOMMUNICATIONS EQUIPMENT - 1.2%
  3Com Corp. (b)                                                                        75             266
  Adtran Inc.                                                                           13             238
  CommScope Inc. (b)                                                                    10             151
  Harris Corp.                                                                          26             855
  Newport Corp. (b)                                                                      8             118
  Plantronics Inc.                                                                      10             368
  Polycom Inc. (b)                                                                      19             328
  UTStarcom Inc. (b) (l)                                                                20             224
                                                                                                     2,548
TEXTILES - 0.5%
  Mohawk Industries Inc. (b)                                                            12           1,006


TOBACCO - 0.1%
  Universal Corp.                                                                        5             230


TRANSPORTATION - 2.5%
  Alexander & Baldwin Inc.                                                               9             353
  CH Robinson Worldwide Inc.                                                            17             865
  CNF Inc.                                                                              10             482
  Expeditors International Washington Inc. (l)                                          21           1,113
  GATX Inc.                                                                             10             323
  JB Hunt Transportation Services Inc.                                                  14             594
  Overseas Shipholding Group                                                             7             431
  Swift Transportation Co. Inc. (b)                                                     13             288
  Werner Enterprises Inc.                                                               13             261
  Yellow Roadway Corp. (b)                                                              10             560
                                                                                                     5,270
WATER - 0.2%
  Aqua America Inc.                                                                     19             451


WIRELESS TELECOMMUNICATIONS - 0.2%
  Powerwave Technologies Inc. (b) (l)                                                   19             150
  RF Micro Devices Inc. (b)                                                             38             197
                                                                                                       347

  Total Common Stocks (cost $178,029)                                                              202,971
SHORT TERM INVESTMENTS - 14.1%
MONEY MARKET FUNDS - 3.9%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                   8,319           8,319

SECURITIES LENDING COLLATERAL - 10.0%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                            21,255          21,255


U.S. TREASURY BILLS - 0.2%
  U.S. Treasury Bill, 2.71%, 06/09/05 (m)                                              340             338

  Total Short Term Investments (cost $29,912)                                                       29,912
TOTAL INVESTMENTS - 110.0% (COST $207,941)                                                         232,883
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (10.0)%                                                       (21,310)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $211,573
-----------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
COMMON STOCKS - 96.4%
ADVERTISING - 0.1%
  Interpublic Group of Cos. Inc. (b) (l)                                                14            $172
  Omnicom Group Inc.                                                                     6             561
                                                                                                       733
AEROSPACE & DEFENSE - 1.7%
  Boeing Co.                                                                            28           1,639
  General Dynamics Corp.                                                                 7             715
  Goodrich Corp.                                                                         4             158
  L-3 Communicaitons Holdings Inc.                                                       4             270
  Lockheed Martin Corp.                                                                 14             847
  Northrop Grumman Corp.                                                                12             666
  Raytheon Co.                                                                          15             586
  Rockwell Collins Inc.                                                                  6             276
  United Technologies Corp.                                                             17           1,761
                                                                                                     6,918
AGRICULTURE - 0.3%
  Archer-Daniels-Midland Co.                                                            21             524
  Monsanto Co.                                                                           9             571
                                                                                                     1,095
AIRLINES - 0.1%
  Delta Air Lines Inc. (b) (l)                                                           4              15
  Southwest Airlines Co.                                                                25             363
                                                                                                       378
APPAREL - 0.4%
  Coach Inc. (b)                                                                         6             362
  Jones Apparel Group Inc.                                                               4             137
  Liz Claiborne Inc.                                                                     4             152
  Nike Inc. - Class B                                                                    8             668
  Reebok International Ltd.                                                              2              89
  VF Corp.                                                                               4             216
                                                                                                     1,624
AUTO MANUFACTURERS - 0.5%
  Ford Motor Co. (l)                                                                    61             694
  General Motors Corp. (l)                                                              19             557
  Navistar International Corp. (b) (l)                                                   2              89
  Paccar Inc.                                                                            6             425
                                                                                                     1,765
AUTO PARTS & EQUIPMENT - 0.2%
  Cooper Tire & Rubber Co.                                                               2              43
  Dana Corp.                                                                             4              56
  Delphi Corp.                                                                          19              87
  Goodyear Tire & Rubber Co. (b) (l)                                                     5              72
  Johnson Controls Inc.                                                                  6             361
  Visteon Corp.                                                                          3              19
                                                                                                       638
BANKS - 6.1%
  AmSouth Bancorp. (l)                                                                  12             313
  Bank of America Corp.                                                                137           6,057
  Bank of New York Company Inc.                                                         26             756
  BB&T Corp.                                                                            19             723
  Comerica Inc.                                                                          6             307
  Compass Bancshares Inc.                                                                4             186
  Fifth Third Bancorp. (l)                                                              18             757
  First Horizon National Corp.                                                           4             172
  Huntington Bancshares Inc.                                                             8             183
  Keycorp                                                                               14             448
  M&T Bancorp.                                                                           4             357
  Marshall & Ilsley Corp.                                                                7             292
  Mellon Financial Corp.                                                                14             408
  National City Corp.                                                                   20             674
  North Fork Bancorp. Inc.                                                              16             443
  Northern Trust Corp.                                                                   7             321
  PNC Financial Services Group Inc.                                                     10             495
  Regions Financial Corp.                                                               16             510
  State Street Corp.                                                                    11             492
  Suntrust Banks Inc. (l)                                                               12             843
  Synovus Financial Corp.                                                               10             283
  US Bancorp.                                                                           63           1,808
  Wachovia Corp.                                                                        54           2,733
  Wells Fargo & Co.                                                                     57           3,436
  Zions Bancorp.                                                                         3             198
                                                                                                    23,195
BEVERAGES - 2.2%
  Anheuser-Busch Cos. Inc.                                                              26           1,249
  Brown-Forman Corp. - Class B                                                           3             186
  Coca-Cola Co.                                                                         77           3,199
  Coca-Cola Enterprises Inc.                                                            12             245
  Molson Coors Brewing Co. (l)                                                           3             205
  Pepsi Bottling Group Inc.                                                              7             205
  PepsiCo Inc.                                                                          57           3,018
                                                                                                     8,307
BIOTECHNOLOGY - 1.0%
  Amgen Inc. (b)                                                                        42           2,461
  Biogen Idec Inc. (b) (l)                                                              11             384
  Chiron Corp.                                                                           5             175
  Genzyme Corp.                                                                          8             479
  Medimmune Inc. (b) (l)                                                                 8             195
  Millipore Corp.                                                                        2              76
                                                                                                     3,770
BUILDING MATERIALS - 0.3%
  American Standard Cos. Inc.                                                            6             300
  Masco Corp.                                                                           15             527
  Vulcan Materials Co.                                                                   3             196
                                                                                                     1,023
CHEMICALS - 1.7%
  Air Products & Chemicals Inc.                                                          8             482
  Ashland Inc.                                                                           2             165
  Dow Chemical Co.                                                                      32           1,609
  Eastman Chemical Co.                                                                   3             155
  Ecolab Inc.                                                                            8             267
  EI Du Pont de Nemours & Co.                                                           34           1,730
  Engelhard Corp.                                                                        4             128
  Great Lakes Chemical Corp.                                                             1              45
  Hercules Inc. (b)                                                                      4              51
  International Flavors & Fragrances Inc.                                                3             130
  PPG Industries Inc.                                                                    6             420
  Praxair Inc.                                                                          11             521
  Rohm & Haas Co.                                                                        7             333
  Sigma-Aldrich Corp. (l)                                                                2             146
  The Sherwin-Williams Co.                                                               4             197
                                                                                                     6,379
COMMERCIAL SERVICES - 0.8%
  Apollo Group Inc. - Class A (b)                                                        6             437
  Cendant Corp.                                                                         35             724
  Convergys Corp. (b)                                                                    5              76
  Equifax Inc.                                                                           5             145
  H&R Block Inc. (l)                                                                     6             285
  McKesson Corp.                                                                        10             373
  Moody's Corp. (l)                                                                      5             380
  Paychex Inc.                                                                          12             405
  Robert Half International Inc.                                                         6             156
  RR Donnelley & Sons Co.                                                                7             236
                                                                                                     3,217
COMPUTERS - 4.0%
  Affiliated Computer Services - Class A (b) (l)                                         4             234
  Apple Computer Inc. (b)                                                               28           1,156
  Computer Sciences Corp.                                                                6             293
  Dell Inc. (b)                                                                         83           3,204
  Electronic Data Systems Corp.                                                         17             360
  EMC Corp. (b)                                                                         82           1,005
  Gateway Inc.                                                                          10              41
  Hewlett-Packard Co.                                                                   99           2,173
  International Business Machines Corp.                                                 55           5,055
  Lexmark International Inc. (b)                                                         4             346
  NCR Corp. (b)                                                                          6             205
  Network Appliance Inc. (b)                                                            12             333
  Sun Microsystems Inc. (b)                                                            114             463
  SunGard Data Systems Inc.                                                             10             328
  Unisys Corp. (b)                                                                      10              71
                                                                                                    15,267
COSMETICS & PERSONAL CARE - 2.1%
  Alberto-Culver Co. - Class B                                                           3             152
  Avon Products Inc.                                                                    16             682
  Colgate-Palmolive Co.                                                                 18             925
  Gillette Co.                                                                          34           1,698
  Proctor & Gamble Co.                                                                  85           4,531
                                                                                                     7,988
DISTRIBUTION & WHOLESALE - 0.1%
  Genuine Parts Co.                                                                      6             256
  W.W. Grainger Inc.                                                                     3             178
                                                                                                       434
DIVERSIFIED FINANCIAL SERVICES - 7.7%
  American Express Co                                                                   40           2,041
  Bear Stearns Cos. Inc.                                                                 4             387
  Capital One Financial Corp. (l)                                                        8             627
  Charles Schwab Corp.                                                                  41             426
  CIT Group Inc.                                                                         7             270
  Citigroup Inc.                                                                       177           7,955
  Countrywide Financial Corp.                                                           19             630
  E*Trade Financial Corp. (b)                                                           12             143
  Fannie Mae                                                                            33           1,786
  Federated Investors Inc.                                                               4             107
  Franklin Resources Inc.                                                                7             462
  Freddie Mac                                                                           23           1,473
  Goldman Sachs Group Inc.                                                              15           1,666
  Janus Capital Group Inc.                                                               7             101
  JPMorgan Chase & Co.                                                                 120           4,167
  Lehman Brothers Holdings Inc.                                                          9             878
  MBNA Corp.                                                                            43           1,062
  Merrill Lynch & Co. Inc.                                                              32           1,784
  Morgan Stanley                                                                        38           2,160
  Providian Financial Corp. (b)                                                         10             173
  SLM Corp.                                                                             14             716
  T Rowe Price Group Inc.                                                                4             241
                                                                                                    29,255
ELECTRIC - 2.9%
  AES Corp. (b)                                                                         21             349
  Allegheny Energy Inc.                                                                  5              99
  Ameren Corp. (l)                                                                       7             321
  American Electric Power Co. Inc. (l)                                                  13             438
  Calpine Corp. (b) (l)                                                                 17              47
  Centerpoint Energy Inc. (l)                                                           11             128
  Cinergy Corp. (l)                                                                      7             264
  CMS Energy Corp. (b) (l)                                                               6              79
  Consolidated Edison Inc. (l)                                                           8             345
  Constellation Energy Group Inc.                                                        6             312
  Dominion Resources Inc.                                                               12             862
  DTE Energy Co. (l)                                                                     6             271
  Duke Energy Corp. (l)                                                                 32             898
  Edison International                                                                  11             382
  Entergy Corp.                                                                          7             512
  Exelon Corp.                                                                          23           1,035
  Firstenergy Corp.                                                                     11             469
  FPL Group Inc.                                                                        13             533
  NiSource Inc.                                                                          9             204
  PG&E Corp.                                                                            12             417
  Pinnacle West Capital Corp.                                                            3             134
  PPL Corp.                                                                              6             347
  Progress Energy Inc. (l)                                                               8             350
  Public Service Enterprise Group Inc.                                                   8             438
  Southern Co.                                                                          25             788
  TECO Energy Inc.                                                                       7             110
  TXU Corp. (l)                                                                          8             643
  Xcel Energy Inc. (l)                                                                  14             234
                                                                                                    11,009
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
  American Power Conversion Corp.                                                        7             173
  Emerson Electric Co.                                                                  14             911
  Molex Inc.                                                                             6             170
                                                                                                     1,254
ELECTRONICS - 0.4%
  Agilent Technologies Inc. (b)                                                         16             344
  Applera Corp. - Applied Biosystems Group                                               7             134
  Fisher Scientific International (b) (l)                                                4             222
  Jabil Circuit Inc. (b)                                                                 7             192
  PerkinElmer Inc.                                                                       4              80
  Sanmina-SCI Corp. (b)                                                                 16              82
  Solectron Corp. (b)                                                                   31             106
  Symbol Technologies Inc.                                                               8             120
  Tektronix Inc.                                                                         3              69
  Thermo Electron Corp. (b)                                                              6             140
  Waters Corp. (b)                                                                       4             143
                                                                                                     1,632
ENGINEERING & CONSTRUCTION - 0.0%
  Fluor Corp. (l)                                                                        3             149


ENTERTAINMENT - 0.1%
  International Game Technology                                                         11             301


ENVIRONMENTAL CONTROL - 0.2%
  Allied Waste Industries Inc.                                                           9              69
  Waste Management Inc.                                                                 19             555
                                                                                                       624
FOOD - 1.5%
  Albertson's Inc. (l)                                                                  12             257
  Campbell Soup Co.                                                                     12             338
  ConAgra Foods Inc.                                                                    17             471
  General Mills Inc.                                                                    12             608
  Hershey Foods Corp.                                                                    8             467
  H.J. Heinz Co.                                                                        12             437
  Kellogg Co.                                                                           12             515
  Kroger Co. (b)                                                                        25             399
  McCormick & Co. Inc.                                                                   5             155
  Safeway Inc. (b) (l)                                                                  15             282
  Sara Lee Corp.                                                                        26             583
  Supervalu Inc.                                                                         4             148
  Sysco Corp.                                                                           21             767
  WM Wrigley Jr. Co.                                                                     7             451
                                                                                                     5,878
FOREST PRODUCTS & PAPER - 0.6%
  Georgia-Pacific Corp.                                                                  9             312
  International Paper Co.                                                               16             600
  Louisiana-Pacific Corp.                                                                3              83
  MeadWestvaco Corp.                                                                     7             211
  Plum Creek Timber Co. Inc.                                                             6             222
  Temple-Inland Inc.                                                                     2             142
  Weyerhaeuser Co.                                                                       8             560
                                                                                                     2,130
GAS - 0.2%
  KeySpan Corp. (l)                                                                      5             206
  Nicor Inc. (l)                                                                         1              46
  Peoples Energy Corp. (l)                                                               1              56
  Sempra Energy                                                                          8             315
                                                                                                       623
HAND & MACHINE TOOLS - 0.1%
  Black & Decker Corp.                                                                   3             214
  Snap-On Inc.                                                                           2              55
  Stanley Works                                                                          3             116
                                                                                                       385
HEALTHCARE - 5.3%
  Aetna Inc.                                                                            10             744
  Bausch & Lomb Inc.                                                                     2             122
  Baxter International Inc.                                                             21             702
  Becton Dickinson & Co.                                                                 9             502
  Biomet Inc.                                                                            8             299
  Boston Scientific Corp. (b)                                                           26             754
  C.R. Bard Inc.                                                                         4             244
  Guidant Corp.                                                                         11             808
  HCA Inc.                                                                              14             760
  Health Management Associates Inc. (l)                                                  8             211
  Humana Inc. (b)                                                                        5             170
  Johnson & Johnson                                                                    101           6,764
  Laboratory Corp. of America Holdings (b)                                               5             227
  Manor Care Inc.                                                                        3              95
  Medtronic Inc.                                                                        41           2,087
  Quest Diagnostics Inc.                                                                 3             324
  St. Jude Medical Inc. (b)                                                             12             441
  Stryker Corp.                                                                         13             568
  Tenet Healthcare Corp. (b)                                                            16             185
  UnitedHealth Group Inc.                                                               22           2,081
  WellPoint Inc. (b)                                                                    10           1,299
  Zimmer Holdings Inc. (b)                                                               8             652
                                                                                                    20,039
HOME BUILDERS - 0.2%
  Centex Corp.                                                                           4             244
  KB Home                                                                                2             186
  Pulte Homes Inc.                                                                       4             305
                                                                                                       735
HOME FURNISHINGS - 0.0%
  Maytag Corp. (l)                                                                       2              30
  Whirlpool Corp.                                                                        2             153
                                                                                                       183
HOUSEHOLD PRODUCTS - 0.6%
  Avery Dennison Corp.                                                                   4             225
  Clorox Co.                                                                             5             316
  Fortune Brands Inc.                                                                    5             390
  Kimberly-Clark Corp.                                                                  16           1,074
  Newell Rubbermaid Inc. (l)                                                             9             199
                                                                                                     2,204
INSURANCE - 4.2%
  ACE Ltd.                                                                              10             399
  AFLAC Inc.                                                                            17             633
  Allstate Corp.                                                                        23           1,241
  AMBAC Financial Group Inc.                                                             4             272
  American International Group Inc.                                                     88           4,891
  AON Corp.                                                                             10             237
  Chubb Corp.                                                                            7             515
  Cigna Corp.                                                                            4             400
  Cincinnati Financial Corp.                                                             6             248
  Hartford Financial Services Group Inc. (l)                                            10             674
  Jefferson-Pilot Corp.                                                                  4             214
  Lincoln National Corp.                                                                 6             267
  Loews Corp.                                                                            6             416
  Marsh & McLennan Cos. Inc.                                                            18             545
  MBIA Inc. (l)                                                                          5             252
  MetLife Inc.                                                                          25             973
  MGIC Investment Corp.                                                                  3             193
  Progressive Corp.                                                                      7             616
  Prudential Financial Inc.                                                             18           1,021
  Safeco Corp.                                                                           4             210
  St. Paul Travelers Cos. Inc.                                                          22             824
  The Principal Financial Group                                                         10             379
  Torchmark Corp.                                                                        4             185
  UnumProvident Corp. (l)                                                               10             168
  XL Capital Ltd.                                                                        5             339
                                                                                                    16,112
INTERNET - 1.0%
  eBay Inc. (b)                                                                         41           1,529
  Monster Worldwide Inc. (b)                                                             4             113
  Symantec Corp.                                                                        24             509
  Yahoo! Inc. (b)                                                                       45           1,519
                                                                                                     3,670
IRON & STEEL - 0.2%
  Allegheny Technologies Inc.                                                            3              67
  Nucor Corp.                                                                            5             307
  United States Steel Corp.                                                              4             197
                                                                                                       571
LEISURE TIME - 0.5%
  Brunswick Corp.                                                                        3             157
  Carnival Corp.                                                                        18             924
  Harley Davidson Inc.                                                                  10             571
  Sabre Holdings Corp.                                                                   4              90
                                                                                                     1,742
LODGING - 0.4%
  Harrah's Entertainment Inc. (l)                                                        4             239
  Hilton Hotels Corp.                                                                   13             292
  Marriott International Inc. - Class A (l)                                              7             474
  Starwood Hotels & Resorts Worldwide Inc.                                               7             430
                                                                                                     1,435
MACHINERY - 0.5%
  Caterpillar Inc.                                                                      12           1,060
  Cummins Inc. (l)                                                                       2             109
  Deere & Co.                                                                            8             560
  Rockwell Automation Inc.                                                               6             350
                                                                                                     2,079
MANUFACTURING - 6.0%
  3M Co.                                                                                26           2,247
  Cooper Industries Ltd. - Class A                                                       3             221
  Danaher Corp.                                                                         10             516
  Dover Corp.                                                                            7             260
  Eastman Kodak Co. (l)                                                                 10             316
  Eaton Corp.                                                                            5             337
  General Electric Capital Co.                                                         359          12,936
  Honeywell international Inc.                                                          29           1,069
  Illinois Tool Works Inc.                                                               9             849
  Ingersoll-Rand Co. - Class A                                                           6             465
  ITT Industries Inc.                                                                    3             286
  Leggett & Platt Inc.                                                                   7             190
  Pall Corp.                                                                             4             118
  Parker-Hannifin Corp.                                                                  4             247
  Textron Inc.                                                                           5             348
  Tyco International Ltd.                                                               68           2,306
                                                                                                    22,711
MEDIA - 3.7%
  Clear Channel Communications Inc.                                                     18             633
  Comcast Corp - Class A (b)                                                            75           2,533
  Dow Jones & Co. Inc. (l)                                                               3             103
  Gannett Co. Inc.                                                                       9             681
  Knight-Ridder Inc.                                                                     3             176
  Mcgraw-Hill Cos. Inc.                                                                  6             565
  Meredith Corp.                                                                         1              68
  New York Times Co. - Class A (l)                                                       5             183
  News Corp. Inc.                                                                       98           1,651
  Time Warner Inc. (b)                                                                 156           2,733
  Tribune Co.                                                                           11             425
  Univision Communications Inc. - Class A (b) (l)                                       10             273
  Viacom Inc. - Class B                                                                 58           2,013
  Walt Disney Co.                                                                       69           1,993
                                                                                                    14,030
MINING - 0.6%
  Alcoa Inc.                                                                            29             896
  Freeport-Mcmoran Copper & Gold Inc. (l)                                                6             242
  Newmont Mining Corp. (l)                                                              15             631
  Phelps Dodge Corp.                                                                     3             331
                                                                                                     2,100
OFFICE & BUSINESS EQUIPMENT - 0.2%
  Pitney Bowes Inc.                                                                      8             353
  Xerox Corp. (b)                                                                       32             492
                                                                                                       845
OIL & GAS PRODUCERS - 7.4%
  Amerada Hess Corp. (l)                                                                 3             291
  Anadarko Petroleum Corp.                                                               8             612
  Apache Corp.                                                                          11             672
  Burlington Resources Inc.                                                             13             660
  ChevronTexaco Corp.                                                                   71           4,160
  ConocoPhillips                                                                        24           2,538
  Devon Energy Corp.                                                                    16             780
  EOG Resources Inc.                                                                     8             389
  Exxon Mobil Corp.                                                                    216          12,899
  Kerr-McGee Corp. (l)                                                                   6             431
  Marathon Oil Corp.                                                                    12             550
  Nabors Industries Ltd. (b)                                                             5             299
  Noble Corp.                                                                            5             260
  Occidental Petroleum Corp.                                                            13             959
  Rowan Cos. Inc.                                                                        3              96
  Sunoco Inc.                                                                            2             248
  Transocean Inc. (b)                                                                   11             561
  Unocal Corp.                                                                           9             567
  Valero Energy Corp.                                                                    9             630
  XTO Energy Inc.                                                                       12             385
                                                                                                    27,987
OIL & GAS SERVICES - 0.8%
  Baker Hughes Inc.                                                                     11             510
  BJ Services Co. (l)                                                                    5             278
  Halliburton Co.                                                                       17             728
  National Oilwell Varco Inc. (b)                                                        6             266
  Schlumberger Ltd.                                                                     20           1,410
                                                                                                     3,192
PACKAGING & CONTAINERS - 0.1%
  Ball Corp.                                                                             4             157
  Bemis Co.                                                                              4             111
  Pactiv Corp. (b)                                                                       5             113
  Sealed Air Corp.                                                                       3             148
                                                                                                       529
PHARMACEUTICALS - 5.8%
  Abbott Laboratories                                                                   53           2,463
  Allergan Inc. (l)                                                                      4             310
  AmerisourceBergen Corp.                                                                4             219
  Bristol-Myers Squibb Co.                                                              66           1,686
  Cardinal Health Inc.                                                                  15             817
  Caremark Rx Inc. (b)                                                                  15             609
  Eli Lilly & Co.                                                                       38           1,998
  Express Scripts Inc. (b)                                                               3             220
  Forest Laboratories Inc.                                                              12             459
  Gilead Sciences Inc.                                                                  15             526
  Hospira Inc. (b)                                                                       5             168
  King Pharmaceuticals Inc. (b)                                                          7              58
  Medco Health Solutions Inc. (b)                                                        9             461
  Merck & Co. Inc.                                                                      75           2,422
  Mylan Laboratories Inc. (l)                                                            9             159
  Pfizer Inc.                                                                          253           6,643
  Schering-Plough Corp.                                                                 49             893
  Watson Pharmaceuticals Inc. (b) (l)                                                    3             103
  Wyeth                                                                                 45           1,912
                                                                                                    22,126
PIPELINES - 0.2%
  Dynegy Inc. - Class A (b) (l)                                                         12              46
  El Paso Corp. (l)                                                                     21             225
  Kinder Morgan Inc.                                                                     4             298
  Williams Cos. Inc.                                                                    19             353
                                                                                                       922
REAL ESTATE - 0.5%
  Apartment Investment & Management Co.                                                  3             123
  Archstone-Smith Trust                                                                  6             218
  Equity Office Properties Trust                                                        14             411
  Equity Residential Properties Trust                                                    9             299
  ProLogis                                                                               6             232
  Simon Property Group Inc.                                                              7             452
                                                                                                     1,735
RETAIL - 6.4%
  Autonation Inc. (b)                                                                    9             164
  Autozone Inc. (b) (l)                                                                  2             197
  Bed Bath & Beyond Inc. (b)                                                            10             371
  Best Buy Co. Inc.                                                                     10             549
  Big Lots Inc. (b)                                                                      3              36
  Circuit City Stores Inc.                                                               6              96
  Costco Wholesale Corp.                                                                16             693
  CVS Corp.                                                                             13             708
  Darden Restaurants Inc.                                                                5             156
  Dillard's Inc. - Class A                                                               3              67
  Dollar General Corp.                                                                  11             237
  Family Dollar Stores Inc.                                                              6             174
  Federated Department Stores Inc. (l)                                                   6             356
  Gap Inc.                                                                              25             545
  Home Depot Inc.                                                                       74           2,846
  JC Penney Co. Inc.                                                                    10             501
  Kohl's Corp. (b)                                                                      11             576
  Lowe's Cos. Inc.                                                                      26           1,493
  Limited Brands                                                                        13             325
  May Department Stores Co.                                                             10             368
  McDonald's Corp.                                                                      43           1,342
  Nordstrom Inc.                                                                         5             257
  Office Depot Inc.                                                                     11             237
  OfficeMax Inc.                                                                         3             109
  RadioShack Corp.                                                                       5             134
  Sears Holdings Corp.                                                                   2             310
  Staples Inc.                                                                          17             527
  Starbucks Corp. (b)                                                                   13             692
  Target Corp.                                                                          30           1,516
  Tiffany & Co.                                                                          5             161
  TJX Cos. Inc.                                                                         16             399
  Toys "R" US Inc. (b)                                                                   7             177
  Walgreen Co.                                                                          35           1,536
  Wal-Mart Stores Inc.                                                                 115           5,751
  Wendy's International Inc.                                                             4             155
  Yum! Brands Inc.                                                                      10             509
                                                                                                    24,270
SAVINGS & LOANS - 0.5%
  Golden West Financial Corp.                                                           10             599
  Sovereign Bancorp. Inc.                                                               13             281
  Washington Mutual Inc.                                                                30           1,169
                                                                                                     2,049
SEMICONDUCTORS - 3.0%
  Advanced Micro Devices, Inc. (b) (l)                                                  13             205
  Altera Corp. (b)                                                                      13             250
  Analog Devices Inc.                                                                   13             457
  Applied Materials Inc.                                                                57             922
  Applied Micro Circuits Corp. (b)                                                       8              25
  Broadcom Corp. - Class A (b)                                                          10             296
  Freescale Semiconductor Inc. (b)                                                      14             235
  Intel Corp.                                                                          211           4,907
  Kla-Tencor Corp. (b) (l)                                                               7             305
  Linear Technology Corp.                                                               10             385
  LSI Logic Corp. (b)                                                                   12              67
  Maxim Integrated Products                                                             11             452
  Micron Technology Inc. (b) (l)                                                        21             216
  National Semiconductor Corp.                                                          12             244
  Novellus Systems Inc. (b) (l)                                                          4             116
  Nvidia Corp. (b)                                                                       6             136
  PMC - Sierra Inc. (b)                                                                  5              46
  Qlogic Corp. (b)                                                                       3             126
  Teradyne Inc. (b)                                                                      6              86
  Texas Instruments Inc.                                                                58           1,488
  Xilinx Inc.                                                                           11             333
                                                                                                    11,297
SOFTWARE - 4.1%
  Adobe Systems Inc.                                                                     8             553
  Autodesk Inc.                                                                          8             233
  Automatic Data Processing Inc.                                                        19             875
  BMC Software Inc. (b)                                                                  7             111
  Citrix Systems Inc. (b)                                                                6             140
  Computer Associates International Inc.                                                18             488
  Compuware Corp. (b)                                                                   12              86
  Electronic Arts Inc.                                                                  10             538
  First Data Corp.                                                                      28           1,088
  Fiserv Inc. (b)                                                                        6             255
  IMSHealth Inc.                                                                         8             189
  Intuit Inc. (b) (l)                                                                    6             262
  Mercury Interactive Corp. (b) (l)                                                      3             129
  Microsoft Corp.                                                                      343           8,286
  Novell Inc. (b)                                                                       12              70
  Oracle Corp. (b)                                                                     152           1,900
  Parametric Technology Corp.                                                           10              55
  Siebel Systems Inc. (b)                                                               17             160
  Veritas Software Corp. (b)                                                            14             333
                                                                                                    15,751
TELECOMMUNICATIONS - 2.7%
  Alltel Corp.                                                                          10             557
  AT&T Corp. (l)                                                                        27             508
  BellSouth Corp.                                                                       62           1,632
  CenturyTel Inc.                                                                        5             151
  Citizens Communications Co. (l)                                                       12             150
  Qwest Communications International Inc. (b)                                           62             228
  SBC Communications Inc.                                                              112           2,653
  Sprint Corp. (l)                                                                      50           1,140
  Verizon Communications Inc.                                                           94           3,331
                                                                                                    10,350
TELECOMMUNICATIONS EQUIPMENT - 1.5%
  ADC Telecommunications Inc. (b)                                                       24              48
  Andrew Corp. (b)                                                                       5              58
  Avaya Inc. (b)                                                                        16             190
  Ciena Corp. (b)                                                                       16              28
  Cisco Systems Inc. (b)                                                               219           3,921
  Comverse Technology Inc. (b)                                                           7             167
  Corning Inc. (b) (l)                                                                  48             532
  JDS Uniphase Corp. (b) (l)                                                            48              81
  Lucent Technologies Inc.                                                             150             413
  Scientific-Atlanta Inc.                                                                5             148
  Tellabs Inc. (b)                                                                      16             115
                                                                                                     5,701
TEXTILES - 0.1%
  Cintas Corp.                                                                           5             211


TOBACCO - 1.4%
  Altria Group Inc.                                                                     70           4,584
  Reynolds American Inc. (l)                                                             4             318
  UST Inc.                                                                               6             291
                                                                                                     5,193
TOYS & HOBBIES - 0.1%
  Hasbro Inc.                                                                            6             126
  Mattel Inc.                                                                           14             302
                                                                                                       428
TRANSPORTATION - 1.6%
  Burlington Northern Santa Fe Corp.                                                    13             681
  CSX Corp.                                                                              7             303
  FedEx Corp.                                                                           10             959
  Norfolk Southern Corp.                                                                14             503
  Ryder System Inc.                                                                      2              80
  Union Pacific Corp.                                                                    9             616
  United Parcel Service Inc.                                                            38           2,763
                                                                                                     5,905
WIRELESS TELECOMMUNICATIONS - 1.2%
  Motorola Inc.                                                                         83           1,244
  Nextel Communications Inc. (b)                                                        38           1,086
  Qualcomm Inc.                                                                         56           2,045
                                                                                                     4,375

  Total Common Stocks (cost $332,523)                                                              366,448
SHORT TERM INVESTMENTS - 9.1%
MONEY MARKET FUNDS - 3.4%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                  12,754          12,754

SECURITIES LENDING COLLATERAL - 5.5%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                            20,989          20,989


U.S. TREASURY BILLS - 0.2%
  U.S. Treasury Bill, 2.71%, 06/09/05 (m)                                              770             766

  Total Short Term Investments (cost $34,509)                                                       34,509
TOTAL INVESTMENTS - 105.4% (COST $367,032)                                                         400,957
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (5.4)%                                                        (20,727)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $380,230
-----------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
COMMON STOCKS - 98.0%
ADVERTISING - 0.5%
  Advo Inc.                                                                              5            $183
  APAC Customer Services Inc. (b)                                                        2               2
  Catalina Marketing Corp.                                                               9             225
  Greenfield Online Inc. (b)                                                             1              20
  Marchex Inc. - Class B (b) (l)                                                         1              11
  RH Donnelley Corp. (b)                                                                 4             219
  Sitel Corp. (b)                                                                        9              17
  Valuevision Media Inc. (b)                                                             3              34
  Ventiv Health Inc. (b)                                                                 3              78
                                                                                                       789
AEROSPACE & DEFENSE - 1.3%
  AAR Corp. (b)                                                                          5              73
  Armor Holdings Inc. (b)                                                                5             179
  BE Aerospace Inc. (b)                                                                  9             110
  Curtiss-Wright Corp.                                                                   4             200
  DRS Technologies Inc. (b)                                                              4             163
  Ducommun Inc. (b)                                                                      1              21
  EDO Corp.                                                                              2              74
  Engineered Support Systems Inc.                                                        4             198
  Esterline Technologies Inc. (b)                                                        4             138
  GenCorp Inc.                                                                           8             159
  Heico Corp.                                                                            3              65
  Heico Corp. - Class A                                                                  -               2
  Herley Industries Inc. (b)                                                             2              32
  Innovative Solutions & Support Inc. (b)                                                1              35
  Kaman Corp. - Class A                                                                  4              49
  Moog Inc. - Class A (b)                                                                4             199
  MTC Technologies Inc. (b)                                                              1              40
  Orbital Sciences Corp. (b) (l)                                                         8              82
  Sequa Corp. - Class A (b)                                                              1              52
  Teledyne Technologies Inc. (b)                                                         5             169
  Titan Corp. (b)                                                                       14             254
  Triumph Group Inc. (b)                                                                 3             101
  United Industrial Corp.                                                                2              46
                                                                                                     2,441
AGRICULTURE - 0.2%
  Alico Inc. (b)                                                                         1              28
  Delta & Pine Land Co                                                                   6             171
  Maui Land & Pinapple Co. Inc. (b)                                                      1              25
  Tejon Ranch Co. (b)                                                                    1              53
                                                                                                       277
AIRLINES - 0.5%
  Airtran Holdings Inc. (b)                                                             14             129
  Alaska Air Group Inc. (b)                                                              5             134
  America West Holdings Corp. - Class B (b) (l)                                          5              30
  Continental Airlines Inc. (b) (l)                                                     11             130
  Delta Air Lines Inc. (b) (l)                                                          17              68
  ExpressJet Holdings Inc. (b)                                                           6              74
  FLYi Inc. (b)                                                                          6               8
  Frontier Airlines Inc. (b)                                                             7              68
  MAIR Holdings Inc. (b)                                                                 1               9
  Mesa Air Group Inc. (b) (l)                                                            6              39
  Northwest Airlines Corp. (b) (l)                                                      12              79
  Pinnacle Airlines Corp. (b)                                                            3              30
  Rebublic Airways Holdings Inc. (b)                                                     1              11
  Skywest Inc.                                                                          10             182
                                                                                                       991
ALTERNATIVE ENERGY - 0.3%
  Danielson Holding Corp. (b)                                                            7             129
  FuelCell Energy Inc. (b) (l)                                                           7              69
  Headwaters Inc. (b) (l)                                                                6             183
  KFX Inc. (b) (l)                                                                       8             102
  Plug Power Inc. (b) (l)                                                                8              53
  Syntroleum Corp. (b)                                                                   5              55
                                                                                                       592
APPAREL - 1.0%
  Carter's Inc. (b)                                                                      1              44
  Cherokee Inc.                                                                          1              38
  Deckers Outdoor Corp. (b) (l)                                                          1              53
  DHB Industries Inc. (b)                                                                4              32
  Guess Inc. (b)                                                                         2              33
  Gymboree Corp. (b)                                                                     5              62
  Hampshire Group Ltd. (b)                                                               -               8
  Hartmarx Corp. (b)                                                                     4              35
  Kellwood Co.                                                                           5             133
  K-Swiss Inc. - Class A                                                                 4             145
  Oshkosh B'Gosh Inc. - Class A                                                          1              31
  Oxford Industries Inc.                                                                 2              81
  Perry Ellis International (b)                                                          1              16
  Phillips-Van Heusen                                                                    4             103
  Quicksilver Inc. (b)                                                                  10             285
  Russell Corp.                                                                          5              82
  Skechers USA Inc. - Class A (b)                                                        4              57
  Steven Madden Ltd. (b)                                                                 2              28
  Stride Rite Corp.                                                                      6              84
Warnaco Group Inc. (b)                                                                   7             178
  Weyco Group Inc.                                                                       -              20
  Wolverine World Wide Inc.                                                             10             214
                                                                                                     1,762
AUTO MANUFACTURERS - 0.1%
  ASV Inc. (b)                                                                           1              48
  Wabash National Corp.                                                                  5             124
                                                                                                       172
AUTO PARTS & EQUIPMENT - 0.8%
  Aftermarket Technology Corp. (b)                                                       2              30
  ArvinMeritor Inc. (l)                                                                 12             179
  Bandag Inc.                                                                            2              87
  Collins & Aikman Corp. (b) (l)                                                         6               7
  Commercial Vehicle Group Inc. (b)                                                      2              30
  Cooper Tire & Rubber Co.                                                              11             202
  Exide Technologies (b) (l)                                                             3              43
  Goodyear Tire & Rubber Co. (b) (l)                                                    25             338
  Hayes Lemmerz International Inc. (b)                                                   6              30
  Keystone Automotive Industries Inc. (b)                                                2              55
  Modine Manufacturing Co.                                                               4             119
  Noble International Ltd.                                                               1              20
  Raytech Corp. (b)                                                                      2               3
  Sports Resorts International Inc. (b) (l)                                              1               3
  Standard Motor Products Inc.                                                           2              21
  Strattec Security Corp. (b)                                                            1              36
  Superior Industries International Inc.                                                 4              94
  Tenneco Automotive Inc. (b)                                                            7              83
  Visteon Corp.                                                                         22             124
                                                                                                     1,504
BANKS - 7.6%
  1st Source Corp.                                                                       2              36
  ABC Bancorp.                                                                           2              31
  Alabama National Bancorp.                                                              2             131
  Amcore Financial Inc.                                                                  4             115
  AmericanWest Bancorp. (b)                                                              1              29
  Arrow Financial Corp.                                                                  1              38
  Associated Bancorp.                                                                    1              38
  Bancfirst Corp.                                                                        -              33
  Bancorp Inc. (b)                                                                       1              20
  Bancorpsouth Inc.                                                                     13             266
  BancTrust Financial Group Inc.                                                         1              27
  Bank Mutual Corp.                                                                     12             141
  Bank of Granite Corp.                                                                  2              36
  Bank of The Ozarks Inc.                                                                2              53
  Banner Corp.                                                                           2              47
  Boston Private Financial Holdings Inc.                                                 4             103
  Bryn Mawr Bancorp.                                                                     1              23
  Camden National Corp.                                                                  1              41
  Capital City Bank Group Inc.                                                           1              58
  Capital Corp of the West                                                               1              40
  Capital Crossing Bank (b)                                                              1              23
  Capitol Bancorp. Ltd.                                                                  2              51
  Cascade Bancorp.                                                                       3              52
  Cathay General Bancorp.                                                                7             229
  Cavalry Bancorp. Inc.                                                                  -               6
  Center Financial Corp.                                                                 1              24
  Central Coast Bancorp. (b)                                                             2              29
  Central Pacific Financial Corp.                                                        5             152
  Century Bancorp. Inc. - Class A                                                        -              11
  Chemical Financial Corp.                                                               4             132
  Chittenden Corp.                                                                       8             201
  Citizens Banking Corp.                                                                 7             212
  City Bank                                                                              1              43
  City Holdings Co.                                                                      3              84
  Coastal Financial Corp.                                                                2              33
  CoBiz Inc.                                                                             2              38
  Columbia Bancorp.                                                                      1              27
  Columbia Banking System Inc.                                                           2              55
  Community Bank (l)                                                                     1              10
  Community Bank System Inc.                                                             4              98
  Community Banks Inc.                                                                   2              46
  Community Trust Bancorp. Inc.                                                          2              59
  Corus Bankshares Inc.                                                                  3             121
  CVB Financial Corp.                                                                    7             135
  East-West Bancorp. Inc.                                                                8             308
  Eurobancshares Inc. (b)                                                                1              20
  Exchange National Bancshares Inc.                                                      1              15
  Farmers Capital Bancorp.                                                               1              30
  Financial Institutions Inc.                                                            1              27
  First Bancorp.                                                                         6             241
  First Bancorp.                                                                         2              40
  First Busey Corp.                                                                      2              40
  First Charter Corp.                                                                    5             106
  First Citizens Bancorp. (l)                                                            -               9
  First Citizens Bank - Class A                                                          1             154
  First Commonwealth Financial Corp.                                                    12             160
  First Community Bancorp.                                                               2              90
  First Community Bancshares Inc.                                                        2              44
  First Financial Bancorp.                                                               6             101
  First Financial Bankshares Inc.                                                        2             103
  First Financial Corp.                                                                  2              66
  First Indiana Corp.                                                                    2              45
  First Merchants Corp.                                                                  3              79
  First Midwest Bancorp. Inc.                                                            8             253
  First Oakbrook Bancshares Inc.                                                         1              32
  First of Long Island Corp.                                                             1              24
  First Republic Bank                                                                    3             106
  First State Bancorp.                                                                   3              44
  FNB Corp.                                                                              1              30
  FNB Corp. (l)                                                                          8             161
  Foothill Independent Bancorp.                                                          1              13
  Frontier Financial Corp.                                                               3              97
  GB&T Bancshares Inc.                                                                   2              32
  German American Bancorp.                                                               2              24
  Glacier Bancorp. Inc.                                                                  4             121
  Gold Banc Corp Inc.                                                                    6              89
  Great Southern Bancorp. Inc.                                                           2              59
  Greater Bay Bancorp.                                                                   9             209
  Greater Community Bancorp.                                                             -               -
  Greene County Bancshares (l)                                                           1              18
  Hancock Holding Co.                                                                    5             152
  Hanmi Financial Corp.                                                                  5              80
  Harleysville National Corp.                                                            4              91
  Heartland Financial USA Inc.                                                           1              30
  Iberiabancorp.                                                                         1              63
  Independent Bancorp.                                                                   5             159
Integra Bancorp.                                                                         3              58
  Interchange Financial Services Co.                                                     3              48
  International Bancshares Corp.                                                         -               2
  Irwin Financial Corp.                                                                  3              64
  Lakeland Bancorp. Inc.                                                                 3              41
  Lakeland Financial Corp.                                                               1              34
  Macatawa Bancorp.                                                                      2              53
  Main Street Banks Inc.                                                                 2              62
  MainSource Financial Group Inc.                                                        1              32
  MB Financial Inc.                                                                      3             118
  MBT Financial Corp.                                                                    2              47
  Mercantile Bancorp.                                                                    1              49
  Mid-State Bancshares                                                                   4             107
  Midwest Banc Holdings Inc.                                                             2              31
  Nara Bancorp. Inc.                                                                     3              43
  National Bankshares Inc. (l)                                                           -              20
  National Penn Bancshares Inc.                                                          6             137
  NBC Capital Corp. (l)                                                                  1              26
  NBT Bancorp. Inc.                                                                      5             120
  Oak Hill Financial Inc.                                                                1              20
  Old National Bancorp.                                                                 12             235
  Old Second Bancorp. Inc.                                                               2              62
  Omega Financial Corp.                                                                  2              54
  Oriental Financial Group                                                               3              70
  Pacific Capital Bancorp.                                                               8             227
  Park National Corp.                                                                    2             271
  Peapack Gladstone Financial Corp.                                                      1              32
  Pennrock Financial Services Corp.                                                      1              47
  Penns Woods Bancorp. Inc.                                                              -              18
  Peoples Bancorp. Inc.                                                                  2              42
  Peoples Holding Co.                                                                    2              55
  Placer Sierra Bancshares                                                               1              23
  Privatebancorp Inc.                                                                    3              82
  Prosperity Bancshares Inc.                                                             3              69
  Provident Bankshares Corp.                                                             5             178
  Republic Bancorp. Inc.                                                                12             160
  Republic Bancorp. Inc. - Class A                                                       1              28
  R-G Financial Corp.                                                                    5             146
  Riggs National Corp.                                                                   3              57
  Royal Bancshares of Pennsylvania - Class A                                             1              13
  S&T Bancorp. Inc.                                                                      4             139
  Sandy Spring Bancorp. Inc.                                                             2              72
  Santander Bancorp.                                                                     1              22
  SCBT Financial Corp.                                                                   1              36
  Seacoast Banking Corp.                                                                 2              34
  Security Bancorp.                                                                      1              33
  Shore Bancshares Inc.                                                                  1              23
  Signature Bank (b)                                                                     1              24
  Silicon Valley Bancshares (b)                                                          6             259
  Simmons First National Corp. - Class A                                                 2              57
  Smithtown Bancorp. Inc. (l)                                                            1              22
  Southern Community Financial Corp. (l)                                                 2              21
  Southside Bancshares Inc.                                                              2              33
  Southwest Bancorp. Inc.                                                               11             210
  Southwest Bancorp. Inc.                                                                2              29
  State Bancorp. Inc.                                                                    1              31
  State Financial Services Corp.                                                         1              33
  Sterling Bancorp. - NYS                                                                3              62
  Sterling Bancshares Inc.                                                               8             108
  Sterling Financial Corp.                                                               4              96
  Suffolk Bancorp.                                                                       2              59
  Sun Bancorp. Inc. (b)                                                                  1              33
  Susquehanna Bancshares Inc.                                                            8             189
  SY Bancorp. Inc.                                                                       2              42
  Taylor Capital Group Inc.                                                              1              16
  Texas Capital Bancshares Inc. (b)                                                      3              71
  Texas Regional Bancshares Inc. - Class A                                               7             199
  Tompkins Trustco Inc.                                                                  1              57
  Trico Bancshares                                                                       2              36
  Trustco Bancorp. NY                                                                   12             143
  Trustmark Corp.                                                                        8             229
  UMB Financial Corp.                                                                    2             137
  Umpqua Holdings Corp.                                                                  7             171
  Union Bankshares Corp.                                                                 1              42
  United Bankshares Inc.                                                                 6             209
  United Community Banks Inc.                                                            4             106
  Univest Corp.                                                                          1              48
  Unizan Financial Corp.                                                                 4              93
  USB Holding Co Inc.                                                                    2              39
  Virginia Commerce Bancorp. (b)                                                         1              28
  Virginia Financial Group Inc.                                                          1              34
  Washington Trust Bancorp. Inc.                                                         2              62
  WesBanco Inc.                                                                          3              84
  West Bancorp. Inc.                                                                     2              42
  West Coast Bancorp.                                                                    2              58
  Westamerica Bancorp.                                                                   5             264
  Western Sierra Bancorp. (b)                                                            1              33
  Wilshire Bancorp. Inc. (l)                                                             2              26
  Wintrust Financial Corp.                                                               3             164
  Yardville National Bancorp.                                                            1              41
                                                                                                    13,822
BEVERAGES - 0.1%
  Boston Beer Company Inc. - Class A (b)                                                 1              29
  Coca-Cola Bottling Co.                                                                 1              36
  Farmer Brothers Co.                                                                    1              27
  Hansen Natural Corp. (b)                                                               1              60
  National Beverage Corp. (b)                                                            1               6
  Peets Coffee & Tea Inc. (b)                                                            2              45
                                                                                                       203
BIOTECHNOLOGY - 1.6%
  Aksys Ltd. (b) (l)                                                                     1               3
  Alexion Pharmaceuticals Inc. (b)                                                       4              93
  Applera Corp. - Celera Genomics Group (b)                                             12             126
  Ariad Pharmaceuticals Inc. (b)                                                        10              54
  Avant Immunotherapeutics Inc. (b)                                                     12              19
  Axonyx Inc. (b)                                                                        8               9
  Barrier Therapeutics Inc. (b)                                                          1              15
  Biocryst Pharmaceuticals Inc. (b) (l)                                                  2              11
  Bio-Rad Laboratories Inc. - Class A (b)                                                3             141
  Cambrex Corp.                                                                          4              93
  CancerVax Corp. (b) (l)                                                                2              16
  Cell Genesys Inc. (b) (l)                                                              7              30
  Ciphergen Biosystems Inc. (b)                                                          3               8
  Corgentech Inc. (b) (l)                                                                1               2
  CuraGen Corp. (b) (l)                                                                  7              27
  Curis Inc. (b)                                                                         7              25
  Cytogen Corp. (b) (l)                                                                  3              15
  Cytokinetics Inc. (b)                                                                  1               7
  deCODE Genetics Inc. (b)                                                               7              41
  Digene Corp. (b)                                                                       2              46
  Diversa Corp. (b)                                                                      4              18
  Encysive Pharmaceuticals Inc. (b)                                                      9              92
  Enzo Biochem Inc. (b)                                                                  4              58
  Enzon Pharmaceuticals Inc. (b)                                                         7              71
  Exelixis Inc. (b)                                                                     10              68
  Genaera Corp. (b)                                                                      9              20
  Gene Logic Inc. (b)                                                                    4              12
  Genelabs Technologies (b)                                                             12               7
  Genencor International Inc. (b)                                                        1              22
  Geron Corp. (b) (l)                                                                    7              42
  GTX Inc. (b) (l)                                                                       1               8
  Harvard Bioscience Inc. (b)                                                            1               2
  Human Genome Sciences Inc. (b) (l)                                                    22             200
  Illumina Inc. (b)                                                                      5              36
  Immunogen Inc. (b)                                                                     6              29
  Immunomedics Inc. (b) (l)                                                              7              16
  Incyte Corp. (b)                                                                      11              75
  Integra LifeSciences Holdings Corp. (b)                                                3             116
  InterMune Inc. (b)                                                                     5              58
  Keryx Biopharmaceuticals Inc. (b)                                                      3              44
  Kosan Biosciences Inc. (b)                                                             3              12
  Lexicon Genetics Inc. (b)                                                             12              59
  Lifecell Corp. (b)                                                                     4              39
  Marshall Edwards Inc. (b) (l)                                                          1               7
  Maxim Pharmaceuticals Inc. (b)                                                         4               7
  Maxygen Inc. (b)                                                                       3              29
  Momenta Pharmaceuticals Inc. (b) (l)                                                   1               8
  Myogen Inc. (b)                                                                        3              23
  Myriad Genetics Inc. (b) (l)                                                           5              92
  Nanogen Inc. (b) (l)                                                                   7              25
  Neose Technologies Inc. (b)                                                            5              13
  Northfield Laboratories Inc. (b) (l)                                                   4              46
  Oscient Pharmaceuticals Corp. (b) (l)                                                  9              22
  Peregrine Pharmaceuticals Inc. (b)                                                    22              33
  Praecis Pharmaceuticals Inc. (b)                                                       7               7
  Regeneration Technologies Inc. (b)                                                     4              36
  Regeneron Pharmaceuticals Inc. (b)                                                     6              31
  Seattle Genetics Inc. (b)                                                              5              24
  Serologicals Corp. (b)                                                                 5             134
  SuperGen Inc. (b)                                                                      7              36
  Telik Inc. (b)                                                                         9             130
  Tercica Inc. (b) (l)                                                                   1               6
  Third Wave Technologies Inc. (b)                                                       5              28
  Transkaryotic Therapies Inc. (b)                                                       5             119
  Vertex Pharmaceuticals Inc. (b)                                                       13             120
                                                                                                     2,861
BUILDING MATERIALS - 1.2%
  Aaon Inc. (b)                                                                          1              21
  Apogee Enterprises Inc.                                                                5              67
  Comfort Systems USA Inc. (b)                                                           7              52
  Drew Industries Inc. (b)                                                               1              44
  Eagle Materials Inc.                                                                   3             253
  Elkcorp                                                                                3             123
  Genlyte Group Inc. (b)                                                                 2             184
  Interline Brands Inc.                                                                  2              29
  Lennox International Inc.                                                              7             157
  LSI Industries Inc.                                                                    3              32
  NCI Building Systems Inc. (b)                                                          3             133
  Simpson Manufacturing Co. Inc.                                                         6             189
  Texas Industries Inc.                                                                  4             191
  Trex Company Inc. (b)                                                                  2              75
  Universal Forest Products Inc.                                                         3             100
  US Concrete Inc. (b)                                                                   3              21
  USG Corp. (b) (l)                                                                      5             181
  York International Corp.                                                               7             272
                                                                                                     2,124
CHEMICALS - 2.8%
  Aceto Corp.                                                                            4              26
  Airgas Inc.                                                                           10             241
  Albemarle Corp.                                                                        6             214
  American Vanguard Corp.                                                                1              40
  Arch Chemicals Inc.                                                                    4             112
  Cabot Microelectronics Corp. (b)                                                       4             126
  Crompton Corp.                                                                        19             279
  Cytec Industries Inc.                                                                  6             349
  Ferro Corp.                                                                            7             132
  FMC Corp. (b)                                                                          6             321
  Georgia Gulf Corp.                                                                     5             220
  Great Lakes Chemical Corp.                                                             8             272
  HB Fuller Co.                                                                          5             139
  Hercules Inc. (b)                                                                     18             266
  Kronos Worldwide Inc.                                                                  -              21
  MacDermid Inc.                                                                         4             142
  Minerals Technologies Inc. (l)                                                         3             224
  Mosaic Co. (b)                                                                        21             360
  Newmarket Corp. (b)                                                                    2              40
  NL Industries (b)                                                                      1              26
  Octel Corp.                                                                            2              36
  Olin Corp.                                                                            12             258
  OM Group Inc. (b)                                                                      5             144
  Omnova Solutions Inc. (b)                                                              6              32
  PolyOne Corp. (b)                                                                     15             137
  Quaker Chemical Corp.                                                                  1              24
  Schulman A Inc.                                                                        5              83
  Sensient Technologies Corp.                                                            8             163
  Solutia Inc.                                                                           9              12
  Spartech Corp.                                                                         4              79
  Stepan Co.                                                                             1              20
  Symyx Technologies (b)                                                                 5             101
  Terra Industries Inc. (b) (l)                                                          8              64
  UAP Holding Corp. (b)                                                                  4              71
  Valhi Inc.                                                                             1              29
  Wellman Inc.                                                                           5              79
  Westlake Chemical Corp.                                                                2              61
  WR Grace & Co. (b)                                                                    11              91
                                                                                                     5,034
COMMERCIAL SERVICES - 4.2%
  Aaron Rents Inc.                                                                       6             123
  ABM Industries Inc.                                                                    6             118
  ACE Cash Express Inc. (b)                                                              1              32
  Administaff Inc.                                                                       3              47
  Advance America Cash Advance Centers Inc.                                              9             144
  Advisory Board Co. (b)                                                                 3             128
  Albany Molecular Research Inc. (b)                                                     4              37
  Alderwoods Group Inc. (b)                                                              7              85
  American Healthcare Services Inc. (b)                                                  2              28
  Arbitron Inc.                                                                          5             221
  Banta Corp.                                                                            4             172
  Bowne & Co.Inc. (l)                                                                    6              89
  Bright Horizons Family Solutions Inc. (b)                                              5             153
  CDI Corp.                                                                              2              46
  Central Parking Corp.                                                                  3              48
  Century Business Services Inc. (b)                                                    10              41
  Charles River Associates Inc. (b)                                                      2              83
  Chemed Corp.                                                                           2             159
  Clark Inc.                                                                             3              39
  Coinstar Inc. (b)                                                                      4              83
  Consolidated Graphics Inc. (b)                                                         2              97
  Cornell Cos. Inc. (b)                                                                  2              25
  Corrections Corp. (b)                                                                  6             226
  Corvel Corp. (b)                                                                       1              20
  Costar Group Inc. (b)                                                                  3              97
  CPI Corp.                                                                              1              14
  Cross Country Healthcare Inc. (b)                                                      4              64
  DiamondCluster International Inc. - Class A (b)                                        4              60
  Dollar Thrifty Automotive Group (b)                                                    4             141
  Educate Inc. (b)                                                                       3              36
  Electro Rent Corp. (b)                                                                 3              39
  Euronet Worldwide Inc. (b)                                                             4             109
  Exponent Inc. (b)                                                                      1              22
  First Advantage Corp. - Class A (b)                                                    1              13
  First Consulting Group Inc. (b)                                                        2              11
  Forrester Research Inc. (b)                                                            2              28
  FTI Consulting Inc. (b)                                                                7             142
  Gartner Inc. - Class A (b)                                                            10             100
  Geo Group Inc. (b)                                                                     1              38
  Gevity HR Inc.                                                                         4              77
  Greg Manning Auctions Inc. (b) (l)                                                     1              11
  Healthcare Services Group                                                              3              63
  Heidrick & Struggles International Inc. (b)                                            3             105
  Hooper Holmes Inc.                                                                     9              33
  Hudson Highland Group Inc. (b)                                                         3              59
  Huron Consulting Group Inc. (b)                                                        1              21
  Insurance Auto Auctions Inc. (b)                                                       1              38
  Integrated Electrical Services Inc. (b) (l)                                            4              12
  Interactive Data Corp. (b)                                                             6             120
  Intersections Inc. (b)                                                                 1              16
  iPayment Inc. (b)                                                                      2              75
  Jackson Hewitt Tax Service Inc.                                                        6             133
  Kelly Services Inc. - Class A                                                          3              81
  Kforce Inc. (b)                                                                        4              42
  Korn/Ferry International (b)                                                           5              94
  Labor Ready Inc. (b)                                                                   7             130
  Landauer Inc.                                                                          1              70
  Learning Tree International Inc. (b)                                                   1              18
  Lecg Corp. (b)                                                                         2              41
  MAXIMUS Inc.                                                                           3             100
  Mcgrath Rentcorp.                                                                      3              77
  Medical Staffing Network Holdings Inc. (b)                                             2              13
  Midas Inc. (b)                                                                         3              58
  Monro Muffler Inc. (b)                                                                 1              37
  MPS Group Inc. (b)                                                                    18             185
  Navigant Consulting Co. (b)                                                            8             210
  NCO Group Inc. (b)                                                                     4              83
  Parexel International Corp. (b)                                                        4              98
  PDI Inc. (b)                                                                           1              25
  PRA International (b)                                                                  1              35
  Pre-Paid Legal Services Inc. (l)                                                       2              53
  PRG-Schultz International Inc. (b)                                                     6              31
  Princeton Review Inc. (b)                                                              2              13
  Proxymed Inc. (b)                                                                      1               9
  QC Holdings Inc. (b)                                                                   1              12
  Quanta Services Inc. (b)                                                              11              87
  Rent-Way Inc. (b)                                                                      4              31
  Resources Connection Inc. (b)                                                          8             163
  Rewards Network Inc. (b)                                                               3              10
  Rollins Inc.                                                                           5              90
  SFBC International Inc. (b)                                                            2              69
  Sotheby's Holdings Inc. - Class A (b)                                                  8             130
  Source Interlink Cos. Inc. (b)                                                         3              36
  SOURCECORP Inc. (b)                                                                    2              50
  Spherion Corp. (b)                                                                    10              77
  Startek Inc.                                                                           2              30
  Stewart Enterprises Inc. - Class A (b)                                                18             112
  Strayer Education Inc.                                                                 2             274
  TeleTech Holdings Inc. (b)                                                             6              78
  TNS Inc. (b)                                                                           1              13
  United Rentals Inc.                                                                    7             146
  Universal Technical Institute Inc. (b)                                                 2              85
  Valassis Communications Inc. (b)                                                       9             302
  Vertrue Inc. (b)                                                                       1              34
  Volt Information Sciences Inc. (b)                                                     1              35
  Watson Wyatt & Co. Holdings                                                            5             148
  Wright Express Corp.                                                                   6              96
                                                                                                     7,532
COMPUTERS - 2.9%
  3D Systems Corp. (b)                                                                   -               3
  Advanced Digital Information Corp. (b)                                                10              83
  Agilysis Inc.                                                                          4              86
  Ansoft Corp. (b)                                                                       1              29
  Anteon International Corp. (b)                                                         4             174
  BISYS Group Inc. (b)                                                                  20             314
  Brocade Communications Systems Inc. (b)                                               43             256
  CACI International Inc. (b)                                                            5             269
  Carreker Corp. (b)                                                                     3              16
  Catapult Communications Corp. (b)                                                      1              21
  Ciber Inc. (b)                                                                         9              64
  Covansys Corp. (b)                                                                     3              51
  Cray Inc. (b)                                                                         14              37
  Cyberguard Corp. (b)                                                                   2              19
  Digimarc Corp. (b)                                                                     2              14
  Dot Hill Systems Corp. (b)                                                             8              45
  Echelon Corp. (b)                                                                      5              37
  Electronics for Imaging Inc. (b)                                                       9             161
  Factset Research Systems Inc.                                                          5             168
  Gateway Inc.                                                                          37             151
  Hutchinson Technology Inc. (b)                                                         4             151
  iGate Corp. (b)                                                                        3              12
  Imation Corp.                                                                          6             205
  InFocus Corp. (b)                                                                      6              35
  Integral Systmes Inc.                                                                  1              26
  Intergraph Corp. (b)                                                                   5             154
  InterVoice Inc. (b)                                                                    6              67
  Iomega Corp. (b)                                                                       9              39
  Kanbay International Inc. (b)                                                          1              23
  Komag Inc. (b)                                                                         4              97
  Kronos Inc. (b)                                                                        5             265
  LaserCard Corp. (b) (l)                                                                2               8
  Lexar Media Inc. (b) (l)                                                              12              60
  Magma Design Automation Inc. (b)                                                       4              47
  Manhattan Associates Inc. (b)                                                          5             105
  Maxwell Technologies Inc. (b)                                                          2              15
  McData Corp. - Class A (b) (l)                                                        19              70
  Mentor Graphics Corp. (b)                                                             13             175
  Mercury Computer Systems Inc. (b)                                                      3              93
  Micros Systems Inc. (b)                                                                5             197
  Mobility Electronics Inc. (b)                                                          5              31
  MTS Systems Corp.                                                                      3              97
  Ness Technologies Inc. (b)                                                             2              25
  Netscout Systems Inc. (b)                                                              3              15
  Overland Storage Inc. (b)                                                              2              33
  PalmOne Inc. (b) (l)                                                                   7             179
  Pec Solutions Inc. (b)                                                                 2              23
  Perot Systems Corp. (b)                                                               13             171
  Pomeroy IT Solutions Inc. (b)                                                          1              13
  Quantum Corp. (b)                                                                     28              83
  Radiant Systems Inc. (b)                                                               1              13
  Radisys Corp. (b)                                                                      3              42
  SI International Inc. (b)                                                              1              28
  Silicon Graphics Inc. (b) (l)                                                         44              52
  Silicon Storage Technology Inc. (b)                                                   13              50
  SimpleTech Inc. (b)                                                                    3              11
  SRA International Inc. (b)                                                             2             131
  Stratasys Inc. (b)                                                                     1              41
  SYKES Enterprises Inc. (b)                                                             4              25
  Synaptics Inc. (b)                                                                     4              85
  Synplicity Inc. (b)                                                                    2               9
  Syntel Inc.                                                                            1              20
  Talx Corp.                                                                             3              64
  Tier Technologies Inc. - Class B (b)                                                   3              19
  Transact Technologies Inc. (b)                                                         1              12
  Tyler Technologies Inc. (b)                                                            6              47
  Xybernaut Corp. (b) (l)                                                               19               8
                                                                                                     5,169
COSMETICS & PERSONAL CARE - 0.2%
  Chattem Inc. (b)                                                                       3             122
  Elizabeth Arden Inc. (b)                                                               4              87
  Inter Parfums Inc.                                                                     1               9
  Revlon Inc. - Class A (b)                                                             25              72
                                                                                                       290
DISTRIBUTION & WHOLESALE - 0.9%
  Advanced Marketing Services Inc.                                                       2              13
  Aviall Inc. (b)                                                                        4             113
  Beacon Roofing Supply Inc. (b)                                                         2              53
  Brightpoint Inc. (b)                                                                   3              54
  Building Material Holding Corp.                                                        2              95
  Central European Distribution Corp. (b)                                                2              69
  Handleman Co.                                                                          4              71
  LKQ Corp. (b)                                                                          2              44
  Navarre Corp. (b) (l)                                                                  3              26
  Nuco2 Inc. (b)                                                                         1              37
  Owens & Minor Inc.                                                                     7             180
  ScanSource Inc. (b)                                                                    2             105
  SCP Pool Corp. (l)                                                                     9             282
  United Stationers Inc. (b)                                                             6             255
  Watsco Inc.                                                                            4             152
  WESCO International Inc. (b)                                                           3              94
                                                                                                     1,643
DIVERSIFIED FINANCIAL SERVICES - 1.3%
  Accredited Home Lenders Holding Co. (b)                                                3              92
  Advanta Corp. - Class B                                                                3              78
  Affiliated Managers Group Inc. (b)                                                     4             252
  Archipelago Holdings Inc. (b)                                                          2              28
  Asset Acceptance Capital Corp. (b)                                                     1              23
  Asta Funding Inc.                                                                      1              30
  BKF Capital Group Inc.                                                                 1              44
  Calamos Asset Management Inc.                                                          4             101
  CharterMac Inc.                                                                        7             159
  Cohen & Steers Inc.                                                                    1              17
  Collegiate Funding Services LLC (b)                                                    1              19
  CompuCredit Corp. (b)                                                                  3              85
  Credit Acceptance Corp. (b)                                                            2              31
  Encore Capital Group Inc. (b)                                                          2              26
  Espeed Inc. - Class A (b)                                                              4              38
  Federal Agricultural Mortgage Corp. - Class C                                          1              20
  Financial Federal Corp.                                                                3             100
  Gabelli Asset Management Inc. - Class A                                                1              45
  Greenhill & Co Inc.                                                                    1              29
  Investment Technology Group Inc. (b)                                                   7             128
  Knight Trading Group Inc. (b)                                                         19             187
  LaBranche & Co. Inc. (b) (l)                                                           9              84
  Ladenburg Thalmann Financial Services Inc. (l)                                         1               1
  MarketAxess Holdings Inc. (b)                                                          1               9
  Marlin Business Services Inc. (b)                                                      1              16
  Metris Cos. Inc. (b)                                                                   5              60
  National Financial Partners Corp.                                                      6             222
  Nelnet Inc. - Class A (b)                                                              1              41
  optionsXpress Holdings Inc.                                                            2              37
  Piper Jaffray Cos. (b)                                                                 3             118
  Portfolio Recovery Associates Inc. (b)                                                 2              67
  Sanders Morris Harris Group Inc.                                                       2              32
  Stifel Financial Corp. (b)                                                             1              24
  SWS Group Inc.                                                                         2              37
  TradeStation Group Inc. (b)                                                            3              17
  United Panam Financial Corp. (b)                                                       1              16
  World Acceptance Corp. (b)                                                             3              65
                                                                                                     2,378
ELECTRIC - 1.7%
  Aquila Inc. (b)                                                                       38             146
  Avista Corp.                                                                           8             142
  Black Hills Corp.                                                                      5             179
  Calpine Corp. (b) (l)                                                                 74             208
  Central Vermont Public Service Corp.                                                   2              43
  CH Energy Group Inc.                                                                   3             117
  Cleco Corp.                                                                            8             170
  CMS Energy Corp. (b) (l)                                                              32             422
  Duquesne Light Holdings Inc. (l)                                                      13             228
  El Paso Electric Co. (b)                                                               8             152
  Empire District Electric Co.                                                           4              97
  Idacorp Inc.                                                                           7             197
  MGE Energy Inc.                                                                        3             111
  Ormat Technologies Inc.                                                                1              19
  Otter Tail Corp.                                                                       5             118
  PNM Resources Inc.                                                                    10             269
  Sierra Pacific Resources (b) (l)                                                      20             211
  UIL Holdings Corp.                                                                     2             103
  Unisource Energy Corp.                                                                 6             177
                                                                                                     3,109
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  Advanced Energy Industries Inc. (b)                                                    4              40
  American Superconductor Corp. (b)                                                      5              45
  Artesyn Technologies Inc.                                                              6              52
  Belden CDT Inc. (l)                                                                    8             175
  C&D Technologies Inc.                                                                  4              41
  Capstone Turbine Corp. (b)                                                            15              23
  Cherokee International Corp. (b)                                                       1               8
  Color Kinetics Inc. (b)                                                                1               6
  Encore Wire Corp. (b)                                                                  3              28
  Energy Conversion Devices Inc. (b) (l)                                                 3              74
  EnerSys Manufactures Inc. (b)                                                          2              25
  General Cable Corp. (b)                                                                6              78
  GrafTech International Ltd. (b)                                                       16              93
  Intermagnetics General Corp. (b)                                                       5             115
  Littelfuse Inc. (b)                                                                    4             108
  Magnetek Inc.                                                                          3              17
  Medis Technologies Ltd. (b) (l)                                                        2              28
  Powell Industries Inc. (b)                                                             1              22
  Power-One Inc. (b)                                                                    10              49
  Rayovac Corp. (b)                                                                      8             342
  Research Frontiers Inc. (b) (l)                                                        1               6
  Ultralife Batteries Inc. (b)                                                           2              36
  Universal Display Corp. (b)                                                            3              21
  Valence Technology Inc. (b) (l)                                                       10              29
  Vicor Corp.                                                                            3              30
  Wilson Greatbatch Technologies Inc. (b)                                                4              66
                                                                                                     1,557
ELECTRONICS - 2.5%
  Analogic Corp.                                                                         2              84
  BEI Technologies Inc.                                                                  2              43
  Bel Fuse Inc. - Class B                                                                2              58
  Benchmark Electronics Inc. (b)                                                         7             218
  Brady Corp. - Class A                                                                  6             197
  California Micro Devices Corp. (b)                                                     3              16
  Checkpoint Systems Inc. (b)                                                            6             103
  Coherent Inc. (b)                                                                      5             171
  CTS Corp.                                                                              6              81
  Cubic Corp.                                                                            2              45
  Cyberoptics Corp. (b)                                                                  1              14
  Cymer Inc. (b)                                                                         6             164
  Daktronics Inc. (b)                                                                    2              52
  DDi Corp. (b) (l)                                                                      4              10
  Dionex Corp. (b)                                                                       3             169
  Electro Scientific Industries Inc. (b)                                                 4              86
  Excel Technology Inc. (b)                                                              2              45
  Faro Technologies Inc. (b)                                                             2              38
  FEI Co. (b) (l)                                                                        4              94
  Identix Inc. (b)                                                                      14              70
  II-VI Inc. (b)                                                                         4              66
  Itron Inc. (b)                                                                         4             106
  Keithley Instruments Inc.                                                              2              29
  Kemet Corp. (b)                                                                       15             113
  Lecroy Corp. (b)                                                                       1              21
  Measurement Specialties Inc. (b)                                                       2              37
  Merix Corp. (b)                                                                        3              37
  Methode Electronics Inc.                                                               6              68
  Metrologic Instruments Inc. (b)                                                        2              43
  Molecular Devices Corp. (b)                                                            3              49
  Multi-fineline Electronix Inc. (b)                                                     1              16
  OSI Systems Inc. (b)                                                                   2              39
  Park Electrochemical Corp.                                                             3              59
  Paxar Corp. (b)                                                                        6             124
  Photon Dynamics Inc. (b)                                                               3              53
  Planar Systems Inc. (b)                                                                2              20
  Plexus Corp. (b)                                                                       7              78
  RAE Systems Inc. (b)                                                                   5              16
  Rofin-sinar Technologies Inc. (b)                                                      2              77
  Rogers Corp. (b)                                                                       3             106
  SBS Technologies Inc. (b)                                                              2              25
  Sonic Solutions Inc. (b)                                                               3              43
  Spatialight Inc. (b) (l)                                                               4              18
  Stoneridge Inc. (b)                                                                    3              37
  Sypris Solutions Inc.                                                                  1              11
  Taser International Inc. (b) (l)                                                       8              97
  Technitrol Inc.                                                                        6              95
  Thomas & Betts Corp. (b)                                                              10             317
  Trimble Navigation Ltd. (b)                                                            8             285
  TTM Technologies Inc. (b)                                                              7              70
  Varian Inc. (b)                                                                        6             221
  Viisage Technology Inc. (b)                                                            5              15
  Watts Water Technologies Inc.                                                          4             130
  Woodhead Industries Inc.                                                               2              29
  Woodward Governor Co.                                                                  2             116
  X-Rite Inc.                                                                            3              48
  Zygo Corp. (b)                                                                         3              40
                                                                                                     4,512
ENGINEERING & CONSTRUCTION - 0.6%
  Dycom Industries Inc. (b)                                                              8             180
  EMCOR Group Inc. (b)                                                                   2             115
  Granite Construction Inc.                                                              5             142
  Infrasource Services Inc. (b)                                                          1              16
  Insituform Technologies Inc. - Class A (b)                                             4              64
  Layne Christensen Co. (b)                                                              2              26
  Perini Corp. (b)                                                                       1              15
  The Shaw Group Inc. (b)                                                               11             231
  URS Corp. (b)                                                                          5             151
  Washington Group International Inc. (b)                                                4             183
                                                                                                     1,123
ENTERTAINMENT - 1.1%
  Alliance Gaming Corp. (b) (l)                                                          8              81
  Argosy Gaming Co. (b)                                                                  4             198
  Bluegreen Corp. (b)                                                                    3              32
  Carmike Cinemas Inc.                                                                   1              45
  Championship Auto Racing Teams Inc. (b)                                                1               -
  Churchill Downs Inc.                                                                   1              51
  Dover Downs Gaming & Entertainment Inc.                                                2              19
  Dover Motorsports Inc.                                                                 3              13
  Empire Resorts Inc. (b)                                                                1               9
  Great Wolf Resorts Inc.                                                                3              72
  Isle of Capri Casinos Inc. (b)                                                         2              58
  Lakes Entertainment Inc. (b)                                                           2              43
  Macrovision Corp. (b)                                                                  8             187
  Magna Entertainment Corp. (b)                                                          6              39
  Neveda Gold & Casinos Inc. (b)                                                         1              15
  Penn National Gaming Inc. (b)                                                         11             313
  Pinnacle Entertainment Inc. (b)                                                        7             109
  Scientific Games Corp. - Class A (b)                                                  13             292
  Shuffle Master Inc. (b)                                                                6             170
  Six Flags Inc. (b)                                                                    15              61
  Speedway Motorsports Inc.                                                              2              89
  Steinway Musical Instruments (b)                                                       1              33
  Sunterra Corp. (b)                                                                     3              45
  Vail Resorts Inc. (b)                                                                  3              85
                                                                                                     2,059
ENVIRONMENTAL CONTROL - 0.5%
  Aleris International Inc. (b)                                                          4             110
  Calgon Carbon Corp.                                                                    6              49
  Casella Waste Systems Inc. (b)                                                         3              39
  Darling International Inc. (b)                                                        10              39
  Duratek Inc. (b)                                                                       2              32
  Metal Management Inc.                                                                  3              77
  Mine Safety Appliances Co.                                                             3             135
  Tetra Tech Inc. (b)                                                                    9             114
  TRC Cos. Inc. (b)                                                                      1              19
  Waste Connections Inc. (b)                                                             8             280
                                                                                                       894
FOOD - 1.2%
  American Italian Pasta Co. (l)                                                         3              75
  Arden Group Inc - Class A                                                              -              18
  Cal-Maine Foods Inc. (l)                                                               2              17
  Chiquita Brands International Inc.                                                     7             182
  Corn Products International Inc.                                                      12             317
  Flowers Foods Inc.                                                                     6             167
  Gold Kist Inc. (b)                                                                     2              35
  Hain Celestial Group Inc. (b)                                                          4              75
  Ingles Markets Inc. - Class A                                                          1              19
  J&J Snack Foods Corp.                                                                  1              48
  John B. Sanfilippo & Son (b)                                                           1              23
  Lance Inc.                                                                             4              66
  M&F Worldwide Corp. (b)                                                                1              19
  MGP Ingredients Inc.                                                                   1              10
  Monterey Gourmet Foods Inc. (b)                                                        1               4
  Nash Finch Co.                                                                         2              79
  Pathmark Stores Inc. (b)                                                               5              29
  Performance Food Group Co. (b)                                                         8             216
  Ralcorp Holdings Inc.                                                                  5             231
  Ruddick Corp.                                                                          5             124
  Sanderson Farms Inc.                                                                   2              76
  Seaboard Corp.                                                                         -              61
  The Great Atlantic & Pacific Tea Co. (b) (l)                                           2              36
  United Natural Foods Inc. (b)                                                          6             183
  Weis Markets Inc.                                                                      2              66
  Wild Oats Markets Inc. (b)                                                             5              54
                                                                                                     2,230
FOREST PRODUCTS & PAPER - 0.5%
  Buckeye Technologies Inc. (b)                                                          5              51
  Caraustar Industries Inc. (b)                                                          5              61
  Deltic Timber Corp.                                                                    2              67
Longview Fibre Co.                                                                       8             155
  Pitt Glatfelter Co.                                                                    5              68
  Pope & Talbot Inc.                                                                     3              47
  Potlatch Corp.                                                                         5             233
  Rock-Tenn Co. - Class A                                                                5              62
  Schweitzer-Mauduit International Inc.                                                  2              83
  Wausau-Mosinee Paper Corp.                                                             8             109
                                                                                                       936
GAS - 1.6%
  Atmos Energy Corp. (l)                                                                13             344
  Cascade Natural Gas Corp.                                                              2              33
  Energen Corp.                                                                          6             401
  EnergySouth Inc.                                                                       1              28
  Laclede Group Inc.                                                                     3              96
  New Jersey Resources Corp.                                                             5             202
  Nicor Inc. (l)                                                                         7             271
  Northwest Natural Gas Co.                                                              5             167
  Peoples Energy Corp.                                                                   6             264
  Piedmont Natural Gas Co.                                                              13             293
  South Jersey Industries Inc.                                                           2             133
  Southern Union Co. (b)                                                                14             357
  Southwest Gas Corp.                                                                    6             141
  WGL Holdings Inc.                                                                      8             251
                                                                                                     2,981
HAND & MACHINE TOOLS - 0.5%
  Baldor Electric Co.                                                                    6             143
  Franklin Electric Company Inc.                                                         3              99
  Kennametal Inc.                                                                        6             287
  Lincoln Electric Holdings                                                              6             170
  Milacron Inc. (b)                                                                      6              19
  Regal-Beloit Corp.                                                                     4             114
                                                                                                       832
HEALTHCARE - 5.7%
  Abaxis Inc. (b)                                                                        3              24
  Abiomed Inc. (b) (l)                                                                   2              25
  Advanced Medical Optics Inc. (b) (l)                                                   6             217
  Advanced Neuromodulation Systems Inc. (b) (l)                                          3              93
  Align Technology Inc. (b) (l)                                                          8              52
  Alliance Imaging Inc. (b)                                                              2              19
  Amedisys Inc. (b)                                                                      2              70
  America Service Group Inc. (b)                                                         2              38
  American Healthways Inc. (b)                                                           5             160
  American Medical Systems Holdings Inc. (b)                                             8             140
  AMERIGROUP Corp. (b)                                                                   8             301
  Amsurg Corp. (b)                                                                       5             130
  Animas Corp. (b)                                                                       1              12
  Apria Healthcare Group Inc.                                                            8             267
  Arrow International Inc.                                                               3             107
  Arthrocare Corp. (b)                                                                   3              99
  Aspect Medical Systems Inc. (b)                                                        2              45
  Beverly Enterprises Inc. (b) (l)                                                      18             222
  Biolase Technology Inc. (l)                                                            3              25
  Bio-Reference Labs Inc. (b)                                                            1              18
  Biosite Inc. (b) (l)                                                                   2             116
  BioVeris Corp. (b)                                                                     3              17
  Bruker BioSciences Corp. (b)                                                           3               9
  Candela Corp. (b)                                                                      3              26
  Cardiac Science Inc. (b)                                                              11              12
  Cardiodynamics International Corp. (b)                                                 5              15
  Centene Corp. (b)                                                                      7             202
  Cepheid Inc. (b)                                                                       7              64
  Cerus Corp. (b)                                                                        2               5
  Closure Medical Corp. (b)                                                              1              28
  Conceptus Inc. (b)                                                                     5              35
  Conmed Corp. (b)                                                                       5             150
  CTI Molecular Imaging Inc. (b)                                                         5             108
  Cyberonics Inc. (b)                                                                    3             128
  Datascope Corp.                                                                        2              57
  Diagnostic Products Corp.                                                              4             176
  DJ Orthopedics Inc. (b)                                                                3              74
  Encore Medical Corp. (b)                                                               6              33
  EPIX Pharmaceuticals Inc. (b)                                                          3              23
  Exactech Inc. (b)                                                                      1              15
  E-Z-Em Inc. (b)                                                                        1              12
  Foxhollow Technologies Inc. (b) (l)                                                    1              20
  Genesis Healthcare Corp. (b)                                                           3             143
  Gentiva Health Services Inc. (b)                                                       4              68
  Haemonetics Corp. (b)                                                                  3             134
  Hanger Orthopedic Group Inc. (b)                                                       3              20
  Hologic Inc. (b)                                                                       3             106
  ICU Medical Inc. (b)                                                                   2              57
  Immucor Inc. (b)                                                                       7             224
  Immunicon Corp. (b)                                                                    1               5
  Intralase Corp. (b)                                                                    1              20
  Intuitive Surgical Inc. (b)                                                            6             252
  Invacare Corp.                                                                         4             195
  Inverness Medical Innovations Inc. (b)                                                 2              49
  Ivax Diagnostics Inc. (b)                                                              1               4
  Kensey Nash Corp. (b) (l)                                                              2              42
  Kindred Healthcare Inc. (b)                                                            4             157
  Kyphon Inc. (b)                                                                        4             100
  LabOne Inc. (b)                                                                        3              94
  Laserscope (b)                                                                         3              96
  LCA-Vision Inc.                                                                        2              82
  Lifeline Systems Inc. (b)                                                              2              59
  LifePoint Hospitals Inc. (b)                                                           6             269
  Luminex Corp. (b)                                                                      4              29
  Magellan Health Services Inc. (b)                                                      4             148
  Matria Healthcare Inc. (b)                                                             3              78
  Medcath Corp. (b)                                                                      1              26
  Medical Action Industries Inc. (b)                                                     1              23
  Mentor Corp.                                                                           7             226
  Merge Technologies Inc. (b)                                                            2              30
  Merit Medical Systems Inc. (b)                                                         4              44
  Micro Therapeutics Inc. (b)                                                            2               9
  Microtek Medical Holdings Inc. (b)                                                     6              21
  Microvision Inc. (b) (l)                                                               3              16
  Molina Healthcare Inc. (b)                                                             2              79
  National Healthcare Corp.                                                              1              38
  Novoste Corp. (b)                                                                      1               1
  NuVasive Inc. (b)                                                                      1              12
  Oakley Inc.                                                                            3              40
  OCA Inc. (b) (l)                                                                       6              27
  Odyssey Healthcare Inc. (b)                                                            6              71
  Option Care Inc.                                                                       2              43
  Orasure Technologies Inc. (b)                                                          7              49
  Orthologic Corp. (b)                                                                   6              29
  Orthovita Inc. (b)                                                                     7              24
  Palatin Technologies Inc. (b)                                                          8              19
  Palomar Medical Technologies Inc. (b)                                                  2              51
  Pediatrix Medical Group Inc. (b)                                                       4             253
  PolyMedica Corp.                                                                       5             149
  Possis Medical Inc. (b)                                                                2              21
  Province Healthcare Co. (b)                                                            7             179
  PSS World Medical Inc. (b)                                                            11             129
  Psychiatric Solutions Inc. (b)                                                         2             104
  Quest Diagnostics Inc.                                                                 -               2
  Quidel Corp. (b)                                                                       5              18
  Radiation Therapy Services Inc. (b)                                                    1              15
  Radiologix Inc. (b)                                                                    1               3
  RehabCare Group Inc. (b)                                                               3              81
  Res-Care Inc. (b)                                                                      3              37
  Sierra Health Services Inc. (b) (l)                                                    4             243
  Sonic Innovations Inc. (b)                                                             3              18
  SonoSite Inc. (b)                                                                      3              65
  Specialty Laboratories Inc. (b)                                                        1              12
  Stereotaxis Inc. (b)                                                                   1               7
  Steris Corp. (b)                                                                      12             293
  Sunrise Senior Living Inc. (b)                                                         3             126
  SurModics Inc. (b)                                                                     2              75
  Sybron Dental Specialties Inc. (b)                                                     6             230
  Symbion Inc. (b)                                                                       1              26
  Techne Corp. (b)                                                                       7             276
  ThermoGenesis Corp. (b)                                                                7              35
  Thoratec Corp. (b)                                                                     7              86
  TriPath Imaging Inc. (b)                                                               5              33
  United Surgical Partners International Inc. (b)                                        5             208
  Urologix Inc. (b)                                                                      2              10
  Ventana Medical Systems Inc. (b)                                                       4             166
  Viasys Healthcare Inc. (b)                                                             5              96
  VistaCare Inc. - Class A (b)                                                           2              36
  Visx Inc. (b)                                                                          8             191
  Vital Signs Inc.                                                                       1              34
  Vnus Medical Technologies Inc. (b) (l)                                                 1              10
  WellCare Health Plans Inc. (b)                                                         2              47
  West Pharmaceutical Services Inc.                                                      5             120
  Wright Medical Group Inc. (b)                                                          4             107
  Young Innovations Inc.                                                                 1              32
  Zila Inc. (b)                                                                          8              32
  Zoll Medical Corp. (b)                                                                 1              34
                                                                                                    10,337
HOLDING COMPANIES - DIVERSIFIED - 0.1%
  Resource America Inc. - Class A                                                        2              83
  Walter Industries Inc.                                                                 4             167
                                                                                                       250
HOME BUILDERS - 1.0%
  Beazer Homes USA Inc. (l)                                                              7             340
  Brookfield Homes Corp.                                                                 2             102
  Champion Enterprises Inc. (b)                                                         12             112
  Coachmen Industries Inc.                                                               2              30
  Dominion Homes Inc. (b)                                                                1               9
  Fleetwood Enterprises Inc. (b) (l)                                                     9              74
  Levitt Corp. - Class A                                                                 2              62
  M/I Homes Inc.                                                                         2              98
  Meritage Homes Corp. (b)                                                               4             208
  Modtech Holdings Inc. (b)                                                              1               6
  Monaco Coach Corp.                                                                     4              72
  Orleans Homebuilders Inc.                                                              -               7
  Palm Harbor Homes Inc. (b) (l)                                                         1              23
  Skyline Corp.                                                                          1              45
  Technical Olympic USA Inc.                                                             1              43
  Thor Industries Inc.                                                                   6             181
  WCI Communities Inc. (b)                                                               5             164
  William Lyon Homes Inc. (b)                                                            1              51
  Winnebago Industries (l)                                                               4             137
                                                                                                     1,764
HOME FURNISHINGS - 0.5%
  American Woodmark Corp.                                                                2              64
  Applica Inc. (b)                                                                       3              15
  Bassett Furniture Industries Inc.                                                      2              33
  Digital Theater Systems Inc. (b)                                                       3              49
  Ethan Allen Interiors Inc.                                                             6             176
  Furniture Brands International Inc.                                                    8             181
  Hooker Furniture Corp.                                                                 1              20
  Kimball International Inc. - Class B                                                   3              48
  La-Z-boy Inc. (l)                                                                      9             119
  Salton Inc. (b) (l)                                                                    -               -
  Stanley Furniture Co. Inc.                                                             1              40
  Tempur-Pedic International Inc. (b)                                                    3              56
  Tivo Inc. (b) (l)                                                                      7              34
  Universal Electronics Inc. (b)                                                         2              37
                                                                                                       872
HOUSEHOLD PRODUCTS - 1.2%
  American Greetings Corp. (l)                                                          11             269
  Blyth Inc.                                                                             5             153
  Central Garden & Pet Co. (b)                                                           3             119
  CSS Industries Inc.                                                                    1              41
  Ennis Inc.                                                                             4              71
  Jarden Corp. (b)                                                                       4             201
  John H. Harland Co.                                                                    5             163
  Libbey Inc.                                                                            2              49
  Lifetime Hoan Corp.                                                                    1              20
  National Presto Industries Inc.                                                        1              35
  Playtex Products Inc. (b)                                                              6              53
  Russ Berrie & Co. Inc.                                                                 1              22
  Standard Register Co.                                                                  2              23
  Toro Co.                                                                               4             335
  Tupperware Corp.                                                                       9             179
  Water Pik Technologies Inc. (b)                                                        1              28
  WD-40 Co.                                                                              3              96
  Yankee Candle Co. Inc. (b)                                                             8             263
                                                                                                     2,120
INSURANCE - 2.4%
  21st Century Insurance Group                                                           3              47
  Affirmative Insurance Holdings Inc.                                                    1              21
  Alfa Corp.                                                                             5              76
  American Equity Investment Life Holding Co. (l)                                        3              41
  American Physicians Capital Inc. (b)                                                   1              49
  AmerUs Group Co.                                                                       7             307
  Argonaut Group Inc. (b)                                                                4              81
  Baldwin & Lyons Inc. - Class B                                                         1              34
  Bristol West Holdings Inc.                                                             2              36
  Ceres Group Inc. (b)                                                                   5              25
  Citizens Inc. (b) (l)                                                                  5              27
  CNA Surety Corp. (b)                                                                   2              31
  Commerce Group Inc.                                                                    4             248
  Crawford & Co. - Class B                                                               2              12
  Delphi Financial Group                                                                 4             177
  Direct General Corp.                                                                   2              49
  Donegal Group Inc.                                                                     1              25
  EMC Insurance Group Inc.                                                               1              17
  Enstar Group Inc. (b)                                                                  1              33
  FBL Financial Group Inc.                                                               2              58
  Fidelity National Financial Inc.                                                       -               2
  First Acceptance Corp. (b)                                                             3              33
  FPIC Insurance Group Inc. (b)                                                          1              42
  Great American Financial Resource Inc.                                                 1              18
  Harleysville Group Inc.                                                                2              43
  Hilb Rogal & Hobbs Co.                                                                 5             178
  Horace Mann Educators Corp.                                                            7             128
  Independence Holding Co.                                                               1              11
  Infinity Property & Casualty Corp.                                                     3             105
  Kansas City Life Insurance Co.                                                         1              29
  LandAmerica Financial Group Inc.                                                       3             150
  Midland Co.                                                                            1              47
  National Western Life Insurance Co. (b)                                                -              63
  Navigators Group Inc. (b)                                                              1              46
  NYMAGIC Inc.                                                                           -              11
  Ohio Casualty Corp.                                                                   10             234
  Philadelphia Consolidated Holding Co. (b)                                              3             234
  Phoenix Cos. Inc. (l)                                                                 16             203
  PMA Capital Corp. (b)                                                                  4              35
  Presidential Life Corp.                                                                4              58
  ProAssurance Corp. (b)                                                                 4             172
  RLI Corp.                                                                              4             155
  Safety Insurance Group Inc.                                                            2              48
  Selective Insurance Group                                                              5             215
  State Auto Financial Corp.                                                             2              55
  Stewart Information Services Corp.                                                     3             101
  Tower Group Inc.                                                                       2              31
  Triad Guaranty Inc. (b)                                                                2              79
  UICI                                                                                   6             155
  United America Indemnity Ltd.                                                          1              20
  United Fire & Casualty Co.                                                             2              81
  Universal American Financial Corp. (b)                                                 5              78
  USI Holdings Corp. (b)                                                                 6              71
  Vesta Insurance Group Inc.                                                             5              17
  Zenith National Insurance Corp. (l)                                                    2              91
                                                                                                     4,433
INTERNET - 3.1%
  @ Road Inc. (b)                                                                        5              21
  1-800 Contacts Inc. (b)                                                                1              24
  1-800-FLOWERS.COM Inc. (b)                                                             3              26
  24/7 Real Media Inc. (b)                                                               4              14
  ActivCard Corp. (b)                                                                    7              43
  Agile Software Corp. (b)                                                               9              63
  Alloy Inc. (b) (l)                                                                     5              29
  answerthink Inc. (b)                                                                   6              26
  aQuantive Inc. (b)                                                                     8              90
  Ariba Inc. (b)                                                                        10              77
  Asiainfo Holdings Inc. (b)                                                             5              24
  Autobytel Inc. (b)                                                                     6              31
  Blue Coat Systems Inc. (b) (l)                                                         2              38
  Blue Nile Inc. (b) (l)                                                                 1              17
  Chordiant Software Inc. (b)                                                           11              19
  CMGI Inc. (b)                                                                         72             151
  CNET Networks Inc. (b) (l)                                                            21             201
  Corillian Corp. (b)                                                                    5              17
  Cybersource Corp. (b)                                                                  4              21
  Digital Insight Corp. (b)                                                              6              94
  Digital River Inc. (b)                                                                 6             175
  Digitas Inc. (b)                                                                      12             117
  DoubleClick Inc. (b)                                                                  19             146
  Drugstore.Com. (b)                                                                     6              16
  E.piphany Inc. (b)                                                                    12              41
  Earthlink Inc. (b)                                                                    22             198
  eCollege.com Inc. (b)                                                                  2              31
  Entrust Technologies Inc. (b)                                                         11              40
  Equinix Inc. (b)                                                                       2              68
  Eresearch Technology Inc. (b) (l)                                                      7              83
  F5 Networks Inc. (b) (l)                                                               6             310
  Findwhat.com (b)                                                                       4              44
  GSI Commerce Inc. (b)                                                                  3              46
  Harris Interactive Inc. (b)                                                            8              38
  Homestore.com Inc. (b) (l)                                                            17              38
  Infospace Inc. (b)                                                                     5             218
  INTAC International Inc. (b) (l)                                                       1              18
  Interchange Corp. (b) (l)                                                              1               7
  Internap Network Services Corp. (b) (l)                                               25              15
  Internet Capital Group Inc. (b)                                                        6              45
  Internet Security Systems Inc. (b)                                                     6             115
  Interwoven Inc. (b)                                                                    6              48
  Ipass Inc. (b)                                                                         7              46
  iVillage Inc. (b)                                                                      5              30
  j2 Global Communications Inc. (b)                                                      3             111
  Jupitermedia Corp. (b)                                                                 3              39
  Keynote Systems Inc. (b)                                                               2              28
  Kintera Inc. (b)                                                                       1               5
  Lionbridge Technologies Inc. (b)                                                       7              40
  Looksmart Ltd. (b)                                                                    15              13
  Matrixone Inc. (b)                                                                     8              37
  Motive Inc. (b)                                                                        1               8
  Neoforma Inc. (b)                                                                      2              13
  Net2phone Inc. (b)                                                                     5               8
  Netbank Inc.                                                                           7              60
  Netratings Inc. (b)                                                                    2              30
  NIC Inc. (b)                                                                           6              26
  Openwave Systems Inc. (b)                                                             11             139
  Opsware Inc. (b)                                                                       9              46
  Overstock.com Inc. (b) (l)                                                             2              80
  PC-Tel Inc. (b)                                                                        3              24
  Planetout Inc. (b)                                                                     1               8
  Portal Software Inc. (b)                                                               5              11
  Priceline.com Inc. (b) (l)                                                             4              99
  ProQuest Co. (b)                                                                       4             138
  Provide Commerce Inc. (b)                                                              1              20
  RealNetworks Inc. (b)                                                                 18             106
  Redback Networks Inc. (b)                                                              5              30
  Register.com (b)                                                                       2              14
  Rightnow Technologies Inc. (b) (l)                                                     1              11
  RSA Security Inc. (b)                                                                 12             185
  S1 Corp. (b)                                                                          11              77
  Sapient Corp. (b)                                                                     12              92
  Secure Computing Corp. (b)                                                             5              47
  Seebeyond Technology Corp. (b)                                                        10              31
  Sohu.com Inc. (b) (l)                                                                  4              64
  SonicWALLl Inc. (b)                                                                   10              52
  Stamps.com Inc. (b)                                                                    3              47
  Stellent Inc. (b)                                                                      3              25
  SupportSoft Inc. (b)                                                                   6              30
  Terremark Worldwide Inc. (b) (l)                                                      37              24
  Travelzoo Inc. (b) (l)                                                                 -              15
  Trizetto Group (b)                                                                     5              44
  Tumbleweed Communications Corp. (b)                                                    7              19
  United Online Inc. (b)                                                                 9              91
  Valueclick Inc. (b)                                                                   13             141
  Verity Inc. (b)                                                                        5              43
  Verso Technologies Inc. (b) (l)                                                       14               5
  Vignette Corp. (b)                                                                    48              63
  Vitria Technology Inc. (b)                                                             2               6
  WatchGuard Technologies (b)                                                            5              15
  WebEx Communications Inc. (b)                                                          5             106
  webMethods Inc. (b)                                                                    8              43
  Websense Inc. (b)                                                                      4             206
  WebSideStory Inc. (b)                                                                  1              11
  Zix Corp. (b) (l)                                                                      3              11
                                                                                                     5,596
INVESTMENT COMPANIES - 0.2%
  Apollo Investment Corp.                                                               10             175
  Ares Capital Corp.                                                                     2              28
  Capital Southwest Corp.                                                                -              32
  Gladstone Capital Corp.                                                                2              35
  Harris & Harris Group Inc. (b) (l)                                                     3              34
  MCG Capital Corp.                                                                      5              83
  NGP Capital Resources Co.                                                              3              45
                                                                                                       432
IRON & STEEL - 1.1%
  AK Steel Holding Corp. (b)                                                            18             201
  Allegheny Technologies Inc.                                                           16             382
  Carpenter Technology Corp.                                                             4             235
  Cleveland-Cliffs Inc.                                                                  4             258
  Gibraltar Industries Inc.                                                              4              84
  Oregon Stell Mills Inc. (b)                                                            6             127
  Reliance Steel & Aluminum Co.                                                          5             189
  Ryerson Tull Inc.                                                                      4              48
  Schnitzer Steel Industries Inc. - Class A                                              3             113
  Steel Dynamics Inc.                                                                    6             214
  Steel Technologies Inc.                                                                2              38
  Wheeling-Pittsburgh Corp. (b)                                                          2              47
                                                                                                     1,936
LEISURE TIME - 0.4%
  Ambassadors Group Inc.                                                                 1              45
  Ambassadors Internaitonal Inc.                                                         -               7
  Arctic Cat Inc.                                                                        2              59
  Callaway Golf Co. (l)                                                                 11             144
  Escalade Inc.                                                                          1              17
  K2 Inc. (b)                                                                            7              94
  Life Time Fitness Inc. (b)                                                             2              51
  Marine Products Corp.                                                                  2              36
  Multimedia Games Inc. (b)                                                              4              27
  Nautilus Group Inc.                                                                    5             111
  Navigant International Inc. (b) (l)                                                    2              27
  Pegasus Solutions Inc. (b)                                                             3              39
  WMS Industries Inc. (b) (l)                                                            3              90
                                                                                                       747
LODGING - 0.7%
  Ameristar Casinos Inc.                                                                 2             102
  Aztar Corp. (b)                                                                        6             166
  Boyd Gaming Corp.                                                                      8             395
  Gaylord Entertainment Co. (b)                                                          5             206
  La Quinta Corp. (b)                                                                   31             267
  Marcus Corp.                                                                           3              67
  MTR Gaming Group Inc. (b)                                                              3              43
                                                                                                     1,246
MACHINERY - 2.0%
  Albany International Corp.                                                             4             137
  Applied Industrial Tech Inc.                                                           4             118
  Astec Industries Inc. (b)                                                              2              49
  Bucyrus International Inc. - Class A                                                   2              82
  Cascade Corp.                                                                          2              61
  Cognex Corp.                                                                           7             166
  Flowserve Corp. (b)                                                                    9             235
  Gardner Denver Inc. (b)                                                                3             127
  Global Power Equipment Group (b)                                                       6              56
  Gorman-Rupp Co.                                                                        1              28
  IDEX Corp. (l)                                                                         8             336
  Intevac Inc. (b)                                                                       3              26
  JLG Industries Inc.                                                                    7             158
  Joy Global Inc.                                                                       13             446
  Kadant Inc. (b)                                                                        2              40
  Lindsay Manufacturing Co.                                                              2              41
  Manitowoc Co.                                                                          5             199
  Middleby Corp.                                                                         1              35
  NACCO Industries Inc.                                                                  1              75
  Nordson Corp.                                                                          4             165
  Presstek Inc. (b)                                                                      4              30
  Robbins & Myers Inc.                                                                   2              41
  Sauer-Danfoss Inc.                                                                     2              36
  Stewart & Stevenson Services Inc.                                                      5             104
  Tecumseh Products Co.                                                                  3             106
  Tennant Co.                                                                            1              49
  Terex Corp. (b)                                                                        8             355
  Thomas Industries Inc.                                                                 2              91
  UNOVA Inc. (b)                                                                         8             166
  Westinghouse Air Brake Technologies Corp.                                              7             137
                                                                                                     3,695
MANUFACTURING - 1.6%
  Actuant Corp. - Class A (b)                                                            4             195
  Acuity Brands Inc.                                                                     7             192
  Ameron International Corp.                                                             1              48
  AO Smith Corp.                                                                         3              83
  Applied Films Corp. (b)                                                                2              57
  Aptargroup Inc.                                                                        6             315
  Barnes Group Inc.                                                                      2              63
  Blount International Inc. (b)                                                          1              17
  Ceradyne Inc. (b)                                                                      4              87
  Clarcor Inc.                                                                           4             222
  CUNO Inc. (b)                                                                          3             149
  Enpro Industries Inc. (b)                                                              3              95
  Esco Technologies Inc. (b)                                                             2             173
  Federal Signal Corp.                                                                   8             119
  Flanders Corp. (b)                                                                     2              21
  Griffon Corp. (b) (l)                                                                  4              83
  Hexcel Corp. (b)                                                                       5              71
  Jacuzzi Brands Inc. (b)                                                               13             124
  Lancaster Colony Corp.                                                                 4             186
  Matthews International Corp. - Class A                                                 5             178
  Myers Industries Inc.                                                                  4              55
  Quixote Corp.                                                                          1              25
  Raven Industries Inc.                                                                  2              51
  Standex International Corp.                                                            2              56
  Sturm Ruger & Co. Inc.                                                                 3              22
  Tredegar Corp.                                                                         5              77
  Trinity Industries Inc. (l)                                                            6             172
                                                                                                     2,936
MEDIA - 1.3%
  4Kids Entertainment Inc. (b)                                                           2              47
  Beasley Broadcast Group Inc. - Class A (b)                                             1              15
  Charter Communications Inc. - Class A (b) (l)                                         44              71
  Courier Corp.                                                                          1              53
  Crown Media Holdings Inc. (b)                                                          2              20
  Cumulus Media Inc. - Class A (b)                                                       8             114
  Emmis Communications Corp. (b)                                                         8             159
  Entravision Communications Corp. (b)                                                   8              71
  Fisher Communications Inc. (b)                                                         1              56
  Gray Television Inc.                                                                   7             102
  Hollinger International Inc.                                                          10             106
  Insight Communications Co Inc. (b)                                                     7              87
  Journal Communications Inc. - Class A                                                  3              50
  Journal Register Co. (b)                                                               7             111
  Liberty Corp.                                                                          3             104
  Lin TV Corp. (b)                                                                       4              72
  Lodgenet Entertainment Corp. (b)                                                       2              39
  Martha Stewart Living Omnimedia (b) (l)                                                2              41
  Mediacom Communications Corp. (b)                                                     11              72
  Nexstar Broadcasting Group Inc. - Class A (b)                                          2              11
  Paxson Communications Corp. (b)                                                        6               4
  Playboy Enterprises - Class B (b) (l)                                                  3              37
  Primedia Inc. (b)                                                                     20              87
  Pulitzer Inc.                                                                          1              87
  Reader's Digest Association Inc. - Class A                                            16             285
  Regent Communications Inc. (b)                                                         5              28
  Saga Communications Inc. (b)                                                           2              40
  Salem Communications Corp. - Class A (b)                                               1              30
  Scholastic Corp. (b)                                                                   5             180
  Sinclair Broadcast Group Inc. - Class A                                                7              60
  Spanish Broadcasting System Inc. - Class A (b)                                         6              61
  Thomas Nelson Inc.                                                                     2              41
  Value Line Inc.                                                                        -               8
  World Wrestling Entertainment Inc.                                                     2              22
  Young Broadcasting Inc. (b)                                                            2              20
                                                                                                     2,391
METAL FABRICATION & HARDWARE - 0.7%
  CIRCOR International Inc.                                                              3              65
  Commercial Metals Co.                                                                 10             329
  Intermet Corp. (l)                                                                     1               -
  Kaydon Corp.                                                                           5             143
  Lawson Products Inc.                                                                   1              42
  Metals USA Inc. (b)                                                                    3              65
  Mueller Industries Inc.                                                                6             166
  NN Inc.                                                                                2              30
  NS Group Inc. (b)                                                                      3              99
  Penn Engineering & Manufacturing Corp.                                                 2              29
  Quanex Corp.                                                                           4             219
  Valmont Industries Inc.                                                                2              50
                                                                                                     1,237
MINING - 0.7%
  Alpha Natural Resources Inc.                                                           4             118
  Amcol International Corp.                                                              4              67
  Brush Engineered Materials Inc. (b)                                                    3              58
  Century Aluminum Co. (b)                                                               3              93
  Coeur d'Alene Mines Corp. (b)                                                         38             141
  Compass Minerals International Inc.                                                    3              66
  Foundation Coal Holdings Inc.                                                          3              75
  Hecla Mining Co. (b)                                                                  20             109
  Royal Gold Inc.                                                                        3              52
  RTI International Metals Inc. (b)                                                      4              85
  Stillwater Mining Co. (b)                                                              7              67
  Titanium Metals Corp. (b)                                                              1              36
  USEC Inc.                                                                             14             228
                                                                                                     1,195
OFFICE & BUSINESS EQUIPMENT - 0.1%
  General Binding Corp. (b)                                                              1              15
  Global Imaging System Inc. (b)                                                         4             133
  Imagistics International Inc. (b)                                                      3              94
                                                                                                       242
OFFICE FURNISHINGS - 0.1%
  Compx International Inc.                                                               -               7
  Interface Inc.                                                                         8              52
  Knoll Inc.                                                                             2              35
  Virco Manufacturing (b)                                                                1               5
                                                                                                        99
OIL & GAS PRODUCERS - 4.3%
  Atlas America Inc. (b) (l)                                                             -              11
  Atwood Oceanics Inc. (b)                                                               2             125
  Berry Petroleum Co. - Class A                                                          3             156
  Bill Barrett Corp. (b)                                                                 2              43
  Brigham Exploration Co. (b)                                                            5              42
  Cabot Oil & Gas Corp. - Class A                                                        5             301
  Callon Petroleum Co. (b)                                                               2              34
  Cheniere Energy Inc. (b)                                                               4             271
  Cimarex Energy Co. (b) (l)                                                             7             269
  Clayton Williams Energy Inc. (b)                                                       1              19
  Comstock Resources Inc. (b)                                                            6             161
  Crosstex Energy Inc.                                                                   -              18
  Delta Petroleum Corp. (b)                                                              3              47
  Denbury Resources Inc. (b) (l)                                                         9             319
  Edge Petroleum Corp. (b)                                                               3              45
  Encore Acquisition Co. (b)                                                             4             160
  Energy Partners Ltd. (b)                                                               4             103
  Forest Oil Corp. (b)                                                                   8             340
  Frontier Oil Corp.                                                                     4             162
  FX Energy Inc. (b) (l)                                                                 5              61
  Giant Industries Inc. (b)                                                              2              46
  Grey Wolf Inc. (b) (l)                                                                31             205
  Harvest Natural Resources Inc. (b)                                                     6              67
  Helmerich & Payne Inc.                                                                 8             332
  Holly Corp.                                                                            3             124
  Houston Exploration Co. (b)                                                            2             122
  KCS Energy Inc. (b)                                                                    8             126
  Magnum Hunter Resources Inc. (b)                                                      14             233
  McMoRan Exploration Co. (b) (l)                                                        3              59
  Meridian Resource Corp. (b)                                                            9              48
  Mission Resources Corp. (b)                                                            6              43
  Parker Drilling Co. (b)                                                               15              86
  Penn Virginia Corp.                                                                    3             135
  Petroleum Development Corp. (b)                                                        3             100
  Plains Exploration & Production Co. (b)                                               13             447
  Quicksilver Resources Inc. (b) (l)                                                     5             240
  Range Resources Corp.                                                                 13             293
  Remington Oil & Gas Corp. (b)                                                          4             111
  Southwestern Energy Co. (b)                                                            6             339
  Spinnaker Exploration Co. (b)                                                          4             149
  St. Mary Land & Exploration (l)                                                        5             240
  Stone Energy Corp. (b)                                                                 4             180
  Swift Energy Co. (b) (l)                                                               5             128
  Tesoro Corp. (b)                                                                      11             403
  Todco - Class A (b)                                                                    2              52
  Unit Corp. (b)                                                                         6             282
  Vintage Petroleum Inc.                                                                 8             267
  W&T Offshore Inc.                                                                      1              29
  Whiting Petroleum Corp. (b)                                                            5             184
                                                                                                     7,757
OIL & GAS SERVICES - 1.6%
  Cal Dive International Inc. (b)                                                        6             287
  CARBO Ceramics Inc.                                                                    2             144
  Dril-Quip Inc. (b)                                                                     1              34
  Global Industries Ltd. (b)                                                            14             129
  Gulf Island Fabrication Inc.                                                           1              33
  Hanover Compressor Co. (b)                                                            13             156
  Hornbeck Offshore Services Inc. (b)                                                    1              23
  Hydril Co. (b)                                                                         3             149
  Input/Output Inc. (b)                                                                 11              68
  Key Energy Services Inc. (b)                                                          22             249
  Lone Star Technologies Inc. (b)                                                        5             191
  Lufkin Industries Inc.                                                                 1              58
  Matrix Service Co. (b)                                                                 3              11
  Maverick Tube Corp. (b)                                                                7             228
  Newpark Resources (b)                                                                 13              79
  Oceaneering International Inc. (b)                                                     4             151
  Oil States International Inc. (b)                                                      5              94
  RPC Inc.                                                                               2              34
  SEACOR Holdings Inc. (b)                                                               3             197
  Superior Energy Services Inc. (b)                                                      9             151
  Tetra Technologies Inc. (b)                                                            4             101
  Universal Compression Holdings Inc. (b)                                                3             106
  Veritas DGC Inc. (b)                                                                   6             172
  W-H Energy Services Inc. (b)                                                           4              96
                                                                                                     2,941
PACKAGING & CONTAINERS - 0.4%
  Anchor Glass Container Corp.                                                           1               2
  Chesapeake Energy Corp.                                                                3              68
  Crown Holdings Inc. (b)                                                               27             426
  Graphic Packaging Corp. (b)                                                           11              49
  Grief Inc.                                                                             2             150
  Silgan Holdings Inc.                                                                   2             119
                                                                                                       814
PHARMACEUTICALS - 2.9%
  Abgenix Inc. (b) (l)                                                                  13              93
  Able Laboratories Inc. (b)                                                             3              70
  Accelrys Inc. (b)                                                                      4              21
  Adolor Corp. (b)                                                                       6              62
  Advancis Pharmaceutical Corp. (b)                                                      1               4
  Alkermes Inc. (b)                                                                     15             156
  Alpharma Inc. - Class A                                                                6              77
  Antigenics Inc. (b) (l)                                                                4              26
  Array Biopharma Inc. (b)                                                               5              34
  Atherogenics Inc. (b) (l)                                                              6              79
  Bentley Pharmaceuticals Inc. (b)                                                       2              16
  Bioenvision Inc. (b)                                                                   5              31
  Biomarin Pharmaceutical Inc. (b)                                                      11              58
  Bone Care International Inc. (b)                                                       3              73
  Bradley Pharmaceuticals Inc. (b) (l)                                                   2              19
  Caraco Pharmaceutical Laboratories Ltd. (b)                                            2              12
  Cell Therapeutics Inc. (b) (l)                                                        10              35
  Connetics Corp. (b)                                                                    5             129
  Corcept Therapeutics Inc. (b) (l)                                                      1               3
  Corixa Corp. (b)                                                                       9              28
  Cubist Pharmaceuticals Inc. (b)                                                        8              90
  CV Therapeutics Inc. (b)                                                               6             124
  Cypress Bioscience Inc. (b)                                                            5              41
  Dendreon Corp. (b)                                                                    10              57
  Depomed Inc. (b)                                                                       3              13
  Discovery Laboratories Inc. (b) (l)                                                    8              45
  Dov Pharmaceutical Inc. (b)                                                            2              30
  Durect Corp. (b) (l)                                                                   5              18
  Dusa Pharmaceuticals Inc. (b)                                                          3              23
  Dyax Corp. (b)                                                                         4              13
  Dynavax Technologies Inc. (b) (l)                                                      1               3
  First Horizon Pharmaceutical Corp. (b)                                                 4              70
  Genta Inc. (b)                                                                         8               9
  Guilford Pharmaceuticals Inc. (b)                                                      7              15
  HealthExtras Inc. (b)                                                                  3              54
  Hollis-Eden Pharmaceuticals Inc. (b) (l)                                               2              15
  Idenix Pharmaceuticals Inc. (b) (l)                                                    1              18
  Idevus Pharmaceuticals Inc. (b)                                                        6              17
  I-flow Corp. (b)                                                                       3              51
  Impax Laboratories Inc. (b)                                                            8             130
  Inkine Pharmaceutical Co. (b)                                                          7              23
  Inspire Pharmaceuticals Inc. (b)                                                       6              53
  Isis Pharmaceuticals Inc. (b)                                                          8              30
  Isolagen Inc. (b) (l)                                                                  3              19
  Ista Pharmaceuticals Inc. (b)                                                          2              18
  Kos Pharmaceuticals Inc. (b)                                                           2              79
  KV Pharmaceutical Co. - Class A (b)                                                    6             135
  Lannett Co Inc. (b)                                                                    1               5
  Ligand Pharmaceuticals - Class B (b) (l)                                              12              69
  Mannatech Inc.                                                                         2              45
  MannKind Corp. (b) (l)                                                                 2              27
  Medarex Inc. (b)                                                                      13              92
  Medicines Co. (b) (l)                                                                  8             182
  Nabi Biopharmaceuticals (b)                                                            9             117
  Natures Sunshine Products Inc.                                                         2              28
  NeighborCare Inc. (b)                                                                  5             147
  Neopharm Inc. (b)                                                                      3              20
  Neurogen Corp. (b)                                                                     4              26
  NitroMed Inc. (b)                                                                      2              29
  Noven Pharmaceuticals Inc. (b)                                                         4              71
  NPS Pharmaceuticals Inc. (b)                                                           6              77
  Nutraceutical International Corp. (b)                                                  1              19
  Nuvelo Inc. (b)                                                                        6              42
  Omega Protein Corp. (b)                                                                1               5
  Onyx Pharmaceuticals Inc. (b)                                                          6             183
  Pain Therapeutics Inc. (b)                                                             5              28
  Par Pharmaceuticals Cos. Inc. (b)                                                      6             191
  Penwest Pharmaceuticals Co. (b)                                                        3              42
  Perrigo Co.                                                                           11             203
  Petmed Express Inc. (b)                                                                2              12
  Pharmacyclics Inc. (b)                                                                 3              22
  Pharmion Corp. (b)                                                                     2              70
  Pharmos Corp. (b)                                                                     14               9
  Pozen Inc. (b)                                                                         4              20
  Prestige Brands Holdings Inc.                                                          4              69
  Priority Healthcare Corp. - Class B (b)                                                5             101
  Progenics Pharmaceuticals Inc. (b)                                                     2              29
  Renovis Inc. (b) (l)                                                                   1               6
  Rigel Pharmaceuticals Inc. (b)                                                         2              26
  Salix Pharmaceuticals Ltd. (b)                                                         6              97
  Santarus Inc. (b)                                                                      1               6
  Sciclone Pharmaceuticals Inc. (b)                                                      6              18
  Star Scientific Inc. (b) (l)                                                           4              21
  Tanox Inc. (b)                                                                         4              40
  Trimeris Inc. (b)                                                                      3              30
  United Therapeutics Corp. (b)                                                          3             146
  USANA Health Sciences Inc. (b) (l)                                                     2              77
  Valeant Pharmaceutical International (l)                                              14             313
  Vicuron Pharmaceuticals Inc. (b)                                                       9             137
  Vion Pharmaceuticals Inc. (b)                                                          9              24
  Virbac Corp. (b)                                                                       1               2
  Vivus Inc. (b)                                                                         4              13
  Zymogenetrics Inc. (b)                                                                 3              45
                                                                                                     5,200
PIPELINES - 0.0%
  Transmontaigne Inc. (b)                                                                3              25


REAL ESTATE - 7.1%
  Aames Investment Corp.                                                                 6              48
  Acadia Realty Trust                                                                    4              70
  Affordable Residential Communities                                                     4              47
  Alexander's Inc. (b)                                                                   -              75
  Alexandria Real Estate Equites Inc.                                                    3             207
  American Campus Communities Inc.                                                       2              44
  American Financial Realty Trust                                                       18             268
  American Home Mortgage Investment Corp.                                                6             166
  AMLI Residential Properties Trust                                                      4             116
  Anthracite Capital Inc.                                                                9              97
  Anworth Mortgage Asset Corp.                                                           8              73
  Arbor Realty Trust Inc.                                                                1              30
  Ashford Hospitality Trust Inc.                                                         4              44
  Avatar Holdings Inc. (b) (l)                                                           1              34
  Bedford Property Investors                                                             2              49
  Bimini Mortgage Management Inc.                                                        3              42
  Biomed Realty Trust Inc.                                                               5             105
  Brandywine Realty Trust                                                                8             228
  Capital Automotive REIT                                                                6             206
  Capital Lease Funding Inc.                                                             4              46
  Capital Trust Inc. - Class A                                                           2              63
  Capstead Mortgage Corp. (l)                                                            3              23
  CarrAmerica Realty Corp.                                                               9             285
  CB Richard Ellis Group Inc. (b)                                                        4             143
  Cedar Shopping Centers Inc.                                                            3              36
  Colonial Properties Trust                                                              3             118
  Commercial Net Lease Realty                                                            9             159
  Consolidated-Tomoka Land Co.                                                           1              50
  Cornerstone Realty Income Trust Inc.                                                   8              82
  Corporate Office Properties Trust                                                      6             163
  Correctional Properties Trust                                                          2              43
  Cousins Properties Inc.                                                                6             155
  CRT Properties, Inc.                                                                   5             111
  Digital Realty Trust Inc.                                                              3              48
  Eastgroup Properties                                                                   3             128
  ECC Capital Corp.                                                                      9              56
  Education Realty Trust Inc.                                                            3              52
  Entertainment Properties Trust                                                         4             170
  Equity Inns Inc.                                                                       8              89
  Equity Lifestyle Properties Inc.                                                       3             105
  Equity One Inc.                                                                        6             114
  Essex Property Trust Inc.                                                              4             260
  Extra Space Storage Inc.                                                               4              49
  FelCor Lodging Trust Inc. (b)                                                          8             104
  Fieldstone Investment Corp.                                                            6              81
  First Industrial Realty Trust                                                          7             262
  Gables Residential Trust                                                               5             157
  Getty Realty Corp.                                                                     3              74
  Glenborough Realty Trust Inc.                                                          5             103
  Glimcher Realty Trust                                                                  6             143
  Global Signal Inc.                                                                     2              45
  GMH Communities Trust                                                                  5              61
  Government Properties Trust Inc.                                                       4              35
  Gramercy Capital Corp.                                                                 2              29
  Healthcare Realty Trust Inc.                                                           8             290
  Heritage Property Investment Trust (l)                                                 4             131
  Highland Hospitality Corp.                                                             5              55
  Highwoods Properties Inc.                                                              9             239
  Home Properties Inc.                                                                   5             210
  HomeBanc Corp.                                                                         7              64
  Impac Mortgage Holdings Inc.                                                          12             239
  Innkeepers USA Trust                                                                   6              81
  Investors Real Estate Trust                                                            8              71
  Jones Lang LaSalle Inc. (b)                                                            5             248
  Kilroy Realty Corp.                                                                    5             195
  Kite Realty Group Trust                                                                3              46
  Kramont Realty Trust                                                                   4              92
  LaSalle Hotel Properties                                                               5             136
  Lexington Corporate Properties Trust                                                   8             176
  LTC Properties                                                                         2              43
  Luminent Mortgage Capital Inc.                                                         6              69
  Maguire Properties Inc.                                                                6             136
  Meristar Hospitality Corp.                                                            14              96
  MFA Mortgage Investments Inc.                                                         14             104
  Mid-America Apartment Communities Inc.                                                 3             111
  Mision West Properties                                                                 3              30
  MortgageIT Holdings Inc. (l)                                                           2              38
  National Health Investors Inc.                                                         4              95
  Nationwide Health Properties Inc.                                                     11             224
  New Century Financial Corp. (l)                                                        7             335
  Newcastle Investment Corp.                                                             6             178
  Novastar Financial Inc. (l)                                                            4             157
  Omega Healthcare Investors Inc.                                                        8              90
  Origen Financial Inc.                                                                  1               6
  Parkway Properties Inc.                                                                2             112
  Penn Real Estate Investment Trust                                                      5             211
  Post Properties Inc.                                                                   7             206
  Prentiss Properties Trust                                                              7             252
  PS Business Parks Inc.                                                                 3             101
  RAIT Investment Trust                                                                  4             109
  Ramco-gershenson Properties                                                            2              61
  Reading International Inc. - Class A (b)                                               2              14
  Realty Income Corp.                                                                   13             302
  Redwood Trust Inc. (l)                                                                 3             145
  Saul Centers Inc.                                                                      2              60
  Saxon Capital Inc.                                                                     8             144
  Senior Housing Properties Trust                                                        9             145
  Sovran Self Storage Inc.                                                               3             100
  Spirit Finance Corp.                                                                   9             102
  Strategic Hotel Capital Inc.                                                           4              51
  Sun Communities Inc.                                                                   3              94
  Sunstone Hotel Investors Inc.                                                          4              88
  Tanger Factory Outlet Centrs                                                           4              97
  Tarragon Corp. (b) (l)                                                                 2              33
  Taubman Centeres Inc.                                                                  8             230
  Town & Country Trust                                                                   3              74
  Trammell Crow Co. (b)                                                                  6             113
  Trustreet Properties Inc.                                                              4              56
  Universal Health Realty Income Trust                                                   2              58
  Urstadt Biddle Properties Inc. - Class A                                               4              54
  U-Store-It Trust                                                                       5              85
  Washington Real Estate Investment Trust                                                7             200
  Winston Hotels Inc.                                                                    4              42
  ZipRealty Inc. (b)                                                                     1              10
                                                                                                    12,925
RETAIL - 6.2%
  99 Cents Only Stores (b) (l)                                                           8             105
  AC Moore Arts & Crafts Inc. (b)                                                        2              59
  Aeropostale Inc. (b)                                                                   9             301
  America's Car Mart Inc. (b)                                                            1              34
  Asbury Automotive Group Inc. (b)                                                       2              26
  Bebe Stores Inc.                                                                       1              46
  Big 5 Sporting Goods Corp.                                                             3              84
  BJ's Restaurants Inc. (b)                                                              2              32
  Blair Corp.                                                                            1              42
  Bob Evans Farms Inc.                                                                   6             138
  Bombay Company Inc. (b) (l)                                                            6              34
  Bon-ton Stores Inc.                                                                    1              14
  Brookstone Inc. (b)                                                                    3              52
  Brown Shoe Co. Inc.                                                                    3             102
  Buckle Inc.                                                                            1              41
  Buffalo Wild Wings Inc. (b)                                                            1              37
  Build-A-Bear Workshop Inc. (b)                                                         1              43
  Burlington Coat Factory Warehouse Corp.                                                3              86
  Cache Inc. (b)                                                                         1              18
  California Pizza Kitchen Inc. (b)                                                      3              72
  Casey's General Stores Inc.                                                            8             150
  Cash America International Inc.                                                        5              99
  Casual Male Retail Group Inc. (b) (l)                                                  4              28
  Cato Corp. - Class A                                                                   3             103
  CBRL Group Inc.                                                                        8             340
  CEC Entertainment Inc. (b)                                                             6             227
  Charlotte Russe Holding Inc. (b)                                                       2              31
  Charming Shoppes (b)                                                                  19             157
  Childrens Place Retail Stores Inc. (b)                                                 3             129
  Christopher & Banks Corp.                                                              6             108
  CKE Restaurants Inc. (b)                                                               8             133
  Coldwater Creek Inc. (b)                                                               5              99
  Conn's Inc. (b)                                                                        1              19
  Cosi Inc. (b)                                                                          3              20
  Cost Plus Inc. (b)                                                                     3              93
  CSK Auto Corp. (b)                                                                     8             138
  Dave & Buster's Inc. (b)                                                               2              32
  DEB Shops Inc.                                                                         1              16
  Design Within Reach Inc. (b)                                                           1               9
  Dick's Sporting Goods Inc. (b) (l)                                                     5             179
  Domino's Pizza Inc.                                                                    4              73
  Dress Barn Inc. (b)                                                                    4              65
  Electronics Boutique Holdings Corp. (b)                                                2              84
  Factory 2-U Stores Inc. (b) (l)                                                        -               -
  First Cash Financial Services Inc. (b)                                                 2              40
  Footstar Inc. (b) (l)                                                                  2               9
  Fred's Inc. (l)                                                                        7             114
  GameStop Corp. (b)                                                                     7             159
Gander Mountain Co. (b) (l)                                                              1              12
  Genesco Inc. (b)                                                                       4             101
  Goody's Family Clothing Inc.                                                           3              30
  Group 1 Automotive Inc. (b)                                                            3              88
  Guitar Center Inc. (b)                                                                 4             221
  Hancock Fabrics Inc.                                                                   3              20
  Haverty Furniture Cos. Inc.                                                            3              46
  Hibbett Sporting Goods Inc. (b)                                                        4             119
  Hollywood Entertainment Corp. (b)                                                      9             117
  HOT Topic Inc. (b) (l)                                                                 7             161
  Ihop Corp.                                                                             3             156
  Insight Enterprises Inc. (b)                                                           8             143
  J Jill Group Inc. (b)                                                                  3              42
  Jack In The Box Inc. (b)                                                               6             227
  Jo-Ann Stores Inc. (b)                                                                 3              84
  JOS. A. Banks Clothiers Inc. (b) (l)                                                   2              48
  Kenneth Cole Productions Inc.                                                          1              37
  Kirkland's Inc. (b)                                                                    2              18
  Krispy Kreme Doughnuts Inc. (b) (l)                                                    9              66
  Landry's Restaurants Inc.                                                              4             106
  Linens 'N Things Inc. (b)                                                              8             189
  Lithia Motors Inc. - Class A                                                           2              61
  Lone Star Steakhouse & Saloon Inc.                                                     2              72
  Longs Drug Stores Corp.                                                                5             173
  MarineMax Inc. (b)                                                                     2              61
  Men's Warehouse Inc. (b)                                                               5             225
  Movado Group Inc.                                                                      2              46
  Movie Gallery Inc. (l)                                                                 4             120
  New York & Co. Inc. (b)                                                                2              32
  Nu Skin Enterprises Inc.                                                               9             199
  O'Charleys Inc. (b)                                                                    3              74
  Panera Bread Co. - Class A (b) (l)                                                     5             269
  Pantry Inc. (b)                                                                        2              63
  Papa John's International Inc. (b)                                                     2              59
  Park City Corp. (b)                                                                    2              25
  Payless Shoesource Inc. (b)                                                           11             174
  PC Connection Inc. (b)                                                                 1               6
  PC Mall Inc. (b)                                                                       1              15
  PEP Boys-Manny Moe & Jack                                                             10             170
  PF Chang's China Bistro Inc. (b) (l)                                                   4             258
  Rare Hospitality International Inc. (b)                                                6             177
  Red Robin Gourmet Burgers Inc. (b)                                                     2             100
  Restoration Hardware Inc. (b)                                                          4              21
  Retail Ventures Inc. (b)                                                               2              18
  Rush Enterprises Inc. (b)                                                              1              22
  Ryan's Restaurant Group Inc. (b)                                                       7              97
  School Specialty Inc. (b)                                                              4             149
  Select Comfort Corp. (b)                                                               6             121
  Sharper Image Corp. (b) (l)                                                            2              38
  Shoe Carnival Inc. (b)                                                                 1              19
  ShopKo Stores Inc. (b)                                                                 5             107
  Smart & Final Inc. (b)                                                                 2              24
  Sonic Automotive Inc.                                                                  5             102
  Sonic Corp. (b)                                                                       10             331
  Stage Stores Inc. (b)                                                                  3             115
  Steak N Shake Co. (b)                                                                  4              80
  Stein Mart Inc. (b)                                                                    4              94
  Systemax Inc. (b)                                                                      2               8
  TBC Corp. (b)                                                                          3              90
  Texas Roadhouse Inc. - Class A (b)                                                     2              45
  The Finish Line - Class A                                                              6             146
  The Sports Authority Inc. (b) (l)                                                      4              98
  Too Inc. (b)                                                                           6             142
  Tractor Supply Co. (b)                                                                 5             227
  Trans World Entertainment Corp. (b)                                                    4              52
  Triarc Cos. Inc. - Class B                                                             6              81
  Tuesday Morning Corp. (b)                                                              4             124
  United Auto Group Inc.                                                                 3              85
  West Marine Inc. (b) (l)                                                               2              44
  World Fuel Services Corp.                                                              4             112
  Zale Corp. (b)                                                                         9             262
                                                                                                    11,284
SAVINGS & LOANS - 1.9%
  Anchor Bancorp. Inc.                                                                   3              89
  Atlantic Coast Federal (b)                                                             1              10
  BankAtlantic Bancorp. Inc. - Class A                                                   7             125
  Bankunited Financial Corp. - Class A (b)                                               4             116
  Berkshire Hills Bancorp. Inc.                                                          1              27
  Beverly Hills Bancorp. Inc.                                                            2              20
  BFC Financial Corp. (b)                                                                1              11
  Brookline Bancorp. Inc.                                                               10             147
  CFS Bancorp. Inc.                                                                      1              18
  Charter Financial Corp.                                                                1              19
  Citizens First Bancorp. Inc.                                                           1              28
  Clifton Savings Bancorp. Inc.                                                          2              24
  Commercial Capital Bancorp. Inc.                                                       6             125
  Commercial Federal Corp.                                                               7             182
  Dime Community Bancshares Inc.                                                         5              81
  Downey Financial Corp.                                                                 3             203
  Fidelity Bankshares Inc.                                                               3              80
  First Financial Holdings Inc.                                                          2              58
  First Place Financiai Corp.                                                            2              42
  FirstFed Financial Corp.                                                              20             260
  FirstFed Financial Corp. (b)                                                           3             144
  Flagstar Bancorp. Inc. (l)                                                             5             102
  Flushing Financial Corp.                                                               3              53
  Franklin Bancorp. (b)                                                                  2              29
  Harbor Florida Bancshares Inc.                                                         4             120
  Horizon Financial Corp.                                                                2              33
  ITLA Capital Corp. (b)                                                                 1              39
  Kearny Financial Corp.                                                                 3              28
  K-Fed Bancorp.                                                                         1              10
  KNBT Bancorp. Inc.                                                                     5              73
  MAF Bancorp. Inc.                                                                      5             195
  MASSBANK Corp.                                                                         -              14
  NASB Financial Inc.                                                                    -              16
  Northwest Bancorp. Inc.                                                                3              73
  Oceanfirst Financial Corp.                                                             1              30
  Ocwen Financial Corp.                                                                  6              52
  Parkvale Financial Corp.                                                               1              16
  Partners Trust Financial Group Inc.                                                    7              76
  Pennfed Financial Services Inc.                                                        1              21
  PFF Bancorp. Inc.                                                                      3              81
  Provident Bancorp. Inc.                                                                7              89
  Provident Financial Holdings Corp.                                                     1              28
  Provident Financial Services Inc.                                                     12             201
  Sterling Financial Corp. (b)                                                           4             131
  TierOne Corp.                                                                          3              71
  United Community Financial Corp.                                                       4              45
  Westfield Financial Inc.                                                               1              15
  WSFS Financial Corp.                                                                   1              57
                                                                                                     3,507
SEMICONDUCTORS - 2.7%
  Actel Corp. (b)                                                                        4              63
  ADE Corp. (b)                                                                          2              37
  Alliance Semiconductor Corp. (b)                                                       3               6
  AMIS Holdings Inc. (b)                                                                 5              53
  Asyst Technologies Inc. (b)                                                            8              40
  ATMI Inc. (b)                                                                          5             127
  August Technology Corp. (b)                                                            3              32
  Axcelis Technologies Inc. (b)                                                         17             122
  Brooks Automation Inc. (b)                                                             7             114
  Ceva Inc. (b) (l)                                                                      2              13
  Cirrus Logic Inc. (b)                                                                 14              63
  Cohu Inc.                                                                              4              57
  Credence Systems Corp. (b)                                                            15             115
  Diodes Inc. (b)                                                                        1              38
  DSP Group Inc. (b)                                                                     5             122
  Dupont Photomasks Inc. (b)                                                             2              56
  Emulex Corp. (b) (l)                                                                  14             258
  Entegris Inc. (b)                                                                      7              74
  ESS Technology (b)                                                                     6              31
  Exar Corp. (b)                                                                         7              93
  Formfactor Inc. (b)                                                                    5             102
  FSI International Inc. (b)                                                             5              19
  Genesis Microchip Inc. (b)                                                             5              79
  Helix Technology Corp.                                                                 4              68
  Integrated Device Technology Inc. (b)                                                 18             212
  Integrated Silicon Solution Inc. (b)                                                   5              36
  IXYS Corp. (b)                                                                         3              38
  Kopin Corp. (b)                                                                       11              35
  Kulicke & Soffa Industries Inc. (b) (l)                                                9              55
  Lattice Semiconductor Corp. (b)                                                       18              96
  Leadis Technology Inc. (b)                                                             1               5
  Ltx Corp. (b) (l)                                                                     10              43
  Mattson Technology Inc. (b)                                                            7              53
  Micrel Inc. (b)                                                                       11             100
  Microsemi Corp. (b)                                                                   10             157
  Microtune Inc. (b)                                                                     9              38
  Mindspeed Technologies Inc. (b) (l)                                                   15              34
  MIPS Technologies Inc. - Class A (b)                                                   7              81
  MKS Instruments Inc. (b)                                                               6              88
  Monolithic Power Systems Inc. (b)                                                      1               8
  Monolithic System Technology Inc. (b)                                                  4              21
  Mykrolis Corp. (b)                                                                     6              93
  Omnivision Technologies Inc. (b) (l)                                                   9             141
  ON Semiconductor Corp. (b)                                                            20              78
  Pericom Semiconductor Corp. (b)                                                        4              31
  Photroncis Inc. (b)                                                                    5              94
  Pixelworks Inc. (b)                                                                    6              50
  PLX Technology Inc. (b) (l)                                                            3              35
  Portalplayer Inc. (b) (l)                                                              1              23
  Power Integrations Inc. (b)                                                            5              99
  Rudolph Technologies Inc. (b)                                                          2              33
  Semitool Inc. (b)                                                                      2              25
  Sigmatel Inc. (b)                                                                      4             153
  Silicon Image Inc. (b)                                                                12             125
  Siliconix Inc. (b)                                                                     1              30
  Sipex Corp. (b)                                                                        3               7
  Sirf Technology Holdings Inc. (b)                                                      2              18
  Skyworks Solutions Inc. (b)                                                           25             159
  Staktek Holdings Inc. (b)                                                              1               4
  Standard Microsystems Corp. (b)                                                        3              54
  Supertex Inc. (b)                                                                      1              25
  Tessera Technologies Inc. (b)                                                          4             186
  Transmeta Corp. (b)                                                                   28              26
  Tripath Technology Inc. (b) (l)                                                        4               3
  Triquint Semiconductor Inc. (b)                                                       22              73
  Ultratech Inc. (b)                                                                     4              52
  Varian Semiconductor Equipment Associates Inc. (b)                                     6             229
  Veeco Instruments Inc. (b)                                                             4              68
  Vitesse Semiconductor Corp. (b)                                                       35              95
  Volterra Semiconductor Corp. (b)                                                       1               9
  Zoran Corp. (b)                                                                        7              76
                                                                                                     4,976
SOFTWARE - 3.4%
  Actuate Corp. (b)                                                                      8              20
  Advent Software Inc. (b)                                                               4              73
  Allscripts Healthcare Solutions Inc. (b)                                               5              65
  Altiris Inc. (b)                                                                       3              81
  AMICAS Inc.                                                                            5              18
  Ansys Inc. (b)                                                                         5             170
  Ascential Software Corp. (b)                                                          10             178
  Aspen Technology Inc. (b) (l)                                                          6              36
  Atari Inc. (b) (l)                                                                     2               5
  Authentidate Holding Corp. (b)                                                         4              16
  Blackbaud Inc.                                                                         1              15
  Blackboard Inc. (b) (l)                                                                1              16
  Borland Software Corp. (b)                                                            13             107
  Callwave Inc. (b)                                                                      1               4
  Captaris Inc. (b)                                                                      5              18
  CCC Information Services Group (b)                                                     2              39
  Cerner Corp. (b) (l)                                                                   5             252
  Computer Programs & Systems Inc.                                                       1              32
  Concord Communications Inc. (b)                                                        3              26
  Concur Technologies Inc. (b)                                                           4              33
  CSG Systems International (b)                                                          9             140
  Datastream Systems Inc. (b)                                                            2              16
  Dendrite International Inc. (b)                                                        6              80
  Digi International Inc. (b)                                                            4              49
  Eclipsys Corp. (b)                                                                     6              96
  eFunds Corp. (b)                                                                       8             178
  Embarcado Technologies Inc. (b)                                                        3              19
  Epicor Software Corp. (b)                                                              7              89
  Epiq Systems Inc. (b)                                                                  2              27
  Falconstor Software Inc. (b) (l)                                                       4              24
  Filenet Corp. (b)                                                                      7             152
  Hyperion Solutions Corp. (b)                                                           6             284
  Idx Systems Corp. (b)                                                                  4             123
  Infocrossing Inc. (b) (l)                                                              3              43
  Informatica Corp. (b)                                                                 14             115
  infoUSA Inc. (b)                                                                       5              53
  InPhonic Inc. (b) (l)                                                                  1              27
  Intelidata Technologies Corp. (b)                                                      1               -
  Inter-Tel Inc.                                                                         3              80
  Intervideo Inc. (b)                                                                    1              15
  JDA Software Group Inc. (b)                                                            4              61
  Keane Inc. (b)                                                                         8             107
  Lawson Software Inc. (b)                                                               9              52
  Mantech International Corp. - Class A (b)                                              3              60
  Manugistics Group Inc. (b)                                                             8              14
  MAPICS Inc. (b)                                                                        4              52
  Mapinfo Corp. (b)                                                                      3              36
  Micromuse Inc. (b)                                                                    12              54
  MicroStrategy Inc. - Class A (b)                                                       2             108
  Midway Games Inc. (b) (l)                                                              8              81
  MRO Software Inc. (b)                                                                  3              47
  NDCHealth Corp.                                                                        6              91
  Netiq Corp. (b)                                                                        9             103
  Omnicell Inc. (b)                                                                      3              22
  Onyx Software Corp. (b)                                                                -               1
  Open Solutions Inc. (b)                                                                2              44
  Opnet Technologies Inc. (b)                                                            2              15
  Packeteer Inc. (b)                                                                     6              86
  PalmSource Inc. (b) (l)                                                                2              22
  Parametric Technology Corp.                                                           45             250
  PDF Solutions Inc. (b)                                                                 2              31
  Pegasystems Inc. (b)                                                                   2               9
  Per-Se Technologies Inc. (b) (l)                                                       4              56
  Phase Forward Inc. (b)                                                                 1               6
  Pinnacle Systems Inc. (b)                                                             11              59
  PLATO Learning Inc. (b)                                                                4              28
  Progress Software Corp. (b)                                                            5             140
  QAD Inc.                                                                               2              16
  Quality Systems Inc. (b)                                                               1              50
  Quest Software Inc. (b)                                                                8             117
  Renaissance Learning Inc.                                                              1              17
  Retek Inc. (b)                                                                         9             100
  Safeguard Scientifics Inc. (b)                                                        17              24
  Salesforce.com Inc. (b)                                                                2              25
  ScanSoft Inc. (b)                                                                     12              46
  Schawk Inc.                                                                            2              35
  Seachange International Inc. (b)                                                       4              53
  Serena Software Inc. (b)                                                               4             101
  SPSS Inc. (b)                                                                          3              46
  SS&C Technologies Inc.                                                                 2              48
  SYNNEX Corp. (b)                                                                       1              17
  Take-Two Interactive Software Inc. (b) (l)                                             7             292
  THQ Inc. (b)                                                                           6             181
  Transactions Systems Architects Inc. (b)                                               7             154
  Trident Microsystems Inc. (b)                                                          3              57
  Ulticom Inc. (b)                                                                       2              20
  Ultimate Software Group Inc. (b)                                                       3              40
  Verint Systems Inc. (b)                                                                2              67
  Wind River Systems Inc. (b)                                                           12             179
  Witness Systems Inc. (b)                                                               4              65
                                                                                                     6,199
STORAGE/WAREHOUSING - 0.1%
  Mobile Mini Inc. (b)                                                                   2              93


TELECOMMUNICATIONS - 0.7%
  Alaska Communications Systems Group Inc.                                               3              25
  Aspect Communications Corp. (b)                                                        7              72
  Cincinnati Bell Inc. (b)                                                              41             175
  Commonwealth Telephone Enterprises Inc. (b)                                            3             164
  CT Communications Inc.                                                                 3              30
  D&E Communications Inc.                                                                2              16
  Fairpoint Communications Inc.                                                          4              61
  General Communication - Class A (b)                                                    8              68
  Golden Telecom Inc. (l)                                                                2              58
  Hickory Technology Corp.                                                               1              12
  Intrado Inc. (b)                                                                       3              32
  Iowa Telecommunicatoins Services Inc.                                                  3              62
  Itc Deltacom Inc. (b) (l)                                                              2               1
  Mastec Inc. (b)                                                                        4              29
  Premiere Global Services Inc.                                                         10             116
  Primus Telecommunications GP (b)                                                      11              17
  Shenandoah Telecom Co.                                                                 1              31
  SureWest Communications                                                                2              56
  Talk America Holdings Inc. (b)                                                         4              26
  Time Warner Telecom Inc.  - Class A (b)                                                7              28
  USA Mobility Inc. (b)                                                                  4             130
  Valor Communications Group Inc.                                                        4              59
                                                                                                     1,268
TELECOMMUNICATIONS EQUIPMENT - 1.3%
  Adaptec Inc. (b)                                                                      17              82
  Aeroflex Inc. (b)                                                                     11             105
  Anaren Inc. (b)                                                                        3              41
  Anixter International Inc. (b)                                                         5             179
  Applied Signal Technology                                                              2              37
  Arris Group Inc. (b)                                                                  14              99
  Athero Communications (b)                                                              1              14
  Avanex Corp. (b) (l)                                                                  12              15
  Black Box Corp.                                                                        3              99
  Broadwing Corp. (b) (l)                                                                7              30
  C-COR Inc. (b)                                                                         8              46
  CommScope Inc. (b)                                                                     9             131
  Comtech Telecommunications Corp. (b)                                                   2             123
  Ditech Communications Corp. (b)                                                        5              57
  Eagle Broadband Inc. (b) (l)                                                          24               8
  Enterasys Networks Inc. (b)                                                           35              49
  Extreme Networks Inc. (b)                                                             18             104
  Finsar Corp. (b)                                                                      25              32
  Harmonic Inc. (b)                                                                     12             112
  Hypercom Corp. (b)                                                                     8              39
  Ixia (b)                                                                               5              80
  KVH Industries Inc. (b) (l)                                                            2              20
  MRV Communications Inc. (b) (l)                                                       19              61
  Netgear Inc. (b)                                                                       4              53
  Network Equipment Technologies Inc. (b)                                                4              24
  Newport Corp. (b)                                                                      7             105
  NMS Communications Corp. (b)                                                           8              32
  North Pittsburgh Systems Inc.                                                          3              51
  Oplink Communications Inc. (b)                                                        16              24
  Optical Communication Products Inc. (b)                                                2               4
  Paradyne Networks Corp. (b)                                                            5              11
  Parkervision Inc. (b) (l)                                                              1               5
  SafeNet Inc. (b)                                                                       4             113
  Stratos International Inc. (b)                                                         -               1
  Sycamore Networks Inc. (b)                                                            29             101
  Symmetricom Inc. (b)                                                                   7              82
  Tekelec (b)                                                                            8             134
  Terayon Communications Systems Inc. (b) (l)                                           10              30
  Westell Technologies Inc. (b)                                                          8              42
  WJ Communications (b)                                                                  5              12
  Zhone Technologies Inc. (b)                                                           10              25
                                                                                                     2,412
TEXTILES - 0.1%
  Angelica Corp.                                                                         2              42
  G&K Services Inc. - Class A                                                            3             114
  Unifirst Corp.                                                                         1              56
                                                                                                       212
TOBACCO - 0.2%
  DIMON Inc.                                                                             7              43
  Standard Commercial Corp.                                                              2              28
  Universal Corp.                                                                        4             194
  Vector Group Ltd. (l)                                                                  4              64
                                                                                                       329
TOYS & HOBBIES - 0.2%
  Action Performance Cos. Inc.                                                           2              31
  Department 56 Inc. (b)                                                                 2              37
  Jakks Pacific Inc. (b)                                                                 4              92
  Leapfrog Enterprises Inc. (b) (l)                                                      5              58
  RC2 Corp. (b)                                                                          3              94
  Topps Co. Inc.                                                                         5              50
                                                                                                       362
TRANSPORTATION - 2.4%
  Alexander & Baldwin Inc.                                                               7             292
  Amerco (b)                                                                             2              74
  Arkansas Best Corp.                                                                    4             135
  Central Freight Lines Inc. (b)                                                         1               3
  Covenant Transport Inc. (b)                                                            1              23
  EGL Inc. (b)                                                                           6             137
  Florida East Coast Industrials - Class A                                               3             148
  Forward Air Corp.                                                                      3             149
  GATX Inc.                                                                              8             274
  Genesee & Wyoming Inc. - Class A (b)                                                   3              74
  Greenbrier Cos. Inc.                                                                   1              29
  Gulfmark Offshore Inc. (b)                                                             2              62
  Heartland Express Inc.                                                                 8             146
  HUB Group Inc. (b)                                                                     1              75
  Interpool Inc. (l)                                                                     -               8
  Kansas City Southern (b) (l)                                                          10             201
  Kirby Corp. (b)                                                                        4             153
  Knight Transportation Inc.                                                             6             146
  Laidlaw International Inc. (b)                                                        17             358
  Landstar System Inc. (b)                                                              10             326
  Marten Transport Ltd. (b)                                                              2              34
  Offshore Logistics Inc. (b)                                                            3             113
  Old Dominion Freight Line Inc. (b)                                                     3              88
  Overnite Corp.                                                                         5             150
  Overseas Shipholding Group Inc.                                                        5             284
  Pacer International Inc. (b)                                                           5             108
  PAM Transportation Services (b)                                                        1              16
  Petroleum Helicopters (b) (l)                                                          -               6
  Quality Distribution Inc. (b)                                                          1              12
  RailAmerica Inc. (b)                                                                   6              76
  SCS Transportation Inc. (b)                                                            3              47
  Seabulk International Inc. (b)                                                         1              28
  Swift Transportation Co. Inc. (b)                                                      7             161
  US Xpress Enterprises Inc. (b)                                                         1              16
  USF Corp.                                                                              5             225
  Werner Enterprises Inc.                                                                8             155
                                                                                                     4,332
VENTURE CAPITAL - 0.0%
  Circle Group Holdings Inc. (b) (l)                                                     2               2


WATER - 0.2%
  American States Water Co                                                               3              72
  California Water Service Group                                                         3              97
  Connecticut Water Services Inc.                                                        1              33
  Middlesex Water Co.                                                                    2              29
  Pico Holdings Inc. (b)                                                                 1              38
  SJW Corp.                                                                              1              39
  Southwest Water Co.                                                                    3              31
                                                                                                       339
WIRELESS TELECOMMUNICATIONS - 0.8%
  Airspan Networks Inc. (b)                                                              5              23
  Alamosa Holdings Inc. (b)                                                             17             196
  Audiovox Corp. (b)                                                                     3              37
  Boston Communications Group Inc. (b)                                                   2              17
  Carrier Access Corp. (b)                                                               3              18
  Centennial Communications Corp. (b)                                                    2              23
  Dobson Communications Corp. (b) (l)                                                   19              38
  EMS Technologies Inc. (b)                                                              2              21
  Interdigital Communication Corp. (b)                                                   9             142
  Jamdat Mobile Inc. (b)                                                                 1              17
  Novatel Wireless Inc. (b)                                                              4              38
  Powerwave Technologies Inc. (b) (l)                                                   17             131
  Price Communications Corp. (b)                                                         7             119
  Remec Inc. (b)                                                                        10              54
  RF Micro Devices Inc. (b) (l)                                                         31             163
  SBA Communications Corp. (b)                                                           8              70
  Spectralink Corp.                                                                      3              41
  Stratex Networks Inc. (b)                                                             14              26
  Syniverse Holdings Inc.                                                                3              40
  Triton PCS Holdings Inc. (b)                                                           6              13
  Ubiquitel Inc. (b)                                                                    12              80
  Viasat Inc. (b)                                                                        4              68
  Wireless Facilities Inc. (b)                                                           8              49
                                                                                                     1,424

  Total Common Stocks (cost $160,789)                                                              177,745
SHORT TERM INVESTMENTS - 12.0%
MONEY MARKET FUNDS - 2.7%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (n)                                   4,891           4,891

SECURITIES LENDING COLLATERAL - 9.2%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                            16,652          16,652


U.S. TREASURY BILLS - 0.1%
  U.S. Treasury Bill, 2.71%, 06/09/05 (m)                                              177             176

  Total Short Term Investments (cost $21,719)                                                       21,719
TOTAL INVESTMENTS - 110.0% (COST $182,508)                                                         199,464
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (10.0%)                                                      (18,118)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $181,346
-----------------------

JNL/OPPENHEIMER GLOBAL GROWTH FUND
COMMON STOCKS - 96.1%
ADVERTISING - 0.9%
  JC Decaux SA (b)                                                                      37          $1,009
  WPP Group Plc                                                                         82             930
                                                                                                     1,939
AEROSPACE & DEFENSE - 3.5%
  Boeing Co.                                                                            21           1,222
  Empresa Brasileira de Aeronautica SA - ADR (l)                                        71           2,210
  European Aeronautic Defence and Space Co.                                             23             686
  Lockheed Martin Corp.                                                                 17           1,056
  Northrop Grumman Corp.                                                                18             993
  Raytheon Co.                                                                          43           1,664
                                                                                                     7,831
APPAREL - 0.5%
  Coach Inc. (b)                                                                        22           1,223


AUTO MANUFACTURERS - 0.8%
  Toyota Motor Corp.                                                                    49           1,839


BANKS - 8.2%
  ABN Amro Holding NV                                                                   39             968
  Anglo Irish Bancorp Plc                                                               56           1,395
  Australia And New Zealand Banking Group Ltd.                                          60             951
  Bayerische Hypo-und Vereinsbank AG (b)                                                24             577
  Credit Suisse Group (b)                                                               28           1,211
  HSBC Holdings Plc                                                                    141           2,247
  Icici Bank Ltd. - ADR                                                                 88           1,833
  Northern Trust Corp.                                                                  15             647
  Resona Holdings Inc. (b)                                                             453             911
  Royal Bank Of Scotland Group Plc                                                     135           4,296
  Societe Generale - Class A                                                            21           2,179
  Wachovia Corp.                                                                        32           1,613
                                                                                                    18,828
BEVERAGES - 1.4%
  Cia de Bebidas das Americas - ADR                                                     42           1,204
  Fomento Economico Mexicano SA                                                        214           1,146
  Grupo Modelo SA                                                                      293             861
                                                                                                     3,210
BIOTECHNOLOGY - 2.5%
  Affymetrix Inc. (b) (l)                                                               31           1,319
  Amgen Inc. (b)                                                                        34           1,967
  Genentech Inc. (b) (l)                                                                19           1,087
  Genzyme Corp.                                                                         18           1,053
  Human Genome Sciences Inc. (b)                                                        23             207
  Millennium Pharmaceuticals Inc. (b)                                                   21             173
  Nektar Therapeutics (b)                                                                5              70
                                                                                                     5,876
COMMERCIAL SERVICES - 0.1%
  Nektar Therapeutics (b) (e)                                                           11             124


COMPUTERS - 1.9%
  Cadence Design Systems Inc. (b) (l)                                                   66             990
  International Business Machines Corp.                                                 25           2,260
  Sun Microsystems Inc. (b)                                                            260           1,048
                                                                                                     4,298
COSMETICS & PERSONAL CARE - 1.1%
  Gillette Co.                                                                          38           1,918
  Shiseido Co. Ltd.                                                                     54             714
                                                                                                     2,632
DIVERSIFIED FINANCIAL SERVICES - 4.8%
  American Express Co                                                                   43           2,199
  Charles Schwab Corp.                                                                  66             697
  Citigroup Inc.                                                                        15             679
  Credit Saison Co. Ltd.                                                                36           1,292
  JPMorgan Chase & Co.                                                                  59           2,040
  MBNA Corp.                                                                            71           1,737
  Morgan Stanley                                                                        42           2,410
                                                                                                    11,054
ELECTRIC - 0.6%
  Energias De Portugal SA                                                              259             723
  Fortum Oyj                                                                            32             625
                                                                                                     1,348
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
  Samsung Electronics Co. Ltd.                                                           5           2,295


ELECTRONICS - 2.4%
  Applera Corp. - Applied Biosystems Group                                              36             717
  Keyence Corp.                                                                          5           1,154
  Koninklijke Philips Electronics NV                                                    91           2,516
  Murata Manufacturing Co. Ltd.                                                         16             876
  Omron Corp.                                                                           10             219
                                                                                                     5,482
ENGINEERING & CONSTRUCTION - 0.2%
  JGC Corp.                                                                             36             394


ENTERTAINMENT - 0.6%
  International Game Technology                                                         56           1,482


FOOD - 1.0%
  Cadbury Schweppes Plc                                                                241           2,416


GAS - 0.5%
  GAIL India Ltd.                                                                       18              86
  Hong Kong & China Gas Co. Ltd.                                                       589           1,160
                                                                                                     1,246
HAND & MACHINE TOOLS - 0.2%
  Nidec Corp.                                                                            4             474


HEALTHCARE - 2.9%
  Cie Generale d'Optique Essilor International SA                                       13             960
  Hoya Corp.                                                                            11           1,225
  Medtronic Inc.                                                                        11             550
  Quest Diagnostics Inc.                                                                20           2,124
  Smith & Nephew Plc                                                                   195           1,834
                                                                                                     6,693
HOLDING COMPANIES - DIVERSIFIED - 1.4%
  Hutchison Whampoa International Ltd.                                                 105             892
  Louis Vuitton Moet Hennessy Inc.                                                      32           2,384
                                                                                                     3,276
HOME FURNISHINGS - 1.0%
  SONY Corp.                                                                            58           2,307


HOUSEHOLD PRODUCTS - 2.6%
  Hindustan Lever Ltd.                                                                 389           1,173
  Reckitt Benckiser Plc                                                                149           4,722
                                                                                                     5,895
INSURANCE - 3.3%
  ACE Ltd.                                                                              48           1,965
  Allianz AG                                                                            16           2,090
  Berkshire Hathaway Inc. (b)                                                            1           1,542
  Everest Re Group Ltd.                                                                  9             792
  Manulife Financial Corp.                                                              28           1,326
                                                                                                     7,715
INTERNET - 2.5%
  Amazon.com Inc. (b) (l)                                                               21             723
  eBay Inc. (b)                                                                         68           2,537
  Symantec Corp.                                                                        46             985
  Trend Micro Inc.                                                                      25           1,078
  Yahoo! Japan Corp.                                                                     -             276
  Yahoo! Japan Corp. (b)                                                                 -             275
                                                                                                     5,874
INVESTMENT COMPANIES - 0.6%
  Investor AB - Class B                                                                 58             790
  Macquarie Airports                                                                   235             595
                                                                                                     1,385
MANUFACTURING - 1.4%
  Nikon Corp.                                                                           88           1,012
  Siemens AG                                                                            29           2,299
                                                                                                     3,311
MEDIA - 6.5%
  Grupo Televisa SA - ADR                                                               31           1,799
  Pearson Plc                                                                          145           1,771
  Reed Elsevier Plc                                                                    107           1,104
  Singapore Press Holdings Ltd.                                                        439           1,214
  Sirius Satellite Radio Inc. (b) (l)                                                  964           5,417
  Television Broadcasts Ltd.                                                           349           1,759
  Wolters Kluwer NV                                                                     46             844
  ZEE Telefilms Ltd.                                                                   340           1,081
                                                                                                    14,989
OFFICE & BUSINESS EQUIPMENT - 0.4%
  Canon Inc.                                                                            16             860


OIL & GAS PRODUCERS - 7.5%
  BP Plc - ADR                                                                          30           1,867
  Burlington Resources Inc.                                                             24           1,222
  ChevronTexaco Corp.                                                                   35           2,012
  EnCana Corp.                                                                          26           1,865
  ENI SpA                                                                               40           1,039
  GlobalSantaFe Corp.                                                                   66           2,459
  Husky Energy Inc.                                                                     75           2,246
  Oil & Natural Gas Corp. Ltd.                                                          13             264
  Total SA                                                                               4             995
  Transocean Inc. (b)                                                                   67           3,438
                                                                                                    17,407
OIL & GAS SERVICES - 0.9%
  Technip SA                                                                            13           2,153


PHARMACEUTICALS - 6.8%
  Chugai Pharmaceutical Co. Ltd.                                                        57             875
  Eli Lilly & Co.                                                                       12             620
  Express Scripts Inc. (b)                                                              12           1,038
  Gilead Sciences Inc.                                                                  52           1,865
  Novartis AG                                                                           30           1,389
  Pfizer Inc.                                                                           49           1,293
  Roche Holding AG                                                                      23           2,460
  Sanofi-Aventis                                                                        51           4,312
  Shionogi & Co. Ltd.                                                                   93           1,285
  Wyeth                                                                                 13             536
                                                                                                    15,673
RETAIL - 4.9%
  Circuit City Stores Inc.                                                              94           1,511
  Dixons Group Plc                                                                     664           1,917
  Gap Inc.                                                                              39             858
  Hesses & Mauritz AB - Class B                                                        145           4,999
  Seven-eleven Japan Co. Ltd.                                                           24             705
  Starbucks Corp. (b)                                                                   25           1,292
                                                                                                    11,282
SEMICONDUCTORS - 3.2%
  Advanced Micro Devices, Inc. (b) (l)                                                 141           2,271
  Altera Corp. (b)                                                                      31             617
  International Rectifier Corp. (b)                                                     13             601
  National Semiconductor Corp.                                                          82           1,696
  Silicon Laboratories Inc. (b) (l)                                                     12             348
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                    208           1,768
                                                                                                     7,301
SHIPBUILDING - 0.6%
  Hyundai Heavy Industries                                                              25           1,269


SOFTWARE - 3.6%
  Electronic Arts Inc.                                                                   6             326
  IMSHealth Inc.                                                                        39             949
  Infosys Technologies Ltd.                                                             51           2,656
  Intuit Inc. (b)                                                                       15             635
  Novell Inc. (b)                                                                      197           1,177
  Sap AG                                                                                13           2,022
  Veritas Software Corp. (b)                                                            24             546
                                                                                                     8,311
TELECOMMUNICATIONS - 2.9%
  France Telecom SA                                                                     67           2,023
  KDDI Corp.                                                                             1           3,152
  Tele Norte Leste Participacoes SA                                                    104           1,609
                                                                                                     6,784
TELECOMMUNICATIONS EQUIPMENT - 2.1%
  Cisco Systems Inc. (b)                                                                68           1,218
  Corning Inc. (b)                                                                     165           1,834
  Juniper Networks Inc. (b)                                                             32             702
  Tandberg ASA                                                                         105           1,103
                                                                                                     4,857
TOBACCO - 0.4%
  Altria Group Inc.                                                                     10             654
  ITC Ltd.                                                                               9             265
                                                                                                       919
TRANSPORTATION - 0.2%
  Peninsular & Oriental Steam Navigation Co                                            101             553


VENTURE CAPITAL - 0.4%
  3i Group PLC                                                                          68             862


WIRELESS TELECOMMUNICATIONS - 7.8%
  Qualcomm Inc.                                                                         51           1,854
  SK Telecom Co. Ltd. - ADR (l)                                                        115           2,264
  Telefonaktiebolaget LM Ericsson - Class B                                          2,040           5,763
  Vodafone Airtouch Plc                                                              3,025           8,031
                                                                                                    17,912

Total Common Stocks (cost $187,745)                                                                221,580
PREFERRED STOCKS - 0.5%
AUTO MANUFACTURERS - 0.5%
  Porsche AG                                                                             2           1,221

  Total Preferred Stocks (cost $906)                                                                 1,221
SHORT TERM INVESTMENTS - 25.7%
MONEY MARKET FUNDS - 3.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       8,023           8,023

SECURITIES LENDING COLLATERAL - 22.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                51,278          51,278


  Total Short Term Investments (cost $59,301)                                                       59,301
TOTAL INVESTMENTS - 122.3% (COST $247,952)                                                         282,102
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (22.3%)                                                      (51,485)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $230,617
-----------------------

JNL/OPPENHEIMER GROWTH FUND
COMMON STOCKS - 100.5%
APPAREL - 0.9%
  Polo Ralph Lauren Corp.                                                                6            $217


AUTO PARTS & EQUIPMENT - 1.2%
  Autoliv Inc.                                                                           6             276


BANKS - 1.2%
  Commerce Bancorp. Inc. (l)                                                             8             273


BEVERAGES - 1.8%
  PepsiCo Inc.                                                                           8             423


BIOTECHNOLOGY - 5.7%
  Amgen Inc. (b)                                                                         8             468
  Celgene Corp. (b)                                                                      1              24
  Genentech Inc. (b)                                                                    10             593
  Genzyme Corp.                                                                          4             243
                                                                                                     1,328
COMMERCIAL SERVICES - 0.9%
  Apollo Group Inc. - Class A (b) (l)                                                    3             222


COMPUTERS - 6.9%
  Apple Computer Inc. (b)                                                               10             433
  Cognizant Technology Solutions Corp. (b)                                               3             125
  EMC Corp. (b)                                                                         53             653
  Network Appliance Inc. (b)                                                             5             147
  Research In Motion Ltd. (b)                                                            2             122
  Sun Microsystems Inc. (b)                                                             34             139
                                                                                                     1,619
COSMETICS & PERSONAL CARE - 2.6%
  Colgate-Palmolive Co.                                                                  4             188
  Estee Lauder Cos. Inc.                                                                 4             162
  Proctor & Gamble Co.                                                                   5             265
                                                                                                       615
DIVERSIFIED FINANCIAL SERVICES - 5.4%
  American Express Co                                                                   13             673
  Goldman Sachs Group Inc.                                                               1             154
  Legg Mason Inc.                                                                        2             141
  Morgan Stanley                                                                         5             293
                                                                                                     1,261
HEALTHCARE - 6.2%
  Guidant Corp.                                                                          1              59
  Johnson & Johnson                                                                      5             309
  Kinetic Concepts Inc. (b)                                                              2             143
  Medtronic Inc.                                                                         5             239
  Stryker Corp.                                                                          4             184
  Varian Medical Systems Inc. (b)                                                       15             517
                                                                                                     1,451
INSURANCE - 1.7%
  AFLAC Inc.                                                                             5             183
  American International Group Inc.                                                      4             221
                                                                                                       404
INTERNET - 5.2%
  eBay Inc. (b)                                                                         10             380
  Google Inc. (b)                                                                        1             253
  Opsware Inc. (b)                                                                      18              91
  VeriSign Inc. (b) (l)                                                                  8             241
  Yahoo! Inc. (b)                                                                        8             261
                                                                                                     1,226
LEISURE TIME - 0.8%
  Carnival Corp.                                                                         4             187


MANUFACTURING - 6.6%
  3M Co.                                                                                 3             240
  General Electric Co.                                                                  27             960
  Tyco International Ltd.                                                               10             353
                                                                                                     1,553
MEDIA - 2.7%
  Comcast Corp - Class A (b)                                                            11             365
  Walt Disney Co.                                                                        9             264
                                                                                                       629
OIL & GAS PRODUCERS - 4.5%
  Amerada Hess Corp.                                                                     3             327
  Apache Corp. (l)                                                                       6             349
  Noble Energy Inc.                                                                      6             381
                                                                                                     1,057
OIL & GAS SERVICES - 2.0%
  Schlumberger Ltd.                                                                      7             457


PHARMACEUTICALS - 3.7%
  Abbott Laboratories                                                                    7             331
  Gilead Sciences Inc.                                                                  15             532
                                                                                                       863
RETAIL - 11.7%
  Best Buy Co. Inc.                                                                      4             194
  Chico's FAS Inc. (b) (l)                                                              11             311
  Home Depot Inc.                                                                       14             528
  Kohl's Corp. (b)                                                                       6             320
  Staples Inc.                                                                          18             553
  Target Corp.                                                                          13             650
  Williams-Sonoma Inc. (b)                                                               5             173
                                                                                                     2,729
SEMICONDUCTORS - 6.9%
  Broadcom Corp. - Class A (b) (l)                                                       9             272
  Intel Corp.                                                                           15             358
  International Rectifier Corp. (b)                                                      7             305
  Marvell Technology Group Ltd. (b)                                                      7             261
  Maxim Integrated Products                                                              4             180
  Texas Instruments Inc.                                                                 9             237
                                                                                                     1,613
SOFTWARE - 9.8%
  Adobe Systems Inc.                                                                     4             276
  Autodesk Inc.                                                                          6             164
  Mercury Interactive Corp. (b) (l)                                                      7             351
  Microsoft Corp.                                                                       47           1,127
  Red Hat Inc. (b) (l)                                                                   7              79
  SAP AG - ADR                                                                           7             289
                                                                                                     2,286
TELECOMMUNICATIONS - 2.5%
  Amdocs Ltd. (b)                                                                       10             293
  Sprint Corp. (l)                                                                      13             289
                                                                                                       582
TELECOMMUNICATIONS EQUIPMENT - 5.2%
  Cisco Systems Inc. (b)                                                                39             696
  Comverse Technology Inc. (b)                                                           7             164
  Corning Inc. (b)                                                                      32             359
                                                                                                     1,219
TRANSPORTATION - 1.7%
  Expeditors International Washington Inc. (l)                                           3             177
  FedEx Corp.                                                                            2             215
                                                                                                       392
WIRELESS TELECOMMUNICATIONS - 2.7%
  LM Ericsson Telephone Co. (b)                                                          3              71
  Motorola Inc.                                                                         17             247
  Nokia OYJ. - Class A - ADR                                                            13             201
  Qualcomm Inc.                                                                          3             116
                                                                                                       635

  Total Common Stocks (cost $22,710)                                                                23,518
SHORT TERM INVESTMENTS - 10.0%
MONEY MARKET FUNDS - 1.4%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                         334             334

SECURITIES LENDING COLLATERAL - 8.6%
  Mellon GSL Delaware Business Trust Collateral Fund                                 2,006           2,006

  Total Short Term Investments (cost $2,340)                                                         2,340
TOTAL INVESTMENTS - 110.5% (COST $25,050)                                                           25,857
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (10.5%)                                                       (2,458)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                            $23,399
-----------------------

JNL/PIMCO TOTAL RETURN BOND FUND
PREFERRED STOCKS - 0.6%
BANKS - 0.5%
  DG Funding Trust, 4.80% (e)                                                            -          $2,147


SOVEREIGN - 0.1%
  Fannie Mae, 7.00% (b)                                                                  9             487

  Total Preferred Stocks (cost $2,537)                                                               2,634

OPTIONS - 0.0%
  Eurodollar Future Put option, Expiration September 2005, Strike price $94.50 E         1               -

  Total Options (cost $5)                                                                                -

CORPORATE BONDS - 14.0%
APPAREL - 0.1%
  Bank of America Mortgage Securities, 6.50%, 10/25/31                                 480             495


ASSET BACKED SECURITIES - 7.6%
  Ameriquest Mortgage Securities Inc., 3.12%, 08/25/32 (g)                              42              42
  Amortizing Residential Collateral Trust, 3.139%, 07/25/32 (g)                         68              69
  Amortizing Residential Collateral Trust, 3.17%, 07/25/32                              63              63
  Bank of America Mortgage Securities, 6.50%, 09/25/33                                 183             186
  Bear Stearns Adjustable Rate Mortgage Trust, 4.004%, 11/25/30 (g)                     19              19
  Bear Stearns Adjustable Rate Mortgage Trust, 5.27%, 10/25/32 (g)                      28              28
  Bear Stearns Adjustable Rate Mortgage Trust, 5.34%, 02/25/33 (g)                     191             193
  Bear Stearns Adjustable Rate Mortgage Trust, 5.64%, 02/25/33 (g)                      99              98
  Bear Stearns Adjustable Rate Mortgage Trust, 5.09%, 04/25/33                         399             394
  Bear Stearns Adjustable Rate Mortgage Trust, 4.74%, 01/25/34 (g)                   1,097           1,073
  CDC Mortgage Capital Trust, 3.139%, 01/25/33 (g)                                      44              44
  Centex Home Equity, 2.949%, 03/25/34                                                 504             504
  Citibank Omni-S Master Trust, 2.94%, 08/18/09                                      4,000           4,002
  Citibank Omni-S Master Trust, 3.189%, 11/17/09                                     3,700           3,709
  Countrywide Asset-Backed Certificates, 2.999%, 12/25/22                            1,828           1,829
  CountryWide Home Loans, 3.12%, 05/25/34                                            1,111           1,103
  Credit Based Asset Servicing And Securitization, 2.98%, 09/25/21                   1,159           1,159
  Credit-Based Asset Servicing And Securitization, 3.17%, 06/25/32 (g)                  56              56
  Equity One ABS Inc., 3.129%, 11/25/32 (g)                                            249             250
  Equity One ABS Inc., 2.959%, 07/25/34 (g)                                          1,442           1,442
  First Nationwide Trust, 3.449%, 09/25/31 (g)                                           1               1
  Home Equity Mortgage Trust, 2.999%, 12/25/34                                       1,148           1,148
  Household Home Equity Loan Trust, 3.20%, 10/20/32                                    750             750
  IMPAC Medical Systems Inc., 3.099%, 04/25/34                                         777             775
  Indymac Arm Trust, 6.70%, 01/25/32 (g)                                                 4               5
  Irwin Home Equity, 3.224%, 06/25/21 (e) (g)                                           14              14
  Long Beach Mortgage Loan Trust, 3.25%, 03/25/33 (g)                                  141             141
  Merrill Lynch Collateralized Loan Obligation, 3.42%, 06/23/10 (g)                    171             171
  Mellon Residential Funding Corp., 3.34%, 10/20/29 (g)                                748             755
  Mellon Residual Funding, 3.05%, 06/15/30                                           1,496           1,493
  Mid-State Trust, 8.33%, 04/01/30 (g)                                                  27              29
  Morgan Stanley Dean Witter Capital I, 2.98%, 03/25/34 (g)                            460             460
  NelNet Student Loan Trust, 2.689%, 04/25/11                                          663             663
  Park Place Securities Inc., 3.049%, 10/25/34                                         984             984
  Prime Mortgage Trust, 3.25%, 02/25/19                                                 95              95
  Prime Mortgage Trust, 3.25%, 02/25/34                                                370             371
  Residential Asset Mortgage Products Inc., 3.099%, 02/25/34                         2,057           2,060
  Sequoia Mortgage Trust, 3.20%, 10/19/26 (g)                                          502             503
  Small Business Administration Participation Certificates, 5.13%, 09/01/23             92              93
  Small Business Administration Participation Certificates, 5.52%, 06/01/24          1,867           1,913
  Structured Asset Mortgage Investments Inc., 3.179%, 09/19/32 (g)                     642             643
  Structured Asset Securities Corp., 3.30%, 06/25/17 (g)                               141             141
  Structured Asset Securities Corp., 3.33%, 03/25/31 (g)                                18              18
  Structured Asset Securities Corp., 6.13%, 02/25/32 (g)                                11              11
  Structured Asset Securities Corp., 3.139%, 01/25/33 (g)                               21              21
  Torrens Trust, 3.07%, 07/15/31 (e) (g)                                                78              78
  Washington Mutual Inc., 5.38%, 02/25/31 (g)                                          118             120
  Washington Mutual Inc., 5.13%, 10/25/32 (g)                                          156             158
  Washington Mutual Inc., 3.286%, 08/25/42 (g)                                       2,061           2,094
  Wells Fargo Home Equity Trust, 3.009%, 06/25/19                                      264             264
                                                                                                    32,235
AUTO MANUFACTURERS - 1.0%
  DaimlerChrysler NA Holdings Inc., 7.75%, 06/15/05                                  3,300           3,328
  DaimlerChrysler NA Holdings Inc., 3.47%, 05/24/06                                    900             904
                                                                                                     4,232
BANKS - 0.6%
  Banque Cent De Tunisie, 7.50%, 08/06/09 (e) EUR                                      300             449
  Citigroup Global Markets Holding Inc., 2.998%, 03/07/08                            1,700           1,699
  Old Kent Bank, 7.75%, 08/15/10                                                       500             507
                                                                                                     2,655
CHEMICALS - 0.0%
  Dow Chemical Co., 8.04%, 07/02/05                                                      8               8


DIVERSIFIED FINANCIAL SERVICES - 3.2%
  American General Finance Corp., 3.092%, 03/23/07                                     300             300
  CS First Boston Mortgage Securities Corp., 3.279%, 03/25/32 (e) (g)                  385             386
  Ford Motor Credit Co., 3.539%, 06/30/05 (g)                                          500             499
  Ford Motor Credit Co., 3.5725%, 07/07/05                                           1,800           1,797
  Ford Motor Credit Co., 7.60%, 08/01/05                                             3,100           3,132
  General Motors Acceptance Corp., 5.25%, 05/16/05                                     200             200
  General Motors Acceptance Corp., 7.50%, 07/15/05                                   1,900           1,915
  General Motors Acceptance Corp., 3.92%, 10/20/05                                   2,100           2,095
  GSMAP 2004-sea1 A1A, 3.21%, 10/25/33                                               1,492           1,492
  Ufj Finance Aruba Aec, 6.75%, 07/15/13                                               300             323
  Vendee Mortgage Trust, 6.50%, 09/15/24                                             1,185           1,241
                                                                                                    13,380
ELECTRIC - 0.5%
  Appalachian Power Co., 4.80%, 06/15/05                                               700             702
  PG&E Corp., 3.82%, 04/03/06                                                        1,600           1,604
                                                                                                     2,306
ELECTRONICS - 0.0%
  Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)                   96              99


PIPELINES - 0.6%
  El Paso Energy Corp., 8.05%, 10/15/30                                              1,000             955
  El Paso Energy Corp., 7.80%, 08/01/31                                              1,500           1,410
                                                                                                     2,365
TELECOMMUNICATIONS - 0.4%
  Sprint Capital Corp., 6.00%, 01/15/07                                                100             103
  Verizon Wireless Corp., 2.93%, 05/23/05 (e)                                        1,400           1,400
                                                                                                     1,503

  Total Corporate Bonds (cost $100,063)                                                             59,278
GOVERNMENT SECURITIES - 53.0%
ASSET BACKED SECURITIES - 0.0%
  Small Business Administration Participation Certificates, 7.449%, 08/01/10            40              43
  Small Business Administration Participation Certificates, 6.29%, 01/01/21             69              72
                                                                                                       115
SOVEREIGN - 13.1%
  Bonos Y Oblig Del Estado, 4.20%, 01/31/37 (b)                                        300             394
  Bundesrepublic Deutschland, 5.625%, 01/04/28                                         400             638
  Bundesrepublic Deutschland, 5.50%, 01/04/31                                          400             634
  Bundesrepublic Deutschland, 4.75%, 07/04/34                                          600             863
  Bundesschatz, 2.00%, 06/17/05 (f)                                                 26,000          33,781
  Canadian Government Bond, 5.75%, 06/01/33                                            400             383
  Canadian Government Bond, 3.00%, 12/01/36                                            205             206
  France Government Bond, 5.75%, 10/25/32                                            1,400           2,304
  France Government Bond, 4.75%, 04/25/35                                            1,000           1,437
  France Government Bond, 4.00%, 04/25/55                                              300             379
  PanAmSat Corp., 8.875%, 09/30/27                                                     200             215
  Republic of Brazil, 3.062%, 04/15/06 (g)                                              48              48
  Republic of Brazil, 11.50%, 03/12/08                                                 200             225
  Republic of Brazil, 8.84%, 06/29/09                                                  100             112
  Republic of Brazil, 11.00%, 01/11/12                                                 680             768
  Republic of Brazil, 3.125%, 04/15/12                                               1,332           1,251
  Republic of Brazil, 8.00%, 04/15/14                                                  836             827
  Republic of Brazil, 10.50%, 07/14/14 (l)                                             400             440
  Republic of Brazil, 11.00%, 08/17/40                                                 350             390
  Republic of Panama, 9.375%, 07/23/12                                                 200             226
  Republic of Panama, 9.375%, 01/16/23                                                 200             224
  Republic of Peru, 9.125%, 02/21/12                                                   600             675
  Republic of Peru, 9.875%, 02/06/15                                                   600             693
  Republic of South Africa, 9.125%, 05/19/09                                           100             114
  Resolution Fund Corp. - Principal Only, 10/15/20 (k)                                 400             183
  Russian Federation, (Step-Up Bond), 5.00%, 03/31/30 (d) (h)                        3,100           3,176
  Spanish Government Bond, 5.75%, 07/30/32                                             500             822
  United Mexican States, 0.00%, 06/30/05 (g)                                         6,900              97
  United Mexican States, 0.00%, 06/30/06 (g)                                         6,886             179
  United Mexican States, 0.00%, 06/30/07 (g)                                         4,850             114
  United Mexican States, 8.375%, 01/14/11                                              200             228
  United Mexican States, 6.375%, 01/16/13                                              250             259
  United Mexican States, 8.125%, 12/30/19                                              500             573
  United Mexican States, 8.00%, 09/24/22                                               800             908
  United Mexican States, 8.30%, 08/15/31                                             1,400           1,603
                                                                                                    55,369
U.S. GOVERNMENT AGENCIES - 39.9%
  Federal Home Loan Mortgage Corp., 3.26%, 11/15/30 (g)                                 18              18
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                     74              77
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                     69              71
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                     22              23
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/16                                     65              67
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/18                                    822             823
  Federal Home Loan Mortgage Corp., 6.25%, 08/25/22                                     44              44
  Federal Home Loan Mortgage Corp., 7.00%, 05/15/23                                    856             893
  Federal Home Loan Mortgage Corp., 3.876%, 07/01/27 (g)                                 6               6
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/33                                    531             544
  Federal Home Loan Mortgage Gold, 6.00%, 10/01/32                                     221             226
  Federal Home Loan Mortgage Gold, 6.00%, 10/01/32                                     184             188
  Federal Home Loan Mortgage Gold, 6.00%, 08/01/33                                     244             249
  Federal National Mortgage Association, 2.925%, 09/22/06                            1,700           1,699
  Federal National Mortgage Association, 5.50%, 11/01/13                                19              19
  Federal National Mortgage Association, 5.50%, 03/01/16                               207             211
  Federal National Mortgage Association, 6.00%, 04/01/16                                78              81
  Federal National Mortgage Association, 6.00%, 04/01/16                                97             100
  Federal National Mortgage Association, 6.00%, 04/01/16                               122             126
  Federal National Mortgage Association, 6.00%, 05/01/16                                94              97
  Federal National Mortgage Association, 6.00%, 08/01/16                                43              44
  Federal National Mortgage Association, 6.00%, 09/01/16                                40              42
  Federal National Mortgage Association, 6.00%, 11/01/16                                65              67
  Federal National Mortgage Association, 6.00%, 11/01/16                               119             123
  Federal National Mortgage Association, 5.50%, 12/01/16                               126             128
  Federal National Mortgage Association, 5.50%, 12/01/16                               237             242
  Federal National Mortgage Association, 5.50%, 12/01/16                                77              78
  Federal National Mortgage Association, 5.50%, 12/01/16                                33              34
  Federal National Mortgage Association, 5.50%, 01/01/17                                97              99
  Federal National Mortgage Association, 5.50%, 01/01/17                                25              25
  Federal National Mortgage Association, 5.50%, 01/01/17                                65              66
  Federal National Mortgage Association, 6.00%, 02/01/17                                 7               7
  Federal National Mortgage Association, 6.00%, 02/01/17                                31              32
  Federal National Mortgage Association, 5.50%, 03/01/17                               151             154
  Federal National Mortgage Association, 6.00%, 03/01/17                                54              55
  Federal National Mortgage Association, 6.00%, 03/01/17                                34              35
  Federal National Mortgage Association, 6.00%, 03/01/17                               113             117
  Federal National Mortgage Association, 6.00%, 04/01/17                               120             124
  Federal National Mortgage Association, 6.00%, 04/01/17                                10              10
  Federal National Mortgage Association, 6.00%, 04/01/17                                26              27
  Federal National Mortgage Association, 6.00%, 05/01/17                                16              16
  Federal National Mortgage Association, 6.00%, 05/01/17                                29              30
  Federal National Mortgage Association, 5.50%, 10/01/17                               125             128
  Federal National Mortgage Association, 6.00%, 10/01/17                               138             143
  Federal National Mortgage Association, 5.50%, 11/01/17                                11              11
  Federal National Mortgage Association, 5.50%, 11/01/17                                76              78
  Federal National Mortgage Association, 5.00%, 05/01/18                                24              24
  Federal National Mortgage Association, 5.00%, 08/01/18                             2,315           2,315
  Federal National Mortgage Association, 5.00%, 09/01/18                               541             541
  Federal National Mortgage Association, 5.00%, 10/01/18                               681             681
  Federal National Mortgage Association, 5.00%, 12/01/19                               455             455
  Federal National Mortgage Association, 4.50%, 02/01/20                               996             974
  Federal National Mortgage Association, TBA (c)                                    10,000           9,991
  Federal National Mortgage Association, 5.50%, 11/01/32                               927             931
  Federal National Mortgage Association, 5.50%, 11/01/32                             1,201           1,206
  Federal National Mortgage Association, 5.50%, 11/01/32                               931             935
  Federal National Mortgage Association, 5.50%, 01/01/33                               940             944
  Federal National Mortgage Association, 6.00%, 03/01/33                                88              90
  Federal National Mortgage Association, 5.00%, 04/25/33                             1,781           1,747
  Federal National Mortgage Association, 5.50%, 11/01/33                               873             876
  Federal National Mortgage Association, 5.50%, 02/01/34                               917             920
  Federal National Mortgage Association, 5.50%, 02/01/34                               751             752
  Federal National Mortgage Association, 5.00%, TBA (c)                              8,031           7,874
  Federal National Mortgage Association, 5.50%, 03/01/34                               778             780
  Federal National Mortgage Association, 6.50%, 11/01/34                               464             481
  Federal National Mortgage Association, 5.00%, 02/01/35                                78              76
  Federal National Mortgage Association, TBA (c)                                   115,000         115,144
  Federal National Mortgage Association, TBA (c)                                     9,500           9,260
  Federal National Mortgage Association, 3.422%, 09/01/40 (g)                           89              91
  Federal National Mortgage Association, 6.50%, 12/25/42                               232             240
  Federal National Mortgage Association, 3.20%, 03/25/44                             2,238           2,238
  FHA St Regis Nursing Home Plc, 7.50%, 03/01/32                                       195             194
  Government National Mortgage Association, 3.375%, 05/20/26 (g)                       210             214
  Government National Mortgage Association, 3.375%, 02/20/27 (g)                        22              22
  Government National Mortgage Association, 3.375%, 04/20/30 (g)                        54              55
  Government National Mortgage Association, 3.375%, 05/20/30 (g) (l)                    45              46
  Government National Mortgage Association, 2.75%, 02/20/32 (g)                        525             527
  Government National Mortgage Association, 3.00%, 02/20/32 (g)                        321             325
                                                                                                   168,416
U.S TREASURY SECURITIES - 9.5%
  U.S. Treasury Inflation Indexed Note, 3.625%, 04/15/28                             1,300           2,015
  U.S. Treasury Inflation Indexed Note, 2.375%, 01/15/25                             5,600           6,094
  U.S. Treasury Inflation Indexed Note, 3.375%, 01/15/07 (m)                           100             126
  U.S. Treasury Inflation Indexed Note, 3.875%, 01/15/09                             3,500           4,488
  U.S. Treasury Inflation Indexed Note, 4.25%, 01/15/10                              6,300           8,129
  U.S. Treasury Inflation Indexed Note, 3.375%, 01/15/12                             2,200           2,652
  U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12                              7,400           8,638
  U.S. Treasury Inflation Indexed Note, 1.875%, 07/15/13                               400             423
  U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14                              5,200           5,374
  U.S. Treasury Inflation Indexed Note, 0.875%, 04/15/10                             1,800           1,772
  U.S. Treasury Inflation Indexed Note, 1.625%, 01/15/15                               300             295
                                                                                                    40,006


  Total Government Securities (cost $221,527)                                                      263,916
MUNICIPALS - 1.6%
  Illinois State Series A Municipal, 5.00%, 03/01/34                                   200             205
  New York City Series J Municipal, 5.00%, 03/01/30                                    300             307
  New York City Water & Sewer Series C, 5.00%, 06/15/31                              3,200           3,300
  Tobacco Settlement Financing Corp., 6.125%, 06/01/24                                 500             512
  Tobacco Settlement Financing Corp., 6.75%, 06/01/39                                2,400           2,518

  Total Municipals (cost $6,683)                                                                     6,842
SHORT TERM INVESTMENTS - 62.7%
CERTIFICATES OF DEPOSIT - 2.3%
  Bank of America Corp., 2.61%, 04/20/05 (f)                                         9,800           9,800


COMMERCIAL PAPER - 23.2%
  Danske Corp., 2.65%, 05/23/05 (f)                                                  4,600           4,582
  Danske Corp., 2.725%, 06/06/05                                                       200             199
  GE Capital, 2.66%, 04/28/05                                                          500             499
  General Electric Capital Corp., 2.97%, 06/20/05 (f)                               11,400          11,325
  Ixis Corp., 2.61%, 04/26/05 (f)                                                    2,400           2,396
  Ixis Corp., 2.605%, 05/18/05 (f)                                                   3,100           3,089
  Ixis Corp., 2.775%, 06/08/05 (f)                                                   6,800           6,764
  Rabobank USA Corp., 2.82%, 04/01/05                                               11,400          11,400
  Skandi Ensk Bank, 2.68%, 05/03/05 (f)                                              5,000           4,988
  Skandi Ensk Bank, 2.70%, 05/27/05 (f)                                              4,200           4,182
  Skandi Ensk Bank, 2.88%, 06/09/05 (f)                                              1,800           1,790
  Skandi Ensk Bank, 2.85%, 06/24/05                                                  1,000             993
  Spintab AB, 2.62%, 04/26/05 (f)                                                   10,900          10,880
  Total Fina Elf, 2.83%, 04/01/05                                                   11,400          11,400
  UBS Finance LLC, 2.83%, 04/01/05                                                     100             100
  UBS Finance LLC, 2.785%, 04/28/05 (f)                                              5,500           5,489
  UBS Finance LLC, 2.67%, 05/25/05                                                   1,000             996
  UBS Finance LLC, 2.73%, 06/02/05                                                     100             100
  UBS Finance LLC, 3.02%, 07/22/05 (f)                                               5,900           5,845
  Westpac Capital Corp., 2.86%, 06/07/05 (f)                                        11,400          11,339
                                                                                                    98,356
DIVERSIFIED FINANCIAL SERVICES - 1.5%
  Bank of Ireland, 2.505%, 04/21/05 (e) (f)                                          5,100           5,093
  Barclays US Funding, 2.665%, 05/02/05                                              1,500           1,497
                                                                                                     6,590
MONEY MARKET FUNDS - 2.6%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                      10,908          10,908


REPURCHASE AGREEMENT - 2.2%
  Repurchase Agreement with Credit Suisse First Boston Corp., 2.50%, (Collateralized by
       $9,706 U.S. Treasury Note, 4.00%, due 02/15/14, market value $9,370) acquired
        on 03/31/05, due 04/01/05 at $9,200                                          9,200           9,200

SECURITIES LENDING COLLATERAL - 10.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                44,386          44,386


U.S. GOVERNMENT AGENCIES - 19.8%
  Federal Home Loan Mortgage Corp. Discount Note, 2.795%, 05/31/05 (f)              11,300          11,247
  Federal Home Loan Mortgage Corp. Discount Note, 2.815%, 06/07/05 (f)               4,400           4,377
  Federal Home Loan Mortgage Corp. Discount Note, 2.68%, 06/15/05 (f)                7,200           7,159
  Federal Home Loan Mortgage Corp. Discount Note, 2.93%, 06/30/05                      200             199
  Federal Home Loan Mortgage Corp. Discount Note, 2.89%, 07/12/05 (f)               11,300          11,207
  Federal Home Loan Mortgage Corp. Discount Note, 3.02%, 08/01/05 (f)                3,800           3,761
  Federal Home Loan Mortgage Corp. Discount Note, 3.00%, 08/08/05 (f)                3,800           3,759
  Federal Home Loan Mortgage Corp. Discount Note, 3.02%, 08/09/05                      100              99
  Federal National Mortgage Association Discount Note, 2.48%, 04/06/05                 500             500
  Federal National Mortgage Association Discount Note, 2.39%, 04/15/05                 500             500
  Federal National Mortgage Association Discount Note, 2.57%, 04/20/05               3,000           2,996
  Federal National Mortgage Association Discount Note, 2.59%, 04/27/05                 200             200
  Federal National Mortgage Association Discount Note, 2.62%, 05/04/05                 900             898
  Federal National Mortgage Association Discount Note, 2.645%, 05/11/05              4,200           4,188
  Federal National Mortgage Association Discount Note, 2.755%, 05/25/05              5,100           5,079
  Federal National Mortgage Association Discount Note, 2.80%, 06/01/05                 200             199
  Federal National Mortgage Association Discount Note, 2.86%, 06/08/05               8,400           8,355
  Federal National Mortgage Association Discount Note, 2.71%, 06/13/05               9,200           9,149
  Federal National Mortgage Association Discount Note, 3.01%, 08/01/05               2,800           2,771
  Federal National Mortgage Association Discount Note, 3.03%, 08/03/05               7,000           6,927
                                                                                                    83,570
U.S. TREASURY BILLS - 0.6%
  U.S. Treasury Bill, 2.594%, 05/05/05 (m)                                              30              30
  U.S. Treasury Bill, 2.71%, 06/02/05 (m)                                              815             811
  U.S. Treasury Bill, 2.74%, 06/16/05 (m)                                            1,675           1,665
                                                                                                     2,506

  Total Short Term Investments (cost $265,316)                                                     265,316
TOTAL INVESTMENTS - 141.4% (COST $596,131)                                                         597,986
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (41.4%)                                                     (175,131)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $422,855
-----------------------

JNL/PUTNAM EQUITY FUND
COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 2.0%
  Boeing Co.                                                                            13            $737
  Lockheed Martin Corp.                                                                 30           1,856
  United Technologies Corp.                                                              -              10
                                                                                                     2,603
AIRLINES - 0.8%
  JetBlue Airways Corp. (b)                                                             17             314
  Southwest Airlines Co.                                                                51             721
                                                                                                     1,035
AUTO PARTS & EQUIPMENT - 0.4%
  Autoliv Inc.                                                                          10             491


BANKS - 4.5%
  Commerce Bancorp. Inc. (l)                                                            96           3,124
  Investors Financial Services Corp.                                                    11             553
  US Bancorp.                                                                           79           2,268
                                                                                                     5,945
BEVERAGES - 0.9%
  Coca-Cola Co.                                                                         20             838
  Molson Coors Brewing Co. (l)                                                           5             370
                                                                                                     1,208
BIOTECHNOLOGY - 1.3%
  Amgen Inc. (b)                                                                        30           1,735
  Biogen Idec Inc. (b)                                                                   -               9
  Genzyme Corp.                                                                          -              17
                                                                                                     1,761
BUILDING MATERIALS - 1.2%
  Masco Corp.                                                                           40           1,376
  Vulcan Materials Co.                                                                   4             210
                                                                                                     1,586
CHEMICALS - 0.7%
  EI Du Pont de Nemours & Co.                                                            1              51
  PPG Industries Inc.                                                                   12             844
                                                                                                       895
COMMERCIAL SERVICES - 3.0%
  Alliance Data Systems Corp. (b)                                                       22             881
  Apollo Group Inc. - Class A (b)                                                       22           1,592
  Career Education Corp. (b)                                                             7             247
  Cendant Corp.                                                                         48             984
  Equifax Inc.                                                                           7             224
                                                                                                     3,928
COMPUTERS - 3.9%
  Apple Computer Inc. (b)                                                               22             920
  Dell Inc. (b)                                                                         41           1,587
  EMC Corp. (b)                                                                          2              26
  International Business Machines Corp.                                                 14           1,252
  Lexmark International Inc. (b)                                                         5             360
  SanDisk Corp. (b)                                                                     20             551
  Sun Microsystems Inc. (b)                                                            128             518
                                                                                                     5,214
COSMETICS & PERSONAL CARE - 0.7%
  Alberto-Culver Co. - Class B                                                           1              29
  Avon Products Inc.                                                                    20             876
  Estee Lauder Cos. Inc.                                                                 1              31
                                                                                                       936
DISTRIBUTION & WHOLESALE - 0.3%
  Ingram Micro Inc. - Class A (b)                                                       22             370


DIVERSIFIED FINANCIAL SERVICES - 16.2%
  Bear Stearns Cos. Inc.                                                                12           1,169
  Capital One Financial Corp. (l)                                                       42           3,137
  Chicago Mercantile Exchange Holdings Inc.                                              6           1,125
  Citigroup Inc.                                                                        72           3,245
  Countrywide Financial Corp.                                                           90           2,912
  Fannie Mae                                                                            58           3,136
  Freddie Mac                                                                           29           1,852
  Goldman Sachs Group Inc.                                                              14           1,562
  Lehman Brothers Holdings Inc.                                                         23           2,128
  Providian Financial Corp. (b)                                                         64           1,097
                                                                                                    21,363
ELECTRIC - 0.6%
  AES Corp. (b)                                                                         37             604
  Dominion Resources Inc.                                                                -              30
  Edison International                                                                   -              16
  Entergy Corp.                                                                          -              35
  PG&E Corp.                                                                             1              45
  Sierra Pacific Resources (b)                                                           2              17
  Wisconsin Energy Corp.                                                                 -              14
                                                                                                       761
ELECTRONICS - 0.4%
  Amphenol Corp. - Class A                                                              13             485
  Flextronics International Ltd. (b)                                                     1              13
                                                                                                       498
FOOD - 0.3%
  Supervalu Inc.                                                                        12             407


HEALTHCARE - 6.3%
  Becton Dickinson & Co.                                                                 -              12
  HCA Inc.                                                                              19           1,034
  Humana Inc. (b)                                                                       18             581
  Johnson & Johnson                                                                     71           4,796
  Manor Care Inc.                                                                        2              80
  Medtronic Inc.                                                                         1              31
  Pacificare Health Systems (b)                                                          5             268
  St. Jude Medical Inc. (b)                                                              -              14
  UnitedHealth Group Inc.                                                               15           1,431
  WellPoint Inc. (b)                                                                     -              13
                                                                                                     8,260
HOME BUILDERS - 1.3%
  Lennar Corp. (l)                                                                       8             476
  NVR Inc. (b)                                                                           2           1,178
                                                                                                     1,654
HOME FURNISHINGS - 0.7%
  Harman International Industries Inc.                                                   3             257
  Whirlpool Corp. (l)                                                                   11             725
                                                                                                       982
INSURANCE - 6.7%
  ACE Ltd.                                                                              26           1,070
  American International Group Inc.                                                     82           4,527
  Chubb Corp.                                                                            7             523
  Everest Re Group Ltd.                                                                 26           2,179
  Hartford Financial Services Group Inc.                                                 8             562
                                                                                                     8,861
INTERNET - 3.6%
  eBay Inc. (b)                                                                         33           1,244
  Google Inc. (b)                                                                        3             542
  IAC Interactivecorp. (b) (l)                                                           1              13
  Symantec Corp.                                                                        72           1,536
  Yahoo! Inc. (b)                                                                       42           1,424
                                                                                                     4,759
IRON & STEEL - 0.3%
  United States Steel Corp.                                                              8             412


LEISURE TIME - 2.2%
  Harley Davidson Inc.                                                                  29           1,652
  Royal Caribbean Cruises Ltd. (l)                                                      18             804
  Sabre Holdings Corp.                                                                  18             392
                                                                                                     2,848
LODGING - 0.0%
  Las Vegas Sands Corp. (b)                                                              1              30


MACHINERY - 0.4%
  Caterpillar Inc.                                                                       1              55
  Cummins Inc.                                                                           8             535
                                                                                                       590
MANUFACTURING - 2.5%
  3M Co.                                                                                 -              26
  Eastman Kodak Co. (l)                                                                 26             833
  Parker-Hannifin Corp.                                                                 11             670
  Tyco International Ltd.                                                               51           1,730
                                                                                                     3,259
MEDIA - 0.5%
  Comcast Corp - Special Class A (b)                                                     2              53
  Mcgraw-Hill Cos. Inc.                                                                  5             471
  Time Warner Inc. (b)                                                                   2              42
  Walt Disney Co.                                                                        1              29
                                                                                                       595
MINING - 0.9%
  Alcoa Inc.                                                                            21             644
  BHP Billiton Plc                                                                      38             506
                                                                                                     1,150
OFFICE & BUSINESS EQUIPMENT - 0.7%
  Xerox Corp. (b) (l)                                                                   64             973


OIL & GAS PRODUCERS - 8.3%
  Amerada Hess Corp.                                                                    19           1,847
  Apache Corp.                                                                           1              35
  Canadian Natural Resources Ltd.                                                        4             247
  ChevronTexaco Corp.                                                                   25           1,429
  Devon Energy Corp.                                                                    14             688
  Exxon Mobil Corp.                                                                     92           5,500
  GlobalSantaFe Corp.                                                                    1              48
  Marathon Oil Corp.                                                                    26           1,225
                                                                                                    11,019
PACKAGING & CONTAINERS - 0.0%
  Sealed Air Corp.                                                                       1              31


PHARMACEUTICALS - 7.8%
  AmerisourceBergen Corp.                                                                -              17
  Cardinal Health Inc.                                                                  34           1,869
  Eli Lilly & Co.                                                                        -              10
  Express Scripts Inc. (b)                                                              13           1,160
  Medco Health Solutions Inc. (b)                                                        3             169
  Merck & Co. Inc.                                                                      52           1,677
  Pfizer Inc.                                                                          174           4,570
  Teva Pharmaceutical Industries Ltd. - ADR                                             25             780
  Wyeth                                                                                  1              25
                                                                                                    10,277
REAL ESTATE - 0.5%
  General Growth Properties Inc.                                                        21             699


RETAIL - 6.2%
  Autozone Inc. (b)                                                                     12           1,062
  Best Buy Co. Inc.                                                                     27           1,474
  Home Depot Inc.                                                                       20             776
  Kohl's Corp. (b)                                                                       1              31
  Lowe's Cos. Inc.                                                                      25           1,407
  McDonald's Corp.                                                                      65           2,027
  Michaels Stores Inc.                                                                   1              36
  Office Depot Inc.                                                                     37             810
  Ross Stores Inc.                                                                       1              29
  Staples Inc.                                                                          18             577
                                                                                                     8,229
SEMICONDUCTORS - 0.4%
  Applied Materials Inc.                                                                 2              29
  Freescale Semiconductor Inc. (b)                                                       2              40
Intel Corp.                                                                             22             520
                                                                                                       589
SOFTWARE - 6.6%
  Adobe Systems Inc.                                                                    16           1,081
  Automatic Data Processing Inc.                                                         -              13
  BMC Software Inc. (b)                                                                 32             482
  Citrix Systems Inc. (b) (l)                                                           40             950
  Fair Isaac Inc.                                                                       24             827
  Fiserv Inc. (b)                                                                        5             207
  Microsoft Corp.                                                                      186           4,505
  Oracle Corp. (b)                                                                      51             638
  Red Hat Inc. (b)                                                                       1              13
  Siebel Systems Inc. (b)                                                                3              26
                                                                                                     8,742
TELECOMMUNICATIONS - 0.1%
  BellSouth Corp.                                                                        -               8
  SBC Communications Inc.                                                                1              27
  Sprint Corp.                                                                           1              32
  Verizon Communications Inc.                                                            1              37
                                                                                                       104
TELECOMMUNICATIONS EQUIPMENT - 2.9%
  Cisco Systems Inc. (b)                                                               214           3,834


TOBACCO - 3.0%
  Altria Group Inc.                                                                     57           3,730
  Loews Corp.                                                                            9             291
                                                                                                     4,021
TRANSPORTATION - 0.4%
  Overseas Shipholding Group                                                             8             479


WIRELESS TELECOMMUNICATIONS - 0.3%
  Nextel Communications Inc. (b)                                                         1              28
  Qualcomm Inc.                                                                          1              29
  Vodafone Group Plc - ADR                                                              14             382
                                                                                                       439

  Total Common Stocks (cost $122,171)                                                              131,837

SHORT TERM INVESTMENTS - 6.9%
SECURITIES LENDING COLLATERAL - 6.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                 9,120           9,120

  Total Short Term Investments (cost $9,120)                                                         9,120
TOTAL INVESTMENTS - 106.7% (COST $131,291)                                                         140,957
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (6.7)%                                                         (8,899)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $132,058
-----------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND
COMMON STOCKS - 94.8%
AEROSPACE & DEFENSE - 0.7%
  European Aeronautic Defence and Space Co.                                             23            $692


AIRLINES - 0.7%
  Singapore Airlines Ltd.                                                               95             685


APPAREL - 0.4%
  Onward Kashiyama Co. Ltd.                                                             28             414


AUTO MANUFACTURERS - 5.4%
  Bayerische Motoren Werke AG                                                            8             383
  Hyundai Motor Co. - GDR (e)                                                           23             623
  Nissan Motor Co. Ltd.                                                                  5              51
  Renault SA                                                                            16           1,477
  Toyota Motor Corp.                                                                    83           3,081
                                                                                                     5,615
BANKS - 17.0%
  Allied Irish Banks Plc                                                                19             401
  Australia And New Zealand Banking Group Ltd.                                           5              75
  Banca Intesa SpA                                                                     119             598
  Banco Itau Holding Financiera SA - ADR                                                 2             164
  Bank of Ireland                                                                        8             132
  Barclays Plc                                                                         246           2,513
  BNP Paribas SA                                                                        17           1,234
  Commonwealth Bank of Australia                                                         3              69
  Credit Agricole SA                                                                    61           1,658
  Credit Suisse Group (b)                                                               33           1,425
  DBS Group Holdings Ltd.                                                              120           1,084
  Depfa Bank Plc                                                                         8             131
  HSBC Holdings Plc                                                                      7             116
  Kbc Bancassurance Holding                                                              7             598
  Lloyds TSB Group Plc                                                                  19             167
  Mitsubishi Tokyo Financial Group Inc.                                                  -           1,096
  Mizuho Financial Group Inc.                                                            -             687
  National Bank of Greece SA (b) (e)                                                     7             234
  National Bank of Greece SA                                                            12             405
  Nordea Bank AB                                                                       107           1,081
  OTP Bank Rt                                                                            4             129
  Royal Bank of Scotland (b)                                                             9             288
  Royal Bank Of Scotland Group Plc                                                      75           2,383
  UBS AG                                                                                12           1,028
  Unibanco - Uniao de Bancos Brasileiros SA - GDR                                        8             277
  Westpac Banking Corp.                                                                  4              56
                                                                                                    18,029
BEVERAGES - 2.1%
  Diageo Plc                                                                            97           1,362
  InBev NV                                                                              23             806
  Pernod-Ricard                                                                          -              51
                                                                                                     2,219
BUILDING MATERIALS - 0.4%
  Adelaide Brighton Ltd.                                                                32              42
  CRH Plc                                                                               15             399
                                                                                                       441
CHEMICALS - 2.6%
  Air Liquide                                                                            -              44
  BASF AG                                                                               28           1,970
  Ciba Specialty Chemicals AG                                                           10             665
  Shin-Etsu Chemical Co. Ltd.                                                            1              38
                                                                                                     2,717
COMMERCIAL SERVICES - 1.3%
  Dai Nippon Printing Co. Ltd.                                                          56             916
  Societe Des Autoroutes Paris-Rhin-Rhone (b)                                            9             492
                                                                                                     1,408
COMPUTERS - 0.0%
  Acer Inc.                                                                             32              50


DISTRIBUTION & WHOLESALE - 0.4%
  Mitsubishi Corp.                                                                       4              57
  Mitsui & Co. Ltd.                                                                     42             388
                                                                                                       445
DIVERSIFIED FINANCIAL SERVICES - 3.4%
  Acom Co. Ltd.                                                                         13             866
  Chinatrust Financial Holding Co.                                                     412             465
  Credit Saison Co. Ltd.                                                                16             577
  Fubon Financial Holding Co. Ltd.                                                      14             132
  Nomura Securities Co. Ltd.                                                            48             673
  ORIX Corp.                                                                             2             294
  Sampo-leonia Insurance                                                                 6              92
  Takefuji Corp.                                                                         6             410
                                                                                                     3,509
ELECTRIC - 1.3%
  E.ON AG                                                                                1              56
  Iberdrola SA                                                                          45           1,193
  International Power Plc (b)                                                           19              64
  Scottish & Southern Energy Plc                                                         2              28
  Scottish Power Plc                                                                     2              17
  Tokyo Electric Power Co. Inc.                                                          2              54
                                                                                                     1,412
ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
  Funai Electric Co. Ltd.                                                                -              49
  Samsung Electronics Co. Ltd.                                                           3           1,518
                                                                                                     1,567
ELECTRONICS - 0.9%
  Flextronics International Ltd. (b)                                                    25             301
  Koninklijke Philips Electronics NV                                                     4             101
  Omron Corp.                                                                           26             567
                                                                                                       969
ENGINEERING & CONSTRUCTION - 0.7%
  JGC Corp.                                                                             33             361
  Linde AG                                                                               5             348
  Societe Des Autoroutes Paris (b) (e)                                                   1              50
                                                                                                       759
FOOD - 2.1%
  Ahold Koninklijke NV (b)                                                             101             844
  Groupe Danone                                                                          1              59
  Metro AG                                                                               1              48
  Nestle SA                                                                              2             431
  Royal Numico NV (b)                                                                    2              83
  Tesco Plc                                                                            117             699
  Woolworths Ltd.                                                                        4              50
                                                                                                     2,214
GAS - 1.0%
  Tokyo Gas Co. Ltd.                                                                   250           1,011


HAND & MACHINE TOOLS - 0.4%
  Schneider Electric SA                                                                  1              63
  SMC Corp.                                                                              4             397
                                                                                                       460
HEALTHCARE - 0.4%
  Hoya Corp.                                                                             4             408


HOLDING COMPANIES - DIVERSIFIED - 0.5%
  Swire Pacific Ltd.                                                                    60             475


HOME FURNISHINGS - 0.1%
  Matsushita Electric Industrial Co. Ltd.                                                4              59


HOUSEHOLD PRODUCTS - 1.3%
  Reckitt Benckiser Plc                                                                 42           1,338


INSURANCE - 4.1%
  ACE Ltd.                                                                               -              17
  Aeon Deal Stock (b)                                                                    2              27
  Allianz AG                                                                             3             442
  AXA SA                                                                                 2              51
  ING Group NV                                                                           5             161
  QBE Insurance Group Ltd.                                                               7              78
  Swiss Reinsurance                                                                     23           1,675
  XL Capital Ltd.                                                                        9             621
  Zurich Financial Services AG (b)                                                       7           1,188
                                                                                                     4,260
MACHINERY - 0.3%
  Kubota Corp.                                                                          52             278


MANUFACTURING - 1.0%
  Siemens AG                                                                            13           1,037


MEDIA - 4.1%
  Fuji Television Network Inc.                                                           -              90
  Gestevision Telecinco SA (b)                                                           5             108
  Itv Plc                                                                              196             471
  Jupiter Telecommunications Co.                                                         1             476
  Lagardere SCA                                                                          2             160
  Mediaset SpA                                                                          63             904
  News Corp. Inc. (l)                                                                    7             128
  Premiere AG (e)                                                                        3             122
  Vivendi Universal SA (b) (e)                                                           8             253
  Vivendi Universal SA (b)                                                              53           1,629
                                                                                                     4,341
METAL FABRICATION & HARDWARE - 1.1%
  Assa Abloy AB                                                                         37             531
  SKF AB - Class B                                                                      13             618
                                                                                                     1,149
MINING - 1.5%
  BHP Billiton Plc                                                                      32             425
  Rio Tinto Plc                                                                         34           1,098
                                                                                                     1,523
OFFICE & BUSINESS EQUIPMENT - 2.3%
  Canon Inc.                                                                            44           2,371


OIL & GAS PRODUCERS - 7.9%
  Canadian Natural Resources Ltd.                                                       14             798
  ENI SpA                                                                                4              92
  Norsk Hydro ASA                                                                        9             780
  Petroleo Basileiro SA - ADR                                                           22             960
  Royal Dutch Petroleum Co. - NYS                                                       25           1,526
  Shell Transport & Trading Co. Plc                                                     88             788
  Tonengeneral Sekiyu KK                                                                37             380
  Total Fina SA                                                                         13           2,992
                                                                                                     8,316
OIL & GAS SERVICES - 0.3%
  IHC Caland NV                                                                          3             190
  Smedvig ASA                                                                            5              97
                                                                                                       287
PACKAGING & CONTAINERS - 0.3%
  Amcor Ltd.                                                                            55             306


PHARMACEUTICALS - 7.2%
  Astellas Pharma Inc.                                                                  35           1,184
  AstraZeneca Plc                                                                       19             739
  GlaxoSmithKline Plc                                                                   21             488
  Novartis AG                                                                           43           2,030
  Roche Holding AG                                                                      21           2,284
  Sankyo Co. Ltd.                                                                        2              44
  Schwarz Pharma AG                                                                      5             206
  Takeda Pharmaceutical Co.                                                             11             521
                                                                                                     7,496
REAL ESTATE - 0.1%
  Daito Trust Construction Co. Ltd.                                                      2              98


RETAIL - 2.6%
  Aeon Co. Ltd.                                                                         27             455
  Hesses & Mauritz AB - Class B                                                         25             875
  Lawson Inc.                                                                           12             435
  Swatch Group AG                                                                        6             179
  Swatch Group AG - Class B                                                              5             750
                                                                                                     2,694
SEMICONDUCTORS - 0.9%
  ATI Technologies Inc.                                                                 21             355
  Taiwan Semiconductor Manufacturing Co. Ltd.                                          362             591
                                                                                                       946
SOFTWARE - 0.3%
  Nomura Research Institute Ltd.                                                         3             319


TELECOMMUNICATIONS - 6.7%
  China Netcom Group Corp. (b)                                                         524             736
  China Telecom Corp Ltd.                                                              984             344
  Eircom Group Plc                                                                      58             152
  France Telecom (b) (e)                                                                19             555
  France Telecom SA                                                                     53           1,581
  Hellenic Telecommunications Organization SA                                           16             292
  Jupiter Telecom (e)                                                                    -              10
  KPN Royal NV (e)                                                                      13             118
  Nippon Telegraph & Telephone Corp.                                                     -             298
  Royal KPN NV                                                                         119           1,064
  TDC A/S                                                                                9             363
  Tele Norte Leste Participacoes SA.                                                    20             314
  Telecom Corp of New Zealand Ltd.                                                      17              75
  Telecom Italia SpA                                                                    16              62
  Telefonica SA                                                                          4              68
  Telefonos de Mexico SA de CV - ADR                                                    19             671
  Telekom Austria AG                                                                    18             361
                                                                                                     7,064
TOBACCO - 1.9%
  Altadis SA                                                                            18             753
  Japan Tobacco Inc.                                                                     -           1,214
                                                                                                     1,967
TRANSPORTATION - 2.4%
  Canadian National Railway Co.                                                          4             261
  East Japan Railway Co.                                                                 -           1,164
  TNT NV                                                                                37           1,048
                                                                                                     2,473
WATER - 0.8%
  Vivendi Environnement                                                                 24             839


WIRELESS TELECOMMUNICATIONS - 4.4%
  Nokia OYJ                                                                              3              46
  NTT DoCoMo Inc.                                                                        -              49
  Telefonaktiebolaget LM Ericsson - Class B                                             96             270
  Vodafone Airtouch Plc                                                              1,612           4,281
                                                                                                     4,646

  Total Common Stocks (cost $87,026)                                                                99,306
PREFERRED STOCKS - 0.3%
HOLDING COMPANIES - DIVERSIFIED - 0.3%
  National Thermal Power Co., 0.00% (e)                                                167             327

  Total Preferred Stocks (cost $347)                                                                   327
MUTUAL FUNDS - 2.5%
  IShares MSCI EAFE Index                                                               16           2,600

  Total Mutual Funds (cost $2,562)                                                                   2,600
WARRANTS - 0.3%
MANUFACTURING - 0.3%
  Reliance Industries Warrant, No Strike Price, Expiring 09/30/05                       37             464

  Total Warrants (cost $385)                                                                           464
SHORT TERM INVESTMENTS - 32.5%
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           1               1


REPURCHASE AGREEMENT - 5.2%
  Repurchase Agreement with Bank of America Securities, 2.83%, (Collateralized by $5,565 Federal
       Home Loan Mortgage Corporation Discount Note, 2.12%, due 06/30/05, market value $5,468)
       acquired on 03/31/05, due 04/01/05 at $5,414                                   5,414           5,414

SECURITIES LENDING COLLATERAL - 27.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                28,610          28,610

  Total Short Term Investments (cost $34,025)                                                       34,025
TOTAL INVESTMENTS - 130.6% (COST $124,345)                                                         136,723
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (30.6%)                                                      (32,022)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $104,701
-----------------------

JNL/PUTNAM MIDCAP GROWTH FUND
COMMON STOCKS - 97.2%
ADVERTISING - 1.2%
  Getty Images Inc. (b)                                                                  6            $420


AEROSPACE & DEFENSE - 1.9%
  United Defense Industries Inc.                                                         9             668


AUTO PARTS & EQUIPMENT - 1.8%
  Autoliv Inc.                                                                          13             600


BANKS - 0.6%
  Commerce Bancorp. Inc. (l)                                                             7             218


BIOTECHNOLOGY - 2.6%
  Charles River Laboratories International Inc. (b)                                     10             466
  Genzyme Corp.                                                                          7             424
                                                                                                       890
BUILDING MATERIALS - 1.2%
  Vulcan Materials Co.                                                                   7             403


CHEMICALS - 0.8%
  Georgia Gulf Corp.                                                                     6             267


COMMERCIAL SERVICES - 4.4%
  Alliance Data Systems Corp. (b)                                                        3             117
  Apollo Group Inc. - Class A (b)                                                        6             415
  Corporate Executive Board Co.                                                          4             275
  Equifax Inc.                                                                           9             267
  Moody's Corp.                                                                          4             315
  Strayer Education Inc.                                                                 1             125
                                                                                                     1,514
COMPUTERS - 6.8%
  Apple Computer Inc. (b)                                                               10             417
  Lexmark International Inc. (b)                                                         5             376
  Logitech International SA (b)                                                          1              79
  Network Appliance Inc. (b)                                                            14             379
  SanDisk Corp. (b)                                                                     21             587
  Storage Technology Corp. (b)                                                          16             496
                                                                                                     2,334
COSMETICS & PERSONAL CARE - 0.8%
  Alberto-Culver Co. - Class B                                                           6             280


DISTRIBUTION & WHOLESALE - 0.5%
  Hughes Supply Inc.                                                                     3              92
  Ingram Micro Inc. - Class A (b)                                                        4              70
                                                                                                       162
DIVERSIFIED FINANCIAL SERVICES - 5.3%
  Bear Stearns Cos. Inc.                                                                 5             519
  Capital One Financial Corp. (l)                                                        6             434
  Chicago Mercantile Exchange Holdings Inc.                                              -              78
  Nelnet Inc. - Class A (b)                                                             13             401
  Providian Financial Corp. (b)                                                         22             379
                                                                                                     1,811
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
  Ametek Inc.                                                                            5             213
  Energizer Holdings Inc. (b)                                                            2             132
                                                                                                       345
ELECTRONICS - 0.5%
  Amphenol Corp. - Class A                                                               4             137
  Dolby Laboratories Inc. Class A                                                        2              49
                                                                                                       186
FOREST PRODUCTS & PAPER - 0.9%
  Louisiana-Pacific Corp.                                                               12             294


HAND & MACHINE TOOLS - 0.8%
  Black & Decker Corp.                                                                   4             276


HEALTHCARE - 12.0%
  Advanced Medical Optics Inc. (b)                                                       -               -
  Biomet Inc.                                                                            7             258
  Coventry Health Care Inc. (b)                                                          5             313
  CR Bard Inc.                                                                           9             585
  Dade Behring Holdings Inc. (b)                                                         4             206
  Edwards Lifesciences Corp. (b)                                                         8             350
  Gen-Probe Inc. (b)                                                                     4             184
  Idexx Laboratories Inc. (b)                                                            2              92
  Laboratory Corp. of America Holdings (b)                                               9             443
  Pacificare Health Systems (b)                                                          7             381
  Respironics Inc. (b)                                                                   5             262
  Varian Medical Systems Inc. (b)                                                       14             476
  WellPoint Inc. (b)                                                                     4             539
                                                                                                     4,089
HOME BUILDERS - 1.4%
  NVR Inc. (b) (l)                                                                       1             471


HOME FURNISHINGS - 1.5%
  Harman International Industries Inc.                                                   2             212
  Whirlpool Corp.                                                                        4             284
                                                                                                       496
HOUSEHOLD PRODUCTS - 3.1%
  Scotts Miracle-Grow Co. (b)                                                            3             204
  Toro Co.                                                                               6             531
  Yankee Candle Co. Inc. (b)                                                            10             320
                                                                                                     1,055
INSURANCE - 1.6%
  Everest Re Group Ltd.                                                                  3             247
  W.R. Berkley Corp.                                                                     6             290
                                                                                                       537
INTERNET - 1.4%
  McAfee Inc. (b)                                                                        5             114
  Symantec Corp.                                                                         7             154
  VeriSign Inc. (b) (l)                                                                  6             160
  Websense Inc. (b)                                                                      1              54
                                                                                                       482
LEISURE TIME - 1.0%
  Harley Davidson Inc.                                                                   5             295
  Polaris Industries Inc.                                                                1              42
                                                                                                       337
LODGING - 0.4%
  Mandalay Resort Group                                                                  2             127


MACHINERY - 2.9%
  Cummins Inc.                                                                           1              42
  Graco Inc.                                                                             6             238
  IDEX Corp. (l)                                                                         6             254
  Terex Corp. (b)                                                                       11             463
                                                                                                       997
MEDIA - 0.6%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                     6             198


OIL & GAS PRODUCERS - 4.6%
  Amerada Hess Corp.                                                                     5             500
  Burlington Resources Inc.                                                              5             235
  Newfield Exploration Co. (b)                                                           4             267
  Pogo Producing Co.                                                                     3             167
  Sunoco Inc. (l)                                                                        4             383
                                                                                                     1,552
OIL & GAS SERVICES - 1.3%
  BJ Services Co.                                                                        8             431


PACKAGING & CONTAINERS - 1.3%
  Ball Corp.                                                                            11             441


PHARMACEUTICALS - 2.5%
  Barr Pharmaceuticals Inc. (b)                                                          6             278
  Cephalon Inc. (b)                                                                      8             370
  Medics Pharmaceutical Corp. (l)                                                        6             189
                                                                                                       837
RETAIL - 7.6%
  Abercrombie & Fitch Co. - Class A                                                      3             195
  Aeropostale Inc. (b)                                                                  11             355
  American Eagle Outfitters                                                              9             251
  Claire's Stores Inc.                                                                  30             691
  Darden Restaurants Inc.                                                               10             319
  Michaels Stores Inc.                                                                   8             305
  Staples Inc.                                                                          15             471
                                                                                                     2,587
SEMICONDUCTORS - 5.6%
  ATI Technologies Inc. (b)                                                             12             198
  Lam Research Corp. (b)                                                                 9             254
  Linear Technology Corp.                                                               26             985
  Sigmatel Inc. (b)                                                                      9             348
  Silicon Laboratories Inc. (b)                                                          4             122
                                                                                                     1,907
SOFTWARE - 11.0%
  Acxiom Corp.                                                                           8             165
  Adobe Systems Inc.                                                                     9             618
  BMC Software Inc. (b)                                                                 31             465
  Citrix Systems Inc. (b) (l)                                                           30             724
  Fair Isaac Inc.                                                                       14             475
  Mercury Interactive Corp. (b)                                                          3             161
  Navteq Corp. (b)                                                                       4             183
  Pixar (b)                                                                              1             137
  Siebel Systems Inc. (b)                                                               11             104
  Take-Two Interactive Software Inc. (b)                                                 4             145
  Veritas Software Corp. (b)                                                            24             557
                                                                                                     3,734
TELECOMMUNICATIONS - 0.2%
  West Corp. (b)                                                                         3              81


TELECOMMUNICATIONS EQUIPMENT - 2.2%
  Harris Corp.                                                                          10             327
  Scientific-Atlanta Inc.                                                                8             217
  Tellabs Inc. (b)                                                                      28             206
                                                                                                       750
TOBACCO - 1.0%
  UST Inc.                                                                               7             353


TOYS & HOBBIES - 0.7%
  Marvel Enterprises Inc. (b)                                                           11             229


TRANSPORTATION - 2.2%
  CNF Inc.                                                                               9             402
  Overseas Shipholding Group                                                             6             359
                                                                                                       761

  Total Common Stocks (cost $28,766)                                                                33,120
SHORT TERM INVESTMENTS - 10.4%
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           1               1


REPURCHASE AGREEMENT - 0.9%
  Repurchase Agreement with Bank of America Securities, 2.83%, (Collateralized by $320 Federal Home
       Loan Mortgage Corporation Discount Note, 0.00%, due 08/30/05, market value $315) acquired
       on 03/31/05, due 04/01/05 at $311                                               311             311

SECURITIES LENDING COLLATERAL - 9.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                 3,227           3,227

  Total Short Term Investments (cost $3,539)                                                         3,539
TOTAL INVESTMENTS - 107.6% (COST $32,305)                                                           36,659
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (7.6)%                                                         (2,577)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                            $34,082
-----------------------

JNL/PUTNAM VALUE EQUITY FUND
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 1.7%
  Boeing Co.                                                                            22          $1,310
  Lockheed Martin Corp.                                                                 41           2,522
                                                                                                     3,832
APPAREL - 0.3%
  VF Corp.                                                                              11             639


AUTO PARTS & EQUIPMENT - 0.3%
  American Axle & Manufacturing Holdings Inc.                                           23             551


BANKS - 3.5%
  Bank of America Corp.                                                                 67           2,968
  US Bancorp.                                                                           86           2,464
  Wells Fargo & Co.                                                                     24           1,405
                                                                                                     6,837
BEVERAGES - 0.5%
  Coca-Cola Co.                                                                         23             975


BIOTECHNOLOGY - 0.4%
  Amgen Inc. (b)                                                                        13             751


BUILDING MATERIALS - 1.5%
  Masco Corp. (l)                                                                       63           2,167
  Vulcan Materials Co.                                                                  15             852
                                                                                                     3,019
CHEMICALS - 0.9%
  Dow Chemical Co.                                                                      17             828
  PPG Industries Inc.                                                                   12             865
                                                                                                     1,693
COMMERCIAL SERVICES - 1.8%
  Aramark Corp.                                                                         19             510
  Career Education Corp. (b)                                                            14             480
  Cendant Corp.                                                                        122           2,504
                                                                                                     3,494
COMPUTERS - 5.7%
  Dell Inc. (b)                                                                         25             949
  Hewlett-Packard Co.                                                                  171           3,754
  International Business Machines Corp.                                                 59           5,419
  Storage Technology Corp. (b)                                                          36           1,121
                                                                                                    11,243
COSMETICS & PERSONAL CARE - 1.1%
  Estee Lauder Cos. Inc.                                                                29           1,291
  Proctor & Gamble Co.                                                                  18             970
                                                                                                     2,261
DIVERSIFIED FINANCIAL SERVICES - 14.0%
  Capital One Financial Corp.                                                           21           1,540
  Citigroup Inc.                                                                       160           7,204
  Countrywide Financial Corp.                                                           73           2,363
  Fannie Mae                                                                            66           3,588
  Freddie Mac                                                                           54           3,432
  Goldman Sachs Group Inc.                                                               5             572
  JPMorgan Chase & Co.                                                                 126           4,373
  Lehman Brothers Holdings Inc.                                                         21           1,987
  Merrill Lynch & Co. Inc.                                                              29           1,636
  Providian Financial Corp. (b)                                                         54             920
                                                                                                    27,615
ELECTRIC - 2.5%
  Alliant Energy Corp.                                                                  40           1,082
  Constellation Energy Group                                                             5             274
  Exelon Corp.                                                                          13             583
  PG&E Corp.                                                                            51           1,729
  PPL Corp.                                                                             24           1,285
                                                                                                     4,953
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
  Emerson Electric Co.                                                                  15             987


ENTERTAINMENT - 0.3%
  GTECH Holdings Corp.                                                                  23             532


FOOD - 1.6%
  General Mills Inc.                                                                    17             831
  Supervalu Inc.                                                                        34           1,147
  Tyson Foods Inc.                                                                      65           1,091
                                                                                                     3,069
FOREST PRODUCTS & PAPER - 0.9%
  Weyerhaeuser Co.                                                                      27           1,863


GAS - 0.6%
  Sempra Energy                                                                         29           1,159


HEALTHCARE - 5.0%
  Becton Dickinson & Co.                                                                 8             479
  Boston Scientific Corp. (b)                                                           52           1,520
  Johnson & Johnson                                                                     73           4,923
  Medtronic Inc.                                                                        36           1,855
  Pacificare Health Systems (b)                                                         10             564
  Quest Diagnostics Inc.                                                                 6             599
                                                                                                     9,940
HOME BUILDERS - 0.5%
  NVR Inc. (b)                                                                           1             942


HOME FURNISHINGS - 1.0%
  Whirlpool Corp.                                                                       28           1,924


INSURANCE - 6.8%
  ACE Ltd.                                                                              60           2,480
  American International Group Inc.                                                     11             610
  Chubb Corp.                                                                           26           2,077
  Cigna Corp.                                                                           10             911
  Hartford Financial Services Group Inc.                                                25           1,721
  Lincoln National Corp.                                                                17             749
  MetLife Inc.                                                                          38           1,474
  St. Paul Travelers Cos. Inc.                                                          22             804
  W.R. Berkley Corp.                                                                    36           1,781
  XL Capital Ltd.                                                                       11             760
                                                                                                    13,367
IRON & STEEL - 0.7%
  United States Steel Corp.                                                             26           1,307


LEISURE TIME - 1.0%
  Brunswick Corp.                                                                       29           1,345
  Royal Caribbean Cruises Ltd.                                                          15             657
                                                                                                     2,002
MACHINERY - 0.3%
  Cummins Inc.                                                                           9             640


MANUFACTURING - 5.3%
  Dover Corp.                                                                           12             465
  General Electric Co.                                                                 125           4,504
  Ingersoll-Rand Co. - Class A                                                          11             892
  Parker-Hannifin Corp.                                                                 26           1,590
  Tyco International Ltd.                                                               89           3,018
                                                                                                    10,469
MEDIA - 1.6%
  Comcast Corp - Class A (b)                                                            32           1,094
  Time Warner Inc. (b)                                                                  32             569
  Viacom Inc. - Class B                                                                 18             620
  Walt Disney Co.                                                                       30             868
                                                                                                     3,151
MINING - 0.4%
  Alcoa Inc.                                                                            26             793


OFFICE & BUSINESS EQUIPMENT - 1.0%
  Xerox Corp. (b) (l)                                                                  124           1,877

OIL & GAS PRODUCERS - 10.4%
  Amerada Hess Corp.                                                                    22           2,107
  ChevronTexaco Corp.                                                                  103           6,023
  Exxon Mobil Corp.                                                                    158           9,393
  Marathon Oil Corp.                                                                    54           2,520
  Sunoco Inc.                                                                            5             507
                                                                                                    20,550
OIL & GAS SERVICES - 0.2%
  Cooper Cameron Corp. (b)                                                               7             389


PACKAGING & CONTAINERS - 0.8%
  Ball Corp.                                                                            36           1,489


PHARMACEUTICALS - 6.1%
  AmerisourceBergen Corp.                                                               31           1,765
  Barr Pharmaceuticals Inc. (b)                                                         13             654
  Cardinal Health Inc.                                                                  29           1,629
  Eli Lilly & Co.                                                                        7             370
  Express Scripts Inc. (b) (l)                                                          10             881
  Pfizer Inc.                                                                          225           5,913
  Wyeth                                                                                 17             713
                                                                                                    11,925
RETAIL - 5.2%
  Autozone Inc. (b)                                                                      2             189
  Best Buy Co. Inc.                                                                     13             697
  Gap Inc.                                                                              39             856
  Lowe's Cos. Inc.                                                                      33           1,895
  McDonald's Corp.                                                                      75           2,339
  Office Depot Inc.                                                                     68           1,517
  Rite Aid Corp. (b)                                                                   390           1,542
  Wal-Mart Stores Inc.                                                                  26           1,308
                                                                                                    10,343
SEMICONDUCTORS - 2.7%
  Freescale Semiconductor Inc. (b)                                                      19             326
  Intel Corp.                                                                          215           4,990
                                                                                                     5,316
SOFTWARE - 2.6%
  BMC Software Inc. (b)                                                                 58             864
  Fiserv Inc. (b)                                                                       23             927
  Microsoft Corp.                                                                       80           1,924
  Oracle Corp. (b)                                                                     107           1,330
                                                                                                     5,045
TELECOMMUNICATIONS - 2.7%
  PanAmSat Holding Corp. (l)                                                            17             294
  Verizon Communications Inc.                                                          141           5,016
                                                                                                     5,310
TELECOMMUNICATIONS EQUIPMENT - 1.1%
  Cisco Systems Inc. (b)                                                               122           2,188


TOBACCO - 3.3%
  Altria Group Inc.                                                                     98           6,407


TRANSPORTATION - 0.7%
  Canadian National Railway Co.                                                          6             399
  Norfolk Southern Corp.                                                                24             893
                                                                                                     1,292
WIRELESS TELECOMMUNICATIONS - 1.3%
  Motorola Inc.                                                                        168           2,506

  Total Common Stocks (cost $178,248)                                                              194,645
SHORT TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           1               1


REPURCHASE AGREEMENT - 0.8%
  Repurchase Agreement with Bank of America Securities, 2.83%, (Collateralized by $1,595 Federal
       Home Loan Mortgage Corporation Discount Note, 0.00%, due 08/30/05, market value $1,570)
       acquired on 03/31/05, due 04/01/05 at $1,548                                  1,548           1,548

SECURITIES LENDING COLLATERAL - 1.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                 3,254           3,254

  Total Short Term Investments (cost $4,803)                                                         4,803
TOTAL INVESTMENTS - 101.3% (COST $183,051)                                                         199,448
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (1.3)%                                                         (2,382)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $197,066
-----------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 42.3%
  JNL/AIM Large Cap Growth Fund (n)                                                  3,707         $41,961
  JNL/Alger Growth Fund (n)                                                          2,790          42,189
  JNL/Eagle Smallcap Equity Fund (n)                                                 1,067          20,342
  JNL/Lazard Mid Cap Value Fund (n)                                                  1,375          19,892
  JNL/Lazard Small Cap Value Fund (n)                                                2,000          27,087
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (n)                3,094          26,796
  JNL/Mellon Capital Management Technology Sector Fund (n)                           1,127           6,459
  JNL/Oppenheimer Global Growth Fund (n)                                             3,423          39,464
  JNL/Select Large Cap Growth Fund (n)                                                 820          14,907
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                           1,437          39,128
                                                                                                   278,225
GREATER OPPORTUNITY FOR STABILITY - 5.7%
  JNL/Select Money Market Fund (n)                                                  37,649          37,649

GROWTH - 38.8%
  JNL/Eagle Core Equity Fund (n)                                                     5,222          75,618
  JNL/FMR Capital Growth Fund (n)                                                    1,401          21,023
  JNL/Mellon Capital Management Energy Sector Fund (n)                                 384           8,514
  JNL/Mellon Capital Management International Index Fund (n)                         2,965          40,381
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (n)              602           6,988
  JNL/Select Global Growth Fund (n)                                                  1,549          27,308
  JNL/T.Rowe Price Established Growth Fund (n)                                       4,319          75,499
                                                                                                   255,331
GROWTH & INCOME - 13.3%
  JNL/Select Value Fund (n)                                                          1,314          21,964
  JNL/T.Rowe Price Value Fund (n)                                                    4,849          65,459
                                                                                                    87,423
  Total Mutual Funds (cost $597,534)                                                               658,628
TOTAL INVESTMENTS - 100.0% (COST $597,534)                                                         658,628
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                             (160)
----------------------------------------

TOTAL NET ASSETS - 100%                                                                           $658,468
-----------------------

JNL/S&P MANAGED CONSERVATIVE FUND
MUTUAL FUNDS - 98.4%
AGGRESSIVE GROWTH - 4.9%
  JNL/AIM Large Cap Growth Fund (n)                                                     78            $881
  JNL/Alger Growth Fund (n)                                                             39             593
                                                                                                     1,474
GREATER OPPORTUNITY FOR STABILITY - 19.7%
  JNL/Select Money Market Fund (n)                                                   5,889           5,889

GROWTH - 13.7%
  JNL/Eagle Core Equity Fund (n)                                                       142           2,056
  JNL/T.Rowe Price Established Growth Fund (n)                                         116           2,034
                                                                                                     4,090
GROWTH & INCOME - 11.0%
  JNL/Select Value Fund (n)                                                             90           1,498
  JNL/T.Rowe Price Value Fund (n)                                                      133           1,796
                                                                                                     3,294
INCOME - 49.0%
  JNL/PIMCO Total Return Bond Fund (n)                                                 615           7,333
  JNL/Salomon Brothers High Yield Bond Fund (n)                                        173           1,446
  JNL/Salomon Brothers Strategic Bond Fund (n)                                         386           4,392
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                         130           1,467
                                                                                                    14,638
  Total Mutual Funds (cost $29,657)                                                                 29,385
TOTAL INVESTMENTS - 98.4% (COST $29,657)                                                            29,385
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 1.6%                                                               464
----------------------------------------

TOTAL NET ASSETS - 100%                                                                            $29,849
-----------------------

JNL/S&P MANAGED GROWTH FUND
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 37.7%
  JNL/AIM Large Cap Growth Fund (n)                                                  4,677         $52,941
  JNL/Alger Growth Fund (n)                                                          2,844          43,002
  JNL/Eagle Smallcap Equity Fund (n)                                                 1,401          26,723
  JNL/Lazard Mid Cap Value Fund (n)                                                  1,902          27,522
  JNL/Lazard Small Cap Value Fund (n)                                                2,820          38,178
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (n)                6,147          53,235
  JNL/Oppenheimer Global Growth Fund (n)                                             4,744          54,693
  JNL/Select Large Cap Growth Fund (n)                                               1,373          24,967
  JNL/T.Rowe Price Mid-cap Growth Fund (n)                                           1,782          48,515
                                                                                                   369,776
GREATER OPPORTUNITY FOR STABILITY - 5.5%
  JNL/Select Money Market Fund (n)                                                             53,800
         53,800

GROWTH - 33.6%
  JNL/Eagle Core Equity Fund (n)                                                     7,319         105,974
  JNL/FMR Capital Growth Fund (n)                                                    1,423          21,363
  JNL/Mellon Capital Management International Index Fund (n)                         4,149          56,507
  JNL/Mellon Capital Management S&P 500 Index Fund (n)                               2,037          21,221
  JNL/Select Global Growth Fund (n)                                                  1,106          19,505
  JNL/T.Rowe Price Established Growth Fund (n)                                       6,025         105,312
                                                                                                   329,882
GROWTH & INCOME - 13.9%
  JNL/Select Value Fund (n)                                                          2,294          38,326
  JNL/T.Rowe Price Value Fund (n)                                                    7,280          98,274
                                                                                                   136,600
INCOME - 9.4%
  JNL/PIMCO Total Return Bond Fund (n)                                               3,822          45,596
  JNL/Salomon Brothers Strategic Bond Fund (n)                                       4,061          46,212
                                                                                                    91,808
  Total Mutual Funds (cost $904,552)                                                               981,866
TOTAL INVESTMENTS - 100.0% (COST $904,552)                                                         981,866
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                             (353)
----------------------------------------

TOTAL NET ASSETS - 100%                                                                           $981,513
-----------------------

JNL/S&P MANAGED MODERATE FUND
MUTUAL FUNDS - 98.0%
AGGRESSIVE GROWTH - 14.8%
  JNL/AIM Large Cap Growth Fund (n)                                                    113          $1,284
  JNL/Alger Growth Fund (n)                                                             86           1,297
  JNL/Lazard Mid Cap Value Fund (n)                                                     60             874
  JNL/Lazard Small Cap Value Fund (n)                                                   64             869
  JNL/Oppenheimer Global Growth Fund (n)                                                75             866
  JNL/T.Rowe Price Mid-cap Growth Fund (n)                                              48           1,302
                                                                                                     6,492
GREATER OPPORTUNITY FOR STABILITY - 14.7%
  JNL/Select Money Market Fund (n)                                                              6,461
6,461

GROWTH - 21.4%
  JNL/Eagle Core Equity Fund (n)                                                       236           3,419
  JNL/FMR Capital Growth Fund (n)                                                       86           1,286
  JNL/Mellon Capital Management International Index Fund (n)                            97           1,318
  JNL/T.Rowe Price Established Growth Fund (n)                                         193           3,382
                                                                                                     9,405
GROWTH & INCOME - 12.9%
  JNL/Select Value Fund (n)                                                            130           2,180
  JNL/T.Rowe Price Value Fund (n)                                                      258           3,488
                                                                                                     5,668
INCOME - 34.1%
  JNL/PIMCO Total Return Bond Fund (n)                                                 539           6,433
  JNL/Salomon Brothers High Yield Bond Fund (n)                                        253           2,112
  JNL/Salomon Brothers Strategic Bond Fund (n)                                         376           4,277
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                         190           2,143
                                                                                                    14,965

  Total Mutual Funds (cost $43,356)                                                                 42,991
TOTAL INVESTMENTS - 98.0% (COST $43,356)                                                            42,991
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 2.0%                                                               898
----------------------------------------

TOTAL NET ASSETS - 100%                                                                            $43,889
-----------------------

JNL/S&P MANAGED MODERATE GROWTH FUND
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 26.4%
  JNL/AIM Large Cap Growth Fund (n)                                                  2,282         $25,830
  JNL/Alger Growth Fund (n)                                                          1,654          25,013
  JNL/Eagle Smallcap Equity Fund (n)                                                   627          11,954
  JNL/Lazard Mid Cap Value Fund (n)                                                    887          12,839
  JNL/Lazard Small Cap Value Fund (n)                                                  957          12,961
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (n)                3,075          26,626
  JNL/Oppenheimer Global Growth Fund (n)                                             2,319          26,743
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                           1,221          33,237
                                                                                                   175,203
GREATER OPPORTUNITY FOR STABILITY - 5.1%
  JNL/Select Money Market Fund (n)                                                  33,678          33,678

GROWTH - 30.4%
  JNL/Eagle Core Equity Fund (n)                                                     4,583          66,360
  JNL/FMR Capital Growth Fund (n)                                                      852          12,795
  JNL/Mellon Capital Management International Index Fund (n)                         2,487          33,871
  JNL/Mellon Capital Management S&P 500 Index Fund (n)                               2,034          21,189
  JNL/T.Rowe Price Established Growth Fund (n)                                       3,828          66,920
                                                                                                   201,135
GROWTH & INCOME - 15.0%
  JNL/Select Value Fund (n)                                                          1,980          33,088
  JNL/T.Rowe Price Value Fund (n)                                                    4,896          66,101
                                                                                                    99,189
INCOME - 23.1%
  JNL/PIMCO Total Return Bond Fund (n)                                               6,040          72,051
  JNL/Salomon Brothers High Yield Bond Fund (n)                                      2,232          18,617
  JNL/Salomon Brothers Strategic Bond Fund (n)                                       3,908          44,477
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                       1,600          18,080
                                                                                                   153,225
  Total Mutual Funds (cost $620,498)                                                               662,430
TOTAL INVESTMENTS - 100.0% (COST $620,498)                                                         662,430
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                87
----------------------------------------

TOTAL NET ASSETS - 100%                                                                           $662,517
-----------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
COMMON STOCKS - 0.3%
COMPUTERS - 0.0%
  Axiohm Transaction Solutions Inc. (b)                                                  1              $-


FOOD - 0.0%
  VFB LLC (b)                                                                           79               3


HOME FURNISHINGS - 0.0%
  Mattress Disounter Restricted (b)                                                      1               -


HOUSEHOLD PRODUCTS - 0.0%
  ContinentalAFA Dispensing Co. (b)                                                      4              24


MACHINERY - 0.0%
  Terex Corp. (b)                                                                        -              11


MEDIA - 0.0%
  UnitedGlobalCom Inc. (b)                                                              10              93


TELECOMMUNICATIONS - 0.2%
  Manitoba Telecom Services Inc.                                                         1              20
  NTL Inc. (b)                                                                           3             221
  Telewest Global Inc. (b) (l)                                                          10             176
                                                                                                       417
WIRELESS TELECOMMUNICATIONS - 0.1%
  Spectrasite Inc. (b)                                                                   4             256

  Total Common Stocks (cost $989)                                                                      804
PREFERRED STOCKS - 0.1%
WIRELESS TELECOMMUNICATIONS - 0.1%
  Alamosa Holdings Inc., 7.50% (b)                                                       -             111

  Total Preferred Stocks (cost $38)                                                                    111
WARRANTS - 0.0%
RETAIL - 0.0%
  Mattress Discounters Corp., Strike Price $0.01, Expiring 07/15/07 (e)                  -               -

TELECOMMUNICATIONS - 0.0%
  Minorplanet Systems USA Inc., Strike Price $240.625, Expiring 09/15/05                 2               -

TEXTILES - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09                                1               -

WIRELESS TELECOMMUNICATIONS - 0.0%
  American Tower Corp., Strike Price $0.01, Expiring 08/01/08 (e)                        -               8

  Total Warrants (cost $7)                                                                               8
CORPORATE BONDS - 96.8%
ADVERTISING - 1.0%
  RH Donnelly Finance Corp., 8.875%, 12/15/10 (e)                                      550             600
  RH Donnelly Finance Corp., 10.875%, 12/15/12 (e)                                   1,075           1,239
  Sitel Corp., 9.25%, 03/15/06                                                         135             135
  Vertis Inc., 9.75%, 04/01/09                                                         500             523
                                                                                                     2,497
AEROSPACE & DEFENSE - 2.2%
  Alliant Techsystems Inc., 8.50%, 05/15/11                                            500             530
  Drs Technologies Inc., 6.875%, 11/01/13 (e)                                        1,150           1,150
  L-3 Communications Corp., 7.625%, 06/15/12                                           650             691
  Moog Inc., 6.25%, 01/15/15 (l)                                                     1,100           1,078
  Sequa Corp., 8.875%, 04/01/08                                                        196             206
  Sequa Corp., 9.00%, 08/01/09                                                          75              80
  Stellex Industries Inc., 9.50%, 11/01/07 (i)                                         125               -
  Titan Corp., 8.00%, 05/15/11                                                       1,375           1,430
                                                                                                     5,165
AGRICULTURE - 0.2%
  IMC Global Inc., 10.875%, 06/01/08                                                   500             573

AIRLINES - 0.7%
  Continental Airlines Inc., 7.25%, 11/01/05                                            25              24
  Continental Airlines Inc., 8.00%, 12/15/05 (l)                                       950             936
  Continental Airlines Inc., 6.541%, 09/15/08                                           22              20
  United Airlines Inc., 6.20%, 09/01/08 (i)                                            968             900
                                                                                                     1,880
ALTERNATIVE ENERGY - 0.7%
  NRG Energy Inc., 8.00%, 12/15/13 (e)                                               1,701           1,799


APPAREL - 1.2%
  Levi Strauss & Co., 7.73%, 04/01/12 (e)                                              225             221
  Levi Strauss & Co., 12.25%, 12/15/12                                                 230             251
  Levi Strauss & Co., 9.75%, 01/15/15 (e)                                            1,300           1,277
  Oxford Industries Inc., 8.875%, 06/01/11                                           1,225           1,299
                                                                                                     3,048
AUTO MANUFACTURERS - 1.0%
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                  675             611
  General Motors Acceptance Corp., 8.375%, 07/15/33 (l)                              2,175           1,861
                                                                                                     2,472
AUTO PARTS & EQUIPMENT - 1.1%
  CSK Auto Inc., 7.00%, 01/15/14 (l)                                                   425             401
  Keystone Automotive Operations Inc., 9.75%, 11/01/13                                  50              50
  TRW Automotive Inc., 9.375%, 02/15/13                                                491             528
  TRW Automotive Inc., 11.00%, 02/15/13 (l)                                          1,650           1,848
                                                                                                     2,827
BANKS - 0.6%
  Riddell Bell Holdings, 8.375%, 10/01/12 (e)                                        1,450           1,486


BUILDING MATERIALS - 0.9%
  Ainsworth Lumber, 7.25%, 10/01/12 (e)                                              1,475           1,446
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e)                                  775             794
  Brand Services Inc., 12.00%, 10/15/12                                                 75              83
                                                                                                     2,323
CHEMICALS - 7.1%
  Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                                      85              43
  Equinox Holdings Inc., 10.125%, 09/01/08                                           1,000           1,105
  Equinox Holdings Inc., 10.625%, 05/01/11                                           2,075           2,329
  Ethyl Corp., 8.875%, 05/01/10                                                         95             102
  FMC Corp., 10.25%, 11/01/09                                                          500             558
  FMC Corp., 7.75%, 07/01/11                                                            75              80
  Huntsman Ici Chemicals, 10.125%, 07/01/09                                             66              69
  Huntsman International LLC, 9.875%, 03/01/09                                       2,500           2,700
  Innophos Inc., 8.875%, 08/15/14 (e)                                                1,125           1,181
  ISP Chemco, 10.25%, 07/01/11                                                         100             108
  JohnsonDiversey Holdings Inc., (Step-Up Bond), 10.67%, 05/15/13 (d)                2,000           1,720
  Lyondell Chemical Co., 9.50%, 12/15/08                                               600             642
  Lyondell Chemical Co., 11.125%, 07/15/12                                             100             115
  Lyondell Chemical Co., 10.50%, 06/01/13 (l)                                        1,700           1,955
  Millenium America Inc., 7.00%, 11/15/06                                              750             761
  Millenium America Inc., 9.25%, 06/15/08                                              565             606
  Nalco Co., 8.875%, 11/15/13                                                        2,000           2,140
  Rhodia SA, 7.625%, 06/01/10 (l)                                                      100              99
  Rhodia SA, 10.25%, 06/01/10                                                          750             818
  Rhodia SA, 8.875%, 06/01/11 (l)                                                      750             729
  Union Carb Chem & Plastic, 7.875%, 04/01/23 (l)                                      200             210
  Union Carbide Corp., 6.70%, 04/01/09                                                 100             102
  Union Carbide Corp., 6.79%, 06/01/25                                                 100             100
  Westlake Chemical Corp., 8.75%, 07/15/11                                              48              53
                                                                                                    18,325
COMMERCIAL SERVICES - 2.5%
  Allied Waste North America, 5.75%, 02/15/11                                          450             410
  Allied Waste North America, 9.25%, 09/01/12                                          100             107
  Allied Waste North America, 6.125%, 02/15/14                                         800             714
  Allied Waste North America, 7.375%, 04/15/14 (l)                                      75              68
  Imco Recycling Inc., 10.375%, 10/15/10                                                75              83
  Iron Mountain Inc., 8.25%, 07/01/11                                                  750             758
  Iron Mountain Inc., 8.625%, 04/01/13                                               1,225           1,237
  Iron Mountain Inc., 7.75%, 01/15/15                                                  625             617
  Mail-Well I Corp., 9.625%, 03/15/12                                                  550             586
  Resolution Performance Products LLC, 9.50%, 04/15/10                                 350             373
  Resoultion Services, 13.50%, 11/15/10                                                975           1,053
  Service Corp., 7.70%, 04/15/09                                                       300             309
  Service Corp., 7.70%, 04/15/09                                                       200             206
                                                                                                     6,521
COMPUTERS - 0.9%
  Seagate Technology HDD Holdings, 8.00%, 05/15/09                                   1,500           1,594
  Unisys Corp., 8.125%, 06/01/06                                                       630             646
                                                                                                     2,240
COSMETICS & PERSONAL CARE - 0.8%
  DEL Laboratories Inc., 8.00%, 02/01/12 (e)                                         1,000             960
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                  65              75
  JohnsonDiversey Holdings Inc., 9.625%, 05/15/12                                    1,000           1,075
  Sola International Inc., 6.875%, 03/15/08                                             75              81
                                                                                                     2,191
DIVERSIFIED FINANCIAL SERVICES - 2.9%
  Airplane Pass Through Trust, 10.875%, 03/15/12 (i)                                   123               -
  Alamosa Delaware Inc., (Step-Up Bond), 12.00%, 07/31/09 (d) (k) (l)                1,427           1,552
  Alamosa Delaware Inc., 8.50%, 01/31/12                                             1,500           1,554
  Contifinancial Unit Trust, 0.00%, 06/15/00                                           115               2
  Ford Motor Co., 7.875%, 06/15/10                                                     625             636
  Ford Motor Credit Co., 7.25%, 10/25/11                                               200             197
  General Motors Acceptance Corp., 8.00%, 11/01/31                                   3,250           2,830
  Orion Power Holdings Inc., 12.00%, 05/01/10                                          500             608
                                                                                                     7,379
ELECTRIC - 3.0%
  AES Corp., 8.75%, 06/15/08 (l)                                                        50              53
  AES Corp., 9.50%, 06/01/09                                                         2,700           2,953
  AES Corp., 9.375%, 09/15/10 (l)                                                       50              55
  AES Corp., 8.875%, 02/15/11                                                           25              27
  AES Corp., 9.00%, 05/15/15 (e)                                                       550             605
  Allegheny Energy Supply, 10.25%, 11/15/07 (e)                                         75              83
  Calpine Corp., 8.75%, 07/15/07 (l)                                                    25              20
  Edison Mission Energy, 7.73%, 06/15/09 (l)                                           125             130
  Edison Mission Energy, 9.875%, 04/15/11 (l)                                          250             289
  Homer City Funding LLC, 8.734%, 10/01/26                                             100             116
  Midwest Generation Llc, 8.56%, 01/02/16                                              350             391
  Mirant Americas Generation Inc., 7.625%, 05/01/06 (i)                                 50              57
  Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)                                100             109
  Reliant Resources Inc., 9.50%, 07/15/13                                            2,650           2,882
                                                                                                     7,770
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
  Edison Mission Energy, 10.00%, 08/15/08                                              200             222
  Mission Energy Holdings, 13.50%, 07/15/08                                            300             360
  Motors And Gears Inc., 10.75%, 11/15/06                                              100              92
                                                                                                       674
ELECTRONICS - 1.0%
  Amkor Technology Inc., 9.25%, 02/15/08 (l)                                         1,000             955
  L-3 Communications Corp., 6.125%, 07/15/13                                         1,000             988
  Scientific Game Corp., 6.25%, 12/15/12 (e)                                           700             697
                                                                                                     2,640
ENGINEERING & CONSTRUCTION - 0.5%
  Teekay Shipping Corp., 8.875%, 07/15/11                                            1,100           1,227


ENTERTAINMENT - 4.0%
  Argosy Gaming Co., 9.00%, 09/01/11                                                 1,000           1,094
  Argosy Gaming Co., 7.00%, 01/15/14                                                   100             108
  Boyd Gaming Corp., 7.75%, 12/15/12                                                 1,000           1,048
  Herbst Gaming Inc., 8.125%, 06/01/12                                               1,400           1,456
  Houghton Mifflin Co, 8.25%, 02/01/11                                                 270             275
  Houghton Mifflin Co., 9.875%, 02/01/13 (l)                                         1,340           1,380
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                          100              99
  Kerzner International Ltd., 8.875%, 08/15/11                                         275             295
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                         75              82
  MGM Mirage Inc., 8.50%, 09/15/10                                                     500             548
  Pinnacle Entertainment Inc., 8.25%, 03/15/12                                       1,500           1,500
  Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)                                      75              78
  Six Flags Inc., 8.875%, 02/01/10 (l)                                                 200             188
  Six Flags Inc., 9.625%, 06/01/14                                                      25              23
  Station Casinos Inc., 6.50%, 02/01/14 (l)                                          1,000             993
  Turning Stone Casino Entertainment, 9.125%, 12/15/10 (e)                           1,250           1,298
                                                                                                    10,465
ENVIRONMENTAL CONTROL - 0.6%
  Allied Waste North America, 7.875%, 04/15/13                                       1,500           1,496
  Safety-Kleen Services Inc., 9.25%, 06/01/08 (i)                                      125               1
                                                                                                     1,497
FOOD - 1.8%
  Ahold Finance USA Inc., 8.25%, 07/15/10                                            1,000           1,098
  Ahold Finance USA Inc., 7.82%, 01/02/20                                                -               -
  Del Monte Corp., 8.625%, 12/15/12                                                  2,000           2,165
  Doane Pet Care Co., 10.75%, 03/01/10                                                 100             106
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e) (l)                              1,500           1,283
                                                                                                     4,652
FOREST PRODUCTS & PAPER - 2.3%
  Abitibi-consolidated Inc., 8.55%, 08/01/10 (l)                                     1,150           1,167
  Appleton Papers Inc., 8.125%, 06/15/11                                             1,000           1,033
  Buckeye Cellulose Corp., 9.25%, 09/15/08 (e) (l)                                      50              50
  Buffets Inc., 8.00%, 10/15/10                                                         25              25
  Cascades Inc., 7.25%, 02/15/13                                                       500             513
  Cenveo Corp., 7.875%, 12/01/13                                                       900             803
  Newark Group Inc., 9.75%, 03/15/14                                                   700             711
  Norske Skog Canada Ltd., 8.625%, 06/15/11                                          1,475           1,527
  Stone Container Corp., 9.75%, 02/01/11                                               125             134
                                                                                                     5,963
HEALTHCARE - 6.9%
  Ameripath Inc., 10.50%, 04/01/13                                                      75              75
  Community Health Care Systems, 6.50%, 12/15/12 (e)                                   700             683
  Davita Inc., 7.25%, 03/15/15 (e) (l)                                                 625             613
  Extendicare Healthcare Services Inc., 9.50%, 07/01/10                                 75              82
  HCA Inc., 6.25%, 02/15/13                                                          1,700           1,687
  HCA Inc., 7.69%, 06/15/25                                                          1,350           1,388
  HCA Inc., 7.50%, 11/06/33                                                            500             509
  Host Marriott LP, 7.125%, 11/01/13 (l)                                             2,075           2,059
  IASIS Healthcare LLC, 8.75%, 06/15/14                                              2,300           2,398
  Insight Health Services Corp., 9.875%, 11/01/11 (l)                                   50              49
  National Mentor Inc., 9.625%, 12/01/12 (e)                                         1,250           1,303
  Psychiatric Solutions Inc., 10.625%, 06/15/13                                        800             888
  Tenet Healthcare Corp., 6.50%, 06/01/12                                            1,300           1,196
  Tenet Healthcare Corp., 7.375%, 02/01/13                                             175             165
  Tenet Healthcare Corp., 9.875%, 07/01/14                                             900             936
  Triad Hospitals Inc., 7.00%, 11/15/13 (l)                                          1,600           1,572
  VWR International Inc., 8.00%, 04/15/14 (e)                                        1,025           1,038
  Warner Chillcott Corp., 8.75%, 02/01/15 (e)                                        1,300           1,307
                                                                                                    17,948
HOLDING COMPANIES - DIVERSIFIED - 1.4%
  BCP Caylux Holdings, 9.625%, 06/15/14 (e) (l)                                      1,170           1,334
  KI Holdings, (Step-Up Bond), 9.875%, 11/15/14 (d) (e)                              2,150           1,322
  United Agri Products, 8.25%, 12/15/11                                              1,040           1,082
                                                                                                     3,738
HOME BUILDERS - 1.2%
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d)                    2,025           1,407
  Ryland Group Inc., 9.125%, 06/15/11 (l)                                            1,000           1,091
  Toll Brothers Inc., 8.25%, 02/01/11                                                  500             531
                                                                                                     3,029
HOME FURNISHINGS - 0.9%
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                            1,400           1,460
  Simmons Co., 10.00%, 12/15/14 (e) (k) (l)                                          1,350             844
                                                                                                     2,304
HOUSEHOLD PRODUCTS - 0.0%
  Breed Technologies Inc., 9.25%, 04/15/08 (i)                                         100               -
  Resolution Performance Products LLC, 8.00%, 12/15/09                                 100             105
                                                                                                       105
INTERNET - 0.6%
  FTD Inc., 7.75%, 02/15/14                                                          1,575           1,614


INVESTMENT COMPANIES - 0.2%
  Global Cash Access LLC, 8.75%, 03/15/12                                              500             530


IRON & STEEL - 0.0%
  AK Steel Corp., 7.875%, 02/15/09                                                      75              74


LEISURE TIME - 0.9%
  AMF Bowling Worldwide Inc., 10.00%, 03/01/10                                         100             103
  Cinemark Inc., 9.00%, 02/01/13                                                     1,000           1,085
  Icon Health & Fitness, 11.25%, 04/01/12 (l)                                          750             525
  Mandalay Resort Group, 6.375%, 12/15/11                                              500             505
                                                                                                     2,218
LODGING - 4.5%
  Ameristar Casinos Inc., 10.75%, 02/15/09                                           2,000           2,185
  Hilton Hotels Corp., 8.25%, 02/15/11                                               1,000           1,153
  HMH Properties Inc., 7.875%, 08/01/08                                                109             111
  Host Marriott LP, 6.375%, 03/15/15 (e)                                                75              72
  John Q Hamons Hotels, 8.875%, 05/15/12                                               100             107
  Las Vegas Sands Corp., 6.375%, 02/15/15 (e) (l)                                    1,125           1,067
  Mandalay Resort Group, 10.25%, 08/01/07                                              750             816
  Meristar Hospitality Corp., 10.50%, 06/15/09                                          50              54
  MGM Mirage Inc., 9.75%, 06/01/07                                                   2,000           2,150
  Park Place Entertainment Corp., 8.875%, 09/15/08                                   1,100           1,206
  Park Place Entertainment Corp., 8.125%, 05/15/11 (l)                               1,000           1,108
  Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12                        1,500           1,639
                                                                                                    11,668
MACHINERY - 1.4%
  Agco Corp., 9.50%, 05/01/08                                                          538             564
  Case Credit Corp., 6.75%, 10/21/07                                                   250             248
  Case Holland Holland Inc., 9.25%, 08/01/11 (e)                                     1,700           1,811
  Dresser Rand Group Inc., 7.375%, 11/01/14 (e)                                        250             250
  NMHG Holding Co., 10.00%, 05/15/09                                                    75              81
  Terex Corp., 10.375%, 04/01/11                                                       500             544
                                                                                                     3,498
MANUFACTURING - 0.6%
  Applied Extrusion Tech., 10.75%, 07/01/11 (i) (l)                                    150              83
  Blount Inc., 8.875%, 08/01/12                                                        650             686
  Invesys Plc, 9.875%, 03/15/11 (e) (l)                                                 50              51
  Park-Ohio Industries Inc., 8.375%, 11/15/14 (e)                                      725             700
  Sensus Metering Systems Inc., 8.625%, 12/15/13                                        75              77
  Tekni-plex Inc., 12.75%, 06/15/10 (l)                                                100              84
                                                                                                     1,681
MEDIA - 6.6%
  Cablevision Systems Corp., 8.00%, 04/15/12 (e)                                        50              51
  Charter Communications Holdings LLC, 8.625%, 04/01/09                              1,850           1,429
  Charter Communications Holdings LLC, 10.00%, 04/01/09                              2,000           1,620
  Charter Communications Holdings LLC, 10.00%, 05/15/11                                350             269
  Charter Communications Holdings LLC, 8.00%, 04/30/12 (e)                           1,000             995
  CSC Holdings Inc., 7.625%, 04/01/11                                                2,500           2,600
  CSC Holdings Inc., 10.50%, 05/15/16                                                  125             138
  CSC Holdings Inc., 7.875%, 02/15/18                                                1,000           1,060
  Dex Media East LLC, 12.125%, 11/15/12                                              1,494           1,770
  Dex Media Inc., 9.875%, 08/15/13                                                   1,074           1,198
  Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d)                                  200             152
  Echostar DBS Corp., 6.375%, 10/01/11                                               2,000           1,960
  Mediacom Broadband LLC, 11.00%, 07/15/13 (l)                                          50              54
  Mediacom LLC, 9.50%, 01/15/13 (l)                                                  1,982           1,977
  Muzak Finance Corp., 10.00%, 02/15/09                                                 50              41
  Nextmedia Operating Inc., 10.75%, 07/01/11                                           125             136
  Radio One Inc., 8.875%, 07/01/11                                                      25              27
  Rogers Cable Inc., 8.75%, 05/01/32                                                    25              29
  Yell Finance BV, (Step-Up Bond), 13.50%, 08/01/11 (d) (l)                             33              33
  Young Broadcasting Inc., 10.00%, 03/01/11                                          1,425           1,457
                                                                                                    16,996
METAL FABRICATION & HARDWARE - 1.1%
  Ispat Inland ULC, 9.75%, 04/01/14                                                     48              56
  Mueller Group Inc., 10.00%, 05/01/12                                                  90              97
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d)                        2,000           1,380
  Wolverine Tube Inc., 10.50%, 04/01/09 (l)                                          1,300           1,372
                                                                                                     2,905
MINING - 0.3%
  Compass Minerals International, 10.00%, 08/15/11                                      75              81
  Peabody Energy Corp., 6.875%, 03/15/13                                               750             772
                                                                                                       853
OFFICE & BUSINESS EQUIPMENT - 1.4%
  General Binding Corp., 9.375%, 06/01/08                                            2,000           2,010
  Xerox Corp., 9.75%, 01/15/09 (g)                                                   1,000           1,128
  Xerox Corp., 7.625%, 06/15/13                                                        500             522
                                                                                                     3,660
OIL & GAS PRODUCERS - 5.5%
  Calpaine Corp., 8.75%, 07/15/13 (e) (l)                                               40              30
  Calpine Corp., 8.50%, 07/15/10 (e)                                                 3,600           2,826
  Chesapeake Energy Corp., 8.125%, 04/01/11                                          1,000           1,060
  Chesapeake Energy Corp., 7.00%, 08/15/14                                             500             515
  Denbury Resources Inc., 7.50%, 04/01/13                                            1,000           1,025
  Dynegy Holdings Inc., 10.125%, 07/15/13 (e)                                        1,500           1,635
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                         81              91
  Newfield Exploration Co., 7.625%, 03/01/11                                           975           1,048
  Pioneer Natural Resources Co, 5.875%, 07/15/16                                     1,000           1,023
  Pride International Inc., 7.375%, 07/15/14 (l)                                     2,000           2,120
  Stone Energy Corp., 8.25%, 12/15/11                                                  635             662
  Universal Compression Inc., 7.25%, 05/15/10                                          200             205
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                         850             900
  Vintage Petroleum Inc., 8.25%, 05/01/12                                              500             540
  Williams Cos. Inc., 8.125%, 03/15/12 (l)                                             500             547
                                                                                                    14,227
OIL & GAS SERVICES - 0.2%
  Key Energy Services Inc., 6.375%, 05/01/13                                           500             483


PACKAGING & CONTAINERS - 3.8%
  Anchor Glass Container Corp., 11.00%, 02/15/13 (l)                                 1,150           1,038
  Berry Plastics Corp., 10.75%, 07/15/12                                             1,425           1,607
  Graphic Packaging International Corp., 9.50%, 08/15/13 (l)                         2,250           2,385
  Jefferson Smurfit Group Plc, 8.25%, 10/01/12                                       1,000           1,028
  Owens-Brockway, 8.875%, 02/15/09                                                   1,000           1,068
  Owens-Illinois Inc., 8.10%, 05/15/07 (l)                                           1,000           1,035
  Plastipak Holdings Inc., 10.75%, 09/01/11                                            100             111
  Pliant Corp., 11.125%, 09/01/09                                                      175             174
  Pliant Corp., 13.00%, 06/01/10 (l)                                                   400             337
  Radnor Holdings Corp., 11.00%, 03/15/10                                              100              73
  Stone Container Corp., 8.375%, 07/01/12                                            1,000           1,032
                                                                                                     9,888
PHARMACEUTICALS - 0.0%
  Aaipharma Inc., 11.50%, 04/01/10 (i) (l)                                              75              36
  Vicar Operating Inc., 9.875%, 12/01/09                                                75              80
                                                                                                       116
PIPELINES - 4.5%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                           550             589
  Dynegy Holdings Inc., 6.875%, 04/01/11 (l)                                         2,100           1,864
  Dynegy Holdings Inc., 7.125%, 05/15/18                                                25              20
  Dynegy Holdings Inc., 7.625%, 10/15/26                                               125              96
  EL Paso Corp., 7.875%, 06/15/12 (l)                                                2,000           1,990
  EL Paso Corp., 7.75%, 01/15/32                                                     1,850           1,744
  El Paso Production Holding Co, 7.75%, 06/01/13                                     1,000           1,013
  Transcontinental Gas Pipe Corp., 8.875%, 07/15/12                                  1,500           1,759
  Williams Cos. Inc., 7.125%, 09/01/11 (l)                                           1,000           1,044
  Williams Cos. Inc., 7.625%, 07/15/19                                                  50              53
  Williams Cos. Inc., 7.875%, 09/01/21                                                 200             217
  Williams Cos. Inc., 8.75%, 03/15/32                                                1,000           1,187
                                                                                                    11,576
REAL ESTATE - 1.5%
  Coctaw Resort Development, 7.25%, 11/15/19 (e)                                       975             964
  Meristar Hospitality Corp., 9.125%, 01/15/11 (l)                                   1,100           1,150
  Schuler Homes, 10.50%, 07/15/11 (l)                                                1,500           1,658
                                                                                                     3,772
RETAIL - 2.0%
  Buffets Inc., 11.25%, 07/15/10                                                        75              79
  Carrols Corp., 9.00%, 01/15/13 (e)                                                   700             721
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12                                          775             732
  General Nutrition Center, 8.50%, 12/01/10                                          1,350           1,148
  Home Interior & Gifts, 10.125%, 06/01/08 (l)                                         175             144
  JC Penney Co. Inc., 7.125%, 11/15/23                                                 500             495
  JC Penney Co. Inc., 7.40%, 04/01/37                                                1,000             860
  Rite Aid Corp., 11.25%, 07/01/08                                                      75              80
  Saks Inc., 7.50%, 12/01/10                                                           630             610
  Saks Inc., 7.00%, 12/01/13                                                           294             265
  Saks Inc., 7.375%, 02/15/19                                                           75              66
                                                                                                     5,200
SEMICONDUCTORS - 0.3%
  Amkor Technologies Inc., 7.75%, 05/15/13 (l)                                       1,000             839


TELECOMMUNICATIONS - 9.8%
  AT&T Corp., 9.75%, 11/15/31 (g)                                                    1,175           1,434
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                 75              62
  Charter Communications Holdings LLC, 10.25%, 09/15/10                              1,000           1,020
  Crown Castle International Corp., 9.375%, 08/01/11                                   675             734
  DirecTV Holdings LLC, 8.375%, 03/15/13                                             2,100           2,273
  Insight Midwest Capital Inc., 9.75%, 10/01/09 (l)                                    575             601
  Insight Midwest Capital Inc., 10.50%, 11/01/10                                       525             562
  Intelsat Bermuda Ltd., 7.805%, 01/15/12 (e)                                          475             482
  MCI Inc., 8.735%, 05/01/14                                                         1,150           1,265
  Nextel Communications Inc., 6.875%, 10/31/13                                       1,500           1,564
  Nextel Communications Inc., 7.375%, 08/01/15                                       2,550           2,693
  NTL Cable Plc, 8.75%, 04/15/14 (e)                                                   600             647
  Qwest Corp., 13.50%, 12/15/07 (e)                                                  1,500           1,669
  Qwest Corp., 5.625%, 11/15/08 (l)                                                  1,500           1,489
  Qwest Corp., 14.00%, 12/15/10 (e)                                                  2,725           3,154
  Rogers Cable Inc., 6.25%, 06/15/13 (l)                                             1,000             970
  SBA Communications Corp., (Step-Up Bond), 9.75%, 12/15/11 (d)                      3,300           2,845
  Ubiquitel Operating Co., 9.875%, 03/01/11                                          1,425           1,570
  Zeus Special Sub, (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                            675             426
                                                                                                    25,460
TELECOMMUNICATIONS EQUIPMENT - 0.0%
  Qwest Corp., 14.50%, 12/15/14 (e)                                                     50              59
  Spectrasite Inc., 8.25%, 05/15/10                                                     50              51
                                                                                                       110
TOBACCO - 0.8%
  DIMON Inc., 9.625%, 10/15/11                                                       1,820           2,053


TRANSPORTATION - 0.0%
  Holt Group, 9.75%, 01/15/06 (i)                                                      125               -


VENTURE CAPITAL - 0.0%
  JSG Funding Plc, 9.625%, 10/01/12                                                     75              80


WATER - 0.4%
  National Waterworks Inc., 10.50%, 12/01/12                                         1,000           1,112


WIRELESS TELECOMMUNICATIONS - 2.7%
  American Tower Corp., 9.375%, 02/01/09                                                28              29
  American Tower Corp., 7.50%, 05/01/12 (l)                                          2,750           2,790
  Crown Castle International Corp., 10.75%, 08/01/11                                 1,000           1,067
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                      3,675           3,170
                                                                                                     7,056

  Total Corporate Bonds (cost $247,237)                                                            250,407

SHORT TERM INVESTMENTS - 18.9%
SECURITIES LENDING COLLATERAL - 18.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                48,878          48,878

  Total Short Term Investments (cost $48,878)                                                       48,878
TOTAL INVESTMENTS - 116.1% (COST $248,271)                                                         300,208
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (16.1)%                                                       (41,514)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $258,694
-----------------------

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
COMMON STOCKS - 0.6%
COMPUTERS - 0.0%
  Axiohm Transaction Solutions (b)                                                       1              $-


FOOD - 0.0%
  VFB LLC (b)                                                                           79               3


HOUSEHOLD PRODUCTS - 0.0%
  ContinentalAFA Dispensing Co. (b)                                                      9              47


MEDIA - 0.1%
  UnitedGlobalCom Inc. (b)                                                              29             272


TELECOMMUNICATIONS - 0.4%
  NTL Inc. (b)                                                                           8             535
  Telewest Global Inc. (b)                                                              12             211
                                                                                                       746
WIRELESS TELECOMMUNICATIONS - 0.1%
  Spectrasite Inc. (b)                                                                   6             347

  Total Common Stocks (cost $1,285)                                                                  1,415
PREFERRED STOCKS - 0.1%
HOLDING COMPANIES - DIVERSIFIED - 0.0%
  TCR Holdings - Class B (b)                                                             -               -
  TCR Holdings - Class C (b)                                                             -               -
  TCR Holdings - Class D (b)                                                             1               -
  TCR Holdings - Class E (b)                                                             1               -
                                                                                                         -
 WIRELESS TELECOMMUNICATIONS - 0.1%
  Alamosa Holdings Inc., 7.50% (b)                                                       -             273

  Total Preferred Stocks (cost $99)                                                                    273
WARRANTS - 0.0%
TEXTILES - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09                                -               -

WIRELESS TELECOMMUNICATIONS - 0.0%
  American Tower Corp., Strike Price $0.01, Expiring 08/01/08 (e)                        -              32

  Total Warrants (cost $9)                                                                              32
CORPORATE BONDS - 31.1%
ADVERTISING - 0.3%
  Advanstar Communications Inc., 10.75%, 08/15/10                                      175             195
  Interep National Radio Sales Inc., 10.00%, 07/01/08                                  100              79
  RH Donnelly Finance Corp., 10.875%, 12/15/12 (e)                                     175             202
  Sitel Corp., 9.25%, 03/15/06                                                         135             135
  Vertis Inc., 9.75%, 04/01/09                                                         175             183
                                                                                                       794
AEROSPACE & DEFENSE - 0.4%
  Alliant Techsystems Inc., 8.50%, 05/15/11                                            125             133
  Argo Tech Corp., 9.25%, 06/01/11                                                     175             188
  DRS Technologies Inc., 6.875%, 11/01/13 (e)                                          150             150
  L-3 Communications Corp., 7.625%, 06/15/12                                           200             213
  Moog Inc., 6.25%, 01/15/15 (l)                                                       150             147
  Sequa Corp., 9.00%, 08/01/09                                                         125             134
                                                                                                       965
AGRICULTURE - 0.1%
  Hines Nurseries Inc., 10.25%, 10/01/11                                               200             216


AIRLINES - 0.1%
  Continental Airlines Inc., 7.25%, 11/01/05                                           100              95
  Continental Airlines Inc., 6.541%, 09/15/08                                           58              53
                                                                                                       148
ALTERNATIVE ENERGY - 0.1%
  NRG Energy Inc., 8.00%, 12/15/13 (e)                                                 196             207


APPAREL - 0.1%
  Levi Strauss & Co., 7.73%, 04/01/12 (e)                                               50              49
  Levi Strauss & Co., 12.25%, 12/15/12                                                 125             136
  Levi Strauss & Co., 9.75%, 01/15/15 (e)                                               75              74
                                                                                                       259
ASSET BACKED SECURITIES - 4.0%
  Amortizing Residential Collateral Trust, 4.05%, 08/25/32 (g)                         750             757
  Argent Nim Trust, 4.70%, 07/25/34 (e)                                                421             420
  Asset Backed Securities Corp. Home Equity Loan, 4.71%, 04/15/33 (g)                  500             507
  Bayview Financial Acquisition Trust, 4.10%, 08/25/36 (e) (g)                       1,000             998
  Bear Stearns Asset Backed Securities NIM, 5.00%, 05/25/34 (e)                        223             221
  Bear Stearns Asset Backed Securities NIM, 5.25%, 08/25/34 (e)                        322             321
  Commercial Mortgage Acceptance Corp., 3.80%, 11/15/15 (e) (g)                        356             358
  Commercial Mortgage Acceptance Corp., 7.35%, 01/17/32                                400             461
  Countrywide Asset-Backed Certificates, 4.10%, 06/25/34                               640             651
  Countrywide Asset-Backed Certificates, 5.50%, 10/25/35 (e)                           328             327
  First Consumers Master Trust, 3.12%, 09/15/08 (g)                                    588             584
  Green Tree Financial Corp., 7.07%, 01/15/29                                          796             830
  Merit Securities Corp., 4.35%, 09/28/32 (e) (g)                                    1,100           1,088
  Mid-State Trust, 7.34%, 07/01/35                                                     414             437
  Novastar Home Equity Loan, 4.475%, 02/25/34                                          220             227
  Novastar Home Equity Loan, 3.825%, 06/25/34                                          450             451
  Residential Asset Securities Corp., 3.949%, 04/25/32 (g)                             500             503
  Sail Net Interest Margin Notes, 6.75%, 11/27/33 (e)                                   51              51
  Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e)                                  424             426
  Sail Net Interest Margin Notes, 5.00%, 04/27/34 (e)                                  292             293
  Sail Net Interest Margin Notes, 5.00%, 12/27/34 (e)                                  387             388
  Sail Net Interest Margin Notes, 4.75%, 01/27/35 (e)                                  310             310
  Sail Net Interest Margin Notes, 7.50%, 01/27/35 (e)                                  178             175
                                                                                                    10,784
AUTO MANUFACTURERS - 0.2%
  DaimlerChrysler NA Holdings Inc., 4.05%, 06/04/08                                    625             607


AUTO PARTS & EQUIPMENT - 0.1%
  Tenneco Automotive Inc., 10.25%, 07/15/13                                            100             112
  TRW Automotive Inc., 9.375%, 02/15/13                                                179             192
                                                                                                       304
BANKS - 2.5%
  Bank of America Corp., 7.40%, 01/15/11 (f)                                         1,375           1,550
  Borden Chemicals & Plastics, 9.00%, 07/15/14 (e)                                      75              81
  Capital One Bank, 4.875%, 05/15/08                                                   800             806
  Corp Andina De Fomento, 6.875%, 03/15/12 (f)                                       1,050           1,155
  Countrywide Home Loans Inc., 4.00%, 03/22/11 (l)                                   1,225           1,160
  Independence Community Bancorp., 3.50%, 06/20/13                                     475             451
  Riddell Bell Holdings, 8.375%, 10/01/12 (e)                                          125             128
  Standard Chartered Bank Plc, 8.00%, 05/30/31 (e) (f)                                 730             936
                                                                                                     6,267
BUILDING MATERIALS - 0.2%
  Ainsworth Lumber, 7.25%, 10/01/12 (e)                                                200             196
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e)                                   75              77
  Brand Services Inc., 12.00%, 10/15/12                                                100             111
                                                                                                       384
CHEMICALS - 0.9%
  Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                                     140              70
  Equinox Holdings Inc., 10.625%, 05/01/11                                             175             196
  ETHYL Corp., 8.875%, 05/01/10                                                        225             241
  Huntsman Ici Chemicals, 10.125%, 07/01/09                                            152             158
  ISP Chemco, 10.25%, 07/01/11                                                         225             244
  Lyondell Chemical Co., 11.125%, 07/15/12                                             225             259
  Methanex Corp., 8.75%, 08/15/12 (l)                                                  175             202
  Millenium America Inc., 9.25%, 06/15/08                                              250             268
  OM Group Inc., 9.25%, 12/15/11                                                       175             180
  Rhodia SA, 7.625%, 06/01/10 (l)                                                      225             222
  Westlake Chemical Corp., 8.75%, 07/15/11                                             131             143
                                                                                                     2,183
COMMERCIAL SERVICES - 0.5%
  Allied Waste North America, 9.25%, 09/01/12                                          150             161
  Allied Waste North America, 7.375%, 04/15/14 (l)                                     100              91
  Allied Waste North America, 7.25%, 03/15/15 (e) (l)                                   75              71
  Cadmus Comm Corp., 8.375%, 06/15/14                                                  175             183
  Imco Recycling Inc., 10.375%, 10/15/10                                               175             194
  Iron Mountain Inc., 7.75%, 01/15/15                                                  350             346
  Mail-Well I Corp., 9.625%, 03/15/12                                                   75              80
  Resolution Performance Products LLC, 9.50%, 04/15/10                                 100             107
  Resoultion Services, 13.50%, 11/15/10                                                125             135
                                                                                                     1,368
COMPUTERS - 0.1%
  HDD Holdings, 8.00%, 05/15/09                                                        125             133


COSMETICS & PERSONAL CARE - 0.1%
  DEL Laboratories Inc., 8.00%, 02/01/12 (e)                                           150             144
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                 131             151
                                                                                                       295
DISTRIBUTION & WHOLESALE - 0.0%
  Buhrmann NV, 7.875%, 03/01/15 (e)                                                    100             100


DIVERSIFIED FINANCIAL SERVICES - 3.5%
  Airplane Pass Through Trust, 10.875%, 03/15/12 (i)                                   247               -
  Alamosa Delaware Inc., 11.00%, 07/31/10                                              161             183
  Canada Inc., 8.00%, 09/15/12 (e)                                                     279             294
  CIT Group Holdings Inc., 7.75%, 04/02/12 (f)                                         925           1,070
  CMOHoldings Ltd., 6.50%, 08/25/05 (e)                                                112             112
  Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10                              230               5
  Corrections Corp., 6.25%, 03/15/13 (e)                                               100              96
  CS First Boston Mortgage Securities Corp., 4.07%, 09/25/31 (g)                       277             277
  Ford Motor Co., 7.875%, 06/15/10                                                     375             382
  General Motors Acceptance Corp., 6.875%, 09/15/11                                  1,025             927
  Household Finance Corp., 6.375%, 11/27/12 (f)                                        975           1,054
  Huntsman Advanced Materials LLC, 11.00%, 07/15/10 (e)                                200             230
  International Lease Finance Corp., 4.375%, 11/01/09                                  325             320
  JPMorgan Chase & Co., 6.625%, 03/15/12                                               700             765
  MBNA Corp., 4.625%, 09/15/08 (l)                                                     675             672
  Merrill Lynch & Co. Inc., 5.00%, 09/25/35 (e)                                        789             789
  Metris Master Trust, 3.93%, 11/20/09 (g)                                             700             702
  Morgan Stanley, 6.60%, 04/01/12 (f)                                                1,000           1,092
  Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)                                   16              16
                                                                                                     8,986
ELECTRIC - 2.0%
  AES Corp., 9.375%, 09/15/10 (l)                                                      125             138
  AES Corp., 7.75%, 03/01/14                                                           200             207
  Allegheny Energy Supply, 10.25%, 11/15/07 (e)                                        250             276
  Appalachian Power Co., 5.95%, 05/15/33                                               750             757
  Calpine Generating Co., 12.39%, 04/01/11 (g) (l)                                     125             119
  Duke Energy Corp., 4.20%, 10/01/08                                                   800             790
  Edison Mission Energy, 9.875%, 04/15/11                                              350             404
  Entergy Gulf States Inc., 6.20%, 07/01/33                                            600             598
  Mirant Americas Generation Inc., 8.30%, 05/01/11 (i)                                 300             335
  Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)                                250             272
  Pinnacle West Capital Corp., 6.40%, 04/01/06                                         775             786
  Reliant Resources Inc., 9.50%, 07/15/13                                              350             381
                                                                                                     5,063
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
  Amkor Technologies Inc., 7.125%, 03/15/11                                            350             295


ENGINEERING & CONSTRUCTION - 0.0%
  Nortek Inc., 8.50%, 09/01/14 (e)                                                     100              97


ENTERTAINMENT - 1.1%
  Boyd Gaming Corp., 8.75%, 04/15/12 (l)                                               225             244
  Chumash Casino & Resort, 9.26%, 07/15/10 (e)                                          75              80
  Cinemark Inc., (Step-Up Bond), 9.75%, 03/15/14 (d)                                   275             195
  Herbst Gaming Inc., 8.125%, 06/01/12                                                 175             182
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                          250             248
  Kerzner International Ltd., 8.875%, 08/15/11                                         150             161
  Lce Acquisition Corp., 9.00%, 08/01/14 (e)                                            25              25
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                        300             327
  Mgm Mirage Inc., 6.75%, 09/01/12                                                     375             378
  Mohegan Tribal Gaming, 6.875%, 02/15/15 (e)                                          100              99
  Penn National Gaming Inc., 6.75%, 03/01/15 (e)                                       100              99
  Pinnacle Entertainment Inc., 8.75%, 10/01/13                                         175             181
  Six Flags Inc., 9.75%, 04/15/13 (l)                                                   75              70
  Six Flags Inc., 9.625%, 06/01/14                                                      75              69
  Station Casinos Inc., 6.875%, 03/01/16 (l)                                           150             150
  Turning Stone Casino Entertainment, 9.125%, 12/15/10 (e)                             175             182
  VICORP Restaurants Inc., 10.50%, 04/15/11                                            125             128
                                                                                                     2,818
ENVIRONMENTAL CONTROL - 0.1%
  Allied Waste North America, 8.50%, 12/01/08                                          100             103
  Imco Recycling Inc., 9.00%, 11/15/14 (e)                                              25              26
  Safety-Kleen Services Inc., 9.25%, 06/01/08 (i)                                      375               2
                                                                                                       130
FOOD - 0.6%
  Ahold Finance USA Inc., 7.82%, 01/02/20                                               47              50
  Doane Pet Care Co., 10.75%, 03/01/10                                                  25              27
  Friendly Ice Cream Corp., 8.375%, 06/15/12 (l)                                       100              95
  Kraft Foods Inc., 5.625%, 11/01/11                                                   215             223
  Nutritional Sourcing Corp., 10.125%, 08/01/09                                         14              11
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)                                    175             150
  Safeway Inc., 7.25%, 02/01/31 (l)                                                    700             761
  Sbarro Inc., 11.00%, 09/15/09 (l)                                                    175             169
  Swift Energy Co., 10.125%, 10/01/09                                                  100             110
                                                                                                     1,596
FOREST PRODUCTS & PAPER - 0.7%
  Abitibi-consolidated Inc., 8.55%, 08/01/10                                           125             127
  Blue Ridge Paper Product Co., 9.50%, 12/15/08                                        100             100
  Bowater Canada Finance, 7.95%, 11/15/11                                              150             156
  Buckeye Cellulose Corp., 9.25%, 09/15/08 (e) (l)                                     145             144
  Buffets Inc., 8.00%, 10/15/10                                                         75              74
  Cenveo Corp., 7.875%, 12/01/13 (l)                                                   175             156
  Domtar Inc., 5.375%, 12/01/13                                                        740             697
  Smurfit Capital Funding Plc, 7.50%, 11/20/25                                         225             216
                                                                                                     1,670
HEALTHCARE - 1.5%
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                 225             224
  Davita Inc., 7.25%, 03/15/15 (e)                                                     100              98
  Extendicare Healthcare Services Inc., 9.50%, 07/01/10                                150             164
  Genesis Healthcare Corp., 8.00%, 10/15/13                                            225             245
  Humana Inc., 6.30%, 08/01/18                                                         725             753
  IASIS Healthcare LLC, 8.75%, 06/15/14                                                200             209
  Insight Health Services Corp., 9.875%, 11/01/11 (l)                                  100              98
  Medical Device Manufacturing Inc., 10.00%, 07/15/12                                  175             187
  National Mentor Inc., 9.625%, 12/01/12 (e)                                           175             182
  Psychiatric Solutions Inc., 10.625%, 06/15/13                                        100             111
  Sybron Dental Specialties Inc., 8.125%, 06/15/12                                     275             295
  Tenet Healthcare Corp., 7.375%, 02/01/13 (l)                                         275             259
  Tenet Healthcare Corp., 9.875%, 07/01/14                                              25              26
  Warner Chillcott Corp., 8.75%, 02/01/15 (e)                                          175             176
  WellPoint Health Networks Inc., 6.375%, 01/15/12                                     725             782
                                                                                                     3,809
HOLDING COMPANIES - DIVERSIFIED - 0.2%
  BCP Caylux Holdings, 9.625%, 06/15/14 (e) (l)                                         97             111
  CBD Media Holdings LLC, 9.25%, 07/15/12                                              100             102
  Jean Coutu Group Inc., 8.50%, 08/01/14 (l)                                           100              97
  Nebco Evans Holding Co., 12.375%, 07/15/07 (i)                                       350               -
  United Agri Products, 8.25%, 12/15/11                                                199             207
                                                                                                       517
HOME BUILDERS - 0.1%
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d)                      350             243


HOME FURNISHINGS - 0.1%
  Applica Inc., 10.00%, 07/31/08 (l)                                                    64              65
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                              175             182
                                                                                                       247
HOUSEHOLD PRODUCTS - 0.0%
  Breed Technologies Inc., 9.25%, 04/15/08 (i)                                         250               -


INSURANCE - 0.2%
  UnitedHealth Group Inc., 4.125%, 08/15/09 (l)                                        475             467


INTERNET - 0.1%
  FTD Inc., 7.75%, 02/15/14                                                            175             179


IRON & STEEL - 0.1%
  AK Steel Corp., 7.875%, 02/15/09                                                      75              74
  Ipsco Inc., 8.75%, 06/01/13                                                           75              83
                                                                                                       157
LEISURE TIME - 0.2%
  Equinox Holdings Inc., 9.00%, 12/15/09                                               175             184
  Icon Health & Fitness, 11.25%, 04/01/12 (l)                                          100              70
  Leslie's Poolmart, 7.75%, 02/01/13 (e)                                               100             101
  Mohegan Tribal Gaming, 7.125%, 08/15/14                                               75              75
                                                                                                       430
LODGING - 0.4%
  Gaylord Entertainment Co., 6.75%, 11/15/14 (e)                                       200             190
  HMH Properties Inc., 7.875%, 08/01/08                                                 76              78
  Host Marriott LP, 6.375%, 03/15/15 (e)                                               250             239
  John Q Hamons Hotels, 8.875%, 05/15/12                                               200             215
  Las Vegas Sands Corp., 6.375%, 02/15/15 (e) (l)                                      150             142
  Meristar Hospitality Corp., 10.50%, 06/15/09                                         100             107
  Park Place Entertainment Corp., 8.125%, 05/15/11 (l)                                 125             138
                                                                                                     1,109
MACHINERY - 0.2%
  Case New Holland Inc., 9.25%, 08/01/11 (e)                                            25              27
  Dresser Rand Group Inc., 7.375%, 11/01/14 (e)                                        100             100
  Flowserve Inc., 12.25%, 08/15/10                                                     125             136
  Terex Corp., 10.375%, 04/01/11                                                       175             190
                                                                                                       453
MANUFACTURING - 0.3%
  Applied Extrusion Tech., 10.75%, 07/01/11 (i) (l)                                    100              55
  Blount Inc., 8.875%, 08/01/12                                                         75              79
  Invesys Plc, 9.875%, 03/15/11 (e) (l)                                                100             102
  Koppers Inc., 9.875%, 10/15/13                                                       125             139
  Park-Ohio Industries Inc., 8.375%, 11/15/14 (e)                                      100              97
  Sensus Metering Systems Inc., 8.625%, 12/15/13                                       250             256
                                                                                                       728
MEDIA - 1.2%
  Cablevision Systems Corp., 7.88%, 04/01/09 (e) (l)                                   175             186
  Cablevision Systems Corp., 8.00%, 04/15/12 (e)                                       200             206
  Charter Communications Holdings LLC, 8.625%, 04/01/09                                 50              39
  Charter Communications Holdings LLC, 10.25%, 01/15/10                                125             100
  Charter Communications Holdings LLC, (Step-Up Bond), 11.75%, 01/15/10 (d)             75              64
  Charter Communications Holdings LLC, 10.00%, 05/15/11                                550             422
  Charter Communications Holdings LLC, (Step-Up Bond), 12.125%, 01/15/12 (d) (l)        75              47
  CSC Holdings Inc., 10.50%, 05/15/16                                                   75              83
  Dex Media Inc., 9.875%, 08/15/13                                                     196             219
  Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d) (l)                              200             152
  Houghton Mifflin Co., (Step-Up Bond), 11.50%, 10/15/13 (d) (l)                       125              87
  Mediacom Broadband LLC, 11.00%, 07/15/13 (l)                                         135             144
  Mediacom LLC, 9.50%, 01/15/13 (l)                                                     25              25
  Muzak Finance Corp., 10.00%, 02/15/09                                                 75              62
  Muzak Finance Corp., 9.875%, 03/15/09 (l)                                            125              56
  Nexstar Finance Holdings LLC Inc., (Step-Up Bond), 11.375%, 04/01/13 (d)              75              59
  Nextmedia Operating Inc., 10.75%, 07/01/11 (l)                                       175             191
  Radio One Inc., 8.875%, 07/01/11                                                     150             161
  Time Warner Inc., 7.625%, 04/15/31                                                   550             646
  Young Broadcasting Inc., 8.75%, 01/15/14                                             150             142
                                                                                                     3,091
METAL FABRICATION & HARDWARE - 0.2%
  Mueller Group Inc., 10.00%, 05/01/12                                                 150             162
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d)                           50              35
  Novelis Inc., 7.25%, 02/15/15 (e)                                                    200             196
                                                                                                       393
MINING - 0.1%
  Compass Minerals International, 10.00%, 08/15/11                                     150             162


OFFICE FURNISHINGS - 0.1%
  Interface Inc., 7.30%, 04/01/08                                                      125             122
  Interface Inc., 9.50%, 02/01/14                                                       50              53
  Tempur-Pedic International Inc., 10.25%, 08/15/10 (e)                                130             146
                                                                                                       321
OIL & GAS PRODUCERS - 1.0%
  Calpine Corp., 8.50%, 07/15/10 (e)                                                   300             236
  Devon Financing Corp., 6.875%, 09/30/11                                              650             716
  Forest Oil Corp., 8.00%, 12/15/11                                                    250             275
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                        195             218
  Stone Energy Corp., 8.25%, 12/15/11                                                  175             182
  Swift Energy Co., 9.375%, 05/01/12                                                    50              54
  Valero Energy Corp., 4.75%, 06/15/13 (l)                                             735             716
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                         175             186
                                                                                                     2,583
OIL & GAS SERVICES - 0.5%
  Hanover Equipment Trust, 0.00%, 03/31/07 (k)                                         175             154
  Key Energy Services Inc., 8.375%, 03/01/08                                           175             182
  Petronas Capital Ltd., 7.00%, 05/22/12 (e)                                           275             303
  Precision Drilling Corp., 5.625%, 06/01/14                                           675             691
                                                                                                     1,330
PACKAGING & CONTAINERS - 0.5%
  Anchor Glass Container Corp., 11.00%, 02/15/13 (l)                                   150             135
  Berry Plastics Corp., 10.75%, 07/15/12                                               250             282
  Jefferson Smurfit Group Plc, 8.25%, 10/01/12                                         100             103
  Plastipak Holdings Inc., 10.75%, 09/01/11                                            310             344
  Pliant Corp., 11.125%, 09/01/09                                                      100             100
  Radnor Holdings Corp., 11.00%, 03/15/10                                              225             166
  Tekni-plex Inc., 8.75%, 11/15/13 (e) (l)                                             225             212
                                                                                                     1,342
PHARMACEUTICALS - 0.6%
  Aaipharma Inc., 11.50%, 04/01/10 (i) (l)                                             175              86
  Vicar Operating Inc., 9.875%, 12/01/09                                               175             188
  Wyeth, 5.50%, 03/15/13 (f)                                                         1,150           1,168
                                                                                                     1,442
PIPELINES - 0.6%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                           100             107
  Dynegy Holdings Inc., 7.625%, 10/15/26                                               450             347
  EL Paso Corp., 7.875%, 06/15/12                                                      100             100
  EL Paso Corp., 7.75%, 01/15/32                                                       425             401
  El Paso Energy Corp., 7.80%, 08/01/31                                                 75              71
  Williams Cos. Inc., 7.125%, 09/01/11                                                  50              52
  Williams Cos. Inc., 7.625%, 07/15/19                                                  75              81
  Williams Cos. Inc., 7.875%, 09/01/21                                                 100             109
  Williams Cos. Inc., 8.75%, 03/15/32                                                  250             297
                                                                                                     1,565
REAL ESTATE - 0.7%
  Boston Properties Inc., 6.25%, 01/15/13                                              700             749
  Host Marriott LP, 9.50%, 01/15/07                                                     75              79
  Istar Financial Inc., 5.15%, 03/01/12                                                800             773
  Meristar Hospitality Corp., 9.125%, 01/15/11                                          75              77
                                                                                                     1,678
RETAIL - 0.7%
  Carrols Corp., 9.00%, 01/15/13 (e)                                                   175             180
  Doane Pet Care Co., 9.75%, 05/15/07                                                  225             221
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12                                          125             118
  Home Interior & Gifts, 10.125%, 06/01/08 (l)                                         250             206
  Limited Brands Inc., 6.95%, 03/01/33                                                 725             746
  Petco Animal Supplies Inc., 10.75%, 11/01/11                                         150             167
  Rite Aid Corp., 11.25%, 07/01/08                                                     125             132
                                                                                                     1,770
STORAGE/WAREHOUSING - 0.1%
  Omi Corp., 7.625%, 12/01/13                                                          175             181


TELECOMMUNICATIONS - 2.2%
  AT&T Broadband Corp., 8.375%, 03/15/13 (f)                                           600             713
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                 50              41
  Crown Castle International Corp., 9.375%, 08/01/11                                    15              16
  Crown Castle International Corp., 7.50%, 12/01/13 (l)                                 75              82
  DirecTV Holdings LLC, 8.375%, 03/15/13                                               200             217
  Insight Midwest Capital Inc., 10.50%, 11/01/10                                       200             214
  Intelsat Bermuda Ltd., 7.805%, 01/15/12 (e)                                           75              76
  MCI Inc., 8.735%, 05/01/14                                                           270             297
  Nextel Communications Inc., 6.875%, 10/31/13                                         100             104
  Nextel Communications Inc., 7.375%, 08/01/15                                         450             475
  Qwest Corp., 14.00%, 12/15/10 (e)                                                    200             232
  Qwest Corp., 9.125%, 03/15/12 (e)                                                     75              82
  SBA Communications Corp., (Step-Up Bond), 9.75%, 12/15/11 (d)                        250             216
  Sprint Capital Corp., 8.375%, 03/15/12 (f)                                           650             760
  Telecom Italia Capital SA, 4.00%, 01/15/10 (e)                                       725             693
  US Unwired Inc., 10.00%, 06/15/12 (l)                                                175             194
  Verizon Florida Inc., 6.125%, 01/15/13 (f)                                         1,120           1,164
  Zeus Special Sub, (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                            100              63
                                                                                                     5,639
TELECOMMUNICATIONS EQUIPMENT - 0.4%
  American Tower Escrow Corp., 0.00%, 08/01/08                                         145             109
  Centennial Communications Corp., 10.125%, 06/15/13                                   200             221
  PanAmSat Corp., 9.00%, 08/15/14 (e)                                                  100             106
  Qwest Corp., 14.50%, 12/15/14 (e)                                                    275             332
  Spectrasite Inc., 8.25%, 05/15/10                                                    100             104
  Western Wireless Corp., 9.25%, 07/15/13                                               75              86
                                                                                                       958
TRANSPORTATION - 0.2%
  Holt Group Inc., 9.75%, 01/15/06 (i)                                                 200               -
  Union Pacific Corp., 3.625%, 06/01/10 (l)                                            550             517
                                                                                                       517
VENTURE CAPITAL - 0.1%
  Rainbow National Services, 10.375%, 09/01/14 (e)                                     125             139


WATER - 0.2%
  United Utilities Plc, 4.55%, 06/19/18                                                700             625


WIRELESS TELECOMMUNICATIONS - 0.5%
  American Tower Corp., 7.50%, 05/01/12 (l)                                            125             126
  AT&T Wireless Services Inc., 8.75%, 03/01/31                                         325             428
  Crown Castle International Corp., 10.75%, 08/01/11                                   225             240
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                        475             410
                                                                                                     1,204

  Total Corporate Bonds (cost $99,110)                                                              78,949
GOVERNMENT SECURITIES - 56.9%
ASSET BACKED SECURITIES - 0.1%
  First Union National Bank Commercial Mortgage - Interest Only, 0.536%, 05/17/32   11,561             327

SOVEREIGN - 19.9%
  Bundesobligation, 4.25%, 02/15/08 (f)                                              2,500           3,389
  Bundesrepublic Deutschland, 5.00%, 01/04/12 (f)                                    2,000           2,866
  Deutschland Republic, 5.25%, 01/04/11 (f)                                          2,600           3,749
  Finnish Government, 5.75%, 02/23/11 (f)                                            1,200           1,771
  French Treasury Note, 3.50%, 07/12/09 (f)                                          3,000           3,983
  Netherlands, 5.00%, 07/15/11 (f)                                                   3,600           5,134
Republic of Argentina, 3.499%, 03/31/23 (g) (i)                                        500             286
  Republic of Argentina, 6.00%, 03/31/23 (i)                                         1,200             681
  Republic of Brazil, 3.125%, 04/15/12 (f)                                           3,327           3,123
  Republic of Brazil, 8.00%, 04/15/14                                                1,994           1,974
  Republic of Brazil, 10.50%, 07/14/14                                                 325             358
  Republic of Brazil, 10.125%, 05/15/27                                                625             656
  Republic of Brazil, 12.25%, 03/06/30                                                 860           1,041
  Republic of Brazil, 11.00%, 08/17/40                                                 475             529
  Republic of Bulgaria, 8.25%, 01/15/15                                                275             333
  Republic of Colombia, 10.00%, 01/23/12                                               375             405
  Republic of Colombia, 10.75%, 01/15/13                                                50              56
  Republic of Colombia, 8.125%, 05/21/24                                               250             228
  Republic of Colombia, 8.375%, 02/15/27                                                50              46
  Republic of Colombia, 10.375%, 01/28/33                                              475             504
  Republic of Ecuador, 12.00%, 11/15/12                                                725             723
  Republic of Ecuador, (Step-Up Bond), 8.00%, 08/15/30 (d)                              25              22
  Republic of Panama, 9.625%, 02/08/11                                                 355             401
  Republic of Panama, 9.375%, 01/16/23                                                 365             409
  Republic of Peru, 9.125%, 02/21/12                                                   650             731
  Republic of Peru, 9.875%, 02/06/15                                                   190             219
  Republic of Peru, 0.00%, 03/07/17 (h)                                                319             298
  Republic of Philippines, 8.375%, 03/12/09                                            800             842
  Republic of Philippines, 8.875%, 03/17/15                                            150             152
  Republic of Philippines, 9.875%, 01/15/19                                            275             287
  Republic of Philippines, 10.625%, 03/16/25                                           425             455
  Republic of South Africa, 6.50%, 06/02/14                                            400             420
  Republic of Turkey, 9.00%, 06/30/11                                                  400             438
  Republic of Turkey, 11.50%, 01/23/12                                                 425             517
  Republic of Turkey, 11.00%, 01/14/13                                                 150             182
  Republic of Turkey, 11.875%, 01/15/30                                                225             299
  Republic of Venezuela, 10.75%, 09/19/13                                              625             695
  Republic of Venezuela, 8.50%, 10/08/14                                               575             566
  Republic of Venezuela, 9.25%, 09/15/27                                               100              99
  Russian Federation, 11.00%, 07/24/18 (f)                                           1,025           1,417
  Russian Federation, (Step-Up Bond), 5.00%, 03/31/30 (d) (f) (h)                    4,345           4,451
  Ukraine, 6.875%, 03/04/11                                                            225             230
  Ukraine, 7.65%, 06/11/13                                                             200             214
  United Mexican States, 6.375%, 01/16/13                                              575             597
  United Mexican States, 5.875%, 01/15/14                                            1,900           1,886
  United Mexican States, 6.625%, 03/03/15                                            2,450           2,553
  United Mexican States, 8.30%, 08/15/31                                               250             286
                                                                                                    50,501
U.S. GOVERNMENT AGENCIES - 28.2%
  Federal Home Loan Mortgage Gold, 5.00%, TBA (c)                                   11,500          11,259
  Federal Home Loan Mortgage Gold, 6.50%, TBA (c)                                    2,000           2,074
  Federal National Mortgage Association, 6.00%, 04/01/18                               175             180
  Federal National Mortgage Association, 10.40%, 04/25/19                                6               7
  Federal National Mortgage Association, 4.00%, TBA (c)                              8,000           7,665
  Federal National Mortgage Association, 6.50%, 02/01/26                                13              14
  Federal National Mortgage Association, 7.50%, 08/01/29                                22              24
  Federal National Mortgage Association, 8.00%, 08/01/29                                 2               3
  Federal National Mortgage Association, 7.50%, 09/01/29                                40              43
  Federal National Mortgage Association, 7.50%, 09/01/29                                 8               9
  Federal National Mortgage Association, 7.50%, 03/01/30                                14              15
  Federal National Mortgage Association, 8.00%, 04/01/30                                22              24
  Federal National Mortgage Association, 7.50%, 05/01/30                                 3               3
  Federal National Mortgage Association, 7.50%, 05/01/30                                 6               6
  Federal National Mortgage Association, 7.50%, 06/01/30                                10              11
  Federal National Mortgage Association, 7.50%, 06/01/30                                 4               5
  Federal National Mortgage Association, 7.50%, 07/01/30                                22              24
  Federal National Mortgage Association, 7.50%, 07/01/30                                 6               6
  Federal National Mortgage Association, 8.00%, 07/01/30                                38              40
  Federal National Mortgage Association, 8.00%, 08/01/30                                11              12
  Federal National Mortgage Association, 7.50%, 09/01/30                                 9               9
  Federal National Mortgage Association, 8.00%, 10/01/30                               156             168
  Federal National Mortgage Association, 7.50%, 11/01/30                                 9              10
  Federal National Mortgage Association, 7.50%, 12/01/30                                10              11
  Federal National Mortgage Association, 7.50%, 01/01/31                                11              12
  Federal National Mortgage Association, 8.00%, 01/01/31                                 4               4
  Federal National Mortgage Association, 8.00%, 01/01/31                                48              52
  Federal National Mortgage Association, 8.00%, 01/01/31                                48              52
  Federal National Mortgage Association, 7.50%, 02/01/31                                49              52
  Federal National Mortgage Association, 7.50%, 02/01/31                                10              11
  Federal National Mortgage Association, 7.50%, 02/01/31                                27              29
  Federal National Mortgage Association, 8.00%, 02/01/31                                 6               7
  Federal National Mortgage Association, 7.50%, 03/01/31                                18              19
  Federal National Mortgage Association, 6.00%, 07/01/32                                30              30
  Federal National Mortgage Association, 7.00%, 07/01/32                                44              46
  Federal National Mortgage Association, 6.00%, 09/01/32                               151             155
  Federal National Mortgage Association, 7.50%, 09/01/32                                37              39
  Federal National Mortgage Association, 5.00%, TBA (c)                             17,625          17,242
  Federal National Mortgage Association, 5.50%, TBA (c)                             20,500          20,543
  Federal National Mortgage Association, 6.00%, TBA (c)                              3,000           3,064
  Federal National Mortgage Association, 6.50%, TBA (c)                              2,000           2,074
  Federal National Mortgage Association, 4.50%, TBA (c)                              7,000           6,646
                                                                                                    71,699
U.S. TREASURY SECURITIES - 8.7%
  U.S. Treasury Bond, 6.125%, 11/15/27 (l)                                             100             117
  U.S. Treasury Bond, 5.50%, 08/15/28 (l)                                               70              76
  U.S. Treasury Bond, 5.25%, 11/15/28 (l)                                            1,500           1,578
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                              500             527
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                           1,500           1,767
  U.S. Treasury Bond, 5.375%, 02/15/31 (l)                                             750             816
  U.S. Treasury Note, 3.125%, 04/15/09 (l)                                          10,500          10,125
  U.S. Treasury Note, 3.625%, 01/15/10 (l)                                           3,350           3,270
  U.S. Treasury Note, 4.00%, 02/15/14 (l)                                            2,350           2,267
  U.S. Treasury Note, 4.25%, 11/15/14 (l)                                            1,660           1,625
                                                                                                    22,168

  Total Government Securities (cost $123,715)                                                      144,695
MUNICIPALS - 0.3%
SOVEREIGN - 0.3%
  Region of Lombardy, 5.804%, 10/25/32                                                 750             797

  Total Municipals (cost $750)                                                                         797
SHORT TERM INVESTMENTS - 53.5%
COMMERCIAL PAPER - 21.8%
  Beethoven Funding Corp., 2.76%, 04/13/05 (f)                                       6,575           6,569
  DaimlerChrysler NA, 2.91%, 04/13/05 (f)                                            3,275           3,272
  Four Winds Funding Corp., 2.83%, 04/13/05 (f)                                      3,275           3,272
  Ivory Funding Corp., 2.76%, 04/12/05 (f)                                             628             627
  Liberty Street Funding Co., 2.72%, 04/12/05 (f)                                    6,484           6,479
  Market Street Funding, 2.75%, 04/13/05 (f)                                         6,575           6,569
  Mica Funding LLC, 2.75%, 04/12/05 (f)                                              6,575           6,569
  Paradigm Fuding LLC, 2.73%, 04/13/05 (f)                                           6,575           6,569
  Sheffield Receivables, 2.72%, 04/13/05 (f)                                         4,589           4,585
  Surrey Funding Corp., 2.73%, 04/12/05 (f)                                          6,000           5,995
  Victory Receivables Corp., 2.74%, 04/13/05 (f)                                     5,000           4,995
                                                                                                    55,501
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           1               1


REPURCHASE AGREEMENT - 16.2%
  Repurchase Agreement with Merrill Lynch, 2.83%, (Collateralized by $42,375
       Federal National Mortgage Association, 4.00%, due 08/08/08, market value
       $41,995)
       acquired on 03/31/05, due 04/01/05 at $41,286                                41,283          41,283

SECURITIES LENDING COLLATERAL - 15.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                39,308          39,308

  Total Short Term Investments (cost $136,093)                                                     136,093
TOTAL INVESTMENTS - 142.5% (COST $361,061)                                                         362,254
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (42.5%)                                                     (108,052)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $254,202
-----------------------

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
CORPORATE BONDS - 3.4%
ASSET BACKED SECURITIES - 3.4%
  Commercial Mortgage Acceptance Corp., 5.447%, 07/16/34 (e)                         5,717          $5,865
  Green Tree Financial Corp., 7.07%, 01/15/29                                          746             778

  Total Corporate Bonds (cost $6,641)                                                                6,643
GOVERNMENT SECURITIES - 77.3%
U.S. GOVERNMENT AGENCIES - 37.8%
  Federal Home Loan Bank, 5.80%, 09/02/08 (l)                                        3,500           3,664
  Federal Home Loan Bank, 7.00%, 10/01/31                                               10              11
  Federal Home Loan Bank, 7.00%, 11/01/31                                               20              21
  Federal Home Loan Bank, 7.00%, 03/01/32                                              235             248
  Federal Home Loan Bank, 7.00%, 04/01/32                                               20              21
  Federal Home Loan Bank, 7.00%, 06/01/32                                               13              14
  Federal Home Loan Bank, 7.00%, 06/01/32                                               19              20
  Federal Home Loan Bank, 7.00%, 08/01/32                                               12              13
  Federal Home Loan Corp., 7.00%, 04/01/32                                             206             217
  Federal Home Loan Mortgage Corp., 7.00%, 07/01/11                                      5               5
  Federal Home Loan Mortgage Corp., 6.50%, 08/01/13                                     40              42
  Federal Home Loan Mortgage Corp., 8.25%, 04/01/17                                      3               4
  Federal Home Loan Mortgage Corp., 8.00%, 07/01/20                                     80              86
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/28                                    703             722
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/29                                    176             186
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/32                                    247             260
  Federal Home Loan Mortgage Corp., 4.50%, 04/15/32                                    183             166
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33                                  2,305           2,262
  Federal Home Loan Mortgage Gold, 6.00%, TBA (c)                                    3,000           3,069
  Federal Home Loan Mortgage Gold, 5.00%, TBA (c)                                    9,500           9,301
  Federal National Mortgage Association, 4.395%, 02/17/09 (l)                        2,000           2,000
  Federal National Mortgage Association, 12.50%, 09/20/15                                2               2
  Federal National Mortgage Association, 12.00%, 01/01/16                               93             104
  Federal National Mortgage Association, 12.00%, 01/15/16                                3               3
  Federal National Mortgage Association, 12.50%, 01/15/16                               43              48
  Federal National Mortgage Association, 5.50%, TBA (c)                              3,000           3,059
  Federal National Mortgage Association, 5.00%, 02/01/19                             1,324           1,325
  Federal National Mortgage Association, 11.50%, 09/01/19                                -               1
  Federal National Mortgage Association, 10.50%, 08/01/20                                9              10
  Federal National Mortgage Association, 6.50%, 03/01/26                                17              18
  Federal National Mortgage Association, 7.00%, 05/01/26                                20              21
  Federal National Mortgage Association, 7.00%, 11/01/28                                20              22
  Federal National Mortgage Association, 7.00%, 12/01/28                                 6               6
  Federal National Mortgage Association, 7.00%, 12/01/28                                10              11
  Federal National Mortgage Association, 125.0598%, 12/28/28 (g)                         7               7
  Federal National Mortgage Association, 7.00%, 03/01/29                                 7               7
  Federal National Mortgage Association, 7.00%, 03/01/29                                64              68
  Federal National Mortgage Association, 8.00%, 07/01/29                                 1               1
  Federal National Mortgage Association, 8.00%, 11/01/29                                28              31
  Federal National Mortgage Association, 8.00%, 12/01/29                                53              57
  Federal National Mortgage Association, 7.00%, 01/01/30                                76              80
  Federal National Mortgage Association, 8.00%, 01/01/30                                73              78
  Federal National Mortgage Association, 8.00%, 02/01/30                                12              12
  Federal National Mortgage Association, 8.00%, 05/01/30                                 5               5
  Federal National Mortgage Association, 6.527%, 05/25/30                            1,664           1,743
  Federal National Mortgage Association, 8.00%, 09/01/30                                 2               2
  Federal National Mortgage Association, 8.00%, 09/01/30                                 2               2
  Federal National Mortgage Association, 8.00%, 10/01/30                                66              71
  Federal National Mortgage Association, 8.00%, 11/01/30                                 3               3
  Federal National Mortgage Association, 8.00%, 01/01/31                                10              11
  Federal National Mortgage Association, 8.00%, 01/01/31                               147             159
  Federal National Mortgage Association, 7.50%, 02/01/31                               149             159
  Federal National Mortgage Association, 8.00%, 02/01/31                                34              37
  Federal National Mortgage Association, 8.00%, 02/01/31                                30              32
  Federal National Mortgage Association, 8.00%, 03/01/31                                14              15
  Federal National Mortgage Association, 8.00%, 03/01/31                                19              21
  Federal National Mortgage Association, 8.00%, 03/01/31                                61              66
  Federal National Mortgage Association, 8.00%, 04/01/31                                 3               4
  Federal National Mortgage Association, 6.00%, 01/01/33                             2,909           2,978
  Federal National Mortgage Association, 5.50%, TBA (c)                             16,000          16,034
  Federal National Mortgage Association, 5.50%, TBA (c)                              6,000           6,013
  Federal National Mortgage Association, 6.00%, TBA (c)                              3,000           3,065
  Federal National Mortgage Association, 6.50%, TBA (c)                              8,000           8,298
  Federal National Mortgage Association, 5.00%, TBA (c)                              7,000           6,847
  Freddie Mac - Interest Only, 5.50%, 01/15/23                                       9,833             692
  Government National Mortgage Association, 13.50%, 07/15/10                            43              47
                                                                                                    73,607
U.S. TREASURY SECURITIES - 39.5%
  U.S. Treasury Bond, 6.625%, 02/15/27                                               2,350           2,896
  U.S. Treasury Bond, 6.375%, 08/15/27                                               1,000           1,201
  U.S. Treasury Bond, 5.25%, 02/15/29                                                2,000           2,106
  U.S. Treasury Bond, 6.125%, 08/15/29                                               1,250           1,472
  U.S. Treasury Bond, 5.375%, 02/15/31 (f) (m)                                      17,000          18,528
  U.S. Treasury Note, 5.75%, 11/15/05 (f)                                            8,500           8,629
  U.S. Treasury Note, 2.875%, 11/30/06 (l)                                          11,000          10,850
  U.S. Treasury Note, 3.375%, 11/15/08 (f)                                           1,300           1,271
  U.S. Treasury Note, 3.50%, 11/15/09 (l)                                           15,000          14,593
  U.S. Treasury Note, 4.875%, 02/15/12 (f)                                          10,000          10,326
  U.S. Treasury Note, 4.25%, 08/15/14 (l)                                            5,000           4,903
                                                                                                    76,775

  Total Government Securities (cost $149,316)                                                      150,382
SHORT TERM INVESTMENTS - 66.3%
COMMERCIAL PAPER - 19.5%
  Beethoven Funding Corp., 2.76%, 04/13/05 (f)                                       1,010           1,009
  DaimlerChrysler NA, 2.91%, 04/13/05 (f)                                            2,525           2,523
  Four Winds Funding Corp., 2.83%, 04/13/05 (f)                                      2,525           2,523
  Liberty Street Funding Co., 2.72%, 04/12/05 (f)                                    4,000           3,997
  Market Street Funding, 2.75%, 04/13/05 (f)                                         5,000           4,995
  Mica Funding LLC, 2.75%, 04/12/05 (f)                                              5,000           4,996
  Paradigm Fuding Llc, 2.73%, 04/13/05 (f)                                           5,000           4,995
  Sheffield Receivables, 2.72%, 04/13/05 (f)                                         3,741           3,738
  Surrey Funding Corp., 2.72%, 04/12/05 (f)                                          1,183           1,182
  Surrey Funding Corp., 2.73%, 04/12/05 (f)                                          3,000           2,997
  Victory Receivables Corp., 2.74%, 04/13/05 (f)                                     5,000           4,995
                                                                                                    37,950
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           1               1


REPURCHASE AGREEMENT - 10.0%
  Repurchase Agreement with Merrill Lynch, 2.83%, (Collateralized by $18,870
       Federal Home Loan Mortgage Corporation, 5.50%, due 09/15/11, market value
       $19,744 acquired on
       03/31/05, due 04/01/05 at $19,379                                            19,377          19,377

SECURITIES LENDING COLLATERAL - 18.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                35,545          35,545


U.S. GOVERNMENT AGENCIES - 18.5%
  Federal Farm Credit Discount Note, 2.65%, 04/04/05                                10,000           9,998
  Federal Home Loan Mortgage Corp. Discount Note, 2.65%, 04/05/05                   25,000          24,992
  Federal Home Loan Mortgage Corp. Discount Note, 4.50%, TBA (c)                     1,000             980
                                                                                                    35,970

  Total Short Term Investments (cost $128,843)                                                     128,843
TOTAL INVESTMENTS - 147.0% (COST $284,848)                                                         285,868
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (47.0%)                                                      (91,375)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $194,493
-----------------------

JNL/SELECT BALANCED FUND
COMMON STOCKS - 64.9%
AEROSPACE & DEFENSE - 1.4%
  General Dynamics Corp.                                                                32          $3,404
  United Technologies Corp.                                                             18           1,850
                                                                                                     5,254
BANKS - 3.2%
  Bank of America Corp.                                                                121           5,345
  State Street Corp.                                                                    46           2,029
  Synovus Financial Corp.                                                               91           2,527
  Zions Bancorp.                                                                        29           2,015
                                                                                                    11,916
BEVERAGES - 1.2%
  Coca-Cola Co.                                                                         65           2,692
  Coca-Cola Enterprises Inc.                                                            90           1,847
                                                                                                     4,539
CHEMICALS - 2.4%
  EI Du Pont de Nemours & Co.                                                          124           6,344
  Rohm & Haas Co.                                                                       56           2,702
                                                                                                     9,046
COMPUTERS - 1.6%
  Hewlett-Packard Co.                                                                   11             235
  International Business Machines Corp.                                                 61           5,592
                                                                                                     5,827
COSMETICS & PERSONAL CARE - 1.3%
  Colgate-Palmolive Co.                                                                 37           1,941
  Proctor & Gamble Co.                                                                  56           2,952
                                                                                                     4,893
DIVERSIFIED FINANCIAL SERVICES - 4.6%
  Citigroup Inc.                                                                       161           7,244
  Franklin Resources Inc.                                                               14             968
  Freddie Mac                                                                           39           2,458
  JPMorgan Chase & Co.                                                                  64           2,197
  MBNA Corp.                                                                            78           1,925
  Merrill Lynch & Co. Inc.                                                              42           2,389
                                                                                                    17,181
ELECTRIC - 3.3%
  Dominion Resources Inc.                                                               19           1,392
  Exelon Corp.                                                                         102           4,690
  Pinnacle West Capital Corp.                                                           52           2,211
  PPL Corp.                                                                             36           1,933
  Progress Energy Inc. (l)                                                              51           2,118
                                                                                                    12,344
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
  Emerson Electric Co.                                                                  33           2,110


ENVIRONMENTAL CONTROL - 0.9%
  Waste Management Inc.                                                                122           3,511


FOOD - 0.7%
  General Mills Inc.                                                                    43           2,118
  Tyson Foods Inc. (l)                                                                  38             629
                                                                                                     2,747
FOREST PRODUCTS & PAPER - 2.2%
  International Paper Co.                                                               61           2,259
  Weyerhaeuser Co.                                                                      87           5,987
                                                                                                     8,246
HEALTHCARE - 0.4%
  Baxter International Inc.                                                             49           1,672


HOME FURNISHINGS - 0.9%
  SONY Corp. - ADR (l)                                                                  15             616
  Whirlpool Corp.                                                                       41           2,784
                                                                                                     3,400
HOUSEHOLD PRODUCTS - 1.5%
  Avery Dennison Corp.                                                                  43           2,675
  Kimberly-Clark Corp.                                                                  42           2,780
                                                                                                     5,455
INSURANCE - 3.7%
  ACE Ltd.                                                                              90           3,731
  American International Group Inc.                                                     52           2,870
  Hartford Financial Services Group Inc. (l)                                            71           4,833
  Marsh & McLennan Cos. Inc.                                                            43           1,311
  Prudential Financial Inc.                                                             20           1,119
                                                                                                    13,864
MACHINERY - 1.3%
  Caterpillar Inc.                                                                      23           2,103
  Deere & Co.                                                                           38           2,578
                                                                                                     4,681
MANUFACTURING - 1.8%
  General Electric Co.                                                                  95           3,408
  Parker-Hannifin Corp. (l)                                                             52           3,143
                                                                                                     6,551
MEDIA - 2.8%
  Comcast Corp - Class A (b)                                                            92           3,104
  Gannett Co. Inc.                                                                      34           2,720
  Time Warner Inc. (b)                                                                 159           2,797
  Viacom Inc. - Class B                                                                 47           1,644
                                                                                                    10,265
MINING - 2.3%
  Alcoa Inc.                                                                           110           3,355
  Cameco Corp. (l)                                                                      42           1,858
  Rio Tinto Plc                                                                         25           3,179
                                                                                                     8,392
OFFICE & BUSINESS EQUIPMENT - 0.6%
  Pitney Bowes Inc.                                                                     52           2,360


OIL & GAS PRODUCERS - 9.7%
  BP Plc - ADR                                                                          91           5,703
  Burlington Resources Inc.                                                             56           2,784
  ChevronTexaco Corp. (l)                                                              109           6,327
  Encana Corp.                                                                          83           5,842
  Exxon Mobil Corp.                                                                    174          10,388
  Total SA - ADR                                                                        44           5,146
                                                                                                    36,190
OIL & GAS SERVICES - 0.7%
  Schlumberger Ltd.                                                                     36           2,509


PHARMACEUTICALS - 4.6%
  Abbott Laboratories                                                                  114           5,319
  Eli Lilly & Co.                                                                       51           2,647
  Novartis AG - ADR                                                                     35           1,637
  Pfizer Inc.                                                                           68           1,776
  Schering-Plough Corp.                                                                187           3,387
  Wyeth                                                                                 57           2,413
                                                                                                    17,179
RETAIL - 2.3%
  Family Dollar Stores Inc.                                                             68           2,068
  McDonald's Corp.                                                                     118           3,687
  TJX Cos. Inc.                                                                         78           1,911
  Yum! Brands Inc.                                                                      14             748
                                                                                                     8,414
SEMICONDUCTORS - 0.7%
  Texas Instruments Inc.                                                               100           2,600


SOFTWARE - 0.8%
  Computer Associates International Inc.                                                 -               6
  Microsoft Corp.                                                                      120           2,900
                                                                                                     2,906
TELECOMMUNICATIONS - 2.8%
  SBC Communications Inc.                                                              164           3,890
  Sprint Corp.                                                                          74           1,677
  Verizon Communications Inc.                                                          132           4,693
                                                                                                    10,260
TOBACCO - 1.1%
  Altria Group Inc.                                                                     65           4,251


TRANSPORTATION - 2.8%
  Canadian Pacific Railway Ltd.                                                         23             838
  CSX Corp.                                                                             98           4,061
  Union Pacific Corp.                                                                   78           5,409
                                                                                                    10,308
WIRELESS TELECOMMUNICATIONS - 0.7%
  Motorola Inc.                                                                        179           2,682

  Total Common Stocks (cost $220,813)                                                              241,513
CORPORATE BONDS - 12.1%
AEROSPACE & DEFENSE - 0.0%
  Raytheon Co., 6.75%, 08/15/07                                                        146             154


ASSET BACKED SECURITIES - 4.3%
  Americredit Automobile Receivables Trust, 3.10%, 11/06/09                            500             495
  Bank of America Commercial Mortgage, 5.676%, 06/11/35                                500             515
  Bank of America Commercial Mortgage, 5.118%, 07/11/43                                750             759
  Bank of America First Union, 5.46%, 04/11/37 (g)                                     500             517
  Bank One Issuance Trust, 4.77%, 02/16/16                                             500             485
  BMW Vehicle Owners Trust, 3.52%, 10/25/10                                          1,000             984
  Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09                             480             472
  Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11                             500             499
  Commercial Mortgage Acceptance Corp., 7.63%, 06/15/31 (g)                            500             553
  CS First Boston Mortgage Securities Corp., 6.133%, 04/15/37                          500             533
  Discover Card Master Trust I, 3.45%, 04/16/09                                      1,000             989
  GE Capital Commercial Mortgage, 6.03%, 08/11/33 (g)                                  989           1,028
  Harley Davidson Motor Trust, 1.89%, 02/15/11                                         489             474
  JPMorgan Commercial Mortgage Finance Corp., 6.613%, 01/15/30                       1,000           1,048
  JPMorgan Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (g)                   1,000           1,059
  MBNA Credit Master Note Trust, 6.55%, 12/15/08                                       500             515
  MBNA Master Credit Card Trust, 6.65%, 08/15/11 (e)                                   500             531
  Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39                                560             595
  PNC Mortgage Acceptance Corp., 6.36%, 03/12/34                                     1,000           1,077
  Wells Fargo Mortgage Backed Securities, 4.50%, 03/25/35                              404             399
  Wells Fargo Mortgage Backed Secutities, 4.543%, 04/25/35                             450             446
  WFS Financial Owner Trust, 2.73%, 05/20/11                                           547             540
  World Omni Auto Receivables Trust, 2.20%, 01/15/08                                   500             494
                                                                                                    15,007
AUTO MANUFACTURERS - 0.3%
  DaimlerChrysler NA Holdings Inc., 4.75%, 01/15/08                                    500             498
  General Motors Acceptance Corp., 7.20%, 01/15/11 (l)                                 510             460
  Harley Davidson Motor Trust, 2.00%, 11/15/11                                         314             304
                                                                                                     1,262
BANKS - 0.9%
  Bank of America Corp., 7.40%, 01/15/11                                               750             846
  HSBC Holdings Plc, 7.35%, 11/27/32 (e)                                               500             607
  HSBC Holdings Plc, 5.875%, 11/01/34                                                  250             252
  US Bank NA, 4.95%, 10/30/14 (l)                                                      450             444
  Wachovia Corp., 3.625%, 02/17/09                                                     750             726
  Wachovia Corp., 5.25%, 08/01/14                                                      500             501
                                                                                                     3,376
BEVERAGES - 0.3%
  Diageo Capital Plc, 3.50%, 11/19/07 (l)                                            1,000             982


COMMERCIAL SERVICES - 0.3%
  Aramark Services Inc., 7.00%, 07/15/06                                             1,000           1,030


COMPUTERS - 0.1%
  Hewlett-Packard Co., 5.50%, 07/01/07                                                 500             513


COSMETICS & PERSONAL CARE - 0.1%
  Proctor & Gamble Co., 5.80%, 08/15/34                                                500             519


DIVERSIFIED FINANCIAL SERVICES - 2.3%
  Americredit Automobile Receivables Trust, 4.46%, 04/12/09                            568             570
  Boeing Capital Corp., 6.50%, 02/15/12                                                500             542
  Centex Home Equity, 4.72%, 10/25/31                                                  115             113
  CIT Group Inc., 7.375%, 04/02/07                                                     500             529
  Citigroup Inc., 3.50%, 02/01/08                                                      250             244
  Citigroup Inc., 6.00%, 02/21/12 (l)                                                  500             532
  Credit Suisse First Boston USA Inc., 4.875%, 01/15/15 (l)                            345             332
  General Electric Capital Corp., 5.875%, 02/15/12                                   1,000           1,056
  General Electric Capital Corp., 6.75%, 03/15/32                                      500             577
  GMAC Mortgage Corp. Loan Trust, 6.75%, 12/01/14 (l)                                  330             285
  Household Finance Corp., 6.375%, 11/27/12                                            500             541
  JPMorgan Chase & Co., 6.625%, 03/15/12                                               500             547
  JPMorgan Chase & Co., 5.125%, 09/15/14                                               500             492
  Morgan Stanley Capital I, 5.80%, 04/01/07                                            500             514
  Standard Credit Card Trust, 7.50%, 04/07/08                                        1,000           1,033
  Verizon Global Funding Corp., 7.75%, 12/01/30                                        500             604
                                                                                                     8,512
FOREST PRODUCTS & PAPER - 0.1%
  Weyerhaeuser Co., 7.125%, 07/15/23                                                   350             397


HOLDING COMPANIES - DIVERSIFIED - 0.1%
  Midland Realty Acceptance Corp., 7.636%, 01/25/29                                    500             525


INSURANCE - 1.6%
  Ace Capital Trust, 9.70%, 04/01/30                                                   525             718
  Ace Ina Holdings Inc., 5.875%, 06/15/14                                              600             611
  Asif Global Financing Corp., 4.90%, 01/17/13 (e) (l)                                 500             497
  AXA Financial Inc., 8.60%, 12/15/30                                                  775           1,017
  Berkshire Hathaway Inc., 4.85%, 01/15/15 (e)                                         670             656
  Hartford Life Inc., 7.375%, 03/01/31 (l)                                             700             839
  Liberty Mutual Sps, 7.875%, 10/15/26 (e)                                             475             546
  Marsh & McLennan Cos. Inc., 5.375%, 07/15/14                                         675             648
  MetLife Inc., 6.50%, 12/15/32                                                        350             382
                                                                                                     5,914
MEDIA - 0.3%
  Comcast Cable Communications, 7.125%, 06/15/13 (l)                                   500             556
  Comcast Corp., 5.85%, 01/15/10                                                       200             207
  Walt Disney Co., 5.375%, 06/01/07                                                    400             407
                                                                                                     1,170
METAL FABRICATION & HARDWARE - 0.1%
  Codelco Inc., 5.50%, 10/15/13 (e)                                                    500             505


OIL & GAS PRODUCERS - 0.1%
  ConocoPhillips, 3.625%, 10/15/07                                                     500             496


OIL & GAS SERVICES - 0.2%
  Valero Energy Corp., 6.875%, 04/15/12                                                675             749


RETAIL - 0.1%
  Target Corp., 5.375%, 06/15/09 (l)                                                   500             515


TELECOMMUNICATIONS - 0.9%
  AT&T Wireless Services Inc., 7.875%, 03/01/11                                        750             853
  COX Communications Inc., 5.45%, 12/15/14 (e)                                         500             487
  Deutsche Telekom International Finance, 8.75%, 06/15/30                              275             360
  Sprint Capital Corp., 6.125%, 11/15/08                                               125             131
  Sprint Capital Corp., 8.375%, 03/15/12                                               450             526
  Verizon Global Funding Corp., 6.125%, 06/15/07                                       500             519
  Vodafone Group Plc, 5.375%, 01/30/15                                                 500             506
                                                                                                     3,382
  Total Corporate Bonds (cost $45,491)                                                              45,007
GOVERNMENT SECURITIES - 20.2%
U.S. GOVERNMENT AGENCIES - 9.8%
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/17                                    364             376
  Federal Home Loan Mortgage Corp., 6.50%, 11/01/17                                    153             160
  Federal Home Loan Mortgage Corp., 4.50%, 05/01/18                                    222             218
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/18                                    323             323
  Federal Home Loan Mortgage Corp., 4.50%, 09/01/18                                    251             246
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                    344             337
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                    171             168
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/19                                    635             648
  Federal Home Loan Mortgage Corp., 4.50%, 03/01/19                                  1,645           1,612
  Federal Home Loan Mortgage Corp., 5.50%, 08/01/19                                    671             686
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/30                                    346             365
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/31                                    111             117
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                    115             121
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/32                                    342             360
  Federal Home Loan Mortgage Corp., 5.50%, 03/01/33                                  1,250           1,255
  Federal Home Loan Mortgage Corp., 4.50%, 06/01/33                                    227             216
  Federal Home Loan Mortgage Corp., 5.50%, 06/01/33                                    294             295
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33                                  1,432           1,405
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/33                                  1,896           1,942
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/34                                  1,471           1,440
  Federal Home Loan Mortgage Corp., 5.50%, 05/01/34                                    185             185
  Federal Home Loan Mortgage Corp., 5.00%, 09/01/34                                    560             549
  Federal Home Loan Mortgage Gold, 5.50%, 10/01/16                                     521             533
  Federal Home Loan Mortgage Gold, 5.00%, 01/01/18                                     173             173
  Federal Home Loan Mortgage Gold, 5.50%, 01/01/18                                       2               2
  Federal Home Loan Mortgage Gold, 6.50%, 09/01/33                                     186             193
  Federal National Mortgage Association, 6.00%, 09/01/17                                 -               -
  Federal National Mortgage Association, 5.00%, 10/01/17                               379             379
  Federal National Mortgage Association, 5.00%, 11/01/17                               172             172
  Federal National Mortgage Association, 6.00%, 01/01/18                                82              85
  Federal National Mortgage Association, 5.00%, 02/01/18                               751             751
  Federal National Mortgage Association, 4.50%, 07/01/18                             1,669           1,635
  Federal National Mortgage Association, 5.00%, 12/01/18                             1,080           1,080
  Federal National Mortgage Association, 6.50%, 08/01/28                                38              39
  Federal National Mortgage Association, 6.50%, 11/01/28                                79              83
  Federal National Mortgage Association, 6.50%, 12/01/28                                48              50
  Federal National Mortgage Association, 6.00%, 03/01/29                               422             433
  Federal National Mortgage Association, 7.50%, 09/01/29                               127             137
  Federal National Mortgage Association, 6.50%, 01/01/32                               705             734
  Federal National Mortgage Association, 6.50%, 07/01/32                               765             796
  Federal National Mortgage Association, 6.50%, 09/01/32                               179             186
  Federal National Mortgage Association, 6.50%, 09/01/32                               395             410
  Federal National Mortgage Association, 6.50%, 09/01/32                               349             363
  Federal National Mortgage Association, 6.00%, 10/01/32                               440             450
  Federal National Mortgage Association, 6.50%, 03/01/33                               359             373
  Federal National Mortgage Association, 5.00%, 09/01/33                             1,084           1,063
  Federal National Mortgage Association, 7.00%, 10/01/33                               985           1,038
  Federal National Mortgage Association, 4.50%, 11/01/33                               268             254
  Federal National Mortgage Association, 5.50%, 11/01/33                             2,002           2,006
  Federal National Mortgage Association, 4.50%, 12/01/33                               475             451
  Federal National Mortgage Association, 5.50%, 12/01/33                             1,110           1,113
  Federal National Mortgage Association, 6.00%, 12/01/33                               229             234
  Federal National Mortgage Association, 5.50%, 03/01/34                               696             697
  Federal National Mortgage Association, 5.50%, 04/01/34                             2,517           2,522
  Federal National Mortgage Association, 5.50%, 05/01/34                               233             234
  Federal National Mortgage Association, 5.00%, 04/01/18                               204             204
  Federal National Mortgage Association, 5.50%, 11/01/18                               226             231
  Federal National Mortgage Association, 6.00%, 06/01/34                               525             537
  Government National Mortgage Association, 6.50%, 04/15/26                            123             128
  Government National Mortgage Association, 7.00%, 06/15/28                             89              94
  Government National Mortgage Association, 7.50%, 04/15/29                             59              63
  Government National Mortgage Association, 7.00%, 07/15/29                             69              73
  Government National Mortgage Association, 5.50%, 11/15/32 (f)                        334             338
  Government National Mortgage Association, 6.00%, 11/15/32 (f)                        175             180
  Government National Mortgage Association, 6.00%, 03/15/33                            134             138
  Government National Mortgage Association, 5.50%, 05/15/33                            285             287
  Government National Mortgage Association, 5.50%, 05/20/33                            427             431
  Government National Mortgage Association, 5.00%, 06/20/33                            191             189
  Government National Mortgage Association, 5.00%, 10/15/33                            462             456
  Government National Mortgage Association, 6.00%, 10/20/33                            446             459
  Government National Mortgage Association, 6.00%, 04/15/34                            231             238
  Government National Mortgage Association, TBA (c)                                    387             398
                                                                                                    36,137
U.S. TREASURY SECURITIES - 10.4%
  U.S. Treasury Bond, 5.375%, 02/15/31 (l) (m)                                       6,575           7,166
  U.S. Treasury Note, 1.50%, 03/31/06 (l)                                           14,850          14,569
  U.S. Treasury Note, 2.375%, 08/15/06 (l)                                           9,117           8,964
  U.S. Treasury Note, 2.25%, 02/15/07 (l)                                            2,000           1,946
  U.S. Treasury Note, 3.50%, 12/15/09 (l)                                            6,375           6,193
                                                                                                    38,838

  Total Government Securities (cost $75,385)                                                        74,975
SHORT TERM INVESTMENTS - 18.8%
MONEY MARKET FUNDS - 2.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       9,445           9,445

SECURITIES LENDING COLLATERAL - 16.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                60,489          60,489

  Total Short Term Investments (cost $69,934)                                                       69,934
TOTAL INVESTMENTS - 116.0% (COST $411,623)                                                         431,429
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (16.0)%                                                       (59,554)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $371,875
-----------------------

JNL/SELECT GLOBAL GROWTH FUND
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 2.0%
  European Aeronautic Defense and Space Co.                                            124          $3,703


AIRLINES - 0.4%
  Ryanair Holdings Plc                                                                  16             683


BANKS - 9.2%
  Banca Intesa SpA                                                                     135             688
  Banco Bilbao Vizcaya Argentaria SA                                                   110           1,790
  Bank of Yokohama Ltd.                                                                302           1,847
  Bayerische Hypo-und Vereinsbank AG (b)                                               150           3,688
  Credit Suisse Group (b)                                                               61           2,649
  Mitsubishi Tokyo Financial Group Inc.                                                  -           1,713
  Royal Bank Of Scotland Group Plc                                                      29             929
  UBS AG                                                                                39           3,292
                                                                                                    16,596
BEVERAGES - 0.9%
  Pernod-Ricard                                                                         12           1,641


CHEMICALS - 2.1%
  EI Du Pont de Nemours & Co.                                                           73           3,761


COMMERCIAL SERVICES - 2.1%
  Adecco SA                                                                             16             884
  Capita Group Plc                                                                     411           2,923
                                                                                                     3,807
COMPUTERS - 1.3%
  Dell Inc. (b)                                                                         59           2,263


COSMETICS & PERSONAL CARE - 0.8%
  Proctor & Gamble Co.                                                                  28           1,473


DISTRIBUTION & WHOLESALE - 1.8%
  Esprit Holdings Ltd.                                                                 474           3,233


DIVERSIFIED FINANCIAL SERVICES - 4.2%
  Citigroup Inc.                                                                        15             683
  Goldman Sachs Group Inc.                                                              20           2,222
  Lehman Brothers Holdings Inc.                                                         26           2,458
  Morgan Stanley                                                                         9             532
  Takefuji Corp.                                                                        24           1,648
                                                                                                     7,543
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
  Samsung Electronics Co. Ltd.                                                           2             886


ELECTRONICS - 3.7%
  AU Optronics Corp. (l)                                                               254           3,719
  LG Philips LCD Co. Ltd.                                                               47           2,036
  Nippon Electric Glass Co. Ltd.                                                        64             924
                                                                                                     6,679
ENTERTAINMENT - 2.8%
  EMI Group Plc                                                                      1,122           5,008


FOOD - 6.0%
  Ahold Koninklijke NV (b)                                                             655           5,502
  Groupe Danone                                                                         33           3,338
  Royal Numico NV (b)                                                                   48           1,972
                                                                                                    10,812
HEALTHCARE - 3.1%
  Aetna Inc.                                                                            31           2,301
  Baxter International Inc.                                                             68           2,324
  Terumo Corp.                                                                          30             909
                                                                                                     5,534
INSURANCE - 1.6%
  AXA SA                                                                                75           1,997
  Zurich Financial Services AG (b)                                                       5             859
                                                                                                     2,856
INTERNET - 1.1%
  Yahoo! Inc. (b)                                                                       60           2,041


LODGING - 0.7%
  Starwood Hotels & Resorts Worldwide Inc.                                              22           1,345


MANUFACTURING - 1.1%
  Fuji Photo Film Co. Ltd.                                                              40           1,459
  Ingersoll-Rand Co. - Class A                                                           8             605
                                                                                                     2,064
MEDIA - 7.7%
  Comcast Corp - Special Class A (b) (l)                                               124           4,155
  Grupo Televisa SA - ADR                                                               32           1,852
  Mediaset SpA                                                                         122           1,756
  Sirius Satellite Radio Inc. (b) (l)                                                  525           2,953
  Vivendi Universal SA (b)                                                             102           3,142
                                                                                                    13,858
MINING - 2.3%
  BHP Billiton Plc                                                                      56             750
  Inco Ltd. (b)                                                                         86           3,431
                                                                                                     4,181
OIL & GAS PRODUCERS - 7.6%
  CNOOC Ltd.                                                                         1,705             918
  ConocoPhillips                                                                        26           2,771
  ENI SpA                                                                               66           1,717
  Exxon Mobil Corp.                                                                     53           3,171
  Gazprom Inc. (e)                                                                      20             677
  Petro-Canada                                                                          27           1,539
  Talisman Energy Inc.                                                                  28             964
  Transocean Inc. (b)                                                                   38           1,930
                                                                                                    13,687
PHARMACEUTICALS - 9.4%
  Abbott Laboratories                                                                   60           2,811
  AstraZeneca Plc                                                                      111           4,361
  Eisai Co. Ltd.                                                                        56           1,892
  Gilead Sciences Inc.                                                                  23             827
  IVAX Corp. (b)                                                                       140           2,777
  Roche Holding AG                                                                      19           2,057
  Schering-Plough Corp.                                                                120           2,180
                                                                                                    16,905
RETAIL - 6.7%
  Carphone Warehouse Group                                                             962           2,944
  CVS Corp.                                                                             24           1,252
  Gus Plc                                                                              187           3,224
  Office Depot Inc.                                                                     60           1,324
  Yum! Brands Inc.                                                                      63           3,250
                                                                                                    11,994
SEMICONDUCTORS - 1.6%
  ASML Holding NV - NYS (b)                                                            102           1,714
  Texas Instruments Inc.                                                                48           1,229
                                                                                                     2,943
SOFTWARE - 4.7%
  Electronic Arts Inc.                                                                  28           1,424
  Infosys Technologies Ltd. - ADR (l)                                                   30           2,212
  Microsoft Corp.                                                                       55           1,339
  Pixar Inc. (b)                                                                        35           3,434
                                                                                                     8,409
TELECOMMUNICATIONS - 0.7%
  SES Global Inc.                                                                      101           1,293


TELECOMMUNICATIONS EQUIPMENT - 3.1%
  Cisco Systems Inc. (b)                                                               191           3,422
  Corning Inc. (b)                                                                     200           2,230
                                                                                                     5,652
TOBACCO - 4.3%
  Altria Group Inc.                                                                     94           6,173
  Japan Tobacco Inc.                                                                     -           1,491
                                                                                                     7,664
TRANSPORTATION - 1.2%
  Canadian National Railway Co.                                                         18           1,139
  Canadian Pacific Railway Ltd.                                                         27             976
                                                                                                     2,115
WIRELESS TELECOMMUNICATIONS - 4.6%
  Nokia OYJ. - Class A - ADR                                                           204           3,152
  Telefonaktiebolaget LM Ericsson - Class B                                            629           1,777
  Vodafone Airtouch Plc                                                              1,276           3,388
                                                                                                     8,317

  Total Common Stocks (cost $175,440)                                                              178,946

SHORT TERM INVESTMENTS - 12.2%
SECURITIES LENDING COLLATERAL - 12.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                21,947          21,947

  Total Short Term Investments (cost $21,947)                                                       21,947
TOTAL INVESTMENTS - 111.5% (COST $197,387)                                                         200,893
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (11.5)%                                                       (20,619)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $180,274
-----------------------

JNL/SELECT LARGE CAP GROWTH FUND
COMMON STOCKS - 96.5%
ADVERTISING - 1.8%
  Omnicom Group Inc.                                                                    50          $4,461


AEROSPACE & DEFENSE - 2.6%
  Boeing Co.                                                                            41           2,421
  General Dynamics Corp.                                                                36           3,899
                                                                                                     6,320
APPAREL - 1.0%
  Coach Inc. (b)                                                                        45           2,543


AUTO PARTS & EQUIPMENT - 0.9%
  Johnson Controls Inc.                                                                 40           2,221


BIOTECHNOLOGY - 0.9%
  Genzyme Corp.                                                                         37           2,137


COMMERCIAL SERVICES - 7.1%
  Accenture Ltd. (b)                                                                    97           2,349
  Apollo Group Inc. - Class A (b)                                                      165          12,255
  Moody's Corp. (l)                                                                     33           2,645
                                                                                                    17,249
COMPUTERS - 8.5%
  Dell Inc. (b)                                                                        260           9,971
  Lexmark International Inc. (b)                                                        74           5,933
  Research In Motion Ltd. (b)                                                           63           4,785
                                                                                                    20,689
DISTRIBUTION & WHOLESALE - 2.7%
  CDW Corp. (l)                                                                        115           6,537


DIVERSIFIED FINANCIAL SERVICES - 6.5%
  Capital One Financial Corp. (l)                                                       53           3,939
  Countrywide Financial Corp.                                                          357          11,587
                                                                                                    15,526
HEALTHCARE - 6.7%
  Aetna Inc.                                                                            63           4,688
  Medtronic Inc.                                                                       173           8,828
  WellPoint Inc. (b)                                                                    21           2,674
                                                                                                    16,190
HOME BUILDERS - 1.0%
  Lennar Corp. (l)                                                                      44           2,476


INSURANCE - 1.2%
  Progressive Corp.                                                                     31           2,805


INTERNET - 9.5%
  eBay Inc. (b)                                                                        192           7,157
  Google Inc. (b) (l)                                                                   30           5,339
  Yahoo! Inc. (b)                                                                      312          10,567
                                                                                                    23,063
LODGING - 1.0%
  Starwood Hotels & Resorts Worldwide Inc.                                              38           2,305


MANUFACTURING - 5.3%
  Danaher Corp. (l)                                                                     81           4,319
  General Electric Co.                                                                 234           8,432
                                                                                                    12,751
MEDIA - 4.4%
  Comcast Corp - Special Class A (b) (l)                                                97           3,233
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                   234           7,364
                                                                                                    10,597
OIL & GAS PRODUCERS - 3.4%
  Petro-Canada                                                                         104           6,037
  Petroleo Basileiro SA - ADR                                                           50           2,229
                                                                                                     8,266
OIL & GAS SERVICES - 1.0%
  Halliburton Co.                                                                       58           2,503


PHARMACEUTICALS - 14.0%
  Abbott Laboratories                                                                  129           6,030
  AstraZeneca Plc - ADR                                                                263          10,411
  Eli Lilly & Co.                                                                       69           3,593
  Forest Laboratories Inc.                                                              84           3,086
  Gilead Sciences Inc.                                                                  82           2,927
  Sanofi-Aventis                                                                        69           2,900
  Schering-Plough Corp.                                                                270           4,895
                                                                                                    33,842
RETAIL - 2.2%
  Abercrombie & Fitch Co. - Class A                                                     32           1,813
  Petsmart Inc.                                                                        126           3,635
                                                                                                     5,448
SAVINGS & LOANS - 1.1%
  Golden West Financial Corp.                                                           43           2,577


SOFTWARE - 10.2%
  Electronic Arts Inc.                                                                 212          10,967
  First Data Corp.                                                                      88           3,457
  Microsoft Corp.                                                                      231           5,584
  Pixar (b)                                                                             49           4,798
                                                                                                    24,806
TELECOMMUNICATIONS EQUIPMENT - 2.6%
  Cisco Systems Inc. (b)                                                               354           6,333


WIRELESS TELECOMMUNICATIONS - 0.9%
  America Movil SA de CV - Series L                                                     43           2,238

  Total Common Stocks (cost $233,059)                                                              233,883
SHORT TERM INVESTMENTS - 11.2%
MONEY MARKET FUNDS - 1.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       3,631           3,631

SECURITIES LENDING COLLATERAL - 9.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                23,423          23,423

  Total Short Term Investments (cost $27,054)                                                       27,054
TOTAL INVESTMENTS - 107.7% (COST $260,113)                                                         260,937
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (7.7)%                                                        (18,460)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $242,477
-----------------------

JNL/SELECT MONEY MARKET FUND
CORPORATE BONDS - 5.1%
 ASSET BACKED SECURITIES - 2.5%
  GE Commercial Equipment Financing LLC, 2.81%, 11/20/05 (g)                         1,565          $1,565
  GE Commercial Equipment Financing LLC, 2.589%, 12/22/05 (e) (g)                      933             933
  Lothian Mortgages Plc, 2.84%, 01/24/06 (e)                                         2,600           2,600
  Permanent Financing Plc, 2.87%, 03/10/06                                           1,540           1,540
                                                                                                     6,638
BANKS - 2.6%
  Credit Suisse Group, 2.968%, 12/08/05                                              3,500           3,501
  US Bancorp., 3.17%, 09/16/05                                                       3,500           3,503
                                                                                                     7,003
  Total Corporate Bonds (cost $13,641)                                                              13,641
GOVERNMENT SECURITIES - 8.2%
U.S. GOVERNMENT AGENCIES - 8.2%
  Federal Home Loan Mortgage Corp., 2.60%, 05/03/05                                 10,090          10,067
  Federal Home Loan Mortgage Corp., 2.66%, 05/03/05                                    585             584
  Federal National Mortgage Association, 2.62%, 05/04/05                             4,395           4,384
  Federal National Mortgage Association, 7.00%, 07/15/05                             7,000           7,084

  Total Government Securities (cost $22,119)                                                        22,119
SHORT TERM INVESTMENTS - 26.3%
CERTIFICATES OF DEPOSIT - 9.9%
  American Express Bank, 2.81%, 02/28/06                                             2,500           2,500
  American Express Bank, 0.00%, 04/05/05                                             5,000           5,000
  Depfa Bank Plc, 2.58%, 04/14/05                                                    5,000           5,000
  Wells Fargo, 2.58%, 04/01/05                                                       5,500           5,500
  Westdeutsche Landsbnk, 3.00%, 06/27/05                                             5,000           5,000
  Wilmington Trust Corp., 2.69%, 06/01/05                                            3,600           3,600
                                                                                                    26,600
INSURANCE - 2.2%
  MetLife Inc. Discount Note, 2.822%, 05/11/05                                       6,000           6,000

MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                           5               5


U.S. GOVERNMENT AGENCIES - 14.2%
  Federal Home Loan Bank Discount Note, 2.55%, 04/20/05                             10,000           9,987
  Federal Home Loan Mortgage Corp. Discount Note, 2.515%, 04/12/05                   5,180           5,176
  Federal Home Loan Mortgage Corp. Discount Note, 2.52%, 04/12/05                    4,240           4,237
  Federal Home Loan Mortgage Corp. Discount Note, 2.68%, 04/29/05                      115             115
  Federal National Mortgage Association, 2.52%, 04/13/05                               840             839
  Federal National Mortgage Association Discount Note, 2.53%, 04/13/05               9,640           9,632
  Federal National Mortgage Association Discount Note, 2.56%, 04/20/05               5,575           5,567
  Federal National Mortgage Association Discount Note, 2.82%, 06/14/05               2,720           2,704
                                                                                                    38,257
  Total Short Term Investments (cost $70,862)                                                       70,862
COMMERCIAL PAPER - 60.3%
BEVERAGES - 0.9%
  Coca-Cola Enterprises Inc., 2.73%, 04/01/05                                        2,315           2,315


DIVERSIFIED FINANCIAL SERVICES - 57.9%
  Anheuser-Busch Cos. Inc., 2.80%, 06/02/05                                          1,240           1,234
  Bank of America Corp., 2.61%, 04/20/05                                             4,500           4,494
  Cafco LLC, 2.60%, 04/07/05                                                         3,175           3,174
  Chariot Funding LLC, 2.76%, 04/11/05                                               4,500           4,497
  Ciesco LLC, 2.58%, 04/07/05                                                        4,800           4,798
  CRC Funding, 2.88%, 05/20/05                                                       5,000           4,980
  Danske Corp., 2.56%, 04/05/05                                                        660             660
  Danske Corp., 2.88%, 05/23/05                                                      5,600           5,577
  Eureka Securities Plc, 2.75%, 04/27/05                                             4,700           4,691
  Fortune Brands Inc., 2.64%, 04/27/05                                               6,000           5,989
  Galaxy Funding Corp., 2.65%, 04/05/05                                              4,000           3,999
  General Electric Capital Corp., 2.64%, 04/19/05                                      815             814
  GlaxoSmithKline Finance Plc, 2.84%, 06/03/05                                       6,000           5,970
  Goldman Sachs Group Inc., 2.78%, 05/10/05                                          3,280           3,270
  International Lease Finance Corp., 2.56%, 04/14/05                                 5,000           4,995
  Jupiter Securities Corp., 2.75%, 04/15/05                                          4,800           4,795
  MetLife Funding Inc., 2.70%, 05/20/05                                              5,000           4,982
  Mont Blanc Capital, 2.72%, 05/13/05                                                4,500           4,486
  Morgan Stanley Capital I, 2.79%, 04/20/05                                          5,000           4,993
  Nationwide Building, 2.81%, 05/10/05                                               5,000           4,985
  Nestle Capital, 2.635%, 05/05/05                                                   4,470           4,459
  New York Times Co., 2.94%, 06/02/05                                                6,000           5,970
  Park Avenue, 2.75%, 04/15/05                                                       4,500           4,495
  Pfizer Inc., 2.75%, 04/25/05                                                       6,200           6,189
  Pitney Bowes Inc., 2.73%, 04/04/05                                                 6,300           6,299
  Prefco, 2.83%, 05/11/05                                                            4,800           4,785
  Proctor & Gamble Co., 2.62%, 04/27/05                                              4,500           4,491
  Quebec Province Co., 2.68%, 04/11/05                                               3,370           3,367
  Quebec Province Co., 2.75%, 04/19/05                                               3,000           2,996
  Shell Finance, 2.94%, 06/14/05                                                     5,845           5,810
  Societe Generale, 2.52%, 04/05/05                                                  2,600           2,599
  Total Capital Cp, 2.82%, 04/01/05                                                  2,830           2,830
  Westpac Capital Corp., 2.63%, 04/25/05                                             4,580           4,571
  Windmill Funding Co., 2.78%, 05/18/05                                              4,500           4,483
  Yale University, 2.67%, 04/07/05                                                   4,800           4,797
  Yorktown Capital, 2.80%, 04/20/05                                                  4,800           4,792
                                                                                                   156,316
RETAIL - 1.5%
  Wal-Mart Stores Inc., 2.76%, 05/03/05                                              4,000           3,990

  Total Commercial Paper (cost $162,621)                                                           162,621
TOTAL INVESTMENTS - 99.9% (COST $269,243)                                                          269,243
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                               375
----------------------------------------

TOTAL NET ASSETS - 100%                                                                           $269,618
-----------------------

JNL/SELECT VALUE FUND
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 1.5%
  General Dynamics Corp.                                                                25          $2,698


AIRLINES - 1.4%
  Southwest Airlines Co.                                                               176           2,512


APPAREL - 1.3%
  Nike Inc. - Class B                                                                   29           2,408

AUTO PARTS & EQUIPMENT - 0.5%
  Lear Corp.                                                                            21             945


BANKS - 9.8%
  Bank of America Corp.                                                                176           7,744
  National City Corp.                                                                  111           3,702
  PNC Financial Services Group Inc.                                                     27           1,395
  Suntrust Banks Inc.                                                                   25           1,809
  Wells Fargo & Co.                                                                     44           2,625
                                                                                                    17,275
BEVERAGES - 1.7%
  PepsiCo Inc.                                                                          58           3,076


CHEMICALS - 3.5%
  Dow Chemical Co.                                                                      39           1,929
  EI Du Pont de Nemours & Co.                                                           76           3,869
  Huntsman Corp.                                                                        19             441
                                                                                                     6,239
COMMERCIAL SERVICES - 0.5%
  Manpower Inc.                                                                         21             892


DIVERSIFIED FINANCIAL SERVICES - 8.9%
  Citigroup Inc.                                                                       171           7,671
  Goldman Sachs Group Inc.                                                              36           3,949
  JPMorgan Chase & Co.                                                                  75           2,578
  Morgan Stanley                                                                        31           1,786
                                                                                                    15,984
ELECTRIC - 8.0%
  Dominion Resources Inc.                                                               37           2,724
  Entergy Corp.                                                                         35           2,452
  Exelon Corp.                                                                          98           4,502
  PPL Corp.                                                                             29           1,555
  SCANA Corp. (l)                                                                       36           1,361
  TXU Corp.                                                                             22           1,760
                                                                                                    14,354
ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
  Emerson Electric Co.                                                                  50           3,240


FOOD - 1.6%
  Kellogg Co.                                                                           67           2,890


HEALTHCARE - 4.5%
  Baxter International Inc.                                                             75           2,555
  Beckman Coulter Inc.                                                                  24           1,568
  WellPoint Inc. (b)                                                                    32           4,011
                                                                                                     8,134
HOUSEHOLD PRODUCTS - 1.2%
  Kimberly-Clark Corp.                                                                  32           2,077


INSURANCE - 2.8%
  ACE Ltd.                                                                              41           1,684
  Chubb Corp.                                                                           21           1,649
  The Principal Financial Group                                                         45           1,721
                                                                                                     5,054
 MACHINERY - 4.6%
  Caterpillar Inc.                                                                      67           6,108
  Rockwell Automation Inc.                                                              38           2,147
                                                                                                     8,255
MANUFACTURING - 2.4%
  Illinois Tool Works Inc.                                                              19           1,665
  Parker-Hannifin Corp.                                                                 15             914
  Tyco International Ltd.                                                               49           1,670
                                                                                                     4,249
MEDIA - 3.2%
  Comcast Corp - Class A (b)                                                           103           3,489
  Time Warner Inc. (b)                                                                 128           2,239
                                                                                                     5,728
METAL FABRICATION & HARDWARE - 1.1%
  Precision Castparts Corp.                                                             26           2,033


MINING - 2.4%
  Alcoa Inc.                                                                           143           4,346


OIL & GAS PRODUCERS - 11.8%
  ConocoPhillips                                                                        43           4,626
  Exxon Mobil Corp.                                                                    155           9,220
  GlobalSantaFe Corp.                                                                  115           4,274
  Shell Transport & Trading Co. Plc                                                     56           3,017
                                                                                                    21,137
PHARMACEUTICALS - 4.8%
  Pfizer Inc.                                                                          123           3,234
  Watson Pharmaceuticals Inc. (b)                                                       67           2,056
  Wyeth                                                                                 80           3,387
                                                                                                     8,677
RETAIL - 5.7%
  CVS Corp.                                                                             80           4,210
  Dollar General Corp.                                                                  94           2,049
  McDonald's Corp.                                                                      70           2,174
  Wendy's International Inc.                                                            48           1,878
                                                                                                    10,311
SAVINGS & LOANS - 1.5%
  Golden West Financial Corp.                                                           30           1,797
  Washington Mutual Inc.                                                                21             833
                                                                                                     2,630
SEMICONDUCTORS - 3.7%
  Applied Materials Inc.                                                                88           1,428
  Intel Corp.                                                                           85           1,970
  Lam Research Corp. (b) (l)                                                            49           1,400
  Teradyne Inc. (b)                                                                    124           1,816
                                                                                                     6,614
TELECOMMUNICATIONS - 3.7%
  BellSouth Corp.                                                                       83           2,177
  SBC Communications Inc.                                                               87           2,068
  Sprint Corp. (l)                                                                     103           2,348
                                                                                                     6,593
TELECOMMUNICATIONS EQUIPMENT - 0.9%
  Scientific-Atlanta Inc.                                                               55           1,554

TRANSPORTATION - 1.9%
  CSX Corp.                                                                             83           3,473


WIRELESS TELECOMMUNICATIONS - 1.0%
  Nokia OYJ. - Class A - ADR                                                           113           1,744

  Total Common Stocks (cost $163,833)                                                              175,122
SHORT TERM INVESTMENTS - 7.3%
MONEY MARKET FUNDS - 6.2%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       8,503           8,503
  Dreyfus Government Cash Management Fund, 2.56% (a)                                 2,639           2,639
                                                                                                    11,142
SECURITIES LENDING COLLATERAL - 1.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                 1,906           1,906

  Total Short Term Investments (cost $13,048)                                                       13,048
TOTAL INVESTMENTS - 105.0% (COST $176,881)                                                         188,170
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (5.0%)                                                        (8,826)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $179,344
-----------------------

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
COMMON STOCKS - 97.0%
APPAREL - 0.3%
  Hermes International                                                                   9          $1,817


BANKS - 5.7%
  Anglo Irish Bank Corp. Plc                                                           118           2,957
  Credit Suisse Group (b)                                                               60           2,589
  Mellon Financial Corp.                                                               101           2,883
  Northern Trust Corp.                                                                  84           3,666
  State Street Corp.                                                                   235          10,265
  UBS AG                                                                                96           8,101
  US Bancorp.                                                                          166           4,793
                                                                                                    35,254
BEVERAGES - 0.9%
  Coca-Cola Co.                                                                         74           3,092
  PepsiCo Inc.                                                                          47           2,514
                                                                                                     5,606
BIOTECHNOLOGY - 1.9%
  Amgen Inc. (b)                                                                       131           7,649
  Biogen Idec Inc. (b) (l)                                                              31           1,053
  Genentech Inc. (b)                                                                    57           3,198
                                                                                                    11,900
COMMERCIAL SERVICES - 3.5%
  Accenture Ltd. (b)                                                                   356           8,597
  Apollo Group Inc. - Class A (b)                                                       90           6,673
  Cendant Corp. (l)                                                                    322           6,608
                                                                                                    21,878
COMPUTERS - 4.1%
  Affiliated Computer Services - Class A (b) (l)                                       150           7,997
  Dell Inc. (b)                                                                        280          10,769
  EMC Corp. (b)                                                                        259           3,196
  Research In Motion Ltd. (b)                                                           42           3,225
                                                                                                    25,187
COSMETICS & PERSONAL CARE - 0.7%
  Gillette Co.                                                                          85           4,276

DIVERSIFIED FINANCIAL SERVICES - 8.1%
  American Express Co                                                                  132           6,791
  Ameritrade Holding Corp. (b) (l)                                                     327           3,339
  Charles Schwab Corp.                                                                 284           2,982
  Citigroup Inc.                                                                       448          20,122
  Countrywide Financial Corp.                                                           46           1,493
  Goldman Sachs Group Inc.                                                              28           3,069
  Merrill Lynch & Co. Inc.                                                             103           5,847
  SLM Corp. (l)                                                                        110           5,497
                                                                                                    49,140
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
  Samsung Electronics Co. Ltd.                                                           9           4,202


ENTERTAINMENT - 0.9%
  International Game Technology                                                        201           5,345


FOOD - 1.0%
  Compass Group Plc                                                                    334           1,522
  Sysco Corp.                                                                          134           4,786
                                                                                                     6,308
HEALTHCARE - 7.5%
  Biomet Inc.                                                                           86           3,107
  Johnson & Johnson                                                                     97           6,515
  Medtronic Inc.                                                                       118           6,012
  Stryker Corp.                                                                         70           3,132
  UnitedHealth Group Inc.                                                              176          16,796
  WellPoint Inc. (b)                                                                    88          11,018
                                                                                                    46,580
INSURANCE - 4.4%
  ACE Ltd.                                                                              71           2,918
  American International Group Inc.                                                    260          14,390
  Genworth Financial Inc.                                                               62           1,712
  Hartford Financial Services Group Inc.                                                97           6,616
  Marsh & McLennan Cos. Inc.                                                            61           1,856
                                                                                                    27,492
INTERNET - 2.9%
  eBay Inc. (b)                                                                         80           2,973
  Google Inc. (b)                                                                       11           1,913
  IAC Interactivecorp. (b) (l)                                                         148           3,298
  Symantec Corp.                                                                       133           2,833
  Yahoo! Inc. (b)                                                                      199           6,753
                                                                                                    17,770
IRON & STEEL - 0.2%
  Nucor Corp.                                                                           18           1,059


LEISURE TIME - 1.6%
  Carnival Corp. (l)                                                                   150           7,761
  Harley Davidson Inc.                                                                  38           2,206
                                                                                                     9,967
LODGING - 0.2%
  MGM Mirage (b)                                                                        20           1,401


MACHINERY - 0.8%
  Deere & Co.                                                                           76           5,081


MANUFACTURING - 6.0%
  Danaher Corp. (l)                                                                    186           9,924
  General Electric Co.                                                                 462          16,649
  Tyco International Ltd.                                                              314          10,617
                                                                                                    37,190
MEDIA - 7.5%
  Comcast Corp - Special Class A (b) (l)                                               245           8,196
  Echostar Communications Corp.                                                        111           3,253
  EW Scripps Co.                                                                        68           3,310
  Liberty Media Corp. - Class A (b)                                                    918           9,522
  News Corp. Inc. (l)                                                                  458           7,746
  Time Warner Inc. (b)                                                                 361           6,341
  Univision Communications Inc. - Class A (b)                                          143           3,971
  Viacom Inc. - Class B                                                                124           4,334
                                                                                                    46,673
MINING - 1.7%
  BHP Billiton Ltd.                                                                    429           5,930
  Rio Tinto Plc                                                                        149           4,804
                                                                                                    10,734
OIL & GAS PRODUCERS - 2.2%
  ChevronTexaco Corp.                                                                  104           6,064
  Exxon Mobil Corp.                                                                    130           7,731
                                                                                                    13,795
OIL & GAS SERVICES - 2.3%
  Baker Hughes Inc.                                                                    154           6,851
  Schlumberger Ltd.                                                                    106           7,464
                                                                                                    14,315
PHARMACEUTICALS - 2.9%
  Elan Corp. Plc - ADR (b) (l)                                                          67             216
  Forest Laboratories Inc.                                                              21             787
  Gilead Sciences Inc.                                                                 146           5,220
  Pfizer Inc.                                                                          180           4,719
  Teva Pharmaceutical Industries Ltd. - ADR                                            110           3,407
  Wyeth                                                                                 86           3,619
                                                                                                    17,968
RETAIL - 9.4%
  Best Buy Co. Inc.                                                                    107           5,755
  Family Dollar Stores Inc.                                                             82           2,477
  Home Depot Inc.                                                                      157           5,998
  Inditex SA                                                                           110           3,301
  Kingfisher Plc                                                                       266           1,450
  Kohl's Corp. (b)                                                                     120           6,211
  Petsmart Inc. (l)                                                                    110           3,160
  Target Corp.                                                                         168           8,378
  Walgreen Co.                                                                         124           5,504
  Wal-Mart de Mexico SA de CV                                                          210             737
  Wal-Mart de Mexico SA de CV - ADR                                                     42           1,486
  Wal-Mart Stores Inc.                                                                 279          13,966
                                                                                                    58,423
SEMICONDUCTORS - 4.7%
  Analog Devices Inc.                                                                  168           6,057
  ASML Holding NV (b)                                                                  191           3,228
  Intel Corp.                                                                          431          10,001
  Maxim Integrated Products                                                             81           3,302
  Texas Instruments Inc.                                                                75           1,909
  Xilinx Inc.                                                                          154           4,496
                                                                                                    28,993
SOFTWARE - 7.7%
  Adobe Systems Inc.                                                                    39           2,593
  Automatic Data Processing Inc.                                                        94           4,212
  First Data Corp.                                                                     121           4,760
  Fiserv Inc. (b)                                                                      123           4,879
  Intuit Inc. (b)                                                                       75           3,300
  Mercury Interactive Corp. (b) (l)                                                     54           2,559
  Microsoft Corp.                                                                      767          18,541
  Oracle Corp. (b)                                                                     416           5,197
  Red Hat Inc. (b) (l)                                                                 152           1,654
                                                                                                    47,695
TELECOMMUNICATIONS - 1.1%
  Sprint Corp.                                                                         192           4,375
  Telus Corp.                                                                           81           2,542
                                                                                                     6,917
TELECOMMUNICATIONS EQUIPMENT - 2.0%
  Cisco Systems Inc. (b)                                                               191           3,415
  Corning Inc. (b)                                                                     633           7,042
  Juniper Networks Inc. (b) (l)                                                         98           2,160
                                                                                                    12,617
TRANSPORTATION - 0.5%
  United Parcel Service Inc.                                                            45           3,236


WIRELESS TELECOMMUNICATIONS - 3.6%
  America Movil SA de CV - Series L                                                     63           3,261
  Crown Castle International Corp.                                                     204           3,270
  Nextel Communications Inc. (b)                                                       160           4,559
  Nokia OYJ                                                                            177           2,750
  Qualcomm Inc.                                                                         86           3,156
  Vodafone Airtouch Plc                                                              1,354           3,595
  Vodafone Group Plc - ADR                                                              69           1,835
                                                                                                    22,426
  Total Common Stocks (cost $549,192)                                                              601,245
SHORT TERM INVESTMENTS - 16.0%
MONEY MARKET FUNDS - 4.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       1,460           1,460
  T.Rowe Price Reserves Investment Fund, 2.775% (a) (n)                             26,331          26,330
                                                                                                    27,790
SECURITIES LENDING COLLATERAL - 11.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                71,880          71,880

  Total Short Term Investments (cost $99,670)                                                       99,670
TOTAL INVESTMENTS - 116.0% (COST $676,652)                                                         700,915
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (16.0%)                                                      (81,001)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $619,914
-----------------------

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
COMMON STOCKS - 95.2%
ADVERTISING - 0.7%
  Catalina Marketing Corp.                                                              76          $1,968
  Getty Images Inc. (b)                                                                 21           1,465
  Harte-Hanks Inc.                                                                       1              33
  Lamar Advertising Co. (b)                                                              2              73
  Omnicom Group Inc.                                                                     2             159
  WPP Group Plc                                                                          2             102
                                                                                                     3,800
AEROSPACE & DEFENSE - 3.4%
  Alliant Techsystems Inc. (b)                                                          87           6,216
  Empresa Brasileira de Aeronautica SA - ADR (l)                                         3              81
  Goodrich Corp.                                                                        65           2,489
  Rockwell Collins Inc.                                                                172           8,190
                                                                                                    16,976
AGRICULTURE - 0.0%
  Delta & Pine Land Co                                                                   2              51
  Monsanto Co.                                                                           1              65
                                                                                                       116
AIRLINES - 1.3%
  JetBlue Airways Corp. (b) (l)                                                        118           2,247
  Skywest Inc.                                                                           4              65
  Southwest Airlines Co.                                                               237           3,376
                                                                                                     5,688
APPAREL - 0.0%
  Coach Inc. (b)                                                                         2              96


AUTO MANUFACTURERS - 1.0%
  Oshkosh Truck Corp.                                                                   64           5,247


AUTO PARTS & EQUIPMENT - 0.4%
  TRW Automotive Holdings Corp.                                                        126           2,326


BANKS - 0.9%
  Boston Private Financial Holdings Inc.                                                 2              57
  City National Corp.                                                                    1              63
  East-West Bancorp. Inc.                                                                2              74
  First Horizon National Corp.                                                           1              57
  Investors Financial Services Corp. (l)                                                48           2,348
  Mellon Financial Corp.                                                                 8             231
  North Fork Bancorp. Inc.                                                               3              71
  Northern Trust Corp.                                                                   7             291
  Silicon Valley Bancshares (b)                                                         27           1,168
  State Street Corp.                                                                     7             319
  Synovus Financial Corp.                                                                6             176
  UCBH Holdings Inc.                                                                     2              60
                                                                                                     4,915
BEVERAGES - 0.6%
  Cott Corp. (b)                                                                       143           3,458


BIOTECHNOLOGY - 2.6%
  Celgene Corp. (b) (l)                                                                 47           1,594
  Charles River Laboratories International Inc. (b)                                      2              85
  deCODE Genetics Inc. (b)                                                               9              48
  Diversa Corp. (b)                                                                      6              30
  Genzyme Corp.                                                                          1              52
  Human Genome Sciences Inc. (b)                                                        99             910
  Integra LifeSciences Holdings Corp. (b)                                                1              46
  Invitrogen Corp. (b) (l)                                                              38           2,595
  Martek Biosciences Corp. (b)                                                           3             151
  Medimmune Inc. (b)                                                                   266           6,329
  Millennium Pharmaceuticals Inc. (b)                                                    5              39
  Millipore Corp.                                                                        2              87
  Nektar Therapeutics (b)                                                                2              28
  Protein Design Labs Inc. (b) (l)                                                      70           1,122
  Qiagen NV (b)                                                                          7              86
  Vertex Pharmaceuticals Inc. (b)                                                       92             864
                                                                                                    14,066
BUILDING MATERIALS - 0.8%
  American Standard Cos. Inc.                                                           95           4,416
  Trex Company Inc. (b)                                                                  1              53
                                                                                                     4,469
CHEMICALS - 0.9%
  Ecolab Inc.                                                                            2              73
  Engelhard Corp.                                                                        2              60
  Potash Corp.                                                                          49           4,288
  Praxair Inc.                                                                           1              53
  Sigma-Aldrich Corp.                                                                    1              61
  Symyx Technologies (b)                                                                 2              53
  Valspar Corp.                                                                          1              56
                                                                                                     4,644
COMMERCIAL SERVICES - 5.0%
  Apollo Group Inc. - Class A (b) (l)                                                   27           1,971
  Aramark Corp.                                                                          2              55
  Career Education Corp. (b)                                                             3              89
  Choicepoint Inc. (b)                                                                 161           6,446
  Corporate Executive Board Co.                                                          2             122
  DeVry Inc. (b)                                                                         3              59
  Education Management Corp. (b)                                                        97           2,700
  Equifax Inc.                                                                           3              83
  H&R Block Inc.                                                                         1              56
  Hewitt Associates Inc. (b) (l)                                                        45           1,197
  Iron Mountain Inc. (b) (l)                                                           154           4,449
  ITT Educational Services Inc. (b)                                                      2              97
  Lecg Corp. (b)                                                                         3              53
  Manpower Inc.                                                                        115           5,009
  Moody's Corp.                                                                          3             259
  Paychex Inc.                                                                           5             171
  Robert Half International Inc.                                                        94           2,523
  Universal Technical Institute Inc. (b)                                                 3              96
  Viad Corp.                                                                            49           1,318
  Watson Wyatt & Co. Holdings                                                            2              63
                                                                                                    26,816
COMPUTERS - 4.3%
  Affiliated Computer Services Inc. - Class A (b) (l)                                    2              96
  CACI International Inc. (b)                                                           59           3,259
  Cadence Design Systems Inc. (b) (l)                                                  278           4,150
  Cognizant Technology Solutions Corp. (b)                                               5             213
  Diebold Inc.                                                                          69           3,807
  DST Systems Inc. (b)                                                                 118           5,454
  Factset Research Systems Inc.                                                          3              89
  Jack Henry & Associates Inc.                                                         100           1,801
  Kronos Inc. (b)                                                                        1              66
  Lexmark International Inc. (b)                                                         4             296
  Mercury Computer Systems Inc. (b)                                                      2              61
  National Instruments Corp.                                                             2              51
  Network Appliance Inc. (b) (l)                                                         2              61
  Research In Motion Ltd. (b)                                                           13             955
  Sungard Data Systems Inc.                                                             75           2,588
  Synopsys Inc.                                                                          4              67
                                                                                                    23,014
COSMETICS & PERSONAL CARE - 0.0%
  Estee Lauder Cos. Inc.                                                                 2             103


DISTRIBUTION & WHOLESALE - 0.7%
  CDW Corp.                                                                             68           3,849


DIVERSIFIED FINANCIAL SERVICES - 3.8%
  AG Edwards Inc.                                                                        1              54
  Ameritrade Holding Corp. (b)                                                         325           3,317
  Amvescap Plc                                                                           4              51
  CapitalSource Inc. (b) (l)                                                           133           3,059
  Charles Schwab Corp.                                                                  17             173
  Eaton Vance Corp.                                                                    166           3,896
  Federated Investors Inc.                                                              61           1,738
  First Marblehead Corp. (b)                                                             1              81
  Franklin Resources Inc.                                                                4             295
  Janus Capital Group Inc.                                                               6              84
  LaBranche & Co. Inc. (b) (l)                                                           7              62
  Legg Mason Inc. (l)                                                                   49           3,825
  Raymond James Financial Inc.                                                           2              70
  Waddell & Reed Financial Inc. - Class A                                              171           3,370
                                                                                                    20,075
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
  Ametek Inc.                                                                            1              48
  Littelfuse Inc. (b)                                                                    2              63
  Molex Inc. - Class A (l)                                                               4             101
                                                                                                       212
ELECTRONICS - 4.3%
  Applera Corp. - Applied Biosystems Group                                               4              73
  Cymer Inc. (b)                                                                         2              51
  Dolby Laboratories Inc. Class A                                                       98           2,305
  Flextronics International Ltd. (b)                                                   281           3,383
  Flir Systems Inc. (b)                                                                108           3,266
  Garmin Ltd. (l)                                                                       68           3,150
  Gentex Corp.                                                                         126           4,032
  II-VI Inc. (b)                                                                         2              35
  Jabil Circuit Inc. (b) (l)                                                           158           4,512
  Mettler Toledo International Inc. (b)                                                  1              52
  Symbol Technologies Inc.                                                               5              71
  Waters Corp. (b)                                                                      58           2,076
                                                                                                    23,006
ENTERTAINMENT - 0.1%
  Alliance Gaming Corp. (b) (l)                                                          3              33
  DreamWorks Animation SKG, Inc. (b)                                                     1              41
  International Game Technology                                                          6             155
  Shuffle Master Inc. (b)                                                                4             126
                                                                                                       355
ENVIRONMENTAL CONTROL - 0.0%
  Stericycle Inc. (b)                                                                    2              71


FOOD - 0.5%
  Hershey Foods Corp.                                                                    2              91
  Mccormick & Co. Inc.                                                                   2              55
  Tootsie Roll Industries Inc.                                                           3              83
  Whole Foods Market Inc. (l)                                                           23           2,349
  WM Wrigley Jr. Co.                                                                     1              72
                                                                                                     2,650
HEALTHCARE - 7.3%
  Arthrocare Corp. (b) (l)                                                               2              66
  Bausch & Lomb Inc.                                                                    17           1,268
  Beckman Coulter Inc.                                                                   1              73
  Becton Dickinson & Co.                                                                 2             117
  Biomet Inc. (l)                                                                        4             160
  Community Health Systems Inc. (b)                                                     84           2,932
  Cooper Cos. Inc.                                                                       1              95
  Coventry Health Care Inc. (b)                                                         43           2,903
  CR Bard Inc.                                                                           2             143
  DaVita Inc. (b)                                                                       43           1,783
  Dentsply International Inc.                                                            2             109
  Edwards Lifesciences Corp. (b)                                                        78           3,371
  Gen-Probe Inc. (b)                                                                    38           1,693
  Health Management Associates Inc. (l)                                                179           4,686
  Henry Schein Inc.                                                                      5             165
  Inamed Corp. (b)                                                                      21           1,433
  Kinetic Concepts Inc. (b)                                                             67           3,997
  Kyphon Inc. (b)                                                                        4              91
  Laboratory Corp. of America Holdings (b)                                             111           5,336
  Lincare Holdings Inc. (b) (l)                                                          3             133
  Manor Care Inc.                                                                      157           5,719
  Patterson Cos. Inc. (b) (l)                                                            2             110
  Quest Diagnostics Inc.                                                                 2             231
  Renal Care Group Inc. (b)                                                              2              87
  Resmed Inc. (b)                                                                        2              90
  Respironics Inc. (b)                                                                   1              64
  Smith & Nephew Plc                                                                     2              94
  St. Jude Medical Inc. (b)                                                              2              86
  Sybron Dental Specialties Inc. (b)                                                     2              75
  Techne Corp. (b)                                                                       1              56
  Varian Medical Systems Inc. (b)                                                       40           1,364
  WellChoice Inc. (b)                                                                    5             261
  WellPoint Inc. (b)                                                                     2             213
  Wright Medical Group Inc. (b)                                                          4              84
  Zimmer Holdings Inc. (b) (l)                                                           1              70
                                                                                                    39,158
HOME BUILDERS - 0.1%
  Centex Corp.                                                                           1              57
  KB Home                                                                                1              59
  Lennar Corp. (l)                                                                       1              57
  Pulte Homes Inc.                                                                       1              59
  Thor Industries Inc.                                                                   3              81
  Toll Brothers Inc. (b) (l)                                                             1              55
  Winnebago Industries                                                                   2              51
                                                                                                       419
HOUSEHOLD PRODUCTS - 0.0%
  Avery Dennison Corp.                                                                   1              56
  Clorox Co.                                                                             1              57
                                                                                                       113
INSURANCE - 3.4%
  AMBAC Financial Group Inc.                                                             2             127
  Arch Capital Group Ltd. (b)                                                            1              56
  Arthur J. Gallagher & Co.                                                              3              75
  Assurant Inc. (l)                                                                    148           4,988
  Axis Capital Holdings Ltd.                                                            74           2,004
  Brown & Brown Inc.                                                                     1              65
  Markel Corp. (b) (l)                                                                   -              69
  Marsh & McLennan Cos. Inc.                                                             4             116
  MBIA Inc. (l)                                                                          2              99
  MGIC Investment Corp.                                                                  1              62
  Protective Life Corp.                                                                 42           1,651
  Radian Group Inc.                                                                     37           1,743
  RenaissanceRe Holdings Ltd.                                                            1              56
  The Principal Financial Group                                                         84           3,233
  Triad Guaranty Inc. (b)                                                                1              58
  Willis Group Holdings Ltd.                                                            94           3,455
                                                                                                    17,857
INTERNET - 4.0%
  Amazon.com Inc. (b) (l)                                                                3             113
  Check Point Software Technologies (b)                                                  3              63
  Checkfree Corp. (b)                                                                   77           3,139
  CNET Networks Inc. (b) (l)                                                           215           2,030
  F5 Networks Inc. (b) (l)                                                               1              61
  IAC Interactivecorp. (b) (l)                                                          70           1,559
  Internet Security Systems (b)                                                          3              49
  Macromedia Inc. (b)                                                                   24             804
  Matrixone Inc. (b)                                                                    10              48
  McAfee Inc. (b)                                                                      186           4,203
  Monster Worldwide Inc. (b) (l)                                                       119           3,344
  Sina Corp. (b) (l)                                                                     3              99
  VeriSign Inc. (b) (l)                                                                194           5,568
  Websense Inc. (b)                                                                      1              70
                                                                                                    21,150
IRON & STEEL - 0.3%
  Nucor Corp.                                                                           31           1,784


LEISURE TIME - 1.2%
  Brunswick Corp.                                                                      129           6,048
  Harley Davidson Inc.                                                                   1              40
  Multimedia Games Inc. (b)                                                              2              13
  Royal Caribbean Cruises Ltd. (l)                                                       3             134
  Sabre Holdings Corp.                                                                   3              55
  WMS Industries Inc. (b) (l)                                                            2              51
                                                                                                     6,341
LODGING - 1.2%
  Boyd Gaming Corp.                                                                      4             214
  Choice Hotels International Inc.                                                       3             180
  Fairmont Hotels & Resorts Inc.                                                       158           5,249
  Hilton Hotels Corp.                                                                    4              92
  Marriott International Inc. - Class A (l)                                              5             341
  Station Casinos Inc. (l)                                                               5             358
  Wynn Resorts Ltd. (b)                                                                  3             190
                                                                                                     6,624
MACHINERY - 0.0%
  IDEX Corp.                                                                             1              36
  Zebra Technologies Corp. (b)                                                           3             152
                                                                                                       188
MANUFACTURING - 3.5%
  CUNO Inc. (b)                                                                          1              46
  Danaher Corp. (l)                                                                     75           4,022
  Dover Corp.                                                                            1              38
  ITT Industries Inc.                                                                   53           4,765
  Pall Corp.                                                                             2              57
  Roper Industries Inc.                                                                104           6,832
  Teleflex Inc.                                                                         58           2,968
                                                                                                    18,728
MEDIA - 3.8%
  Citadel Broadcasting Corp. (b)                                                       306           4,200
  Cox Radio Inc. (b)                                                                   113           1,898
  Cumulus Media Inc. - Class A (b)                                                       2              34
  Dow Jones & Co. Inc. (l)                                                               1              52
  Entercom Communications Corp.                                                         48           1,701
  EW Scripps Co.                                                                         1              68
  Mcgraw-Hill Cos. Inc.                                                                  1              79
  Meredith Corp.                                                                         2              70
  New York Times Co. - Class A (l)                                                       2              84
  Radio One Inc. (b)                                                                     5              71
  Regent Communications Inc. (b)                                                         9              47
  Rogers Communications Inc. - Class B (b)                                             173           4,699
  Salem Communications Corp. - Class A (b)                                               5             103
  Scholastic Corp. (b)                                                                  68           2,509
  Spanish Broadcasting System - Class A (b)                                              6              62
  The Washington Post Co.                                                                -              89
  Univision Communications Inc. - Class A (b) (l)                                       92           2,534
  Westwood One Inc. (b) (l)                                                              3              69
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                    55           1,733
                                                                                                    20,102
METAL FABRICATION & HARDWARE - 0.1%
  Kaydon Corp. (l)                                                                       2              47
  Precision Castparts Corp.                                                              5             354
                                                                                                       401
MINING - 0.6%
  Newmont Mining Corp. (l)                                                              79           3,338


OFFICE FURNISHINGS - 0.0%
  HNI Corp.                                                                              1              45


OIL & GAS PRODUCERS - 3.6%
  Diamond Offshore Drilling Inc. (l)                                                    38           1,896
  EOG Resources Inc.                                                                   102           4,971
  Murphy Oil Corp.                                                                      68           6,704
  XTO Energy Inc. (l)                                                                  174           5,714
                                                                                                    19,285
OIL & GAS SERVICES - 3.1%
  Baker Hughes Inc.                                                                      3             147
  BJ Services Co. (l)                                                                  130           6,760
  Cooper Cameron Corp. (b) (l)                                                           1              57
  FMC Technologies Inc. (b)                                                            113           3,748
  Smith International Inc.                                                              90           5,657
  Weatherford International Ltd. (b)                                                     2             121
                                                                                                    16,490
PACKAGING & CONTAINERS - 0.0%
  Sealed Air Corp.                                                                       1              62


PHARMACEUTICALS - 8.1%
  Abgenix Inc. (b) (l)                                                                  90             629
  Alkermes Inc. (b)                                                                     87             903
  Allergan Inc. (l)                                                                      1              69
  AmerisourceBergen Corp.                                                               39           2,234
  Amylin Pharmaceuticals Inc. (b)                                                       60           1,051
  Andrx Group (b)                                                                       92           2,086
  Atherogenics Inc. (b)                                                                  3              38
  Barr Pharmaceuticals Inc. (b)                                                         99           4,834
  Caremark Rx Inc. (b)                                                                   4             155
  Cephalon Inc. (b) (l)                                                                 86           4,032
  Elan Corp. Plc - ADR (b) (l)                                                         128             415
  Express Scripts Inc. (b)                                                               2             157
  Eyetech Pharmaceuticals Inc. (b)                                                      27             743
  Gilead Sciences Inc.                                                                 136           4,869
  ImClone Systems Inc. (b) (l)                                                          26             897
  IVAX Corp. (b)                                                                       239           4,715
  Medco Health Solutions Inc. (b)                                                        4             188
  Medicines Co. (b) (l)                                                                  2              45
  Medics Pharmaceutical Corp. (l)                                                        2              60
  Neurocrine Biosciences Inc. (b)                                                       49           1,846
  Omnicare Inc.                                                                        202           7,143
  OSI Pharmaceuticals Inc. (b)                                                           1              37
  Sepracor Inc.                                                                         26           1,498
  Taro Pharmaceuticals Industries Ltd. (b) (l)                                          48           1,515
  Valeant Pharmaceutical International (l)                                             127           2,860
                                                                                                    43,019
PIPELINES - 0.6%
  Western Gas Resources Inc.                                                            94           3,237


RETAIL - 6.9%
  99 Cents Only Stores (b) (l)                                                           4              49
  Bed Bath & Beyond Inc. (b)                                                             4             139
  Best Buy Co. Inc.                                                                     69           3,727
  Cheesecake Factory Inc. (b) (l)                                                      108           3,823
  CVS Corp.                                                                              1              53
  Dollar General Corp.                                                                  97           2,121
  Dollar Tree Stores Inc. (b) (l)                                                        2              69
  Family Dollar Stores Inc. (l)                                                        154           4,682
  Fred's Inc.                                                                            3              58
  Men's Warehouse Inc. (b)                                                               2              72
  MSC Industrial Direct Co. - Class A                                                   17             520
  O'Reilly Automotive Inc. (b)                                                          67           3,299
  Outback Steakhouse Inc.                                                                1              55
  Petsmart Inc.                                                                        149           4,278
  PF Chang's China Bistro Inc. (b) (l)                                                  40           2,392
  Ross Stores Inc.                                                                     124           3,602
  Ruby Tuesday Inc.                                                                      2              41
  Shoppers Drug Mart Corp.                                                              66           2,202
  Staples Inc.                                                                           3             100
  Tiffany & Co.                                                                         66           2,264
  TJX Cos. Inc.                                                                          8             206
  Williams-Sonoma Inc. (b) (l)                                                          82           3,020
                                                                                                    36,772
SEMICONDUCTORS - 4.5%
  Altera Corp. (b)                                                                      16             318
  AMIS Holdings Inc. (b)                                                               117           1,320
  Analog Devices Inc.                                                                    7             257
  Broadcom Corp. - Class A (b) (l)                                                       4             105
  Integrated Circuit Systems Inc. (b)                                                   99           1,895
  Intersil Corp. (l)                                                                   209           3,622
  Kla-Tencor Corp. (b) (l)                                                               2              83
  Lam Research Corp. (b) (l)                                                             2              63
  Linear Technology Corp. (l)                                                            9             326
  Marvell Technology Group Ltd. (b)                                                      3             123
  Maxim Integrated Products                                                              7             274
  Microchip Technology Inc.                                                            162           4,208
  National Semiconductor Corp.                                                          16             319
  Novellus Systems Inc. (b)                                                            135           3,619
  PMC - Sierra Inc. (b)                                                                154           1,355
  Power Integrations Inc. (b)                                                            4              73
  Qlogic Corp. (b)                                                                       2              89
  Semtech Corp. (b) (l)                                                                 94           1,674
  Silicon Laboratories Inc. (b)                                                          3              73
  Xilinx Inc.                                                                          147           4,296
                                                                                                    24,092
SOFTWARE - 5.9%
  Activision Inc. (b)                                                                  124           1,831
  Adobe Systems Inc.                                                                    43           2,908
  BMC Software Inc. (b)                                                                  4              57
  Certegy Inc.                                                                         152           5,273
  Citrix Systems Inc. (b)                                                                4              98
  Cognos Inc. (b)                                                                        3             105
  Dun & Bradstreet Corp. (b)                                                             1              61
  Electronic Arts Inc.                                                                   2              98
  Fair Isaac Inc.                                                                        2              79
  Filenet Corp. (b) (l)                                                                  3              57
  Fiserv Inc. (b)                                                                       70           2,802
  Global Payments Inc. (l)                                                              60           3,863
  Hyperion Solutions Corp. (b)                                                           2              84
  IMSHealth Inc.                                                                         5             127
  Intuit Inc. (b) (l)                                                                   34           1,506
  Mercury Interactive Corp. (b) (l)                                                     68           3,212
  Moneygram International Inc.                                                         172           3,251
  Navteq Corp. (b)                                                                      94           4,075
  Novell Inc. (b)                                                                       10              61
  Red Hat Inc. (b) (l)                                                                 145           1,579
  Salesforce.com Inc. (b)                                                                6              96
  SEI Investments Co.                                                                    2              57
  Veritas Software Corp. (b)                                                            10             231
                                                                                                    31,511
TELECOMMUNICATIONS - 0.6%
  Telus Corp.                                                                          103           3,310

TELECOMMUNICATIONS EQUIPMENT - 2.6%
  Adtran Inc.                                                                          150           2,637
  Comverse Technology Inc. (b) (l)                                                      77           1,942
  Corning Inc. (b)                                                                       7              78
  Harris Corp.                                                                         214           6,987
  JDS Uniphase Corp. (b) (l)                                                            23              39
  Juniper Networks Inc. (b)                                                             87           1,924
  Plantronics Inc.                                                                       1              46
                                                                                                    13,651
TEXTILES - 0.0%
  Cintas Corp.                                                                           3             127


TOYS & HOBBIES - 0.0%
  Mattel Inc.                                                                            3              61


TRANSPORTATION - 0.8%
  CH Robinson Worldwide Inc.                                                            55           2,855
  Expeditors International Washington Inc. (l)                                          25           1,360
  Landstar System Inc. (b)                                                               2              72
  UTI Worldwide Inc.                                                                     1              63
                                                                                                     4,350
WIRELESS TELECOMMUNICATIONS - 1.7%
  American Tower Corp. (b) (l)                                                           5              89
  Crown Castle International Corp.                                                     242           3,893
  Nextel Partners Inc. (b) (l)                                                         221           4,851
                                                                                                     8,833
  Total Common Stocks (cost $397,488)                                                              507,002
SHORT TERM INVESTMENTS - 20.7%
MONEY MARKET FUNDS - 4.9%
  Dreyfus Cash Management Plus Fund, 2.63%  (a)                                      8,534           8,535
  T.Rowe Price Reserves Investment Fund, 2.775% (a) (n)                             17,688          17,688
                                                                                                    26,223
SECURITIES LENDING COLLATERAL - 15.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                84,375          84,375

  Total Short Term Investments (cost $110,598)                                                     110,598
TOTAL INVESTMENTS - 115.9% (COST $508,086)                                                         617,600
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (15.9%)                                                      (84,826)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $532,774
-----------------------

JNL/T. ROWE PRICE VALUE FUND
COMMON STOCKS - 94.5%
AEROSPACE & DEFENSE - 3.0%
  Lockheed Martin Corp.                                                                 87          $5,331
  Raytheon Co.                                                                         106           4,094
  Rockwell Collins Inc.                                                                 90           4,297
                                                                                                    13,722
AIRLINES - 0.0%
  Delta Air Lines Inc. (b) (l)                                                          39             157


AUTO MANUFACTURERS - 0.7%
  General Motors Corp. (l)                                                             112           3,300


AUTO PARTS & EQUIPMENT - 0.3%
  TRW Automotive Holdings Corp.                                                         78           1,440


BANKS - 5.6%
  Bank of America Corp.                                                                144           6,359
  Comerica Inc.                                                                         56           3,068
  Mellon Financial Corp.                                                               120           3,416
  Royal Bank Of Scotland Group Plc                                                     147           4,678
  State Street Corp.                                                                   129           5,653
  US Bancorp.                                                                          165           4,767
                                                                                                    27,941
BEVERAGES - 2.8%
  Coca-Cola Co.                                                                        162           6,751
  Coca-Cola Enterprises Inc.                                                           110           2,247
  Heineken NV                                                                          145           5,030
                                                                                                    14,028
BIOTECHNOLOGY - 1.0%
  Chiron Corp.                                                                          30           1,041
  Medimmune Inc. (b)                                                                   172           4,093
                                                                                                     5,134
CHEMICALS - 2.2%
  EI Du Pont de Nemours & Co.                                                          126           6,441
  Great Lakes Chemical Corp.                                                           101           3,251
  Hercules Inc. (b) (l)                                                                 91           1,319
                                                                                                    11,011
COMPUTERS - 1.5%
  Hewlett-Packard Co.                                                                  245           5,373
  Synopsys Inc.                                                                        112           2,024
                                                                                                     7,397
DIVERSIFIED FINANCIAL SERVICES - 6.4%
  American Express Co                                                                   81           4,161
  Ameritrade Holding Corp. (b)                                                           9              96
  Charles Schwab Corp.                                                                 298           3,131
  Citigroup Inc.                                                                        99           4,434
  Fannie Mae                                                                            14             768
  Franklin Resources Inc.                                                               50           3,398
  Freddie Mac                                                                           51           3,242
  JPMorgan Chase & Co.                                                                 195           6,749
  Merrill Lynch & Co. Inc.                                                              38           2,168
  Morgan Stanley                                                                        67           3,841
                                                                                                    31,988
ELECTRIC - 2.8%
  Duke Energy Corp. (l)                                                                132           3,709
  Firstenergy Corp.                                                                     85           3,570
  NiSource Inc.                                                                        242           5,524
  Pinnacle West Capital Corp.                                                           27           1,165
                                                                                                    13,968
ENTERTAINMENT - 1.0%
  International Game Technology                                                        186           4,951


ENVIRONMENTAL CONTROL - 1.0%
  Waste Management Inc.                                                                175           5,037


FOOD - 1.9%
  Campbell Soup Co.                                                                    110           3,181
  General Mills Inc.                                                                   102           5,003
  Safeway Inc. (b)                                                                      68           1,260
                                                                                                     9,444
FOREST PRODUCTS & PAPER - 2.9%
  Bowater Inc.                                                                         124           4,652
  International Paper Co. (l)                                                          161           5,931
  MeadWestvaco Corp.                                                                   119           3,783
                                                                                                    14,366
HEALTHCARE - 2.8%
  Boston Scientific Corp. (b)                                                          130           3,805
  Johnson & Johnson                                                                     81           5,413
  Medtronic Inc.                                                                        93           4,728
                                                                                                    13,946
HOME FURNISHINGS - 0.9%
  SONY Corp. - ADR (l)                                                                 114           4,546


HOUSEHOLD PRODUCTS - 2.2%
  Clorox Co.                                                                            36           2,268
  Fortune Brands Inc.                                                                   47           3,806
  Newell Rubbermaid Inc.                                                               230           5,051
                                                                                                    11,125
INSURANCE - 8.7%
  Berkshire Hathaway Inc. (b)                                                            -           4,350
  Cigna Corp.                                                                           40           3,563
  Genworth Financial Inc.                                                              175           4,816
  Hartford Financial Services Group Inc.                                                74           5,087
  Marsh & McLennan Cos. Inc.                                                           184           5,591
  Prudential Financial Inc.                                                             47           2,669
  Radian Group Inc.                                                                     84           3,996
  Safeco Corp.                                                                          60           2,903
  St. Paul Travelers Cos. Inc.                                                         150           5,522
  The Principal Financial Group (l)                                                    122           4,692
                                                                                                    43,189
IRON & STEEL - 0.8%
  Nucor Corp.                                                                           73           4,219


LEISURE TIME - 0.6%
  Harley Davidson Inc.                                                                  48           2,784


LODGING - 1.0%
  Fairmont Hotels & Resorts Inc.                                                       147           4,875


MANUFACTURING - 6.7%
  Cooper Industries Ltd. - Class A                                                      41           2,918
  Eastman Kodak Co. (l)                                                                 57           1,849
  Eaton Corp.                                                                           36           2,348
  General Electric Co.                                                                 356          12,823
  Honeywell international Inc.                                                         195           7,245
  Pall Corp.                                                                            47           1,280
  Tyco International Ltd.                                                              152           5,127
                                                                                                    33,590
MEDIA - 9.5%
  Cablevision Systems Corp. - Class A (b) (l)                                          147           4,115
  Comcast Corp - Class A (b)                                                            35           1,172
  Comcast Corp - Special Class A (b) (l)                                               193           6,446
  Dow Jones & Co. Inc. (l)                                                             102           3,827
  Liberty Media Corp. - Class A (b)                                                    726           7,530
  Liberty Media international - Class A (b) (l)                                         26           1,140
  New York Times Co. - Class A (l)                                                     126           4,624
  Pearson Plc                                                                          137           1,664
  Reuters Group Plc                                                                    261           2,013
  Time Warner Inc. (b)                                                                 361           6,330
  Viacom Inc. - Class B                                                                124           4,302
  Walt Disney Co.                                                                      149           4,278
                                                                                                    47,441
MINING - 0.7%
  Alcoa Inc.                                                                           122           3,717


OIL & GAS PRODUCERS - 6.4%
  Amerada Hess Corp.                                                                    25           2,444
  ConocoPhillips                                                                        40           4,358
  Exxon Mobil Corp.                                                                     93           5,567
  Royal Dutch Petroleum Co. - NYS                                                      100           5,998
  Statoil ASA                                                                          311           5,312
  Total SA - ADR (l)                                                                    70           8,171
                                                                                                    31,850
OIL & GAS SERVICES - 1.8%
  Baker Hughes Inc.                                                                    130           5,779
  Schlumberger Ltd.                                                                     48           3,355
                                                                                                     9,134
PHARMACEUTICALS - 4.0%
  Bristol-Myers Squibb Co.                                                              92           2,330
  Cardinal Health Inc.                                                                  84           4,682
  Merck & Co. Inc.                                                                     172           5,551
  Schering-Plough Corp.                                                                156           2,826
  Wyeth                                                                                111           4,665
                                                                                                    20,054
RETAIL - 3.8%
  CVS Corp.                                                                             56           2,920
  Family Dollar Stores Inc.                                                            165           5,022
  Kohl's Corp. (b)                                                                      40           2,039
  May Department Stores Co. (l)                                                        125           4,642
  McDonald's Corp.                                                                      89           2,756
  RadioShack Corp.                                                                      70           1,708
                                                                                                    19,087
SEMICONDUCTORS - 1.3%
  Freescale Semiconductor Inc. (b)                                                      19             336
  Intel Corp.                                                                           90           2,084
  Texas Instruments Inc.                                                               162           4,119
                                                                                                     6,539
 SOFTWARE - 1.6%
  First Data Corp.                                                                      40           1,557
  Microsoft Corp.                                                                      275           6,654
                                                                                                     8,211
TELECOMMUNICATIONS - 3.4%
  Alltel Corp.                                                                          53           2,880
  MCI Inc. (l)                                                                         121           3,016
  Qwest Communications International Inc. (b)                                          900           3,328
  Sprint Corp.                                                                         278           6,322
  Telus Corp.                                                                           48           1,542
                  17,088

TOBACCO - 0.6%
  Altria Group Inc.                                                                     49           3,177


TOYS & HOBBIES - 0.5%
  Hasbro Inc.                                                                          110           2,240


TRANSPORTATION - 2.7%
  CSX Corp.                                                                            144           5,989
  Union Pacific Corp.                                                                  105           7,291
                                                                                                    13,280
WIRELESS TELECOMMUNICATIONS - 1.4%
  Motorola Inc.                                                                        160           2,401
  Nokia OYJ. - Class A - ADR                                                           287           4,422
                                                                                                     6,823

  Total Common Stocks (cost $402,736)                                                              470,799
PREFERRED STOCKS - 0.5%
INSURANCE - 0.3%
  Genworth Financial Inc., 6.00% (b)                                                    24             754
  Unumprovident Corp., 7.25% (b)                                                        32             924
                                                                                                     1,678
PHARMACEUTICALS - 0.2%
  Schering-Plough, 6.00%, 09/14/07                                                      17             830

  Total Preferred Stocks (cost $2,213)                                                               2,508
CORPORATE BONDS - 0.5%
AIRLINES - 0.1%
  Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j)                                     1,030             413


INSURANCE - 0.4%
  Fortis Funding LLC, 7.75%, 01/26/08 (e) (j)                                        1,700           1,807

  Total Corporate Bonds (cost $2,689)                                                                2,220
SHORT TERM INVESTMENTS - 17.0%
MONEY MARKET FUNDS - 4.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a)                                       3,341           3,341
  T.Rowe Price Reserves Investment Fund, 2.775% (a) (n)                             20,448          20,448
                                                                                                    23,789
SECURITIES LENDING COLLATERAL - 12.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                60,790          60,790

  Total Short Term Investments (cost $84,579)                                                       84,579
TOTAL INVESTMENTS - 112.5% (COST $492,217)                                                         560,106
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (12.5%)                                                      (62,110)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                           $497,996
-----------------------


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2005.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of March 31, 2005, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund and JNL/Select Balanced Fund are: $34,284; $142,554; $71,521; $57,306 and $397, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2005, the market value, in thousands, of 144A or other restricted securities, in JNL/Eagle Core Equity Fund, JNL/FMR Balanced Fund, JNL/JPMorgan International Value Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam International Equity Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Money Market Fund and JNL/T.Rowe Price Value Fund are: $632; $178; $1,554; $612; $124; $9,665; $2,290; $42,820; $15,594;
     $5,865; $3,829; $677; $3,533 and $2,220, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of March 31, 2005.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of March 31, 2005.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of March 31, 2005.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

ABBREVIATIONS:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BRL - Brazilian Real                       NOK - Norwegian Krone
BZD - Belize Dollar                        NYS - New York Shares
CAD - Canadian Dollar                      NZD - New Zealand Dollar
CHF - Swiss Franc                          PEN - New Sol
CLP - Chilean Peso                         RUB - Russian Ruble
DKK - Danish Krone                         SEK - Swedish Krona
EUR - European Currency Unit (Euro)        SGD - Singapore Dollar
GBP - British Pound                        SKK - Slovak Koruna
GDR - Global Depository Receipt            TWD - New Taiwan Dollar
HKD - Hong Kong Dollar                     USD - United States Dollar
INR - Indian Rupee                         ZAR - Rand
JPY - Japanese Yen

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005


--------------------------------------------------------------------------------

SUBSEQUENT EVENT - FUND MERGERS AND SUBADVISER  CHANGES.  Effective May 2, 2005,
JNL/Putnam  International  Equity Fund  (formerly  managed by Putnam  Investment
Management, LLC) became JNL/JPMorgan International Equity Fund which is managed by JPMorgan Investment Management. Effective May 2, 2005, JNL/T. Rowe Price
Established Growth Fund acquired JNL/Alliance Capital Growth Fund (formerly managed by Alliance Capital Management L.P.).

FEDERAL  INCOME  TAX  MATTERS  -  As  of  March  31,  2005,  the  components  of distributable  earnings on a tax-basis  and the federal tax cost of  investments
are  listed  in  the  following  table  (in  thousands).   Cost  and  unrealized
appreciation  may differ for  financial  statement  and tax  purposes  primarily because of the  realization  for tax  purposes  of  unrealized  gains on certain forward foreign currency or futures  contracts and unrealized gains or losses on
investments  in  passive  foreign  investment   companies;   the  difference  in
accounting in Real Estate Investments  Trusts; and the tax deferral of losses on wash sale transactions

                                                                               GROSS        GROSS      NET UNREALIZED
                                                                  COST OF    UNREALIZED   UNREALIZED   APPRECIATION
                                                                 INVESTMENTS APPRECIATION DEPRECIATION (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                 $    180,493  $    19,204  $    (4,141) $     15,063
JNL/AIM Small Cap Growth Fund                                       39,002        6,070         (349)        5,721
JNL/Alger Growth Fund                                              262,433       16,160       (8,628)        7,532
JNL/Alliance Capital Growth Fund                                    36,358        3,152       (1,651)        1,501
JNL/Eagle Core Equity Fund                                         335,008       26,803      (13,175)       13,628
JNL/Eagle SmallCap Equity Fund                                     120,457       38,431       (7,239)       31,192
JNL/FMR Balanced Fund                                              101,482        9,452       (3,676)        5,776
JNL/FMR Capital Growth Fund                                        181,018       16,440       (9,102)        7,338
JNL/JPMorgan International Value Fund                               83,442       10,102       (1,311)        8,791
JNL/Lazard Mid Cap Value Fund                                      207,583       22,949       (5,802)       17,147
JNL/Lazard Small Cap Value Fund                                    202,715       26,535       (9,692)       16,843
JNL/Mellon Capital Management Bond Index Fund                      162,059        1,026       (2,052)       (1,026)
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                               160,016       15,947       (8,651)        7,296
JNL/Mellon Capital Management International Index Fund             276,437       54,024       (5,877)       48,147
JNL/Mellon Capital Management S&P 400 MidCap Index Fund            186,848       33,905       (9,126)       24,779
JNL/Mellon Capital Management S&P 500 Index Fund                   347,754       50,128      (17,913)       32,215
JNL/Mellon Capital Management Small Cap Index Fund                 166,106       30,983      (14,278)       16,705
JNL/Oppenheimer Global Growth Fund                                 197,831       39,262       (6,270)       32,992
JNL/Oppenheimer Growth Fund                                         23,188        1,627         (965)          663
JNL/PIMCO Total Return Bond Fund                                   551,898        6,073       (4,002)        2,071
JNL/Putnam Equity Fund                                             124,193       14,245       (6,600)        7,645
JNL/Putnam International Equity Fund                                97,777       13,085       (2,749)       10,336
JNL/Putnam Midcap Growth Fund                                       29,823        4,905         (610)        4,295
JNL/Putnam Value Equity Fund                                       183,950       21,077       (8,833)       12,244
JNL/S&P Managed Aggressive Growth Fund                             680,843       65,004      (87,219)      (22,215)
JNL/S&P Managed Conservative Fund                                   29,657          101         (373)         (272)
JNL/S&P Managed Growth Fund                                        949,849       83,592      (51,575)       32,017
JNL/S&P Managed Moderate Fund                                       43,356          224         (589)         (365)
JNL/S&P Managed Moderate Growth Fund                               634,197       47,759      (19,526)       28,233
JNL/Salomon Brothers High Yield Bond Fund                          248,320        9,495       (6,486)        3,009
JNL/Salomon Brothers Strategic Bond Fund                           322,281        6,486       (5,759)          727
JNL/Salomon Brothers U.S. Government & Quality Bond Fund           249,346        2,716       (1,739)          977
JNL/Select Balanced Fund                                           352,455       25,718       (7,234)       18,484
JNL/Select Global Growth Fund                                      176,238        7,225       (4,518)        2,707
JNL/Select Large Cap Growth Fund                                   237,665       13,749      (13,900)         (151)
JNL/Select Money Market Fund                                       269,243            -            -             -
JNL/Select Value Fund                                              175,211       14,678       (3,625)       11,053
JNL/T. Rowe Price Established Growth Fund                          582,240       77,946      (31,150)       46,796
JNL/T. Rowe Price Mid-Cap Growth Fund                              427,360      130,690      (24,825)      105,865
JNL/T. Rowe Price Value Fund                                       434,818       81,627      (17,129)       64,498



Readers should review the annual or semi-annual report filed with the Securities
& Exchange Commission which contains additional information.

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005



SCHEDULE OF OPTIONS WRITTEN:
---------------------------------------------------------------------------------------------------------------------------------
                                                 EXPIRATION DATE         EXERCISE PRICE       CONTRACTS    MARKET VALUE (000'S)
JNL/PIMCO Total Return Bond Fund
U.S. 10-Year Treasury Note Future Call Option       5/20/2005             $ 112.00                   8            $   (1)
U.S. 10-Year Treasury Note Future Call Option       5/20/2005               113.00                 104                (3)
U.S. 10-Year Treasury Note Future Call Option       5/20/2005               114.00                  42                (1)
U.S. Treasury Long Bond Future Call Option          5/20/2005               116.00                  56                (7)
U.S. Treasury Long Bond Future Call Option          5/20/2005               118.00                   3                 -
U.S. 10-Year Treasury Note Future Put Option        5/20/2005               108.00                 127               (52)
U.S. Treasury Long Bond Future Put Option           5/20/2005               108.00                 137               (49)
U.S. Treasury Long Bond Future Put Option           5/20/2005               111.00                  70               (84)
                                                                                                                 ------------
                                                                                                                   $(197)
                                                                                                                 ============

JNL/Putnam Equity Fund
AES Corp. Put Option                                4/15/2005              $ 16.24               4,135              $ (2)
Apple Computer Inc. Put Option                      4/15/2005                35.82               1,760                (1)
Lennar Corp. Put Option                             4/15/2005                50.92               1,244                 -
American International Group Inc. Put Option        4/18/2005                55.76               1,134                (2)
American International Group Inc. Put Option        4/20/2005                53.01               1,153                (1)
Career Education Corporation Call Option            4/22/2005                32.00               1,912                (2)
                                                                                                                 ------------
                                                                                                                    $ (8)
                                                                                                                 ============



SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED MARCH 31, 2005 (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS                      PREMIUMS
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2004                                      466                              $ 192
    Options written during the period                                         583                                267
    Options closed during the period                                           (6)                               (13)
    Options exercised during the period                                         -                                  -
    Options expired during the period                                        (496)                              (182)
                                                                      ------------                       ------------
Options outstanding at March 31, 2005                                         547                              $ 264
                                                                      ============                       ============

JNL/Putnam Equity Fund
Options outstanding at December 31, 2004                                    2,273                                $ 3
    Options written during the period                                      41,579                                 28
    Options closed during the period                                            -                                  -
    Options exercised during the period                                    (1,013)                                (1)
    Options expired during the period                                     (31,501)                               (24)
                                                                      ------------                       ------------
Options outstanding at March 31, 2005                                      11,338                                $ 6
                                                                      ============                       ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005



SUMMARY OF SWAP AGREEMENTS :
------------------------------------------------------------------------------------------------------------------------
                                                                                                UNREALIZED
                                                               NOTIONAL AMOUNT                  APPRECIATION/(DEPRECIATION)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                              $ 5,400                           $ (57)
Goldman Sachs Capital Markets, L.P.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 129,100                             (46)
    Receive floating rate based on 3 month LIBOR and pay fixed
      rate equal to 5.00%, 06/15/15                                   1,500                              41
JPMorgan Chase Bank
    Receive floating rate based on 3 month LIBOR and pay fixed
      rate equal to 5.00%, 06/15/15                                     500                               9
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                600                              62
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     300                              (5)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 06/18/34                              1,300                             132
Lehman Brothers Special Financing Inc.
    Receive floating rate based on 3 month LIBOR and pay fixed
      rate equal to 5.00%, 06/15/15                                   7,000                             182
Merrill Lynch Capital Services, Inc.
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 06/18/34                                400                              29
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 130,000                             (58)
    Receive floating rate based on 3 month LIBOR and pay fixed
      rate equal to 5.00%, 06/15/15                                   1,800                              38
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 380,000                            (196)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                300                              29
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     200                              (5)
                                                                                                ------------
                                                                                                      $ 155
                                                                                                ============
SUMMARY OF SECURITIES SOLD SHORT :
------------------------------------------------------------------------------------------------------------
                                                                 PAR AMOUNT                     MARKET VALUE
JNL/PIMCO Total Return Bond Fund
    U.S. Treasury Note, 4.75%, 05/15/14
      Total (proceeds $1,949)                                 $ (1,900)                            $ (1,936)
                                                                                                ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005



Summary of Investments by Country:
---------------------------------- ------- ------------- ------------------ -------------- --------------- -------------
                                                               JNL/Mellon
                                   JNL/FMR                       Capital          JNL/           JNL/
                                   Capital   JNL/JPMorgan       Management     Oppenheimer      PIMCO       JNL/Putnam
                                    Growth   International    International   Global Growth   Total Return   International
                                     Fund    Value Fund        Index Fund         Fund        Bond Fund     Equity Fund
---------------------------------- ------- ------------- ------------------ -------------- --------------- -------------

Argentina                              - %           - %              - %             - %           - %            - %
Australia                              -             -              4.9             0.7             -            0.6
Austria                                -             -              0.4               -             -            0.3
Bahamas                                -             -                -               -             -              -
Barbados                               -             -                -               -             -              -
Belgium                                -             -              1.5               -             -            1.3
Bermuda                                -             -                -               -             -            0.6
Brazil                               2.6           1.2                -             2.2           0.7            1.6
Bulgaria                               -             -                -               -             -              -
Canada                               8.1             -                -             2.4           0.1            1.3
Cayman Islands                         -             -                -               -             -              -
China                                  -             -                -               -             -            0.3
Colombia                               -             -                -               -             -              -
Denmark                                -             -              0.8               -             -            0.4
Ecuador                                -             -                -               -             -              -
Finland                                -           0.9              1.4             0.3             -            0.1
France                               1.5          10.9              8.9             6.9           0.8           12.2
Germany                              0.5          12.6              6.5             3.6           6.5            4.3
Greece                                 -           1.3              0.5               -             -            0.9
Hong Kong                            1.6           2.3              1.5             1.6             -            1.1
Hungary                                -             -                -               -             -            0.1
India                                  -           1.2                -             3.2             -              -
Indonesia                            0.9           0.5                -               -             -              -
Ireland                                -             -              0.8             0.6             -            1.1
Israel                                 -             -                -               -             -              -
Italy                                  -           4.8              4.0             0.4             -            1.5
Japan                                  -          15.0             20.5             9.1             -           20.2
Luxembourg                             -             -              0.1               -             -              -
Malaysia                               -             -                -               -             -              -
Mexico                                 -             -                -             1.6           0.6            0.6
Morocco                                -             -                -               -             -              -
Netherlands                            -           5.4              4.8             2.2             -            5.4
New Zealand                            -             -              0.2               -             -            0.1
Norway                                 -           1.4              0.6             0.5             -            0.8
Panama                                 -             -                -               -           0.1              -
Peru                                   -             -                -               -           0.3              -
Philippines                            -             -                -               -             -              -
Poland                                 -             -                -               -             -              -
Portugal                               -             -              0.3             0.3             -              -
Russia                                 -           0.8                -               -           0.6              -
Singapore                              -           0.4              0.8             0.5             -            1.6
South Africa                           -             -                -               -             -              -
South Korea                            -           1.1                -             2.5             -            2.0
Spain                                  -           4.7              3.8               -           0.2            2.0
Sweden                                 -           2.7              2.4             5.0             -            3.1
Switzerland                            -           3.4              6.5             2.2             -           10.8
Taiwan                                 -           1.4                -             0.8             -            1.1
Tunisia                                -             -                -               -           0.1              -
Turkey                                 -             -                -               -             -              -
United Kingdom                         -          24.7             24.0            14.1             -           16.0
United States                       84.8           3.3              4.8            39.3          90.0            8.6
Venezuela                              -             -                -               -             -              -
---------------------------------- ------- ------------- ------------------ -------------- --------------- -------------
Total
Investments                        100.0%        100.0%           100.0%          100.0%        100.0%         100.0%




----------------------------------- ------------ ------------ ----------- ------------- ----------

                                     JNL/Salomon  JNL/Select   JNL/Select  JNL/T.Rowe   JNL/T.Rowe
                                       Brothers     Global     Large Cap     Price        Price
                                      Strategic     Growth       Growth    Established    Value
                                      Bond Fund      Fund         Fund     Growth Fund     Fund
----------------------------------- ------------ ------------ ----------- ------------- ----------

Argentina                                 0.3 %          - %        - %         - %          - %
Australia                                   -            -          -         1.0            -
Austria                                     -            -          -           -            -
Bahamas                                   0.1            -          -           -            -
Barbados                                    -            -          -           -            -
Belgium                                     -            -          -           -            -
Bermuda                                     -            -        1.0         1.4            -
Brazil                                    2.4            -        0.9           -            -
Bulgaria                                  0.1            -          -           -            -
Canada                                    0.7          4.5        4.6         0.9          1.3
Cayman Islands                            0.1            -          -           -            -
China                                       -            -          -           -            -
Colombia                                  0.4            -          -           -            -
Denmark                                     -            -          -           -            -
Ecuador                                   0.2            -          -           -            -
Finland                                   0.6          1.8          -         0.4          0.9
France                                    1.2          5.7         1.2        0.3          1.6
Germany                                   3.1          2.1          -           -            -
Greece                                      -            -          -           -            -
Hong Kong                                   -          2.3          -           -            -
Hungary                                     -            -          -           -            -
India                                       -          1.2          -           -            -
Indonesia                                   -            -          -           -            -
Ireland                                     -          0.4          -         0.5            -
Israel                                      -            -          -         0.5            -
Italy                                     0.3          2.3          -           -            -
Japan                                       -          6.6          -           -          0.9
Luxembourg                                  -          0.7          -           -            -
Malaysia                                  0.1            -          -           -            -
Mexico                                    0.9          1.0         0.9        0.9            -
Morocco                                     -            -          -           -            -
Netherlands                               1.6          7.2          -         0.5          2.2
New Zealand                                 -            -          -           -            -
Norway                                      -            -          -           -          1.1
Panama                                    0.3            -          -           -            -
Peru                                      0.4            -          -           -            -
Philippines                               0.5            -          -           -            -
Poland                                      -            -          -           -            -
Portugal                                    -            -          -           -            -
Russia                                    1.8          0.4          -           -            -
Singapore                                   -            -          -           -            -
South Africa                              0.1            -          -           -            -
South Korea                                 -          1.6          -         0.7            -
Spain                                       -          1.0          -         0.5            -
Sweden                                      -          1.0          -           -            -
Switzerland                                 -          5.4          -         1.7            -
Taiwan                                      -          2.1          -           -            -
Tunisia                                     -            -          -           -            -
Turkey                                    0.3            -          -           -            -
United Kingdom                            0.5         13.2         4.4        2.1          1.7
United States                            84.2         39.5        87.0       88.6         90.3
Venezuela                                 0.1            -           -          -            -
----------------------------------- ------------ ------------ ----------- ------------- ----------
Total
Investments                             100.0%       100.0%      100.0%     100.0%       100.0%



JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005


SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------------

       CURRENCY              SETTLEMENT            NOTIONAL            CURRENCY         UNREALIZED
    PURCHASED/SOLD              DATE                AMOUNT              VALUE           GAIN/(LOSS)

JNL/FMR Balanced Fund
        CAD/USD               4/6/2005               33 CAD             $ 27               $ -
        EUR/USD               4/1/2005               16 EUR               21                 -
        EUR/USD               4/5/2005                5 EUR                7                 -
        USD/CAD               4/1/2005               (4)CAD               (4)                -
        USD/CAD               4/4/2005               (5)CAD               (4)                -
        USD/GBP               4/1/2005               (1)GBP               (1)                -
        USD/GBP               4/4/2005               (3)GBP               (6)                -
        USD/GBP               4/5/2005               (1)GBP               (2)                -
                                                                  -------------  ----------------
                                                                        $ 38               $ -
                                                                  =============  ================

JNL/FMR Capital Growth Fund
        CAD/USD               4/1/2005              292 CAD       $      242               $ -
        CAD/USD               4/4/2005               74 CAD               61                 -
        EUR/USD               4/1/2005              133 EUR              173                 1
        EUR/USD               4/4/2005              458 EUR              596                 3
        EUR/USD               4/5/2005              173 EUR              224                 1
        USD/CAD               4/1/2005             (66) CAD              (55)                -
                                                            -----------------  ----------------
                                                                     $ 1,241               $ 5
                                                            =================  ================

JNL/JPMorgan International Value Fund
        AUD/USD              5/20/2005            4,887 AUD          $ 3,765             $ (33)
        CHF/USD              5/20/2005            2,910 CHF            2,449               (27)
        EUR/JPY              5/20/2005              340 EUR              442                 1
        EUR/USD              5/20/2005            1,219 EUR            1,585               (41)
        EUR/USD              5/20/2005            1,140 EUR            1,483                 1
        GBP/USD               4/1/2005               81 GBP              153                 1
        GBP/USD              5/20/2005              990 GBP            1,866               (34)
        GBP/USD              5/20/2005              300 GBP              565                 2
        HKD/USD              5/20/2005            4,840 HKD              621                 -
        JPY/EUR              5/20/2005            (696) JPY             (906)              (12)
        JPY/USD              5/20/2005          507,799 JPY            4,767               (97)
        SEK/EUR              5/20/2005            (350) SEK             (455)                -
        SEK/NOK              5/20/2005          (1,170) SEK             (186)               (2)
        SGD/USD              5/20/2005             843  SGD              512                (7)
        USD/CHF              5/20/2005          (1,330) CHF           (1,119)               24
        USD/EUR              5/20/2005            (210) EUR             (273)                -
        USD/EUR              5/20/2005          (9,256) EUR          (12,041)              137
        USD/GBP              5/20/2005            (481) GBP             (906)               14
        USD/GBP              5/20/2005            (320) GBP             (603)               (3)
        USD/HKD              5/20/2005          (5,324) HKD             (683)                1
        USD/JPY              5/20/2005         (91,932) JPY             (863)               11
        USD/JPY              5/20/2005         (10,682) JPY             (100)                -
        USD/NOK              5/20/2005          (6,878) NOK           (1,091)              (17)
        USD/SGD              5/20/2005            (744) SGD             (452)               (2)
                                                            -----------------  ----------------
                                                                    $ (1,470)            $ (83)
                                                            =================  ================

JNL/Mellon Capital Management International Index Fund
        EUR/USD              6/16/2005            3,330 EUR          $ 4,336             $ (86)
        EUR/USD              6/16/2005            1,086 EUR            1,413                 5
        GBP/USD              6/16/2005            2,097 GBP            3,946               (43)
        GBP/USD              6/16/2005              691 GBP            1,301                10
        JPY/USD              6/16/2005          320,843 JPY            3,019               (52)
        JPY/USD              6/16/2005           59,195 JPY              557                 2
        USD/EUR              6/16/2005             (30) EUR              (39)                -
        USD/GBP              6/16/2005             (49) GBP              (93)               (1)
                                                              -----------------  ----------------
                                                                    $ 14,440            $ (165)
                                                              =================  ================


       CURRENCY            SETTLEMENT         NOTIONAL           CURRENCY           UNREALIZED
    PURCHASED/SOLD            DATE             AMOUNT             VALUE             GAIN/(LOSS)

JNL/Oppenheimer Global Growth Fund
       AUD/USD              4/1/2005            112 AUD               $ 87                 $ -
       AUD/USD              4/4/2005             11 AUD                  8                   -
       EUR/USD              4/1/2005            627 EUR                815                  (1)
       EUR/USD              4/4/2005            250 EUR                324                   -
       USD/EUR              4/4/2005          (304) EUR               (395)                 (2)
                                                        -------------------  ------------------
                                                                     $ 839                $ (3)
                                                        ===================  ==================

JNL/PIMCO Total Return Bond Fund
       BRL/USD             4/22/2005            107 BRL               $ 40                 $ 2
       BRL/USD             5/23/2005            225 BRL                 83                  (1)
       BRL/USD             6/13/2005            301 BRL                110                   3
       BRL/USD              9/8/2005          1,400 BRL                496                   2
       BRL/USD              9/9/2005            856 BRL                303                   3
       CLP/USD             5/16/2005         49,418 CLP                 84                  (2)
       CLP/USD             6/13/2005         60,602 CLP                103                   1
       CLP/USD              8/2/2005         11,372 CLP                 19                   -
       HKD/USD             4/26/2005            577 HKD                 74                   -
       INR/USD             6/21/2005          6,436 INR                147                  (1)
       JPY/USD             4/13/2005        559,983 JPY              5,240                 (96)
       KRW/USD             4/28/2005         85,914 KRW                 85                   1
       KRW/USD             5/24/1950         88,000 KRW                 87                   1
       KRW/USD             6/21/2005        118,000 KRW                116                  (2)
       MXN/USD             5/27/2005            402 MXN                 36                   -
       MXN/USD             6/23/2005          1,122 MXN                 99                   1
       PEN/USD             5/23/2005            260 PEN                 80                   -
       PEN/USD             6/14/2005            348 PEN                107                   -
       RUB/USD             4/27/2005          2,131 RUB                 76                   1
       RUB/USD             5/23/2005          2,153 RUB                 77                   -
       RUB/USD             6/22/2005          3,048 RUB                109                  (1)
       SGD/USD             4/26/2005            125 SGD                 76                  (1)
       SGD/USD             5/24/2005            129 SGD                 78                   -
       SGD/USD             6/21/2005            171 SGD                104                  (2)
       SKK/USD             5/27/2005          2,459 SKK                 83                  (2)
       SKK/USD             6/23/2005          3,343 SKK                113                  (1)
       TWD/USD             5/24/2005          2,510 TWD                 80                   -
       TWD/USD             6/21/2005          3,321 TWD                107                  (3)
       USD/CAD             4/28/2005          (709) CAD               (586)                  2
       USD/EUR             4/18/2005       (30,657) EUR            (39,853)              1,185
       USD/EUR             4/25/2005        (3,813) EUR             (4,957)                 73
                                                        -------------------  ------------------
                                                                 $ (37,184)            $ 1,163
                                                        ===================  ==================

JNL/Putnam Equity Fund
       UAD/GBP              4/5/2005           (30) GBP              $ (57)                $ -
                                                        ===================  ==================



       CURRENCY            SETTLEMENT          NOTIONAL          CURRENCY           UNREALIZED
    PURCHASED/SOLD            DATE              AMOUNT            VALUE             GAIN/(LOSS)

JNL/Putnam International Equity Fund
       AUD/USD              4/4/2005            13 AUD             $ 10                  $ -
       AUD/USD             4/20/2005         6,669 AUD            5,151                   57
       AUD/USD             4/20/2005         8,937 AUD            6,903                  (30)
       CAD/USD              4/4/2005            47 CAD               39                    -
       CAD/USD             4/20/2005           344 CAD              284                    7
       CHF/USD              4/1/2005            25 CHF               21                    -
       CHF/USD              4/4/2005           312 CHF              261                    1
       CHF/USD              4/5/2005             2 CHF                1                    -
       CHF/USD             6/15/2005         1,539 CHF            1,298                   11
       CHF/USD             6/15/2005           594 CHF              501                  (12)
       DKK/USD              4/4/2005           165 DKK               29                    -
       DKK/USD             6/15/2005         2,678 DKK              468                   (5)
       EUR/USD              4/1/2005            98 EUR              128                    1
       EUR/USD              4/4/2005           485 EUR              630                    3
       EUR/USD              4/5/2005           128 EUR              166                    -
       EUR/USD             6/15/2005         4,953 EUR            6,448                 (101)
       EUR/USD             6/15/2005           387 EUR              504                    1
       GBP/USD              4/1/2005           148 GBP              280                    2
       GBP/USD              4/4/2005           224 GBP              422                    2
       GBP/USD              4/5/2005            39 GBP               75                    -
       GBP/USD             6/15/2005         6,344 GBP           11,942                 (111)
       GBP/USD             6/15/2005           403 GBP              759                    8
       HKD/USD              4/1/2005           404 HKD               52                    -
       HKD/USD              4/4/2005           772 HKD               99                    -
       JPY/USD              4/1/2005           892 JPY                8                    -
       JPY/USD              4/4/2005        77,315 JPY              723                    3
       JPY/USD              4/5/2005         8,645 JPY               81                    -
       JPY/USD             5/18/2005        53,665 JPY              504                    3
       JPY/USD             5/18/2005       503,746 JPY            4,728                 (191)
       NOK/USD              4/1/2005            34 NOK                5                    -
       NOK/USD              4/4/2005           191 NOK               30                    -
       NOK/USD              4/5/2005            34 NOK                5                    -
       NOK/USD             6/15/2005         4,764 NOK              757                  (24)
       SEK/USD              4/4/2005           456 SEK               65                    -
       SEK/USD             6/15/2005         3,533 SEK              503                    2
       SGD/USD              4/4/2005            94 SGD               57                    -
       USD/AUD             4/20/2005       (2,576) AUD           (1,989)                  35
       USD/AUD             4/20/2005       (4,931) AUD           (3,809)                 (44)
       USD/CAD             4/20/2005       (1,614) CAD           (1,334)                  18
       USD/CAD             4/20/2005         (630) CAD             (521)                 (15)
       USD/CHF             6/15/2005       (8,200) CHF           (6,914)                 165
       USD/EUR              4/1/2005         (374) EUR             (486)                  (3)
       USD/EUR              4/4/2005          (30) EUR              (38)                   -
       USD/EUR             6/15/2005       (1,526) EUR           (1,987)                 (14)
       USD/EUR             6/15/2005       (1,363) EUR           (1,775)                  31
       USD/GBP             6/15/2005         (134) GBP             (253)                   1
       USD/GBP             6/15/2005         (907) GBP           (1,707)                 (18)
       USD/JPY             5/18/2005     (836,171) JPY           (7,848)                 306
       USD/JPY             5/18/2005      (52,416) JPY             (492)                  (1)
       USD/NOK             6/15/2005       (2,064) NOK             (328)                   5
       USD/SEK              4/1/2005         (499) SEK              (71)                   -
       USD/SEK             6/15/2005       (1,773) SEK             (252)                  (1)
       USD/SEK             6/15/2005      (22,735) SEK           (3,236)                  78
                                                       -----------------   ------------------
                                                               $ 10,897                $ 170
                                                       =================   ==================


        CURRENCY              SETTLEMENT         NOTIONAL          CURRENCY           UNREALIZED
     PURCHASED/SOLD              DATE             AMOUNT            VALUE            GAIN/(LOSS)

JNL/Salomon Brothers Strategic Bond Fund
         EUR/USD              5/24/2005          17,259 EUR         $ 22,455               $ (530)
         USD/EUR              5/24/2005        (33,624) EUR          (43,748)                 464
                                                            -----------------  -------------------
                                                                   $ (21,293)               $ (66)
                                                            =================  ===================

JNL/Select Global Growth Fund
         CHF/USD               4/1/2005             837 CHF            $ 702                  $ 6
         CHF/USD               4/4/2005             262 CHF              220                    1
         EUR/USD               4/4/2005             457 EUR              593                    1
         EUR/USD               4/5/2005             587 EUR              762                    2
         GBP/USD               4/5/2005             199 GBP              375                    -
         USD/CAD               4/4/2005           (349) CAD             (289)                  (1)
         USD/EUR               4/1/2005           (597) EUR             (776)                  (5)
         USD/EUR               4/4/2005            (93) EUR             (121)                   -
         USD/GBP               4/1/2005           (878) GBP           (1,660)                 (13)
         USD/GBP               4/4/2005           (290) GBP             (547)                  (3)
         USD/SEK               4/1/2005         (1,252) SEK             (177)                  (1)
         USD/SEK               4/5/2005         (6,816) SEK             (968)                  (4)
                                                            -----------------  -------------------
                                                                    $ (1,886)               $ (17)
                                                            =================  ===================

JNL/T. Rowe Price Established Growth Fund
                                                            -----------------  -------------------
         USD/GBP               4/5/2005           (177) GBP           $ (334)                $ (2)
                                                            =================  ===================



JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2005


SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                     CONTRACTS           UNREALIZED
                                                       LONG/            APPRECIATION/
                                                      (SHORT)          (DEPRECIATION)

JNL/JPMorgan International Value Fund
Dow Jones Euro Stoxx 50 Future
   Expiration June 2005                                   28                      $ (14)
                                                                 =======================
                                                                 =======================

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 Index Future
   Expiration June 2005                                   13                     $ (116)
                                                                 =======================
                                                                 =======================

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration June 2005                                  168                      $ (35)
FTSE 100 Index Future
   Expiration June 2005                                   61                        (62)
Topix Japanese Yen Future
   Expiration June 2005                                   30                        (20)
                                                                 -----------------------
                                                                 -----------------------
                                                                                 $ (117)
                                                                 =======================
                                                                 =======================

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
   Expiration June 2005                                  132                     $ (141)
                                                                 =======================
                                                                 =======================

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
   Expiration June 2005                                  234                     $ (272)
                                                                 =======================
                                                                 =======================

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
   Expiration June 2005                                   61                        $ 7
                                                                 =======================
                                                                 =======================





---------------------------------------------------------------------------------------
                                                                            Unrealized
                                                      Notional            Appreciation/
                                                       Amount             (Depreciation)

JNL/PIMCO Total Return Fund
British Pound Sterling Future Option
   Expiration June 2005                                (12,000)GBP                $ 10
Euro BOBL Future
   Expiration June 2005                                 (4,800)EUR                 (39)
Eurodollar Future
   Expiration June 2005                                 36,000 USD                 (33)
Eurodollar Future
   Expiration September 2005                           615,000 USD              (1,161)
Eurodollar Future
   Expiration December 2005                            425,000 USD                (698)
Eurodollar Future
   Expiration March 2006                                 9,000 USD                   -
Eurodollar Future Option
   Expiration June 2005                                 52,000 EUR                  15
Japanese Government Bond, 10-Year, 6.00%,
   Expiration June 2005                                500,000 JPY                  93
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration June 2005                                 15,000 USD                (163)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2005                                 42,000 USD                (257)
                                                                    -------------------
                                                                    -------------------
                                                                              $ (2,233)
                                                                    ===================
                                                                    ===================

JNL/Salomon Brothers Strategic Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration June 2005                                $ 7,400                     $ 5
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration June 2005                                (10,000)                     22
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration June 2005                                (13,400)                    (32)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2005                                (16,300)                     63
                                                                    -------------------
                                                                    -------------------
                                                                                  $ 58
                                                                    ===================
                                                                    ===================

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration June 2005                                $ 9,000                     $ 6
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration June 2005                                (13,900)                     25
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2005                                 (9,200)                    (42)
                                                                    -------------------
                                                                    -------------------
                                                                                 $ (11)
                                                                    ===================
                                                                    ===================

JNL/Select Balanced Fund
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration June 2005                                 (4,300)                   $ 23
                                                                    ===================
                                                                    ===================




ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005